                                                                 June 30, 2002

                                                            semi-annual report
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[PROFUNDS LOGO]

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

            Common Stocks (91.0%)
                                                   Shares    Value
                                                   ------ -----------
           3M Co..................................  1,040 $   127,920
           Abbott Laboratories....................  4,173     157,113
           ACE, Ltd...............................    702      22,183
           ADC Telecommunications, Inc.*..........  2,119       4,853
           Adobe Systems, Inc.....................    637      18,155
           Advanced Micro Devices, Inc.*..........    910       8,845
           AES Corp.*.............................  1,430       7,751
           Aetna, Inc.............................    390      18,708
           AFLAC, Inc.............................  1,391      44,512
           Agere Systems, Inc.*...................    129         181
           Agere Systems, Inc.--Class B*..........  3,188       4,782
           Agilent Technologies, Inc.*............  1,248      29,514
           Air Products & Chemicals, Inc..........    611      30,837
           Alberto-Culver Co.--Class B............    156       7,457
           Albertson's, Inc.......................  1,092      33,262
           Alcan, Inc.............................    858      32,192
           Alcoa, Inc.............................  2,262      74,984
           Allegheny Energy, Inc..................    338       8,704
           Allegheny Technologies, Inc............    221       3,492
           Allergan, Inc..........................    351      23,429
           Allied Waste Industries, Inc.*.........    533       5,117
           Allstate Corp..........................  1,898      70,188
           Alltel Corp............................    832      39,104
           Altera Corp.*..........................  1,027      13,967
           Ambac Financial Group, Inc.............    286      19,219
           Amerada Hess Corp......................    234      19,305
           Ameren Corp............................    390      16,774
           American Electric Power, Inc...........    910      36,418
           American Express Co....................  3,562     129,372
           American Greetings Corp.--Class A......    169       2,816
           American International Group, Inc......  6,994     477,200
           American Power Conversion Corp.*.......    520       6,568
           American Standard Cos.*................    195      14,645
           AmerisourceBergen Corp.................    286      21,736
           Amgen, Inc.*...........................  2,782     116,511
           AMR Corp.*.............................    416       7,014
           AmSouth Bancorp........................    962      21,530
           Anadarko Petroleum Corp................    663      32,686
           Analog Devices*........................    975      28,958
           Andrew Corp.*..........................    260       3,726
           Anheuser-Busch Cos., Inc...............  2,340     117,000
           AOL-Time Warner, Inc.*................. 11,908     175,167
           AON Corp...............................    728      21,461
           Apache Corp............................    390      22,417
           Apollo Group, Inc.--Class A*...........    468      18,449
           Apple Computer, Inc.*..................    949      16,816
           Applera Corp.--Applied Biosystems Group    572      11,148
           Applied Materials, Inc.*...............  4,381      83,327
           Applied Micro Circuits Corp.*..........    806       3,812
           Archer-Daniels-Midland Co..............  1,742      22,280
           Ashland, Inc...........................    182       7,371
           AT&T Corp.............................. 10,166     108,776
           AT&T Wireless Services, Inc.*..........  7,241      42,360
           Autodesk, Inc..........................    312       4,134
           Automatic Data Processing, Inc.........  1,664      72,467
           AutoZone, Inc.*........................    286      22,108
           Avaya, Inc.*...........................    962       4,762
           Avery Dennison Corp....................    299      18,762
           Avon Products, Inc.....................    637      33,277
           Baker Hughes, Inc......................    897      29,861

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Ball Corp..........................    156 $     6,471
             Bank of America Corp...............  4,121     289,953
             Bank of New York Co., Inc..........  1,950      65,813
             Bank One Corp......................  3,146     121,058
             Bard (C.R.), Inc...................    143       8,091
             Barrick Gold Corp..................  1,443      27,403
             Bausch & Lomb, Inc.................    143       4,841
             Baxter International, Inc..........  1,612      71,653
             BB&T Corp..........................  1,287      49,678
             Bear Stearns Cos., Inc.............    273      16,708
             Becton, Dickinson & Co.............    689      23,736
             Bed Bath & Beyond, Inc.*...........    780      29,437
             BellSouth Corp.....................  5,018     158,067
             Bemis Co., Inc.....................    143       6,793
             Best Buy Co., Inc.*................    858      31,145
             Big Lots, Inc......................    312       6,140
             Biogen, Inc.*......................    403      16,696
             Biomet, Inc........................    715      19,391
             BJ Services Co.*...................    416      14,094
             Black & Decker Corp................    221      10,652
             Block H & R, Inc...................    494      22,798
             BMC Software, Inc.*................    650      10,790
             Boeing Co..........................  2,249     101,205
             Boise Cascade Corp.................    156       5,387
             Boston Scientific Corp.*...........  1,092      32,017
             Bristol-Myers Squibb Co............  5,187     133,306
             Broadcom Corp.--Class A*...........    715      12,541
             Brown-Forman Corp..................    182      12,558
             Brunswick Corp.....................    247       6,916
             Burlington Northern Santa Fe Corp..  1,027      30,810
             Burlington Resources, Inc..........    533      20,254
             Calpine Corp.*.....................  1,001       7,037
             Campbell Soup Co...................  1,092      30,205
             Capital One Financial Corp.........    585      35,714
             Cardinal Health, Inc...............  1,209      74,245
             Carnival Corp......................  1,573      43,556
             Caterpillar, Inc...................    923      45,181
             Cendant Corp.*.....................  2,795      44,385
             Centex Corp........................    169       9,767
             CenturyTel, Inc....................    377      11,122
             Charter One Financial, Inc.........    598      20,559
             ChevronTexaco Corp.................  2,860     253,110
             Chiron Corp.*......................    507      17,922
             Chubb Corp.........................    455      32,214
             CIENA Corp.*.......................    884       3,704
             CIGNA Corp.........................    377      36,727
             Cincinnati Financial Corp..........    429      19,961
             Cinergy Corp.......................    442      15,908
             Cintas Corp........................    455      22,491
             Circuit City Stores, Inc...........    559      10,481
             Cisco Systems, Inc.*............... 19,578     273,113
             Citigroup, Inc..................... 13,767     533,472
             Citizens Communications Co.*.......    754       6,303
             Citrix Systems, Inc.*..............    481       2,905
             Clear Channel Communications, Inc.*  1,638      52,449
             Clorox Co..........................    611      25,265
             CMS Energy Corp....................    364       3,997
             Coca-Cola Co.......................  6,643     372,009
             Coca-Cola Enterprises, Inc.........  1,196      26,408
             Colgate-Palmolive Co...............  1,469      73,523

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Comcast Corp.--Special Class A*........ 2,535  $    60,434
           Comerica, Inc..........................   468       28,735
           Computer Associates International, Inc. 1,547       24,582
           Computer Sciences Corp.*...............   455       21,749
           Compuware Corp.*....................... 1,001        6,076
           Comverse Technology, Inc.*.............   494        4,574
           ConAgra Foods, Inc..................... 1,443       39,899
           Concord EFS, Inc.*..................... 1,365       41,141
           Conoco, Inc............................ 1,677       46,621
           Conseco, Inc.*.........................   923        1,846
           Consolidated Edison, Inc...............   572       23,881
           Constellation Energy Group, Inc........   442       12,968
           Convergys Corp.*.......................   468        9,117
           Cooper Industries, Ltd.--Class A.......   247        9,707
           Cooper Tire & Rubber Co................   195        4,007
           Coors (Adolph) Co.--Class B............    91        5,669
           Corning, Inc........................... 2,548        9,045
           Costco Wholesale Corp.*................ 1,209       46,692
           Countrywide Credit Industries, Inc.....   325       15,681
           Crane Co...............................   156        3,959
           CSX Corp...............................   572       20,049
           Cummins, Inc...........................   117        3,873
           CVS Corp............................... 1,053       32,222
           Dana Corp..............................   403        7,468
           Danaher Corp...........................   403       26,739
           Darden Restaurants, Inc................   468       11,560
           Deere & Co.............................   637       30,512
           Dell Computer Corp.*................... 6,942      181,464
           Delphi Automotive Systems Corp......... 1,495       19,734
           Delta Air Lines, Inc...................   325        6,500
           Deluxe Corp............................   169        6,572
           Devon Energy Corp......................   416       20,500
           Dillard's, Inc.--Class A...............   221        5,810
           Dollar General Corp....................   884       16,823
           Dominion Resources, Inc................   741       49,054
           Donnelley (R.R.) & Sons Co.............   299        8,237
           Dover Corp.............................   546       19,110
           Dow Chemical Co........................ 2,431       83,577
           Dow Jones & Co., Inc...................   221       10,707
           DTE Energy Co..........................   429       19,151
           Du Pont (E.I.) de Nemours.............. 2,652      117,748
           Duke Energy Corp....................... 2,223       69,135
           Dynegy, Inc.--Class A..................   962        6,926
           Eastman Chemical Co....................   208        9,755
           Eastman Kodak Co.......................   780       22,753
           Eaton Corp.............................   182       13,241
           Ecolab, Inc............................   351       16,227
           Edison International*..................   871       14,807
           El Paso Corp........................... 1,430       29,472
           Electronic Data Systems Corp........... 1,287       47,812
           Eli Lilly & Co......................... 3,003      169,369
           EMC Corp.*............................. 5,941       44,855
           Emerson Electric Co.................... 1,131       60,519
           Engelhard Corp.........................   351        9,940
           EnPro Industries, Inc.*................    70          368
           Entergy Corp...........................   598       25,379
           EOG Resources, Inc.....................   312       12,386
           Equifax, Inc...........................   390       10,530
           Equity Office Properties Trust......... 1,118       33,652
           Equity Residential Properties Trust....   728       20,930

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Exelon Corp............................    858 $    44,873
           Exxon Mobil Corp....................... 18,135     742,083
           Family Dollar Stores, Inc..............    468      16,497
           Fannie Mae.............................  2,665     196,544
           Federated Department Stores, Inc.*.....    533      21,160
           FedEx Corp.............................    793      42,346
           Fifth Third Bancorp....................  1,573     104,840
           First Data Corp........................  2,041      75,925
           First Tennessee National Corp..........    338      12,945
           FirstEnergy Corp.......................    793      26,470
           Fiserv, Inc.*..........................    507      18,612
           Fleet Boston Financial Corp............  2,795      90,418
           Fluor Corp.............................    221       8,608
           Ford Motor Co..........................  4,849      77,584
           Forest Laboratories, Inc.*.............    481      34,055
           Fortune Brands, Inc....................    403      22,568
           FPL Group, Inc.........................    468      28,075
           Franklin Resources, Inc................    702      29,933
           Freddie Mac............................  1,859     113,771
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*..............................    390       6,962
           Gannett Co., Inc.......................    715      54,269
           Gap, Inc...............................  2,314      32,859
           Gateway, Inc.*.........................    871       3,867
           General Dynamics Corp..................    546      58,067
           General Electric Co.................... 26,585     772,294
           General Mills, Inc.....................    975      42,978
           General Motors Corp....................  1,495      79,907
           Genuine Parts Co.......................    468      16,319
           Genzyme Corp.--General Division*.......    572      11,005
           Georgia Pacific Corp...................    611      15,018
           Gillette Co............................  2,821      95,547
           Golden West Financial Corp.............    416      28,612
           Goodrich Corp..........................    273       7,458
           Goodyear Tire & Rubber Co..............    442       8,270
           Grainger (W.W.), Inc...................    247      12,375
           Great Lakes Chemical Corp..............    130       3,444
           Guidant Corp.*.........................    819      24,758
           Halliburton Co.........................  1,170      18,650
           Harley-Davidson, Inc...................    806      41,324
           Harrah's Entertainment, Inc.*..........    312      13,837
           Hartford Financial Services Group, Inc.    663      39,429
           Hasbro, Inc............................    468       6,346
           HCA, Inc...............................  1,378      65,455
           Health Management Associates, Inc.--
            Class A*..............................    650      13,098
           Healthsouth Corp.*.....................  1,053      13,468
           Heinz (H.J.) Co........................    936      38,470
           Hercules, Inc.*........................    286       3,318
           Hershey Foods Corp.....................    364      22,750
           Hewlett-Packard Co.....................  8,080     123,462
           Hilton Hotels Corp.....................    988      13,733
           Home Depot, Inc........................  6,305     231,583
           Honeywell International, Inc...........  2,184      76,942
           Household International, Inc...........  1,222      60,733
           Humana, Inc.*..........................    455       7,112
           Huntington Bancshares, Inc.............    663      12,875
           Illinois Tool Works, Inc...............    819      55,938
           Immunex Corp.*.........................  1,482      33,108
           IMS Health, Inc........................    767      13,768

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Inco, Ltd.*.............................    481 $    10,890
          Ingersoll-Rand Co.--Class A.............    455      20,775
          Intel Corp.............................. 17,888     326,813
          International Business Machines Corp....  4,576     329,472
          International Flavors & Fragrances, Inc.    247       8,025
          International Game Technology*..........    247      14,005
          International Paper Co..................  1,287      56,088
          Interpublic Group of Cos., Inc..........  1,027      25,429
          Intuit, Inc.*...........................    572      28,440
          ITT Industries, Inc.....................    247      17,438
          J.P. Morgan Chase & Co..................  5,330     180,794
          Jabil Circuit, Inc.*....................    533      11,252
          JDS Uniphase Corp.*.....................  3,640       9,719
          Jefferson-Pilot Corp....................    403      18,941
          JM Smucker Co...........................     91       3,106
          John Hancock Financial Services, Inc....    793      27,914
          Johnson & Johnson.......................  8,060     421,216
          Johnson Controls, Inc...................    234      19,097
          Jones Apparel Group, Inc.*..............    338      12,675
          KB Home.................................    143       7,366
          Kellogg Co..............................  1,092      39,159
          Kerr-McGee Corp.........................    273      14,619
          KeyCorp.................................  1,144      31,231
          KeySpan Corp............................    377      14,194
          Kimberly-Clark Corp.....................  1,391      86,242
          Kinder Morgan, Inc......................    325      12,357
          King Pharmaceuticals, Inc.*.............    663      14,752
          KLA-Tencor Corp.*.......................    507      22,303
          Knight Ridder, Inc......................    221      13,912
          Kohls Corp.*............................    897      62,862
          Kroger Co.*.............................  2,119      42,168
          Leggett & Platt, Inc....................    520      12,168
          Lexmark International Group, Inc.*......    351      19,094
          Limited, Inc............................  1,391      29,628
          Lincoln National Corp...................    494      20,748
          Linear Technology Corp..................    845      26,558
          Liz Claiborne, Inc......................    286       9,095
          Lockheed Martin Corp....................  1,209      84,026
          Loews Corp..............................    507      26,866
          Louisiana-Pacific Corp..................    286       3,029
          Lowe's Cos., Inc........................  2,080      94,432
          LSI Logic Corp.*........................    988       8,645
          Lucent Technologies, Inc................  9,165      15,214
          Manor Care, Inc.*.......................    273       6,279
          Marathon Oil Corp.......................    832      22,564
          Marriott International, Inc.--Class A...    650      24,733
          Marsh & McLennan Cos., Inc..............    728      70,325
          Marshall & Ilsley Corp..................    572      17,692
          Masco Corp..............................  1,300      35,243
          Mattel, Inc.............................  1,170      24,664
          Maxim Integrated Products, Inc.*........    858      32,887
          May Department Stores Co................    767      25,257
          Maytag Corp.............................    208       8,871
          MBIA, Inc...............................    390      22,047
          MBNA Corp...............................  2,275      75,234
          McDermott International, Inc.*..........    169       1,369
          McDonald's Corp.........................  3,406      96,901
          McGraw-Hill Cos., Inc...................    520      31,044
          McKesson Corp...........................    767      25,081
          MeadWestvaco Corp.......................    536      17,988

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            MedImmune, Inc.*.....................    663 $    17,503
            Medtronic, Inc.......................  3,250     139,263
            Mellon Financial Corp................  1,183      37,182
            Merck & Co., Inc.....................  6,058     306,777
            Mercury Interactive Corp.*...........    221       5,074
            Meredith Corp........................    130       4,986
            Merrill Lynch & Co., Inc.............  1,936      78,408
            MetLife, Inc.........................  1,885      54,288
            MGIC Investment Corp.................    286      19,391
            Micron Technology, Inc.*.............  1,612      32,595
            Microsoft Corp.*..................... 14,482     792,166
            Millipore Corp.......................    130       4,157
            Mirant Corp.*........................  1,079       7,877
            Molex, Inc...........................    520      17,436
            Moody's Corp.........................    416      20,696
            Morgan Stanley Dean Witter & Co......  2,951     127,129
            Motorola, Inc........................  6,071      87,544
            Mykrolis Corp.*......................     60         709
            Nabors Industries, Ltd.*.............    390      13,709
            National City Corp...................  1,625      54,031
            National Semiconductor Corp.*........    481      14,031
            Navistar International Corp..........    156       4,992
            NCR Corp.*...........................    260       8,996
            Network Appliance, Inc.*.............    897      11,159
            New York Times Co.--Class A..........    403      20,755
            Newell Rubbermaid, Inc...............    715      25,068
            Newmont Mining Corp..................  1,053      27,725
            Nextel Communications, Inc.--Class A*  2,184       7,011
            NICOR, Inc...........................    117       5,353
            Nike, Inc.--Class B..................    715      38,359
            NiSource, Inc........................    559      12,203
            Noble Corp.*.........................    364      14,050
            Nordstrom, Inc.......................    364       8,245
            Norfolk Southern Corp................  1,040      24,315
            Nortel Networks Corp.*............... 10,270      14,892
            Northern Trust Corp..................    598      26,348
            Northrop Grumman Corp................    299      37,375
            Novell, Inc.*........................    975       3,130
            Novellus Systems, Inc.*..............    390      13,260
            Nucor Corp...........................    208      13,528
            NVIDIA Corp.*........................    403       6,924
            Occidental Petroleum Corp............  1,001      30,020
            Office Depot, Inc.*..................    819      13,759
            Omnicom Group........................    494      22,625
            Oracle Corp.*........................ 14,690     139,114
            PACCAR, Inc..........................    312      13,850
            Pactiv Corp.*........................    429      10,209
            Pall Corp............................    325       6,744
            Palm, Inc.*..........................  1,547       2,723
            Parametric Technology Corp.*.........    702       2,512
            Parker Hannifin Corp.................    312      14,910
            Paychex, Inc.........................  1,001      31,321
            Penney (J.C.) Co.....................    715      15,744
            Peoples Energy Corp..................     91       3,318
            PeopleSoft, Inc.*....................    832      12,380
            PepsiCo, Inc.........................  4,732     228,082
            PerkinElmer, Inc.....................    338       3,735
            Pfizer, Inc.......................... 16,705     584,674
            PG&E Corp.*..........................  1,040      18,606
            Pharmacia Corp.......................  3,458     129,502

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Phelps Dodge Corp.......................   234  $     9,641
          Philip Morris Cos., Inc................. 5,720      249,850
          Phillips Petroleum Co................... 1,027       60,470
          Pinnacle West Capital Corp..............   221        8,730
          Pitney Bowes, Inc.......................   650       25,818
          Placer Dome, Inc........................   884        9,910
          Plum Creek Timber Co., Inc..............   494       15,166
          PMC-Sierra, Inc.*.......................   442        4,097
          PNC Financial Services Group............   754       39,419
          Power-One, Inc.*........................   208        1,294
          PPG Industries, Inc.....................   455       28,165
          PPL Corp................................   390       12,901
          Praxair, Inc............................   442       25,181
          Procter & Gamble Co..................... 3,471      309,961
          Progress Energy, Inc....................   598       31,102
          Progressive Corp........................   585       33,842
          Providian Financial Corp................   767        4,510
          Public Service Enterprise Group, Inc....   546       23,642
          Pulte Homes, Inc........................   169        9,714
          QLogic Corp.*...........................   247        9,411
          Qualcomm, Inc.*......................... 2,054       56,464
          Quintiles Transnational Corp.*..........   312        3,897
          Qwest Communications International, Inc. 4,485       12,558
          RadioShack Corp.........................   468       14,068
          Rational Software Corp.*................   520        4,269
          Raytheon Co............................. 1,066       43,440
          Reebok International, Ltd.*.............   156        4,602
          Regions Financial Corp..................   611       21,477
          Reliant Energy, Inc.....................   806       13,621
          Robert Half International, Inc.*........   468       10,904
          Rockwell Collins, Inc...................   494       13,545
          Rockwell International Corp.............   494        9,870
          Rohm & Haas Co..........................   585       23,687
          Rowan Cos., Inc.........................   247        5,298
          Royal Dutch Petroleum Co.--ADR.......... 5,681      313,989
          Ryder System, Inc.......................   169        4,578
          Sabre Holdings Corp.*...................   390       13,962
          SAFECO Corp.............................   338       10,441
          Safeway, Inc.*.......................... 1,287       37,568
          Sanmina-SCI Corp.*...................... 1,404        8,859
          Sara Lee Corp........................... 2,093       43,200
          SBC Communications, Inc................. 8,931      272,396
          Schering-Plough Corp.................... 3,926       96,580
          Schlumberger, Ltd....................... 1,547       71,936
          Schwab (Charles) Corp................... 3,666       41,059
          Scientific-Atlanta, Inc.................   416        6,843
          Sealed Air Corp.*.......................   221        8,900
          Sears, Roebuck & Co.....................   845       45,884
          Sempra Energy...........................   546       12,083
          Sherwin-Williams Co.....................   403       12,062
          Siebel Systems, Inc.*................... 1,261       17,931
          Sigma-Aldrich Corp......................   195        9,779
          Simon Property Group, Inc...............   468       17,241
          Skyworks Solutions, Inc.*...............   242        1,342
          SLM Corp................................   416       40,310
          Snap-on, Inc............................   156        4,632
          Solectron Corp.*........................ 2,197       13,512
          Southern Co............................. 1,885       51,649
          SouthTrust Corp.........................   923       24,109
          Southwest Airlines Co................... 2,067       33,402

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Sprint Corp. (FON Group)................. 2,379  $    25,241
          Sprint Corp. (PCS Group)*................ 2,652       11,854
          St. Jude Medical, Inc.*..................   234       17,281
          St. Paul Companies, Inc..................   559       21,756
          Stanley Works............................   234        9,596
          Staples, Inc.*........................... 1,248       24,586
          Starbucks Corp.*......................... 1,027       25,521
          Starwood Hotels & Resorts Worldwide, Inc.   533       17,530
          State Street Corp........................   871       38,934
          Stilwell Financial, Inc..................   598       10,884
          Stryker Corp.............................   533       28,521
          Sun Microsystems, Inc.*.................. 8,684       43,507
          Sunoco, Inc..............................   208        7,411
          SunTrust Banks, Inc......................   767       51,941
          SuperValu, Inc...........................   351        8,610
          Symbol Technologies, Inc.................   611        5,194
          Synovus Financial Corp...................   793       21,823
          Sysco Corp............................... 1,768       48,125
          T. Rowe Price Group, Inc.................   325       10,686
          Target Corp.............................. 2,431       92,621
          TECO Energy, Inc.........................   416       10,296
          Tektronix, Inc.*.........................   247        4,621
          Tellabs, Inc.*........................... 1,105        6,851
          Temple-Inland, Inc.......................   143        8,274
          Tenet Healthcare Corp.*..................   871       62,320
          Teradyne, Inc.*..........................   494       11,609
          Texas Instruments, Inc................... 4,641      109,991
          Textron, Inc.............................   377       17,681
          The Pepsi Bottling Group, Inc............   754       23,223
          Thermo Electron Corp.*...................   455        7,508
          Thomas & Betts Corp......................   156        2,902
          Tiffany & Co.............................   390       13,728
          TJX Cos., Inc............................ 1,443       28,297
          TMP Worldwide, Inc.*.....................   299        6,429
          Torchmark Corp...........................   325       12,415
          Toys R Us, Inc.*.........................   559        9,766
          Transocean Sedco Forex, Inc..............   858       26,727
          Tribune Co...............................   806       35,061
          TRW, Inc.................................   338       19,259
          Tupperware Corp..........................   156        3,243
          TXU Corp.................................   715       36,858
          Tyco International, Ltd.................. 5,343       72,184
          U.S. Bancorp............................. 5,109      119,295
          Unilever NV--ADR......................... 1,534       99,403
          Union Pacific Corp.......................   676       42,777
          Union Planters Corp......................   546       17,674
          Unisys Corp.*............................   858        7,722
          United States Steel Corp.................   273        5,430
          United Technologies Corp................. 1,261       85,622
          UnitedHealth Group, Inc..................   819       74,979
          Univision Communications, Inc.--Class A*.   611       19,185
          Unocal Corp..............................   650       24,011
          UnumProvident Corp.......................   650       16,543
          UST, Inc.................................   455       15,470
          Veritas Software Corp.*.................. 1,092       21,611
          Verizon Communications, Inc.............. 7,280      292,292
          VF Corp..................................   299       11,724
          Viacom, Inc.--Class B*................... 4,732      209,958
          Visteon Corp.............................   351        4,984
          Vitesse Semiconductor Corp.*.............   533        1,658

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull                          Investments
             (Unaudited)                            June 30, 2002

             Common Stocks, continued
                                               Shares       Value
                                              ---------- -----------
            Vulcan Materials Co..............        273 $    11,957
            Wachovia Corp....................      3,666     139,968
            Wal-Mart Stores, Inc.............     11,895     654,343
            Walgreen Co......................      2,743     105,962
            Walt Disney Co...................      5,460     103,194
            Washington Mutual, Inc...........      2,600      96,486
            Waste Management, Inc............      1,651      43,008
            Waters Corp.*....................        351       9,372
            Watson Pharmaceuticals, Inc.*....        286       7,227
            Wellpoint Health Networks, Inc.*.        390      30,346
            Wells Fargo & Co.................      4,576     229,075
            Wendy's International, Inc.......        312      12,427
            Weyerhaeuser Co..................        585      37,352
            Whirlpool Corp...................        182      11,896
            Williams Cos., Inc...............      1,378       8,254
            Winn-Dixie Stores, Inc...........        377       5,877
            Worthington Industries, Inc......        234       4,235
            Wrigley (WM.) JR Co..............        598      33,099
            Wyeth............................      3,549     181,709
            Xcel Energy, Inc.................      1,053      17,659
            Xerox Corp.......................      1,924      13,410
            Xilinx, Inc.*....................        897      20,120
            XL Capital, Ltd.--Class A........        364      30,831
            Yahoo!, Inc.*....................      1,599      23,601
            YUM! Brands, Inc.*...............        793      23,195
            Zimmer Holdings, Inc.*...........        520      18,543
            Zions Bancorp....................        247      12,869
                                                         -----------
            TOTAL COMMON STOCKS..............             24,271,575
                                                         -----------
             Federal Home Loan Bank (8.5%)
                                              Principal
                                               Amount
                                              ----------
            Federal Home Loan Bank, 1.35%,
             07/01/02........................ $2,254,000   2,253,746
                                                         -----------
            TOTAL FEDERAL HOME LOAN BANK.....              2,253,746
                                                         -----------
            TOTAL INVESTMENTS
             (Cost $27,822,488)/(a)/--(99.5%)             26,525,321
            Other assets in excess of
             liabilities--(0.5%).............                140,726
                                                         -----------
            NET ASSETS--(100.0%).............            $26,666,047
                                                         ===========

           Futures Contracts Purchased
                                                            Unrealized
                                                  Contracts    Loss
                                                  --------- ----------
          E-mini S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $495,000).............    10      $(15,302)
          S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $1,980,000)...........    8       $ (5,167)

------
*  Non-incomeproducing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 1,039,376
                    Unrealized depreciation....  (2,336,543)
                                                -----------
                    Net unrealized depreciation $(1,297,167)
                                                ===========

ADR--American Depositary Receipt.

The ProFund VP Bull's investment concentration based on net assets, by industry, as of June 30, 2002 was as follows:

                      Advertising................... 0.2%
                      Aerospace/Defense............. 1.6%
                      Agriculture................... 1.0%
                      Airlines...................... 0.2%
                      Apparel....................... 0.3%
                      Auto Manufacturers............ 0.7%
                      Auto Parts & Equipment........ 0.2%
                      Banks......................... 7.6%
                      Beverages..................... 2.9%
                      Biotechnology................. 0.7%
                      Building Materials............ 0.2%
                      Chemicals..................... 1.5%
                      Commercial Services........... 0.9%
                      Computers..................... 3.3%
                      Cosmetics/Personal Care....... 2.3%
                      Distribution/Wholesale........ 0.1%
                      Diversified Financial Services 5.5%

                     Electric......................... 2.6%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.5%
                     Engineering & Construction....... 0.0%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 2.2%
                     Forest & Paper Products.......... 0.5%
                     Health Care...................... 4.1%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products............... 0.4%
                     Insurance........................ 4.4%
                     Internet......................... 0.3%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.3%
                     Machinery & Equipment............ 0.5%
                     Manufacturing.................... 4.1%
                     Media............................ 3.0%
                     Metals........................... 0.0%
                     Mining........................... 0.7%
                     Miscellaneous Manufacturing...... 0.6%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 7.0%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 7.4%
                     Pipelines........................ 0.1%
                     Real Estate Investment Trust..... 0.3%
                     Retail........................... 7.2%
                     Semiconductors................... 3.0%
                     Software......................... 4.7%
                     Telecommunications............... 5.6%
                     Textiles......................... 0.1%
                     Toys/Games/Hobbies............... 0.1%
                     Transportation................... 0.6%
                     Trucking & Leasing............... 0.0%
                     Other............................ 9.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull
(Unaudited)


 Statement of Assets and Liabilities
                                                                 June 30, 2002
Assets:
 Investments, at value (cost $27,822,488)........................ $26,525,321
 Cash............................................................     198,424
 Dividends and interest receivable...............................      30,009
 Prepaid expenses................................................         283
                                                                  -----------
   Total Assets..................................................  26,754,037
                                                                  -----------
Liabilities:
 Variation margin on futures contracts...........................       5,441
 Advisory fees payable...........................................      16,856
 Management services fees payable................................       3,371
 Administration fees payable.....................................       1,231
 Administrative services fees payable............................      13,501
 Distribution fees payable.......................................      16,876
 Other accrued expenses..........................................      30,714
                                                                  -----------
   Total Liabilities.............................................      87,990
                                                                  -----------
Net Assets....................................................... $26,666,047
                                                                  ===========
Net Assets consist of:
 Capital......................................................... $31,735,794
 Accumulated net investment loss.................................     (50,333)
 Accumulated net realized losses on investments and futures
   contracts.....................................................  (3,701,778)
 Net unrealized appreciation/(depreciation) on investments and futures contracts.............................................  (1,317,636)
                                                                  -----------
Net Assets....................................................... $26,666,047
                                                                  ===========
 Shares of Beneficial Interest Outstanding.......................   1,153,560
                                                                  ===========
 Net Asset Value (offering and redemption price per share)....... $     23.12
                                                                  ===========

 Statement of Operations
                                        For the six months ended June 30, 2002
Investment Income:
 Dividends........................................................ $   168,616
 Interest.........................................................      13,065
                                                                   -----------
   Total Income...................................................     181,681
                                                                   -----------
Expenses:
 Advisory fees....................................................      91,959
 Management services fees.........................................      18,392
 Administration fees..............................................       6,958
 Administrative services fees.....................................      24,523
 Distribution fees................................................      30,653
 Custody fees.....................................................      14,411
 Fund accounting fees.............................................      12,570
 Transfer agent fees..............................................      13,721
 Other fees.......................................................      18,827
                                                                   -----------
   Total Expenses.................................................     232,014
                                                                   -----------
Net Investment Loss...............................................     (50,333)
                                                                   -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments...............................  (2,516,819)
 Net realized losses on futures contracts.........................    (338,745)
 Net change in unrealized appreciation/(depreciation) on
   investments and futures contracts..............................  (1,769,926)
                                                                   -----------
   Net realized and unrealized losses on investments and futures contracts.....................................................  (4,625,490)
                                                                   -----------
Change in Net Assets Resulting from Operations.................... $(4,675,823)
                                                                   ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull


 Statements of Changes in Net Assets
                                                                                                   For the period
                                                                                     For the      May 1, 2001/(a)/
                                                                                 six months ended      through
                                                                                  June 30, 2002   December 31, 2001
                                                                                 ---------------- -----------------
                                                                                   (Unaudited)
From Investment Activities:
Operations:
 Net investment loss............................................................   $    (50,333)    $    (29,081)
 Net realized losses on investments.............................................     (2,516,819)        (735,205)
 Net realized losses on futures contracts.......................................       (338,745)        (111,009)
 Net change in unrealized appreciation/(depreciation) on investments and
   futures contracts............................................................     (1,769,926)         452,290
                                                                                   ------------     ------------
 Change in net assets resulting from operations.................................     (4,675,823)        (423,005)
                                                                                   ------------     ------------
Capital Transactions:
 Proceeds from shares issued....................................................     45,081,260       41,698,916
 Cost of shares redeemed........................................................    (34,325,158)     (20,690,143)
                                                                                   ------------     ------------
 Change in net assets resulting from capital transactions.......................     10,756,102       21,008,773
                                                                                   ------------     ------------
 Change in net assets...........................................................      6,080,279       20,585,768
Net Assets:
 Beginning of period............................................................     20,585,768               --
                                                                                   ------------     ------------
 End of period..................................................................   $ 26,666,047     $ 20,585,768
                                                                                   ============     ============
Share Transactions:
 Issued.........................................................................      1,779,039        1,498,955
 Redeemed.......................................................................     (1,389,484)        (734,950)
                                                                                   ------------     ------------
 Change in shares...............................................................        389,555          764,005
                                                                                   ============     ============

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                        For the period
                                                                       For the         May 1, 2001/(a)/
                                                                   six months ended         through
                                                                    June 30, 2002      December 31, 2001
                                                                  ----------------     -----------------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period.............................   $     26.94           $     30.00
                                                                    -----------           -----------
Investment Activities:
 Net investment loss.............................................         (0.05)/(b)/           (0.11)/(b)/
 Net realized and unrealized losses on investments and futures
   contracts.....................................................         (3.77)                (2.95)
                                                                    -----------           -----------
 Total loss from investment activities...........................         (3.82)                (3.06)
                                                                    -----------           -----------
Net Asset Value, End of Period...................................   $     23.12           $     26.94
                                                                    ===========           ===========
Total Return.....................................................        (14.18)%/(c)/         (10.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period........................................   $26,666,047           $20,585,768
Ratio of expenses to average net assets..........................          1.89%/(d)/            2.25%/(d)/
Ratio of net investment loss to average net assets...............         (0.41)%/(d)/          (0.60)%/(d)/
Portfolio turnover...............................................            92%                  325%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP OTC                           Investments
             (Unaudited)                            June 30, 2002


          Common Stocks (92.2%)
                                                   Shares      Value
                                                  --------- -----------
         Abgenix, Inc.*..........................     2,832 $    27,754
         ADC Telecommunications, Inc.*...........    33,748      77,283
         Adobe Systems, Inc......................     7,906     225,321
         Altera Corp.*...........................    18,408     250,349
         Amazon.com, Inc.*.......................     8,496     138,060
         Amgen, Inc.*............................    16,402     686,916
         Andrx Group*............................     2,360      63,649
         Apollo Group, Inc.--Class A*............     5,900     232,578
         Apple Computer, Inc.*...................    16,874     299,007
         Applied Materials, Inc.*................    28,910     549,868
         Applied Micro Circuits Corp.*...........    11,918      56,372
         Atmel Corp.*............................    11,918      74,607
         BEA Systems, Inc.*......................    12,744     121,195
         Bed Bath & Beyond, Inc.*................    13,334     503,225
         Biogen, Inc.*...........................     6,254     259,103
         Biomet, Inc.............................    12,272     332,817
         Broadcom Corp.--Class A*................     6,018     105,556
         Brocade Communications Systems, Inc.*...     8,024     140,260
         CDW Computer Centers, Inc.*.............     3,068     143,613
         Cephalon, Inc.*.........................     1,770      80,004
         Charter Communications, Inc.--Class A*..    10,384      42,367
         Check Point Software Technologies, Ltd.*     8,142     110,406
         Chiron Corp.*...........................     9,086     321,190
         CIENA Corp.*............................    13,334      55,869
         Cintas Corp.............................     6,962     344,132
         Cisco Systems, Inc.*....................    88,854   1,239,513
         Citrix Systems, Inc.*...................     7,316      44,189
         Comcast Corp.--Special Class A*.........    15,222     362,891
         Compuware Corp.*........................     7,788      47,273
         Comverse Technology, Inc.*..............     6,608      61,190
         Concord EFS, Inc.*......................    19,588     590,383
         Conexant Systems, Inc.*.................     9,676      15,675
         Costco Wholesale Corp.*.................     8,142     314,444
         CYTYC Corp.*............................     4,366      33,269
         Dell Computer Corp.*....................    32,450     848,243
         Dollar Tree Stores, Inc.*...............     3,658     144,162
         eBay, Inc.*.............................     7,080     436,270
         EchoStar Communications Corp.--
          Class A*...............................     8,496     157,686
         Electronic Arts, Inc.*..................     4,720     311,756
         Ericsson (LM) Telephone Co.--ADR*.......    31,034      44,689
         Express Scripts, Inc.--Class A*.........     2,478     124,173
         Fiserv, Inc.*...........................     8,142     298,893
         Flextronics International, Ltd.*........    18,880     134,615
         Gemstar-TV Guide International, Inc.*...    14,750      79,503
         Genzyme Corp.--General Division*........     9,086     174,815
         Gilead Sciences, Inc.*..................     6,490     213,391
         Human Genome Sciences, Inc.*............     4,366      58,504
         I2 Technologies, Inc.*..................    15,576      23,052
         ICOS Corp.*.............................     2,006      34,022
         IDEC Pharmaceuticals Corp.*.............     5,664     200,789
         ImClone Systems, Inc.*..................     2,596      22,572
         Immunex Corp.*..........................    25,724     574,674
         Integrated Device Technology, Inc.*.....     3,422      62,075
         Intel Corp..............................    79,532   1,453,049
         Intuit, Inc.*...........................     9,086     451,756
         Invitrogen Corp.*.......................     1,652      52,881
         JDS Uniphase Corp.*.....................    48,734     130,120
         Juniper Networks, Inc.*.................     7,434      42,002

             Common Stocks, continued
                                               Shares       Value
                                              ---------- -----------
            KLA-Tencor Corp.*................      7,788 $   342,594
            Linear Technology Corp...........     14,396     452,466
            Maxim Integrated Products, Inc.*.     15,340     587,981
            MedImmune, Inc.*.................      9,086     239,870
            Mercury Interactive Corp.*.......      3,068      70,441
            Microchip Technology, Inc.*......      5,664     155,364
            Microsoft Corp.*.................     63,366   3,466,119
            Millennium Pharmaceuticals, Inc.*     10,502     127,599
            Molex, Inc.......................      3,304     110,783
            Network Appliance, Inc.*.........     11,918     148,260
            Nextel Communications, Inc.--
             Class A*........................     34,102     109,467
            Novellus Systems, Inc.*..........      5,074     172,516
            NVIDIA Corp.*....................      5,546      95,280
            Oracle Corp.*....................     77,762     736,406
            PACCAR, Inc......................      4,366     193,807
            PanAmSat Corp.*..................      6,844     154,674
            Paychex, Inc.....................     12,036     376,606
            PeopleSoft, Inc.*................     14,868     221,236
            PMC-Sierra, Inc.*................      6,254      57,975
            Protein Design Labs, Inc.*.......      2,950      32,037
            QLogic Corp.*....................      3,186     121,387
            Qualcomm, Inc.*..................     31,506     866,100
            Rational Software Corp.*.........      6,962      57,158
            RF Micro Devices, Inc.*..........      6,490      49,454
            Sanmina-SCI Corp.*...............     18,998     119,877
            Sepracor, Inc.*..................      2,832      27,046
            Siebel Systems, Inc.*............     18,880     268,474
            Skyworks Solutions, Inc.*........      3,396      18,849
            Smurfit-Stone Container Corp.*...      8,142     125,550
            Staples, Inc.*...................     10,620     209,214
            Starbucks Corp.*.................     18,290     454,507
            Sun Microsystems, Inc.*..........     48,026     240,610
            Symantec Corp.*..................      5,074     166,681
            Synopsys, Inc.*..................      2,360     129,352
            Tellabs, Inc.*...................      7,906      49,017
            TMP Worldwide, Inc.*.............      4,012      86,258
            USA Networks, Inc.*..............     13,570     318,217
            VeriSign, Inc.*..................      7,552      54,299
            Veritas Software Corp.*..........     14,160     280,226
            Vitesse Semiconductor Corp.*.....      7,434      23,120
            WorldCom, Inc.--WorldCom Group*..     36,226       5,072
            Xilinx, Inc.*....................     15,104     338,783
            Yahoo!, Inc.*....................      9,794     144,559
                                                         -----------
            TOTAL COMMON STOCKS..............             26,029,311
                                                         -----------
             Federal Home Loan Bank (7.2%)
                                              Principal
                                               Amount
                                              ----------
            Federal Home Loan Bank, 1.35%,
             07/01/02........................ $2,038,000   2,037,771
                                                         -----------
            TOTAL FEDERAL HOME LOAN BANK.....              2,037,771
                                                         -----------
            TOTAL INVESTMENTS
             (Cost $28,996,592)/(a)/--(99.4%)             28,067,082
            Other assets in excess of
             liabilities--(0.6%).............                159,894
                                                         -----------
            NET ASSETS--(100.0%).............            $28,226,976
                                                         ===========


              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP OTC                           Investments
             (Unaudited)                            June 30, 2002

              Futures Contracts Purchased
                                                        Unrealized
                                              Contracts    Loss
                                              --------- ----------
             NASDAQ Future Contract expiring
              September 2002 (Underlying face
              amount at value $2,213,400)....    21      $(45,585)

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 2,329,818
                    Unrealized depreciation....  (3,259,328)
                                                -----------
                    Net unrealized depreciation $  (929,510)
                                                ===========

ADR--American Depositary Receipt.

The ProFund VP OTC's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Auto Manufacturers...............  0.7%
                    Biotechnology....................  8.9%
                    Commercial Services..............  4.2%
                    Computers........................  7.4%
                    Electrical Components & Equipment  0.4%
                    Electronics......................  0.9%
                    Health Care......................  1.3%
                    Internet.........................  4.1%
                    Media............................  2.8%
                    Packaging & Containers...........  0.4%
                    Pharmaceuticals..................  2.8%
                    Retail...........................  6.3%
                    Semiconductors................... 17.5%
                    Software......................... 22.5%
                    Telecommunications............... 10.8%
                    Textiles.........................  1.2%
                    Other............................  7.8%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $28,996,592)........... $ 28,067,082
        Cash...............................................      304,898
        Dividends and interest receivable..................          181
        Prepaid expenses...................................          747
                                                            ------------
         Total Assets......................................   28,372,908
                                                            ------------
      Liabilities:
        Variation margin on futures contracts..............          840
        Advisory fees payable..............................       25,367
        Management services fees payable...................        6,376
        Administration fees payable........................        1,848
        Administrative services fees payable...............       55,928
        Distribution fees payable..........................       31,268
        Other accrued expenses.............................       24,305
                                                            ------------
         Total Liabilities.................................      145,932
                                                            ------------
      Net Assets........................................... $ 28,226,976
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 61,639,928
        Accumulated net investment loss....................     (489,661)
        Accumulated net realized losses on investments
         and futures contracts.............................  (31,948,196)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................     (975,095)
                                                            ------------
      Net Assets........................................... $ 28,226,976
                                                            ============
        Shares of Beneficial Interest Outstanding..........    2,438,615
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      11.58
                                                            ============

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Interest............................................. $     45,360
       Dividends............................................       16,390
                                                             ------------
        Total Income........................................       61,750
                                                             ------------
     Expenses:
       Advisory fees........................................      210,886
       Management services fees.............................       42,177
       Administration fees..................................       13,002
       Administrative services fees.........................      110,566
       Distribution fees....................................       70,295
       Custody fees.........................................       22,892
       Fund accounting fees.................................       21,379
       Transfer agent fees..................................       27,036
       Other fees...........................................       33,178
                                                             ------------
        Total Expenses......................................      551,411
                                                             ------------
     Net Investment Loss....................................     (489,661)
                                                             ------------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments...................   (9,315,741)
       Net realized losses on futures contracts.............   (2,438,410)
       Net change in unrealized appreciation/(depreciation)
        on investments and futures contracts................  (12,657,393)
                                                             ------------
        Net realized and unrealized losses on investments
         and futures contracts..............................  (24,411,544)
                                                             ------------
     Change in Net Assets Resulting from Operations......... $(24,901,205)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC


 Statements of Changes in Net Assets

                                                                                                 For the
                                                                                             six months ended
                                                                                              June 30, 2002
                                                                                             ----------------
                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.......................................................................  $    (489,661)
  Net realized losses on investments........................................................     (9,315,741)
  Net realized losses on futures contracts..................................................     (2,438,410)
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.    (12,657,393)
                                                                                              -------------
  Change in net assets resulting from operations............................................    (24,901,205)
Capital Transactions:
  Proceeds from shares issued...............................................................    208,744,938
  Cost of shares redeemed...................................................................   (226,391,237)
                                                                                              -------------
  Change in net assets resulting from capital transactions..................................    (17,646,299)
                                                                                              -------------
  Change in net assets......................................................................    (42,547,504)
Net Assets:
  Beginning of period.......................................................................     70,774,480
                                                                                              -------------
  End of period.............................................................................  $  28,226,976
                                                                                              =============
Share Transactions:
  Issued....................................................................................     13,416,634
  Redeemed..................................................................................    (15,016,012)
                                                                                              -------------
  Change in shares..........................................................................     (1,599,378)
                                                                                              =============

 Statements of Changes in Net Assets
                                                                                                For the period
                                                                                             January 22, 2001/(a)/
                                                                                                   through
                                                                                              December 31, 2001
                                                                                             --------------------

From Investment Activities:
Operations:
  Net investment loss.......................................................................    $    (568,148)
  Net realized losses on investments........................................................      (19,096,239)
  Net realized losses on futures contracts..................................................       (1,097,806)
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.       11,682,298
                                                                                                -------------
  Change in net assets resulting from operations............................................       (9,079,895)
Capital Transactions:
  Proceeds from shares issued...............................................................      444,059,793
  Cost of shares redeemed...................................................................     (364,205,418)
                                                                                                -------------
  Change in net assets resulting from capital transactions..................................       79,854,375
                                                                                                -------------
  Change in net assets......................................................................       70,774,480
Net Assets:
  Beginning of period.......................................................................               --
                                                                                                -------------
  End of period.............................................................................    $  70,774,480
                                                                                                =============
Share Transactions:
  Issued....................................................................................       24,805,912
  Redeemed..................................................................................      (20,767,919)
                                                                                                -------------
  Change in shares..........................................................................        4,037,993
                                                                                                =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC


 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                                 For the period
                                              For the         January 22, 2001/(a)/
                                          six months ended          through
                                           June 30, 2002       December 31, 2001
                                         ----------------     --------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period....   $     17.53            $     30.00
                                           -----------            -----------
Investment Activities:
 Net investment loss....................         (0.13)/(b)/            (0.27)/(b)/
 Net realized and unrealized losses on
   investments and futures contracts....         (5.82)                (12.20)
                                           -----------            -----------
 Total loss from investment activities..         (5.95)                (12.47)
                                           -----------            -----------
Net Asset Value, End of Period..........   $     11.58            $     17.53
                                           ===========            ===========
Total Return............................        (33.94)%/(c)/          (41.57)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...............   $28,226,976            $70,774,480
Ratio of expenses to average net assets.          1.97%/(d)/             1.91%/(d)/
Ratio of net investment loss to average
 net assets.............................         (1.75)%/(d)/           (1.61)%/(d)/
Portfolio turnover......................           263%                   918%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Asia 30                       Investments
             (Unaudited)                            June 30, 2002


           Common Stocks (96.5%)
                                                     Shares   Value
                                                     ------ ----------
          Advanced Semiconductor Engineering,
           Inc.--ADR*...............................  9,526 $   30,960
          Aluminum Corporation of China, Ltd.--ADR..  2,288     43,701
          BHP Billiton, Ltd.--ADR...................  7,920     93,456
          Chartered Semiconductor Manufacturing,
           Ltd.--ADR*...............................  1,804     36,098
          China Mobile (Hong Kong), Ltd.--ADR*...... 11,638    170,147
          China Petroleum and Chemical Corp.
           (Sinopec)--ADR...........................  4,444     78,214
          China Unicom, Ltd.--ADR*..................  6,952     53,530
          CNOOC, Ltd.--ADR..........................  2,464     66,060
          Dr. Reddy's Laboratories, Ltd.--ADR.......  1,870     36,278
          Flextronics International, Ltd.*..........  4,004     28,549
          Huaneng Power International, Inc.--ADR....  1,980     63,796
          Infosys Technologies, Ltd.--ADR...........    924     47,309
          Kookmin Bank--ADR.........................  1,606     78,935
          Korea Electric Power (KEPCO) Corp.--ADR...  6,666     69,793
          KT Corp.--ADR.............................  3,212     69,540
          Macronix International Co., Ltd.--ADR*....  5,500     32,181
          Mahanagar Telephone Nigam, Ltd.--ADR*.....  6,446     37,902
          National Australia Bank, Ltd.--ADR........  1,188    118,099
          PetroChina Company, Ltd.--ADR.............  6,468    142,038
          Philippine Long Distance Telephone
           Co.--ADR*................................  4,510     33,645
          POSCO--ADR................................  2,464     67,193
          PT Telekomunikasi Indonesia--ADR..........  5,280     46,464
          Satyam Computer Services, Ltd.--ADR.......  3,454     36,163
          Siliconware Precision Industries Co.--ADR*  8,800     30,360
          SK Telecom Co., Ltd.--ADR.................  3,762     93,260
          Taiwan Semiconductor Manufacturing Co.,
           Ltd.--ADR*............................... 11,507    149,585
          Telecom Corporation of New Zealand,
           Ltd.--ADR................................  2,706     52,794
          The News Corporation, Ltd.--ADR...........  4,356     99,883
          United Microelectronics Corp.--ADR*....... 10,120     74,382
          Wipro, Ltd.--ADR..........................  1,694     50,769
                                                            ----------
          TOTAL COMMON STOCKS.......................         2,031,084
                                                            ----------

          Federal Home Loan Bank (3.6%)
                                                 Principal
                                                  Amount      Value
                                                 --------- ----------
         Federal Home Loan Bank, 1.35%, 7/1/02..  $76,000  $   75,991
                                                           ----------
         TOTAL FEDERAL HOME LOAN BANK...........               75,991
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $2,143,283)/(a)/--(100.1%)......            2,107,075
         Liabilities in excess of other assets--
          (-0.1%)...............................               (1,607)
                                                           ----------
         NET ASSETS--(100.0%)...................           $2,105,468
                                                           ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 61,925
                     Unrealized depreciation....  (98,133)
                                                 --------
                     Net unrealized depreciation $(36,208)
                                                 ========

ADR--American Depository Receipt.

The ProFund VP Asia 30's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                            Banks.............  9.4%
                            Electric..........  6.3%
                            Electronics.......  1.4%
                            Iron/Steel........  3.2%
                            Media.............  4.7%
                            Mining............  6.5%
                            Oil & Gas......... 13.6%
                            Pharmaceuticals...  1.7%
                            Semiconductors.... 16.8%
                            Software..........  6.4%
                            Telecommunications 26.5%
                            Other.............  3.5%

The ProFund VP Asia 30's investment concentration based on net assets, by country, as of June 30, 2002, was as follows:

                              Australia.... 14.8%
                              China........ 15.6%
                              Hong Kong.... 13.8%
                              India........  9.9%
                              Indonesia....  2.2%
                              Korea........ 18.0%
                              New Zealand..  2.5%
                              Philippines..  1.6%
                              Singapore....  1.7%
                              Taiwan....... 15.1%
                              United States  4.8%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Asia 30
(Unaudited)


        Statement of Assets and Liabilities
                                                          June 30, 2002
       Assets:
         Investments, at value (cost $2,143,283)............ $2,107,075
         Cash...............................................      1,085
         Dividends and interest receivable..................     11,054
                                                             ----------
          Total Assets......................................  2,119,214
                                                             ----------
       Liabilities:
         Advisory fees payable..............................      3,508
         Management services fees payable...................        702
         Administrative services fees payable...............      4,568
         Distribution fees payable..........................      2,284
         Other accrued expenses.............................      2,684
                                                             ----------
          Total Liabilities.................................     13,746
                                                             ----------
       Net Assets........................................... $2,105,468
                                                             ==========
       Net Assets consist of:
         Capital............................................ $2,842,136
         Accumulated net investment loss....................     (2,121)
         Accumulated net realized losses on investments and
          futures contracts.................................   (698,339)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................    (36,208)
                                                             ----------
       Net Assets........................................... $2,105,468
                                                             ==========
         Shares of Beneficial Interest Outstanding..........     76,623
                                                             ==========
         Net Asset Value (offering and redemption price per
          share)............................................ $    27.48
                                                             ==========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Dividends............................................... $  15,621
       Interest................................................        47
                                                                ---------
        Total Income...........................................    15,668
                                                                ---------
     Expenses:
       Advisory fees...........................................     6,851
       Management services fees................................     1,370
       Administration fees.....................................       136
       Administrative services fees............................     4,568
       Distribution fees.......................................     2,284
       Custody fees............................................     1,162
       Fund accounting fees....................................       228
       Transfer agent fees.....................................       315
       Other fees..............................................       875
                                                                ---------
        Total Expenses.........................................    17,789
                                                                ---------
     Net Investment Loss.......................................    (2,121)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments......................  (701,994)
       Net realized gains on futures contracts.................     3,655
       Net change in unrealized appreciation/(depreciation) on
        investments and futures contracts......................   (36,208)
                                                                ---------
        Net realized and unrealized losses on investments
         and futures contracts.................................  (734,547)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(736,668)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Asia 30

 Statement of Changes in Net Assets
                                                                                             For the period
                                                                                             May 1, 2002/(a)/
                                                                                                 through
                                                                                              June 30, 2002
                                                                                             ---------------
                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.......................................................................   $    (2,121)
  Net realized losses on investments........................................................      (701,994)
  Net realized gains on futures contracts...................................................         3,655
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.       (36,208)
                                                                                               -----------
  Change in net assets resulting from operations............................................      (736,668)
                                                                                               -----------
Capital Transactions:
  Proceeds from shares issued...............................................................     9,711,146
  Cost of shares redeemed...................................................................    (6,869,010)
                                                                                               -----------
  Change in net assets resulting from capital transactions..................................     2,842,136
                                                                                               -----------
  Change in net assets......................................................................     2,105,468
Net Assets:
  Beginning of period.......................................................................            --
                                                                                               -----------
  End of period.............................................................................   $ 2,105,468
                                                                                               ===========
Share Transactions:
  Issued....................................................................................       323,813
  Redeemed..................................................................................      (247,190)
                                                                                               -----------
  Change in shares..........................................................................        76,623
                                                                                               ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Asia 30

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                            For the period
                                                                           May 1, 2002/(a)/
                                                                                through
                                                                             June 30, 2002
                                                                           ---------------
                                                                              (Unaudited)
Net Asset Value, Beginning of Period......................................   $    30.00
                                                                             ----------
Investment Activities:
  Net investment loss.....................................................        (0.01)/(b)/
  Net realized and unrealized losses on investments and futures contracts.        (2.51)
                                                                             ----------
  Total loss from investment activities...................................        (2.52)
                                                                             ----------
Net Asset Value, End of Period............................................   $    27.48
                                                                             ==========
Total Return..............................................................        (8.40)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.................................................   $2,105,468
Ratio of expenses to average net assets...................................         1.95%/(d)/
Ratio of net investment loss to average net assets........................        (0.23)%/(d)/
Portfolio turnover........................................................          221%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Japan                         Investments
             (Unaudited)                            June 30, 2002


           Options Purchased (14.2%)
                                                  Contracts   Value
                                                  --------- ----------
          Nikkei 225 Call Option expiring
           July 2002 @ 5600......................       21  $  524,475
                                                            ----------
          TOTAL OPTIONS PURCHASED................              524,475
                                                            ----------
           Federal Home Loan Bank (20.0%)
                                                  Principal
                                                   Amount
                                                  ---------
          Federal Home Loan Bank,
           1.35%, 07/01/02....................... $274,000     273,969
          Federal Home Loan Bank,
           1.60%, 07/10/02.......................  464,000     463,753
                                                            ----------
          TOTAL FEDERAL HOME LOAN BANK...........              737,722
                                                            ----------
           Federal Home Loan Mortgage Corporation (7.4%)
          Federal Home Loan Mortgage Corporation,
           1.35%, 07/01/02.......................  274,000     273,969
                                                            ----------
          TOTAL FEDERAL HOME LOAN
           MORTGAGE CORPORATION..................              273,969
                                                            ----------
           Federal National Mortgage Association (20.0%)
          Federal National Mortgage Association,
           1.35%, 07/01/02.......................  274,000     273,969
          Federal National Mortgage Association,
           1.60%, 07/03/02.......................  464,000     463,897
                                                            ----------
          TOTAL FEDERAL NATIONAL
           MORTGAGE ASSOCIATION..................              737,866
                                                            ----------
           Student Loan Marketing Association (7.4%)
          Student Loan Marketing Association,
           1.35%, 07/01/02.......................  274,000     273,969
                                                            ----------
          TOTAL STUDENT LOAN MARKETING
           ASSOCIATION...........................              273,969
                                                            ----------

       U.S. Treasury Bills (12.6%)
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
      U.S. Treasury Bills, 1.30%, 07/05/02......... $464,000  $  463,883
                                                              ----------
      TOTAL U.S. TREASURY BILLS....................              463,883
                                                              ----------
       Repurchase Agreement (16.9%)
      State Street Bank, 1.60%, 07/01/02, dated
       06/28/02, with maturity value of $622,083
       (Fully collateralized by various U.S.
       Government Securities)......................  622,000     622,000
                                                              ----------
      TOTAL REPURCHASE AGREEMENT...................              622,000
                                                              ----------
      TOTAL INVESTMENTS
       (Cost $3,708,311)/(a)/--(98.5%).............            3,633,884
      Other assets in excess of liabilities--(1.5%)               56,526
                                                              ----------
      NET ASSETS--(100.0%).........................           $3,690,410
                                                              ==========
       Futures Contracts Purchased
                                                              Unrealized
                                                    Contracts    Loss
                                                    --------- ----------
      Nikkei 225 Future Contract expiring
       September 2002 (Underlying face
       amount at value $2,542,800).................       48    ($60,840)

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $  63,480
                     Unrealized depreciation....  (137,907)
                                                 ---------
                     Net unrealized depreciation $ (74,427)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan
(Unaudited)


        Statement of Assets and Liabilities
                                                          June 30, 2002
       Assets:
         Investments, at value (cost $3,086,311)............ $3,011,884
         Repurchase agreements, at amortized cost...........    622,000
                                                             ----------
          Total Investments.................................  3,633,884
         Cash...............................................      1,899
         Interest receivable................................         83
         Variation margin on futures contracts..............     63,590
                                                             ----------
          Total Assets......................................  3,699,456
                                                             ----------
       Liabilities:
         Advisory fees payable..............................      2,242
         Management services fees payable...................        448
         Administrative services fees payable...............      3,073
         Distribution fees payable..........................      1,536
         Other accrued expenses.............................      1,747
                                                             ----------
          Total Liabilities.................................      9,046
                                                             ----------
       Net Assets........................................... $3,690,410
                                                             ==========
       Net Assets consist of:
         Capital............................................ $4,185,969
         Accumulated net investment loss....................     (3,762)
         Accumulated net realized losses on investments and
          futures contracts.................................   (356,530)
         Net unrealized appreciation/(depreciation) on
          investments and futures contracts.................   (135,267)
                                                             ----------
       Net Assets........................................... $3,690,410
                                                             ==========
         Shares of Beneficial Interest Outstanding..........    135,052
                                                             ==========
         Net Asset Value (offering and redemption price per
          share)............................................ $    27.33
                                                             ==========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Interest................................................ $   8,161
                                                                ---------
     Expenses:
       Advisory fees...........................................     4,609
       Management services fees................................       922
       Administration fees.....................................        87
       Administrative services fees............................     3,073
       Distribution fees.......................................     1,536
       Custody fees............................................       703
       Fund accounting fees....................................       129
       Transfer agent fees.....................................       308
       Other fees..............................................       556
                                                                ---------
        Total Expenses.........................................    11,923
                                                                ---------
     Net Investment Loss.......................................    (3,762)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments......................  (982,775)
       Net realized gains on futures contracts.................   626,245
       Net change in unrealized appreciation/(depreciation) on
        investments and futures contracts......................  (135,267)
                                                                ---------
        Net realized and unrealized losses on investments
         and futures contracts.................................  (491,797)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(495,559)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan


 Statement of Changes in Net Assets
                                                                  For the period
                                                                  May 1, 2002/(a)/
                                                                      through
                                                                   June 30, 2002
                                                                  ---------------
                                                                    (Unaudited)
From Investment Activities
Operations:
 Net investment loss.............................................  $     (3,762)
 Net realized losses on investments..............................      (982,775)
 Net realized gains on futures contracts.........................       626,245
 Net change in unrealized appreciation/(depreciation) on
   investments and futures contracts.............................      (135,267)
                                                                   ------------
 Change in net assets resulting from operations..................      (495,559)
                                                                   ------------
Capital Transactions:
 Proceeds from shares issued.....................................    14,488,792
 Cost of shares redeemed.........................................   (10,302,823)
                                                                   ------------
 Change in net assets resulting from capital transactions........     4,185,969
                                                                   ------------
 Change in net assets............................................     3,690,410
Net Assets:
 Beginning of period.............................................            --
                                                                   ------------
 End of period...................................................  $  3,690,410
                                                                   ============
Share Transactions:
 Issued..........................................................       488,315
 Redeemed........................................................      (353,263)
                                                                   ------------
 Change in shares................................................       135,052
                                                                   ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                   For the period
                                                                  May 1, 2002/(a)/
                                                                       through
                                                                    June 30, 2002
                                                                  ---------------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period.............................   $    30.00
                                                                    ----------
Investment Activities:
 Net investment loss.............................................        (0.03)/(b)/
 Net realized and unrealized losses on investments and futures
   contracts.....................................................        (2.64)
                                                                    ----------
 Total loss from investment activities...........................        (2.67)
                                                                    ----------
Net Asset Value, End of Period...................................   $    27.33
                                                                    ==========
Total Return.....................................................        (8.90)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period........................................   $3,690,410
Ratio of expenses to average net assets..........................         1.94%/(d)/
Ratio of net investment loss to average net assets...............        (0.61)%/(d)/
Portfolio turnover...............................................           --

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Europe 30                     Investments
             (Unaudited)                            June 30, 2002


 Common Stocks (83.2%)
                                                    Shares       Value
                                                   ---------- -----------
Allianz AG--ADR...................................     24,436 $   486,276
AstraZeneca PLC--ADR..............................     17,880     733,080
Aventis SA--ADR...................................      8,046     566,680
Banco Bilbao Vizcaya--ADR.........................     31,886     356,167
Banco Santander Central Hispano SA--ADR...........     47,382     369,106
Barclays PLC--ADR.................................     16,688     562,552
BP Amoco PLC--ADR.................................     39,038   1,971,028
Credit Suisse Group--ADR..........................     12,218     384,867
Deutsche Telekom AG--ADR..........................     42,018     391,188
Diageo PLC--ADR...................................      8,642     446,359
E.On AG--ADR......................................      7,152     414,959
ENI SpA--ADR......................................      8,046     643,680
Ericsson (LM) Telephone Co.--ADR*.................     79,566     114,575
France Telecom SA--ADR............................     11,622     109,014
GlaxoSmithKline PLC--ADR..........................     31,886   1,375,562
HSBC Holdings PLC--ADR............................     19,072   1,109,991
ING Groep NV--ADR.................................     20,264     515,314
Koninklijke (Royal) Philips Electronics NV--ADR...     13,708     378,341
Lloyds TSB Group PLC--ADR.........................     14,006     560,940
Nokia OYJ--ADR....................................     47,680     690,406
Novartis AG--ADR..................................     26,522   1,162,459
Royal Dutch Petroleum Co.--ADR....................     21,456   1,185,873
SAP AG--ADR.......................................     12,814     311,252
Shell Transport & Trading Co.--ADR................     16,986     764,540
Siemens AG--ADR...................................      8,940     531,036
Telecom Italia SpA--ADR...........................      6,556     512,024
Telefonica SA--ADR*...............................     15,496     385,076
Total Fina SA--ADR................................     15,198   1,229,518
Vivendi Universal SA--ADR.........................     11,026     237,059
Vodafone Group PLC--ADR...........................     69,136     943,706
                                                              -----------
TOTAL COMMON STOCKS...............................             19,442,628
                                                              -----------
 Federal Home Loan Bank (22.1%)
                                                   Principal
                                                    Amount
                                                   ----------
Federal Home Loan Bank, 1.35%, 07/01/02........... $5,150,000   5,149,421
                                                              -----------
TOTAL FEDERAL HOME LOAN BANK......................              5,149,421
                                                              -----------
TOTAL INVESTMENTS (Cost
 $22,843,204)/(a)/--(105.3%)......................             24,592,049
Liabilities in excess of other assets--(-5.3%)....             (1,248,628)
                                                              -----------
NET ASSETS--(100.0%)..............................            $23,343,421
                                                              ===========

 Futures Contracts Purchased
                                                                       Unrealized
                                                             Contracts    Loss
                                                             --------- ----------
S&P 500 Future Contract expiring September 2002 (Underlying
 face amount at value $3,712,500)...........................    15      $(13,553)

------
*    Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

              Unrealized appreciation................. $1,935,572
              Unrealized depreciation.................   (186,727)
                                                       ----------
              Net unrealized appreciation............. $1,748,845
                                                       ==========

ADR--American Depositary Receipt.

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

Banks....................................................... 14.3%
Electric....................................................  1.8%
Electronics.................................................  1.6%
Food & Beverage.............................................  1.9%
Insurance...................................................  4.3%
Media.......................................................  1.0%
Miscellaneous Manufacturing.................................  2.3%
Oil & Gas................................................... 24.8%
Pharmaceuticals............................................. 16.4%
Software....................................................  1.3%
Telecommunications.......................................... 13.5%
Other....................................................... 16.8%

The ProFund VP Europe 30's investment concentration based on net assets, by country, as of June 30, 2002, was as follows:

Finland.....................................................  3.0%
France......................................................  9.2%
Germany.....................................................  9.1%
Italy.......................................................  4.8%
Netherlands.................................................  8.9%
Spain.......................................................  5.0%
Sweden......................................................  0.5%
Switzerland.................................................  6.6%
United Kingdom.............................................. 36.3%
United States............................................... 16.6%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $22,843,204)........... $ 24,592,049
        Cash...............................................      318,983
        Dividends and interest receivable..................       60,994
        Receivable for investments sold....................    6,521,655
        Prepaid expenses...................................          317
                                                            ------------
         Total Assets......................................   31,493,998
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................    8,043,300
        Variation margin on futures contracts..............       11,849
        Advisory fees payable..............................       19,511
        Management services fees payable...................        3,902
        Administration fees payable........................        1,425
        Administrative services fees payable...............       39,175
        Distribution fees payable..........................       31,310
        Other accrued expenses.............................          105
                                                            ------------
         Total Liabilities.................................    8,150,577
                                                            ------------
      Net Assets........................................... $ 23,343,421
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 76,017,486
        Accumulated undistributed net investment income....      200,421
        Accumulated net realized losses on investments
         and futures contracts.............................  (54,609,778)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................    1,735,292
                                                            ------------
      Net Assets........................................... $ 23,343,421
                                                            ============
        Shares of Beneficial Interest Outstanding..........    1,125,053
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      20.75
                                                            ============

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   587,583
        Interest.............................................      22,129
                                                              -----------
         Total Income........................................     609,712
                                                              -----------
      Expenses:
        Advisory fees........................................     163,897
        Management services fees.............................      32,780
        Administration fees..................................      10,071
        Administrative services fees.........................      73,014
        Distribution fees....................................      54,632
        Custody fees.........................................      12,751
        Fund accounting fees.................................      14,101
        Transfer agent fees..................................      21,319
        Other fees...........................................      26,726
                                                              -----------
         Total Expenses......................................     409,291
                                                              -----------
      Net Investment Income..................................     200,421
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................  (6,262,474)
        Net realized losses on futures contracts.............    (877,966)
        Net change in unrealized appreciation/(depreciation)
         on investments and futures contracts................  (2,594,714)
                                                              -----------
         Net realized and unrealized losses on investments
          and futures contracts..............................  (9,735,154)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(9,534,733)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Statements of Changes in Net Assets
                                                                                                 For the           For the
                                                                                             six months ended    year ended
                                                                                              June 30, 2002   December 31, 2001
                                                                                             ---------------- -----------------
                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................  $     200,421     $     (60,743)
  Net realized losses on investments........................................................     (6,262,474)      (23,198,874)
  Net realized losses on futures contracts..................................................       (877,966)         (242,314)
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.     (2,594,714)        3,882,845
                                                                                              -------------     -------------
  Change in net assets resulting from operations............................................     (9,534,733)      (19,619,086)
                                                                                              -------------     -------------
Capital Transactions:
  Proceeds from shares issued...............................................................    288,114,301       484,246,490
  Cost of shares redeemed...................................................................   (307,489,309)     (437,377,852)
                                                                                              -------------     -------------
  Change in net assets resulting from capital transactions..................................    (19,375,008)       46,868,638
                                                                                              -------------     -------------
  Change in net assets......................................................................    (28,909,741)       27,249,552
Net Assets:
  Beginning of period.......................................................................     52,253,162        25,003,610
                                                                                              -------------     -------------
  End of period.............................................................................  $  23,343,421     $  52,253,162
                                                                                              =============     =============
Share Transactions:
  Issued....................................................................................     12,751,110        18,819,388
  Redeemed..................................................................................    (13,780,167)      (17,447,252)
                                                                                              -------------     -------------
  Change in shares..........................................................................     (1,029,057)        1,372,136
                                                                                              =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                          For the              For the              For the
                                                      six months ended       year ended           year ended
                                                       June 30, 2002      December 31, 2001    December 31, 2000
                                                     ----------------     -----------------    -----------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period................   $     24.26           $     31.98          $     36.82
                                                       -----------           -----------          -----------
Investment Activities:
  Net investment income/(loss)......................         0.10 /(b)/            (0.04)/(b)/          0.09 /(b)/
  Net realized and unrealized gains/(losses) on
   investments and futures contracts................         (3.61)                (7.68)               (4.79)
                                                       -----------           -----------          -----------
  Total income/(loss) from investment activities....         (3.51)                (7.72)               (4.70)
                                                       -----------           -----------          -----------
Distributions to Shareholders From:
  Net realized gains on investments and futures
   contracts........................................            --                    --                (0.14)
                                                       -----------           -----------          -----------
  Total distributions...............................            --                    --                (0.14)
                                                       -----------           -----------          -----------
Net Asset Value, End of Period......................   $     20.75           $     24.26          $     31.98
                                                       ===========           ===========          ===========
Total Return........................................        (14.47)%/(c)/         (24.14)%             (12.75)%
Ratios/Supplemental Data:
Net assets, end of period...........................   $23,343,421           $52,253,162          $25,003,610
Ratio of expenses to average net assets.............          1.88%/(d)/            1.89%                1.65%
Ratio of net investment income/(loss) to average net
 assets.............................................          0.92%/(d)/           (0.14)%               0.26%
Ratio of expenses to average net assets*............          1.88%/(d)/            1.89%                1.65%
Portfolio turnover..................................           671%                 1002%                1434%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                        For the period
                                                     October 18, 1999/(a)/
                                                           through
                                                      December 31, 1999
                                                     --------------------

Net Asset Value, Beginning of Period................      $    30.00
                                                          ----------
Investment Activities:
  Net investment income/(loss)......................           (0.04)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts................            6.86
                                                          ----------
  Total income/(loss) from investment activities....            6.82
                                                          ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures
   contracts........................................              --
                                                          ----------
  Total distributions...............................              --
                                                          ----------
Net Asset Value, End of Period......................      $    36.82
                                                          ==========
Total Return........................................           22.73%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...........................      $3,262,131
Ratio of expenses to average net assets.............            1.78%/(d)/
Ratio of net investment income/(loss) to average net
 assets.............................................           (1.00)%/(d)/
Ratio of expenses to average net assets*............            2.39%/(d)/
Portfolio turnover..................................             100%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Value                 Investments
             (Unaudited)                            June 30, 2002


              Common Stocks (99.5%)
                                                  Shares   Value
                                                  ------ ----------
             3Com Corp.*......................... 6,825  $   30,030
             ADTRAN, Inc.*.......................   750      14,249
             Advanced Fibre Communications, Inc.* 1,575      26,051
             AdvancePCS*......................... 1,800      43,092
             AGCO Corp........................... 1,425      27,787
             AGL Resources, Inc.................. 1,050      24,360
             Airborne, Inc.......................   900      17,280
             Airgas, Inc.*....................... 1,350      23,355
             AK Steel Holding Corp............... 2,100      26,901
             Alaska Air Group, Inc.*.............   525      13,703
             Albany International Corp.--Class A.   600      16,146
             Albemarle Corp......................   825      25,369
             Alexander & Baldwin, Inc............   750      19,148
             ALLETE, Inc......................... 1,650      44,715
             Alliant Energy Corp................. 1,725      44,333
             Allmerica Financial Corp............ 1,050      48,510
             American Financial Group, Inc....... 1,350      32,265
             American Water Works Co., Inc....... 1,950      84,260
             AmeriCredit Corp.*.................. 1,650      46,283
             Amerus Group Co.....................   750      27,825
             Aquilla, Inc........................ 2,700      21,600
             Arch Coal, Inc......................   975      22,142
             Arrow Electronics, Inc.*............ 1,950      40,463
             ArvinMeritor, Inc................... 1,275      30,600
             Ascential Software Corp.*........... 5,025      14,020
             Associated Banc-Corp................ 1,425      53,737
             Astoria Financial Corp.............. 1,800      57,690
             Atlas Air, Inc.*....................   750       2,775
             Atmel Corp.*........................ 9,000      56,339
             Avnet, Inc.......................... 2,325      51,127
             Avocent Corp.*......................   825      13,134
             Bandag, Inc.........................   375      10,620
             Bank of Hawaii Corp................. 1,500      42,000
             Banknorth Group, Inc................ 2,925      76,109
             Banta Corp..........................   450      16,155
             Barnes & Noble, Inc.*............... 1,275      33,697
             Belo (A.H.) Corp.--Class A.......... 2,100      47,481
             Black Hills Corp....................   525      18,170
             Bob Evans Farms, Inc................   675      21,249
             Borders Group, Inc.*................ 1,575      28,980
             BorgWarner, Inc.....................   525      30,324
             Bowater, Inc........................ 1,050      57,088
             Broadwing, Inc.*.................... 4,200      10,920
             Cabot Corp.......................... 1,200      34,379
             Callaway Golf Co.................... 1,500      23,760
             Carlisle Companies, Inc.............   600      26,988
             Carpenter Technology Corp...........   450      12,965
             CBRL Group, Inc..................... 1,050      32,046
             CheckFree Holdings Corp.*........... 1,500      23,460
             Cirrus Logic, Inc.*................. 1,575      11,797
             City National Corp..................   900      48,375
             Claire's Stores, Inc................   975      22,328
             Clayton Homes, Inc.................. 2,625      41,475
             CLECO Corp..........................   900      19,710
             CNF, Inc............................   975      37,031
             Colonial BancGroup, Inc............. 2,250      33,750
             Commscope, Inc.*.................... 1,200      15,000
             Compass Bancshares, Inc............. 2,475      83,160
             Conectiv, Inc....................... 1,725      44,522

             Common Stocks, continued
                                                  Shares   Value
                                                  ------ ----------
            Constellation Brands, Inc.*.......... 1,725  $   55,200
            Credence Systems Corp.*.............. 1,200      21,324
            Cree Research, Inc.*................. 1,425      18,853
            Crompton Corp........................ 2,175      27,731
            Cytec Industries, Inc.*..............   750      23,580
            D.R. Horton, Inc..................... 2,775      72,233
            Dean Foods Co.*...................... 1,650      61,545
            Dole Food Co., Inc................... 1,050      30,293
            DQE, Inc............................. 1,350      18,900
            Dycom Industries, Inc.*..............   900      10,521
            Edwards (A.G.), Inc.................. 1,575      61,219
            EGL, Inc.*...........................   900      15,264
            Emmis Communications Corp.*..........   975      20,660
            Energy East Corp..................... 2,250      50,849
            ETRADE Group, Inc.*.................. 7,200      39,312
            Everest Re Group, Ltd................   975      54,551
            Extended Stay America, Inc.*......... 1,800      29,196
            Fidelity National Financial, Inc..... 1,800      56,880
            First Virginia Banks, Inc............   900      48,258
            FirstMerit Corp...................... 1,650      45,507
            Forest Oil Corp.*....................   900      25,587
            Fuller (H. B.) Co....................   525      15,377
            Furniture Brands International, Inc.* 1,050      31,762
            GATX Corp............................   975      29,348
            Glatfelter (P.H.) Co.................   825      15,510
            Golden State Bancorp, Inc............ 2,625      95,156
            Granite Construction, Inc............   825      20,873
            Great Plains Energy, Inc............. 1,200      24,420
            Hanover Compressor Co.*.............. 1,200      16,200
            Harris Corp.......................... 1,275      46,205
            Harsco Corp..........................   750      28,125
            Hawaiian Electric Industries, Inc....   675      28,721
            HCC Insurance Holdings, Inc.......... 1,200      31,620
            Helmerich & Payne, Inc...............   975      34,827
            Hibernia Corp........................ 3,075      60,854
            Hispanic Broadcasting Corp.--Class A* 2,100      54,810
            HON Industries, Inc.................. 1,125      30,623
            Horace Mann Educators Corp...........   750      14,003
            Hospitality Properties Trust......... 1,200      43,800
            ICN Pharmaceuticals, Inc............. 1,575      38,131
            IDACORP, Inc.........................   750      20,775
            Imation Corp.*.......................   675      20,088
            Incyte Genomics, Inc.*............... 1,275       9,269
            Independence Community Bank Corp..... 1,125      32,321
            IndyMac Bancorp, Inc.*............... 1,125      25,515
            InFocus Corp.*.......................   750       8,835
            Integrated Device Technology, Inc.*.. 2,025      36,733
            Internet Security Systems, Inc.*.....   900      11,808
            Interstate Bakeries Corp.............   825      23,826
            J.B. Hunt Transport Services, Inc.*..   750      22,140
            Kaydon Corp..........................   600      14,166
            Keane, Inc.*......................... 1,425      17,670
            Kelly Services, Inc.--Class A........   675      18,231
            KEMET Corp.*......................... 1,650      29,469
            Kennametal, Inc......................   675      24,705
            Korn/Ferry International*............   750       6,825
            LaBranche & Co., Inc.*............... 1,125      25,763
            Lattice Semiconductor Corp.*......... 2,100      18,354
            Lear Corp.*.......................... 1,275      58,969

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Value                 Investments
             (Unaudited)                            June 30, 2002

              Common Stocks, continued
                                                 Shares   Value
                                                 ------ ----------
             Lee Enterprises, Inc...............   825  $   28,875
             Legato Systems, Inc.*.............. 2,175       7,830
             Lennar Corp........................ 1,275      78,030
             Leucadia National Corp............. 1,050      33,243
             Longs Drug Stores Corp.............   750      21,218
             Longview Fibre Co..................   975       9,185
             LTX Corp.*.........................   900      12,852
             Lubrizol Corp......................   975      32,663
             M&T Bank Corp...................... 1,800     154,367
             Macrovision Corp.*.................   975      12,782
             Mandalay Resort Group*............. 1,350      37,220
             Martin Marietta Materials..........   900      35,100
             McDATA Corp.--Class A*............. 2,175      19,162
             MDU Resources Group, Inc........... 1,350      35,492
             Media General, Inc.--Class A.......   450      27,000
             Mercantile Bankshares Corp......... 1,350      55,391
             Metris Cos., Inc................... 1,200       9,972
             Millennium Pharmaceuticals, Inc.*.. 5,400      65,610
             Minerals Technologies, Inc.........   375      18,495
             MIPS Technologies, Inc.--Class B*..   750       4,178
             Modine Manufacturing Co............   675      16,592
             Mohawk Industries, Inc.*........... 1,275      78,451
             MONY Group, Inc....................   900      30,609
             MPS Group, Inc.*................... 1,875      15,938
             National Commerce Financial Corp... 3,900     102,569
             National Fuel Gas Co............... 1,575      35,453
             National-Oilwell, Inc.*............ 1,575      33,154
             NCO Group, Inc.*...................   525      11,435
             Neiman Marcus Group, Inc.--Class A*   900      31,230
             New Plan Excel Realty Trust, Inc... 1,800      37,494
             Newport Corp.......................   675      10,571
             Noble Energy, Inc.................. 1,125      40,556
             Northeast Utilities System......... 2,700      50,787
             NSTAR.............................. 1,050      47,019
             Ocean Energy, Inc.................. 3,300      71,510
             OGE Energy Corp.................... 1,500      34,290
             Ohio Casualty Corp.*............... 1,125      23,513
             Old Republic International Corp.... 2,325      73,237
             Olin Corp..........................   900      19,935
             Omnicare, Inc...................... 1,800      47,268
             ONEOK, Inc......................... 1,125      24,694
             Overseas Shipholding Group, Inc....   675      14,229
             PacifiCare Health Systems, Inc.*...   675      18,360
             Packaging Corporation of America*.. 2,025      40,277
             Park Place Entertainment Corp.*.... 5,850      59,962
             Payless ShoeSource, Inc.*..........   450      25,943
             Pennzoil-Quaker State Co........... 1,500      32,295
             Pentair, Inc.......................   975      46,878
             PepsiAmericas, Inc................. 3,000      44,820
             Perrigo Co.*....................... 1,425      18,525
             Pioneer Natural Resources Co.*..... 2,175      56,658
             Pittston Brink's Group............. 1,050      25,200
             Plexus Corp.*......................   825      14,933
             PMI Group, Inc.....................   825      31,515
             PNM Resources, Inc.................   750      18,150
             Polycom, Inc.*..................... 1,950      23,381
             Potlatch Corp......................   525      17,861
             Potomac Electric Power Co.......... 2,100      45,108
             Powerwave Technologies, Inc.*...... 1,275      11,679

          Common Stocks, continued
                                                     Shares   Value
                                                     ------ ----------
         Precision Castparts Corp...................   975  $   32,175
         Pride International, Inc.*................. 2,550      39,933
         Protective Life Corp....................... 1,350      44,685
         Protein Design Labs, Inc.*................. 1,725      18,734
         Provident Financial Group, Inc.............   975      28,285
         Puget Energy, Inc.......................... 1,650      34,073
         Quanta Services, Inc.*..................... 1,200      11,844
         Quantum Corp.--DLT & Storage Systems Group* 3,000      12,600
         Questar Corp............................... 1,575      38,903
         R.J. Reynolds Tobacco Holdings............. 1,800      96,750
         Radian Group, Inc.......................... 1,800      87,929
         Rayonier, Inc..............................   525      25,793
         Republic Services, Inc.*................... 3,300      62,931
         RPM, Inc................................... 2,175      33,169
         RSA Security, Inc.*........................ 1,050       5,051
         Ruddick Corp...............................   900      15,264
         Saks, Inc.*................................ 2,775      35,630
         Sandisk Corp.*............................. 1,350      16,740
         SCANA Corp................................. 2,025      62,511
         Schulman (A.), Inc.........................   600      12,869
         Sensient Technologies Corp.................   900      20,484
         Sequa Corp.--Class A*......................   225      14,713
         Sierra Pacific Resources................... 1,950      15,210
         Silicon Valley Bancshares*.................   900      23,724
         Six Flags, Inc.*........................... 1,800      26,010
         Smithfield Foods, Inc.*.................... 2,175      40,346
         Sovereign Bancorp, Inc..................... 4,950      74,003
         StanCorp Financial Group, Inc..............   600      33,300
         Stewart & Stevenson Services, Inc..........   525       9,314
         Storage Technology Corp.*.................. 2,025      32,339
         Superior Industries International, Inc.....   525      24,281
         Swift Transportation Co., Inc.*............ 1,650      38,444
         Sybase, Inc.*.............................. 1,875      19,781
         Sykes Enterprises, Inc.*...................   750       5,767
         Sylvan Learning Systems, Inc.*.............   750      14,955
         Tech Data Corp.*........................... 1,050      39,743
         Tecumseh Products Co.......................   375      19,905
         Telephone & Data Systems, Inc.............. 1,125      68,118
         Tidewater, Inc............................. 1,200      39,503
         Titan Corp.*............................... 1,500      27,435
         Transaction Systems Architects, Inc.*......   675       7,938
         Triad Hospitals, Inc.*..................... 1,425      60,392
         Trinity Industries, Inc....................   825      17,094
         TriQuint Semiconductor, Inc.*.............. 2,550      16,346
         Tyson Foods, Inc.--Class A................. 6,825     105,855
         Unifi, Inc.*............................... 1,050      11,445
         United Rentals, Inc.*...................... 1,425      31,064
         Unitrin, Inc............................... 1,275      45,607
         Universal Corp.............................   525      19,268
         Valero Energy Corp......................... 2,025      75,775
         Varco International, Inc.*................. 1,875      32,888
         Vectren Corp............................... 1,275      32,003
         Vishay Intertechnology, Inc.*.............. 3,075      67,649
         Wallace Computer Services, Inc.............   825      17,738
         Wausau-Mosinee Paper Corp..................   975      11,749
         Webster Financial Corp.....................   975      37,284
         Westar Energy, Inc......................... 1,350      20,723
         Western Gas Resources, Inc.................   600      22,440
         WGL Holdings, Inc..........................   975      25,253

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Value                 Investments
             (Unaudited)                            June 30, 2002

          Common Stocks, continued
                                                  Shares      Value
                                                 --------- ----------
         Wind River Systems, Inc.*..............    1,500  $    7,515
         Wisconsin Energy Corp..................    2,250      56,857
         WPS Resources Corp.....................      600      24,498
         York International Corp................      750      25,343
                                                           ----------
         TOTAL COMMON STOCKS....................            7,932,830
                                                           ----------
          Federal Home Loan Bank (0.8%)
                                                 Principal
                                                  Amount
                                                 ---------
         Federal Home Loan Bank, 1.35%, 07/01/02  $62,000      61,993
                                                           ----------
         TOTAL FEDERAL HOME LOAN BANK...........               61,993
                                                           ----------
         TOTAL INVESTMENTS
          (Cost $7,855,278)/(a)/--(100.3%)......            7,994,823
         Liabilities in excess of other
          assets--(-0.3%).......................              (21,341)
                                                           ----------
         NET ASSETS--(100.0%)...................           $7,973,482
                                                           ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $193,209
                     Unrealized depreciation....  (53,664)
                                                 --------
                     Net unrealized appreciation $139,545
                                                 ========

The ProFund VP Mid-Cap Value's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                      Aerospace/Defense.............  0.5%
                      Agriculture...................  1.5%
                      Airlines......................  0.2%
                      Apparel.......................  0.1%
                      Auto Parts & Equipment........  2.1%
                      Banks......................... 14.4%
                      Beverages.....................  1.3%
                      Biotechnology.................  1.2%
                      Building Materials............  0.8%
                      Chemicals.....................  3.3%
                      Coal..........................  0.3%
                      Commercial Services...........  1.8%
                      Computers.....................  1.2%
                      Distribution/Wholesale........  0.5%
                      Diversified Financial Services  1.8%
                      Electric......................  9.4%
                      Electronics...................  2.4%
                      Engineering & Construction....  0.4%
                      Entertainment.................  0.5%
                      Environmental Control.........  0.8%
                      Food..........................  3.7%
                      Forest & Paper Products.......  1.7%
                      Health Care...................  1.0%
                      Home Builders.................  2.4%
                      Home Furnishings..............  0.7%
                      Household Products............  0.6%
                      Insurance.....................  8.4%
                      Internet......................  1.5%
                      Iron/Steel....................  0.5%
                      Leisure Time..................  0.3%
                      Lodging.......................  1.6%
                      Machinery & Equipment.........  1.5%
                      Manufacturing.................  1.8%
                      Media.........................  2.2%
                      Metals........................  0.6%
                      Office/Business Equipment.....  0.4%
                      Oil & Gas.....................  5.7%
                      Oil & Gas Equipment...........  1.5%
                      Packaging & Containers........  0.5%
                      Pharmaceuticals...............  1.8%
                      Pipelines.....................  1.5%
                      Real Estate Investment Trust..  1.0%
                      Retail........................  3.2%
                      Semiconductors................  2.5%
                      Software......................  0.9%
                      Telecommunications............  2.9%
                      Textiles......................  1.0%
                      Transportation................  2.1%
                      Trucking & Leasing............  0.4%
                      Water.........................  1.1%
                      Other.........................  0.5%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value
(Unaudited)


       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $7,855,278)............   $ 7,994,823
        Cash...............................................         1,557
        Dividends and interest receivable..................         7,770
        Receivable for investments sold....................       951,247
                                                              -----------
         Total Assets......................................     8,955,397
                                                              -----------
      Liabilities:
        Payable for investments purchased..................         4,926
        Payable for capital shares redeemed................       961,720
        Advisory fees payable..............................         4,720
        Management services fees payable...................           944
        Administrative services fees payable...............         4,697
        Distribution fees payable..........................         2,349
        Other accrued expenses.............................         2,559
                                                              -----------
         Total Liabilities.................................       981,915
                                                              -----------
      Net Assets...........................................   $ 7,973,482
                                                              ===========
      Net Assets consist of:
        Capital............................................   $ 9,231,675
        Accumulated undistributed net investment income....         1,183
        Accumulated net realized losses on investments.....    (1,398,921)
        Net unrealized appreciation/(depreciation) on
         investments.......................................       139,545
                                                              -----------
      Net Assets...........................................   $ 7,973,482
                                                              ===========
        Shares of Beneficial Interest Outstanding..........       291,855
                                                              ===========
        Net Asset Value (offering and redemption price per
         share)............................................   $     27.32
                                                              ===========

       Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
      Investment Income:
        Dividends............................................ $    19,574
        Interest.............................................          21
                                                              -----------
         Total Income........................................      19,595
                                                              -----------
      Expenses:
        Advisory fees........................................       7,045
        Management services fees.............................       1,409
        Administration fees..................................         183
        Administrative services fees.........................       4,697
        Distribution fees....................................       2,348
        Custody fees.........................................       1,428
        Fund accounting fees.................................         289
        Transfer agent fees..................................         206
        Other fees...........................................         807
                                                              -----------
         Total Expenses......................................      18,412
                                                              -----------
      Net Investment Income..................................       1,183
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments...................  (1,398,921)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................     139,545
                                                              -----------
         Net realized and unrealized losses on investments...  (1,259,376)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,258,193)
                                                              ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

 Statement of Changes in Net Assets
                                                                  For the period
                                                                  May 1, 2002/(a)/
                                                                      through
                                                                   June 30, 2002
                                                                  ---------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment income...........................................  $      1,183
 Net realized losses on investments..............................    (1,398,921)
 Net change in unrealized appreciation/(depreciation) on
   investments...................................................       139,545
                                                                   ------------
 Change in net assets resulting from operations..................    (1,258,193)
                                                                   ------------
Capital Transactions:
 Proceeds from shares issued.....................................    59,750,891
 Cost of shares redeemed.........................................   (50,519,216)
                                                                   ------------
 Change in net assets resulting from capital transactions........     9,231,675
                                                                   ------------
 Change in net assets............................................     7,973,482
Net Assets:
 Beginning of period.............................................            --
                                                                   ------------
 End of period...................................................  $  7,973,482
                                                                   ============
Share Transactions:
 Issued..........................................................     2,086,636
 Redeemed........................................................    (1,794,781)
                                                                   ------------
 Change in shares................................................       291,855
                                                                   ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

    Financial Highlights
   Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                    For the period
                                                                    May 1, 2002(a)
                                                                       through
                                                                    June 30, 2002
                                                                  --------------
                                                                     (Unaudited)
   Net Asset Value, Beginning of Period..........................   $    30.00
                                                                    ----------
   Investment Activities:
     Net investment income.......................................        0.01 /(b)/
     Net realized and unrealized losses on investments...........        (2.69)
                                                                    ----------
     Total loss from investment activities.......................        (2.68)
                                                                    ----------
   Net Asset Value, End of Period................................   $    27.32
                                                                    ==========
   Total Return..................................................        (8.93)% /(c)/
   Ratios/Supplemental Data:
   Net assets, end of period.....................................   $7,973,482
   Ratio of expenses to average net assets.......................         1.97%/(d)/
   Ratio of net investment income to average net assets..........         0.13%/(d)/
   Portfolio turnover............................................          541%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Growth                Investments
             (Unaudited)                            June 30, 2002


           Common Stocks (100.2%)
                                                       Shares  Value
                                                       ------ --------
          99 Cents Only Stores*.......................  150   $  3,848
          Abercrombie & Fitch Co.--Class A*...........  220      5,306
          Activision, Inc.*...........................  140      4,068
          Acxiom Corp.*...............................  190      3,323
          Advent Software, Inc.*......................   70      1,799
          Affiliated Computer Services, Inc.--Class A*  290     13,768
          American Eagle Outfitters, Inc.*............  160      3,382
          Ametek, Inc.................................   70      2,608
          Apogent Technologies, Inc.*.................  240      4,937
          Apria Healthcare Group, Inc.*...............  120      2,688
          Arthur J. Gallagher & Co....................  190      6,584
          Barr Laboratories, Inc.*....................  100      6,353
          Beckman Coulter, Inc........................  140      6,986
          BISYS Group, Inc.*..........................  260      8,658
          BJ's Wholesale Club, Inc.*..................  160      6,160
          Blyth, Inc..................................  100      3,122
          Brinker International, lnc.*................  220      6,985
          C.H. Robinson Worldwide, Inc................  190      6,371
          Cabot Microelectronics Corp.*...............   50      2,158
          Cadence Design Systems, Inc.*...............  540      8,705
          Catalina Marketing Corp.*...................  120      3,386
          CDW Computer Centers, Inc.*.................  200      9,362
          Ceridian Corp.*.............................  320      6,074
          Certegy, Inc.*..............................  150      5,567
          Choicepoint, Inc.*..........................  190      8,639
          Church & Dwight, Inc........................   90      2,820
          Coach, Inc.*................................  100      5,490
          Commerce Bancorp, Inc.......................  150      6,630
          Cooper Cameron Corp.*.......................  120      5,810
          Copart, Inc.*...............................  200      3,246
          Covance, Inc.*..............................  130      2,438
          CSG Systems International, Inc.*............  120      2,297
          Cypress Semiconductor Corp.*................  270      4,099
          CYTYC Corp.*................................  270      2,057
          DENTSPLY International, Inc.................  170      6,275
          DeVRY, Inc.*................................  150      3,426
          Dial Corp...................................  210      4,204
          Diebold, Inc................................  160      5,958
          Dollar Tree Stores, Inc.*...................  250      9,852
          Donaldson Co., Inc..........................  100      3,504
          DPL, Inc....................................  280      7,406
          Dreyer's Grand Ice Cream, Inc...............   80      5,488
          DST Systems, Inc.*..........................  270     12,342
          Dun & Bradstreet Corp.*.....................  160      5,288
          Eaton Vance Corp............................  150      4,680
          Education Management Corp.*.................   80      3,258
          Edwards Lifesciences Corp.*.................  130      3,016
          Electronic Arts, Inc.*......................  310     20,475
          Energizer Holdings, Inc.*...................  200      5,484
          Ensco International, Inc....................  300      8,178
          Entercom Communications Corp.*..............  110      5,049
          Equitable Resources, Inc....................  140      4,802
          Expeditors International of Washington, Inc.  220      7,295
          Express Scripts, Inc.--Class A*.............  180      9,020
          Fairchild Semiconductor International, Inc.*  250      6,075
          Fastenal Co.................................  170      6,547
          Federal Signal Corp.........................  100      2,400
          FEI Co.*....................................   70      1,716
          Ferro Corp..................................   90      2,714

                Common Stocks, continued
                                                  Shares  Value
                                                  ------ --------
               First Health Group Corp.*.........  220   $  6,169
               Flowserve Corp.*..................  120      3,576
               FMC Corp.*........................   80      2,414
               FMC Technologies, Inc.*...........  140      2,906
               Gartner Group, Inc.--Class B*.....  190      1,786
               Gentex Corp.*.....................  170      4,670
               Gilead Sciences, Inc.*............  430     14,137
               GrafTech International, Ltd.*.....  120      1,476
               Grant Prideco, Inc.*..............  240      3,264
               Greater Bay Bancorp...............  110      3,384
               GreenPoint Financial Corp.........  220     10,801
               GTECH Holdings Corp.*.............  130      3,320
               Harte-Hanks, Inc..................  210      4,316
               Health Net, Inc.*.................  270      7,228
               Henry (Jack) & Associates, Inc....  200      3,338
               Henry Schein, Inc.*...............   90      4,005
               Herman Miller, Inc................  170      3,451
               Hillenbrand Industries, Inc.......  140      7,861
               Hormel Foods Corp.................  310      7,421
               Hubbell, Inc.--Class B............  130      4,439
               IDEC Pharmaceuticals Corp.*.......  340     12,053
               IMC Global, Inc...................  250      3,125
               International Rectifier Corp.*....  140      4,081
               International Speedway Corp.......  120      4,812
               Intersil Corp.--Class A*..........  300      6,414
               Investment Technology Group, Inc.*  110      3,597
               Investors Financial Services Corp.  140      4,696
               IVAX Corp.*.......................  440      4,752
               Jacobs Engineering Group, Inc.*...  120      4,174
               JM Smucker Co.....................  110      3,754
               L-3 Communications Holdings, Inc.*  170      9,180
               Lam Research Corp.*...............  280      5,034
               Lancaster Colony Corp.............   80      2,853
               Legg Mason, Inc...................  150      7,401
               LifePoint Hospitals, Inc.*........   90      3,268
               Lincare Holdings, Inc.*...........  240      7,752
               Lyondell Chemical Co..............  260      3,926
               Macromedia, Inc.*.................  130      1,153
               Manpower, Inc.....................  170      6,248
               McCormick & Co., Inc..............  310      7,984
               Mentor Graphics Corp.*............  140      1,991
               Michaels Stores, Inc.*............  150      5,850
               Micrel, Inc.*.....................  210      3,020
               Microchip Technology, Inc.*.......  440     12,069
               Murphy Oil Corp...................  100      8,250
               Mylan Laboratories, Inc...........  280      8,778
               National Instruments Corp.*.......  110      3,582
               Network Associates, Inc.*.........  310      5,974
               Neuberger Berman, Inc.............  160      5,856
               New York Community Bancorp........  240      6,504
               Nordson Corp......................   70      1,726
               North Fork Bancorp, Inc...........  360     14,331
               Outback Steakhouse, Inc.*.........  170      5,967
               Oxford Health Plans, Inc.*........  190      8,826
               Papa John's International, Inc.*..   50      1,670
               Patterson Dental Co.*.............  150      7,550
               Patterson-UTI Energy, Inc.*.......  170      4,799
               Plantronics, Inc.*................  100      1,901
               Price Communications Corp.*.......  120      1,920

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Mid-Cap Growth                Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                     Shares  Value
                                                     ------ --------
           Quest Diagnostics, Inc.*.................  210   $ 18,070
           Reader's Digest Association, Inc.........  220      4,121
           Retek, Inc.*.............................  110      2,673
           Reynolds & Reynolds Co...................  160      4,472
           RF Micro Devices, Inc.*..................  370      2,819
           Rollins, Inc.............................   70      1,424
           Roslyn Bancorp, Inc......................  190      4,148
           Ross Stores, Inc.........................  180      7,335
           Scholastic Corp.*........................   90      3,411
           SEI Investments Co.......................  240      6,761
           Semtech Corp.*...........................  160      4,272
           Sepracor, Inc.*..........................  190      1,815
           Smith International, Inc.*...............  110      7,501
           Solutia, Inc.............................  230      1,615
           Sonoco Products Co.......................  210      5,947
           Sotheby's Holdings, Inc.--Class A*.......  140      1,995
           SPX Corp.*...............................   90     10,574
           STERIS Corp.*............................  150      2,867
           SunGard Data Systems, Inc.*..............  620     16,417
           Symantec Corp.*..........................  310     10,183
           Synopsys, Inc.*..........................  170      9,318
           TCF Financial Corp.......................  170      8,347
           Teleflex, Inc............................   90      5,144
           The Cheesecake Factory, Inc.*............  110      3,903
           Timberland Co.--Class A*.................   90      3,224
           Tootsie Roll Industries, Inc.............  120      4,627
           Trigon Healthcare, Inc.*.................   80      8,045
           Universal Health Services, Inc.--Class B*  130      6,370
           Valassis Communications, Inc.*...........  120      4,380
           Valspar Corp.............................  110      4,965
           Varian Medical Systems, Inc.*............  150      6,083
           Vertex Pharmaceuticals, Inc.*............  170      2,768
           Viad Corp................................  200      5,200
           VISX, Inc.*..............................  120      1,308
           Waddell & Reed Financial, Inc............  180      4,126
           Washington Post Co.--Class B.............   20     10,899
           Weatherford International, Ltd.*.........  250     10,801
           Westamerica Bancorporation...............   80      3,165
           Westwood One, Inc.*......................  240      8,021
           Whole Foods Market, Inc.*................  120      5,786
           Williams-Sonoma, Inc.*...................  250      7,665
           Wilmington Trust Corp....................   70      2,135
                                                            --------
           TOTAL COMMON STOCKS......................         891,659
                                                            --------

        Federal Home Loan Bank (0.2%)
                                                      Principal
                                                       Amount     Value
                                                      --------- --------
       Federal Home Loan Bank, 1.26%, 07/01/02.......  $2,000   $  2,000
                                                                --------
       TOTAL FEDERAL HOME LOAN BANK..................              2,000
                                                                --------
       TOTAL INVESTMENTS
        (Cost $884,798)/(a)/--(100.4%)...............            893,659
       Liabilities in excess of other assets--(-0.4%)             (3,941)
                                                                --------
       NET ASSETS--(100.0%)..........................           $889,718
                                                                ========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 20,475
                     Unrealized depreciation....  (11,614)
                                                 --------
                     Net unrealized appreciation $  8,861
                                                 ========

The ProFund VP Mid-Cap Growth's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Advertising......................   0.9%
                    Aerospace/Defense................   1.0%
                    Apparel..........................   1.0%
                    Banks............................   7.2%
                    Biotechnology....................   1.4%
                    Chemicals........................   2.1%
                    Commercial Services..............   3.8%
                    Computers........................   9.7%
                    Distribution/Wholesale...........   0.7%
                    Diversified Financial Services...   2.9%
                    Electric.........................   0.8%
                    Electrical Components & Equipment   1.1%
                    Electronics......................   0.7%
                    Engineering & Construction.......   0.5%
                    Entertainment....................   0.9%
                    Food.............................   3.9%
                    Health Care......................  13.3%
                    Household Products...............   1.1%
                    Insurance........................   0.7%
                    Internet.........................   2.2%
                    Machinery & Equipment............   1.4%
                    Manufacturing....................   2.8%
                    Media............................   3.5%
                    Office/Business Equipment........   0.4%
                    Oil & Gas........................   5.8%
                    Packaging & Containers...........   0.7%
                    Pharmaceuticals..................   5.4%
                    Pipelines........................   0.5%
                    Retail...........................   9.1%
                    Semiconductors...................   5.1%
                    Software.........................   7.4%
                    Telecommunications...............   0.7%
                    Transportation...................   1.5%
                    Other............................ (0.4)%


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $884,798)..............    $  893,659
        Cash...............................................           237
        Dividends and interest receivable..................           158
        Receivable for investments sold....................       178,246
                                                               ----------
         Total Assets......................................     1,072,300
                                                               ----------
      Liabilities:
        Payable for capital shares redeemed................       179,985
        Advisory fees payable..............................           571
        Management services fees payable...................           114
        Administrative services fees payable...............           997
        Distribution fees payable..........................           498
        Other accrued expenses.............................           417
                                                               ----------
         Total Liabilities.................................       182,582
                                                               ----------
      Net Assets...........................................    $  889,718
                                                               ==========
      Net Assets consist of:
        Capital............................................    $1,049,375
        Accumulated net investment loss....................        (2,786)
        Accumulated net realized losses on investments.....      (165,732)
        Net unrealized appreciation/(depreciation) on
         investments.......................................         8,861
                                                               ----------
      Net Assets...........................................    $  889,718
                                                               ==========
        Shares of Beneficial Interest Outstanding..........        33,462
                                                               ==========
        Net Asset Value (offering and redemption price per
         share)............................................    $    26.59
                                                               ==========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Dividends............................................... $   1,111
       Interest................................................        16
                                                                ---------
        Total Income...........................................     1,127
                                                                ---------
     Expenses:
       Advisory fees...........................................     1,495
       Management services fees................................       299
       Administration fees.....................................        22
       Administrative services fees............................       997
       Distribution fees.......................................       498
       Custody fees............................................       431
       Fund accounting fees....................................        35
       Transfer agent fees.....................................        77
       Other fees..............................................        59
                                                                ---------
        Total Expenses.........................................     3,913
                                                                ---------
     Net Investment Loss.......................................    (2,786)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments......................  (165,732)
       Net change in unrealized appreciation/(depreciation) on
        investments............................................     8,861
                                                                ---------
        Net realized and unrealized losses on investments......  (156,871)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(159,657)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth
(Unaudited)


 Statement of Changes in Net Assets
                                                                       For the period
                                                                       May 1, 2002/(a)/
                                                                           through
                                                                        June 30, 2002
                                                                       ---------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.................................................  $     (2,786)
  Net realized losses on investments..................................      (165,732)
  Net change in unrealized appreciation/(depreciation) on investments.         8,861
                                                                        ------------
  Change in net assets resulting from operations......................      (159,657)
                                                                        ------------
Capital Transactions:
  Proceeds from shares issued.........................................    15,121,247
  Cost of shares redeemed.............................................   (14,071,872)
                                                                        ------------
  Change in net assets resulting from capital transactions............     1,049,375
                                                                        ------------
  Change in net assets................................................       889,718
Net Assets:
  Beginning of period.................................................            --
                                                                        ------------
  End of period.......................................................  $    889,718
                                                                        ============
Share Transactions:
  Issued..............................................................       520,982
  Redeemed............................................................      (487,520)
                                                                        ------------
  Change in shares....................................................        33,462
                                                                        ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth


     Financial Highlights
    Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                     For the period
                                                                     May 1, 2002/(a)/
                                                                         through
                                                                      June 30, 2002
                                                                     ---------------
                                                                       (Unaudited)
    Net Asset Value, Beginning of Period............................    $  30.00
                                                                        --------
    Investment Activities:
      Net investment loss...........................................       (0.07)/(b)/
      Net realized and unrealized losses on investments.............       (3.34)
                                                                        --------
      Total loss from investment activities.........................       (3.41)
                                                                        --------
    Net Asset Value, End of Period..................................    $  26.59
                                                                        ========
    Total Return....................................................      (11.37)%/(c)/
    Ratios/Supplemental Data:
    Net assets, end of period.......................................    $889,718
    Ratio of expenses to average net assets.........................        1.97%/(d)/
    Ratio of net investment loss to average net assets..............       (1.40)%/(d)/
    Portfolio turnover..............................................        1601%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap Value               Investments
             (Unaudited)                            June 30, 2002


            Common Stocks (99.8%)
                                                   Shares    Value
                                                   ------ -----------
           4Kids Entertainment, Inc.*.............   868  $    17,968
           A.M. Castle & Co.......................   992       12,380
           A.T. Cross Co.--Class A*............... 1,116        8,370
           AAR Corp............................... 2,232       22,766
           Aaron Rents, Inc....................... 1,488       35,638
           Acuity Brands, Inc..................... 2,852       51,906
           Adaptec, Inc.*......................... 7,440       58,702
           Allen Telecom, Inc.*................... 2,108        9,064
           Alliance Semiconductor Corp.*.......... 2,852       20,249
           Alpharma, Inc.......................... 3,596       61,061
           American Financial Holdings, Inc....... 1,736       51,941
           American Management Systems, Inc.*..... 2,976       56,871
           American States Water Co............... 1,116       29,574
           AmeriPath, Inc.*....................... 2,108       50,592
           Analogic Corp..........................   868       42,680
           Analysts International Corp............ 1,736        7,378
           Anchor BanCorp Wisconsin, Inc.......... 1,736       41,855
           Angelica Corp..........................   620       10,664
           Anixter International, Inc.*........... 2,604       61,193
           AnnTaylor Stores Corp.*................ 3,100       78,709
           Apogee Enterprises, Inc................ 1,984       28,490
           Applica, Inc.*......................... 1,612       19,989
           Applied Industrial Technologies, Inc... 1,364       26,598
           Arch Chemicals, Inc.................... 1,612       39,816
           Arkansas Best Corp.*................... 1,736       44,233
           ArQule, Inc.*.......................... 1,364        9,207
           Artesyn Technologies, Inc.*............ 2,728       17,680
           ArthroCare Corp.*...................... 1,612       20,730
           Ashworth, Inc.*........................   868        7,821
           Aspect Communications Corp.*........... 3,596       11,507
           Aspen Technology, Inc.*................ 2,480       20,683
           Astec Industries, Inc.*................ 1,364       21,947
           Atmos Energy Corp...................... 2,852       66,851
           Atwood Oceanics, Inc.*.................   992       37,200
           Audiovox Corp.--Class A*............... 1,612       12,815
           Avid Technology, Inc.*................. 1,860       17,224
           Avista Corp............................ 3,348       46,202
           Aware, Inc.*........................... 1,612        6,126
           AXT, Inc.*............................. 1,612       12,864
           Aztar Corp.*........................... 2,604       54,163
           Bally Total Fitness Holding Corp.*..... 2,232       41,760
           Barnes Group, Inc...................... 1,240       28,396
           Bassett Furniture Industries, Inc......   868       16,925
           Bel Fuse, Inc.--Class B................   744       20,125
           Belden, Inc............................ 1,736       36,179
           Bell Microproducts, Inc.*.............. 1,364       10,980
           Benchmark Electronics, Inc.*........... 1,612       46,748
           Bio-Technology General Corp.*.......... 4,092       24,593
           Black BOX Corp.*....................... 1,364       55,556
           Boston Communications Group, Inc.*..... 1,240        9,970
           Bowne & Co., Inc....................... 2,356       34,727
           Briggs & Stratton Corp................. 1,488       57,050
           Brooks-PRI Automation, Inc.*........... 2,356       60,219
           Brooktrout, Inc.--Class B*.............   868        4,948
           Brown Shoe Company, Inc................ 1,240       34,844
           Brush Wellman, Inc..................... 1,116       13,838
           Buckeye Technologies, Inc.*............ 2,480       24,304
           Building Materials Holding Corp.*......   868       12,473
           Burlington Coat Factory Warehouse Corp. 3,100       65,875

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Butler Manufacturing Co..............   496  $    13,615
            C&D Technologies, Inc................ 1,860       33,517
            C-COR.net Corp.*..................... 2,480       17,360
            Cable Design Technologies Corp.*..... 3,100       31,775
            Cabot Oil & Gas Corp................. 2,232       51,001
            Captaris, Inc.*...................... 2,232        6,584
            Caraustar Industries, Inc............ 1,984       24,760
            Carreker Corp.*...................... 1,488       16,844
            Cascade Natural Gas Corp.............   744       15,550
            Casey's General Stores, Inc.......... 3,472       41,803
            Cash America International, Inc...... 1,736       15,971
            CDI Corp.*........................... 1,364       44,398
            Central Parking Corp................. 2,480       56,668
            Central Vermont Public Service Corp..   868       15,624
            Century Aluminum Co.................. 1,488       22,156
            CH Energy Group, Inc................. 1,116       54,963
            Champion Enterprises, Inc.*.......... 3,348       18,816
            Checkpoint Systems, Inc.*............ 2,232       26,114
            Chemed Corp..........................   744       28,041
            ChemFirst, Inc.......................   992       28,421
            Chesapeake Corp...................... 1,116       29,384
            Ciber, Inc.*......................... 4,216       30,566
            Cleveland-Cliffs, Inc................   744       20,534
            Coachmen Industries, Inc............. 1,116       16,182
            Coherent, Inc.*...................... 1,984       58,606
            Colonial Properties Trust............ 1,488       57,958
            Commercial Federal Corp.............. 3,224       93,496
            Commercial Metals Co.................   868       40,744
            Commonwealth Industries, Inc......... 1,116        8,024
            Computer Task Group, Inc.*........... 1,488        7,395
            Concerto Software, Inc.*.............   868        5,468
            Concord Camera Corp.*................ 1,860        9,488
            CONMED Corp.*........................ 1,984       44,303
            Consolidated Graphics, Inc.*.........   868       16,492
            Corn Products International, Inc..... 2,480       77,178
            CPI Corp.............................   496        9,667
            CTS Corp............................. 2,356       28,366
            Curative Health Services, Inc.*......   868       14,565
            Curtiss-Wright Corp..................   744       59,520
            Datascope Corp.......................   992       27,419
            Delphi Financial Group, Inc.--Class A 1,488       64,505
            Deltic Timber Corp...................   868       29,929
            Digi International, Inc.*............ 1,488        4,912
            DIMON, Inc........................... 3,100       21,452
            DMC Stratex Networks, Inc.*.......... 5,704       11,465
            Downey Financial Corp................ 1,984       93,843
            Dress Barn, Inc.*.................... 2,604       40,284
            Drill-Quip, Inc.*.................... 1,240       30,938
            DSP Group, Inc.*..................... 1,860       36,456
            DuPont Photomasks, Inc.*............. 1,240       40,275
            eFunds Corp.*........................ 3,224       30,593
            El Paso Electric Co.*................ 3,472       48,087
            Electro Scientific Industries, Inc.*. 1,860       45,198
            Electroglas, Inc.*................... 1,488       14,880
            EMCOR Group, Inc.*...................   992       58,230
            Energen Corp......................... 2,356       64,790
            Enesco Group, Inc.*..................   992        8,670
            ePresence, Inc.*..................... 1,612        6,045
            Esterline Technologies Corp.*........ 1,488       33,778

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap Value               Investments
             (Unaudited)                            June 30, 2002


    Common Stocks, continued
                                                           Shares    Value
                                                           ------ -----------
   Exar Corp.*............................................ 2,728  $    53,797
   Fedders Corp........................................... 2,232        5,647
   First American Financial Corp.......................... 4,836      111,227
   First Republic Bank*...................................   992       27,280
   FirstFed Financial Corp.*.............................. 1,240       35,960
   Fleetwood Enterprises, Inc............................. 2,480       21,576
   Fleming Companies, Inc................................. 3,720       67,518
   Florida Rock Industries, Inc........................... 1,984       71,047
   Flow International Corp.*.............................. 1,116        7,521
   Footstar, Inc.*........................................ 1,364       33,377
   Franklin Covey Co.*.................................... 1,364        3,956
   Fremont General Corp................................... 4,960       20,733
   Gardner Denver, Inc.*.................................. 1,116       22,320
   GBC Bancorp............................................   868       25,129
   GenCorp, Inc........................................... 2,976       42,557
   Gerber Scientific, Inc.*............................... 1,488        5,223
   Good'ys Family Clothing, Inc.*......................... 2,232       25,534
   Great Atlantic & Pacific Tea Co.*...................... 2,728       50,986
   Green Mountain Power Corp..............................   372        6,756
   Griffon Corp.*......................................... 2,356       42,644
   Group 1 Automotive, Inc.*.............................. 1,612       61,498
   Haggar Corp............................................   496        7,961
   Hain Celestial Group, Inc.*............................ 2,356       43,586
   Haverty Furniture Companies, Inc....................... 1,488       29,388
   Heidrick & Struggles International, Inc.*.............. 1,240       24,763
   HNC Software, Inc.*.................................... 2,480       41,416
   Hologic, Inc.*......................................... 1,364       19,737
   Huffy Corp.*...........................................   744        6,421
   Hughes Supply, Inc..................................... 1,612       72,380
   Hutchinson Technology, Inc.*........................... 1,736       27,151
   IHOP Corp.*............................................ 1,488       43,822
   Imagistics International, Inc.*........................ 1,364       29,285
   IMCO Recycling, Inc.*..................................   992        9,771
   Information Holdings, Inc.*............................ 1,488       36,307
   Information Resources, Inc.*........................... 2,108       19,792
   Input/Output, Inc.*.................................... 3,596       32,364
   Insurance Auto Auctions, Inc.*.........................   868       16,926
   Interface, Inc......................................... 3,596       28,912
   Intermet Corp.......................................... 1,736       18,645
   International Multifoods Corp.*........................ 1,364       35,464
   InterVoice-Brite, Inc.*................................ 2,356        3,369
   Ionics, Inc.*.......................................... 1,240       30,070
   J & J Snack Foods Corp.*...............................   620       27,875
   JAKKS Pacific, Inc.*................................... 1,488       26,352
   Jefferies Group, Inc................................... 1,860       78,306
   JLG Industries, Inc.................................... 2,976       41,753
   Jo-Ann Stores, Inc.--Class A*.......................... 1,364       39,829
   K2, Inc.*.............................................. 1,240       12,710
   Kaman Corp.--Class A................................... 1,612       27,017
   Kansas City Southern Industries, Inc.*................. 4,092       69,564
   Kellwood Co............................................ 1,612       52,391
   Key Production Company, Inc.*..........................   992       19,344
   Kilroy Realty Corp..................................... 1,860       49,755
   Kirby Corp.*........................................... 1,736       42,445
   Laclede Group, Inc..................................... 1,364       32,027
   LandAmerica Financial Group, Inc....................... 1,240       39,060
   Landry's Restaurants, Inc.............................. 1,860       47,449
   Lawson Products, Inc...................................   620       19,102
   Lennox International, Inc.............................. 3,968       71,385

    Common Stocks, continued
                                                           Shares    Value
                                                           ------ -----------
   Lone Star Steakhouse & Saloon, Inc..................... 1,736  $    40,952
   Lone Star Technologies, Inc.*.......................... 1,984       45,434
   Luby's, Inc.*.......................................... 1,612       10,607
   Lydall, Inc.*.......................................... 1,116       17,019
   M.D.C. Holdings, Inc................................... 1,860       96,720
   MAF Bancorp, Inc....................................... 1,612       60,611
   MagneTek, Inc.*........................................ 1,612       15,959
   MapInfo Corp.*.........................................   992        9,027
   Marcus Corp............................................ 2,108       35,098
   Massey Energy Co....................................... 5,208       66,142
   Material Sciences Corp.*...............................   992       13,908
   Maximus, Inc.*......................................... 1,612       51,100
   Meade Instruments Corp.*............................... 1,116        6,328
   Methode Electronics, Inc.--Class A..................... 2,480       31,670
   Microsemi Corp.*....................................... 1,984       13,094
   Midas, Inc.*...........................................   992       12,301
   Midwest Express Holdings, Inc.*........................   992       13,094
   Milacron, Inc.......................................... 2,356       23,913
   Mobile Mini, Inc.*.....................................   992       16,963
   Mueller Industries, Inc.*.............................. 2,356       74,803
   Myers Industries, Inc.................................. 1,612       27,630
   Nasch-Finch Co.........................................   868       27,741
   National Presto Industries, Inc........................   496       15,872
   Nature's Sunshine Products, Inc........................ 1,116       12,622
   Nautica Enterprises, Inc.*............................. 2,356       30,604
   Netegrity, Inc.*....................................... 2,356       14,513
   Network Equipment Technologies, Inc.*.................. 1,488        6,398
   New Jersey Resources Corp.............................. 1,860       55,521
   Newfield Exploration Co.*.............................. 3,100      115,227
   Northwest Natural Gas Co............................... 1,736       49,910
   Northwestern Corp...................................... 1,860       31,527
   Nuevo Energy Co.*...................................... 1,240       19,592
   NUI Corp............................................... 1,116       30,690
   NYFIX, Inc.*........................................... 2,108       17,918
   O'Charley's, Inc.*..................................... 1,364       34,509
   Offshore Logistics, Inc.*.............................. 1,612       38,511
   OM Group, Inc.......................................... 1,984      123,008
   Osteotech, Inc.*....................................... 1,240        9,164
   Oxford Industries, Inc.................................   496       13,888
   PAREXEL International Corp.*........................... 1,736       24,148
   Park Electrochemical Corp.............................. 1,364       36,146
   Paxar Corp.*........................................... 2,728       45,694
   PC-Tel, Inc.*.......................................... 1,364        9,233
   Pediatrix Medical Group, Inc.*......................... 1,860       46,500
   Pegasus Systems, Inc.*................................. 1,736       30,380
   Penford Corp...........................................   496        8,978
   Penton Media, Inc...................................... 2,232        4,799
   PEP Boys-Manny, Moe & Jack............................. 3,596       60,593
   Pericom Semiconductor Corp.*........................... 1,736       20,120
   Philadelphia Consolidated Holding Corp.*............... 1,488       67,466
   Phillips-Van Heusen Corp............................... 1,984       30,950
   Photronics, Inc.*...................................... 2,108       39,926
   Piedmont Natural Gas Company, Inc...................... 2,232       82,539
   Pinnacle Entertainment, Inc.*.......................... 1,736       18,454
   Pioneer Standard Electronics, Inc...................... 2,232       23,190
   Pogo Producing Co...................................... 3,720      121,345
   PolyOne Corp........................................... 6,572       73,935
   Pope & Talbot, Inc..................................... 1,116       20,903
   Presidential Life Corp................................. 2,108       42,729

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap Value               Investments
             (Unaudited)                            June 30, 2002

    Common Stocks, continued
                                                           Shares    Value
                                                           ------ -----------
   Prime Hospitality Corp.*............................... 3,100  $    40,269
   Provident Bankshares Corp.............................. 1,736       41,126
   Quanex Corp............................................   992       43,350
   RadiSys Corp.*......................................... 1,240       14,421
   Rainbow Technologies, Inc.*............................ 1,860        9,151
   Ralcorp Holdings, Inc.*................................ 2,108       65,875
   RARE Hospitality International, Inc.*.................. 1,488       40,057
   Raymond James Financial Corp........................... 3,348       95,317
   Read-Rite Corp.*....................................... 8,432        4,047
   Regal-Beloit Corp...................................... 1,736       42,202
   RehabCare Group, Inc.*................................. 1,240       29,797
   Reliance Steel & Aluminum Co........................... 2,232       68,076
   RGS Energy Group, Inc.................................. 2,480       97,216
   Riggs National Corp.................................... 1,984       29,581
   RLI Corp...............................................   744       37,944
   Roadway Corp........................................... 1,364       49,009
   Robbins & Myers, Inc...................................   992       26,040
   Royal Appliance Mfg. Co.*..............................   868        5,599
   RTI International Metals, Inc.*........................ 1,488       18,079
   Russ Berrie & Company, Inc............................. 1,364       48,286
   Russell Corp........................................... 2,232       42,966
   Ryerson Tull, Inc...................................... 1,736       20,190
   Ryland Group, Inc...................................... 1,860       92,535
   Salton, Inc.*..........................................   744       10,676
   SBS Technologies, Inc.*................................   992       12,151
   School Specialty, Inc.*................................ 1,240       32,934
   Schweitzer-Mauduit International, Inc..................   992       24,403
   SCM Microsystems, Inc.*................................ 1,116       14,932
   SCPIE Holdings, Inc....................................   620        3,770
   Seacoast Financial Services Corp....................... 1,736       43,522
   SEACOR SMIT, Inc.*..................................... 1,364       64,585
   Selective Insurance Group, Inc......................... 1,736       49,181
   Shaw Group, Inc.*...................................... 2,852       87,556
   Shopko Stores, Inc.*................................... 1,984       40,077
   Shurgard Storage Centers, Inc.--Class A................ 2,232       77,450
   Skyline Corp...........................................   620       20,460
   SkyWest, Inc........................................... 3,968       92,812
   Skyworks Solutions, Inc.*.............................. 9,300       51,615
   Smith (A.O.) Corp...................................... 1,984       61,921
   Sola International, Inc.*.............................. 1,736       19,964
   Sourcecorp*............................................ 1,240       32,860
   South Financial Group, Inc............................. 2,852       63,910
   Southern Union Co.*.................................... 3,802       64,637
   Southwest Gas Corp..................................... 2,232       55,242
   Southwestern Energy Co.*............................... 1,736       26,370
   Spacelabs Medical, Inc.*...............................   620        8,804
   Spherion Corp.*........................................ 4,092       48,695
   SPS Technologies, Inc.*................................   868       33,132
   SPSS, Inc.*............................................ 1,116       17,343
   St. Mary Land & Exploration Co......................... 1,984       47,475
   Standard Microsystems Corp.*........................... 1,116       26,349
   Standard Motor Products, Inc...........................   868       14,713
   Standard Pacific Corp.................................. 2,232       78,299
   Standard Register Co................................... 1,984       67,833
   Standex International Corp.............................   868       21,787
   Staten Island Bancorp, Inc............................. 4,464       85,709
   Steel Dynamics, Inc.*.................................. 3,224       53,099
   Steel Technologies, Inc................................   620        8,172
   Stein Mart, Inc.*...................................... 2,852       33,853

    Common Stocks, continued
                                                           Shares    Value
                                                           ------ -----------
   Stewart Information Services Corp.*.................... 1,240  $    25,482
   Stillwater Mining Co.*................................. 2,976       48,450
   Stone Energy Corp.*.................................... 1,860       74,865
   Stride Rite Corp....................................... 2,976       23,808
   Sturm, Ruger & Co., Inc................................ 1,860       26,319
   Sunrise Assisted Living, Inc.*......................... 1,488       39,878
   Susquehanna Bancshares, Inc............................ 2,728       61,953
   Swift Energy Co.*...................................... 1,860       29,369
   SWS Group, Inc......................................... 1,240       24,329
   Symmetricom, Inc.*..................................... 1,612        5,884
   Systems & Computer Technology Corp.*................... 2,356       31,831
   TALX Corp..............................................   992       18,808
   TBC Corp.*............................................. 1,488       23,629
   Tetra Tech, Inc.*...................................... 3,720       54,684
   TETRA Technologies, Inc.*..............................   992       26,338
   Texas Industries, Inc.................................. 1,488       46,857
   The Men's Wearhouse, Inc.*............................. 2,976       75,888
   Theragenics Corp.*..................................... 2,108       17,770
   Therma-Wave, Inc.*..................................... 1,984       22,598
   Thomas Industries, Inc................................. 1,116       32,141
   Three-Five Systems, Inc.*.............................. 1,488       16,963
   Timken Co.............................................. 4,216       94,144
   Titan International, Inc............................... 1,488        6,175
   Toll Brothers, Inc.*................................... 4,960      145,327
   Tollgrade Communications, Inc.*........................   992       14,553
   Tom Brown, Inc.*....................................... 2,728       77,339
   Toro Co................................................   868       49,337
   Tower Automotive, Inc.*................................ 4,464       62,272
   Tredegar Corp.......................................... 2,728       65,880
   Trenwick Group, Ltd.................................... 2,604       19,530
   Triarc Cos., Inc.*..................................... 1,364       37,646
   Triumph Group, Inc.*................................... 1,116       49,774
   UICI*.................................................. 3,348       67,630
   UIL Holdings Corp......................................   992       54,024
   Ultratech Stepper, Inc.*............................... 1,612       26,098
   Unisource Energy Corp.................................. 2,356       43,822
   Unit Corp.*............................................ 2,480       43,028
   United Stationers, Inc.*............................... 2,356       71,622
   Universal Forest Products, Inc......................... 1,240       29,041
   URS Corp.*............................................. 1,240       34,720
   US Oncology, Inc.*..................................... 6,572       54,745
   USFreightways Corp..................................... 1,860       70,438
   Valmont Industries, Inc................................ 1,736       35,293
   Veeco Instruments, Inc.*............................... 1,984       45,850
   Veritas DGC, Inc.*..................................... 2,108       26,561
   Verity, Inc.*.......................................... 2,480       27,503
   ViaSat, Inc.*.......................................... 1,860       15,680
   Viasys Healthcare, Inc.*............................... 1,860       32,457
   Vicor Corp.*........................................... 2,976       20,802
   Vintage Petroleum, Inc................................. 4,464       53,122
   Volt Information Sciences, Inc.*....................... 1,116       27,331
   Wabash National Corp................................... 1,612       16,120
   Washington Federal, Inc................................ 4,464      112,760
   Waste Connections, Inc.*............................... 1,860       58,107
   Watsco, Inc............................................ 1,860       33,945
   Watts Industries, Inc.--Class A........................ 1,860       36,921
   Wellman, Inc........................................... 2,232       37,386
   Werner Enterprises, Inc................................ 4,464       95,127
   Whitney Holding Corp................................... 2,728       83,859

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap Value               Investments
             (Unaudited)                            June 30, 2002

    Common Stocks, continued
                                                           Shares    Value
                                                           ------ -----------
   WMS Industries, Inc.*.................................. 2,232  $    27,342
   Wolverine Tube, Inc.*..................................   868        6,553
   Wolverine World Wide, Inc.............................. 2,852       49,767
   Woodward Governor Co...................................   744       43,985
   Yellow Corp.*.......................................... 1,984       64,282
   Zale Corp.*............................................ 2,480       89,900
   Zenith National Insurance Corp......................... 1,240       39,494
                                                                  -----------
   TOTAL COMMON STOCKS....................................         13,291,239
                                                                  -----------

  Federal Home Loan Bank (0.3%)
                                                         Principal
                                                          Amount
                                                         ---------
 Federal Home Loan Bank, 1.35%, 07/01/02................  $39,000       38,996
                                                                   -----------
 TOTAL FEDERAL HOME LOAN BANK...........................                38,996
                                                                   -----------
 TOTAL INVESTMENTS (Cost $13,017,353)/(a)/--(100.1%)..............  13,330,235
 Liabilities in excess of other assets--(-0.1%)...................      (7,599)
                                                                   -----------
 NET ASSETS--(100.0%)............................................. $13,322,636
                                                                   ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

       Unrealized appreciation................................   448,065
       Unrealized depreciation................................  (135,183)
                                                               ---------
       Net unrealized appreciation............................ $ 312,882
                                                               =========

The Profund VP Small-Cap Value's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

          Aerospace/Defense...................................... 1.8%
          Agriculture............................................ 0.2%
          Airlines............................................... 0.8%
          Apparel................................................ 2.0%
          Auto Manufacturers..................................... 0.1%
          Auto Parts & Equipment................................. 1.1%
          Banks.................................................. 7.1%
          Biotechnology.......................................... 0.3%
          Building Materials..................................... 2.0%
          Chemicals.............................................. 2.3%
          Coal................................................... 0.5%
          Commercial Services.................................... 3.5%
          Computers.............................................. 1.6%
          Distribution/Wholesale................................. 1.5%
          Diversified Financial Services......................... 1.5%
          Electric............................................... 3.0%
          Electrical Components & Equipment...................... 0.9%
          Electronics............................................ 4.1%
          Engineering & Construction............................. 0.7%
          Entertainment.......................................... 0.1%
          Environmental Control.................................. 1.1%
          Food................................................... 3.0%
          Forest & Paper Products................................ 0.9%
          Health Care............................................ 3.2%
          Home Builders.......................................... 3.7%
          Home Furnishings....................................... 0.4%

         Household Products.....................................  1.5%
         Insurance..............................................  4.4%
         Internet...............................................  0.4%
         Iron/Steel.............................................  1.4%
         Leisure Time...........................................  0.9%
         Lodging................................................  1.0%
         Machinery & Equipment..................................  2.8%
         Manufacturing..........................................  3.0%
         Media..................................................  0.4%
         Metals.................................................  3.2%
         Mining.................................................  0.8%
         Office/Business Equipment..............................  0.4%
         Oil & Gas.............................................. 10.9%
         Packaging & Containers.................................  0.3%
         Pharmaceuticals........................................  0.6%
         Real Estate Investment Trust...........................  1.4%
         Retail.................................................  7.6%
         Semiconductors.........................................  3.0%
         Software...............................................  1.8%
         Telecommunications.....................................  2.5%
         Textiles...............................................  0.1%
         Toys/Games/Hobbies.....................................  0.2%
         Transportation.........................................  3.6%
         Water..................................................  0.2%
         Other..................................................  0.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFunds VP Small-Cap Value
(Unaudited)

 Statement of Assets and Liabilities
                                                                 June 30, 2002
Assets:
 Investments, at value (cost $13,017,353)........................ $13,330,235
 Cash............................................................         327
 Dividends and interest receivable...............................       3,344
                                                                  -----------
   Total Assets..................................................  13,333,906
                                                                  -----------
Liabilities:
 Advisory fees payable...........................................       3,401
 Management services fees payable................................         680
 Administrative services fees payable............................       3,623
 Distribution fees payable.......................................       1,812
 Other accrued expenses..........................................       1,754
                                                                  -----------
   Total Liabilities.............................................      11,270
                                                                  -----------
Net Assets....................................................... $13,322,636
                                                                  ===========
Net Assets consist of:
 Capital......................................................... $13,767,725
 Accumulated net investment loss.................................      (7,228)
 Accumulated net realized losses on investments..................    (750,743)
 Net unrealized appreciation/(depreciation) on investments.......     312,882
                                                                  -----------
Net Assets....................................................... $13,322,636
                                                                  ===========
 Shares of Beneficial Interest Outstanding.......................     490,557
                                                                  ===========
 Net Asset Value (offering and redemption price per share)....... $     27.16
                                                                  ===========

 Statement of Operations
                       For the period May 1, 2002/(a)/ through June 30, 2002
Investment Income:
 Dividends....................................................... $   7,045
 Interest........................................................        36
                                                                  ---------
   Total Income..................................................     7,081
                                                                  ---------
Expenses:
 Advisory fees...................................................     5,435
 Management services fees........................................     1,087
 Administration fees.............................................       132
 Administrative services fees....................................     3,623
 Distribution fees...............................................     1,812
 Custody fees....................................................     1,165
 Fund accounting fees............................................       260
 Transfer agent fees.............................................       178
 Other fees......................................................       617
                                                                  ---------
   Total Expenses................................................    14,309
                                                                  ---------
Net Investment Loss..............................................    (7,228)
                                                                  ---------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments..............................  (750,743)
 Net change in unrealized appreciation/(depreciation) on
   investments...................................................   312,882
                                                                  ---------
   Net realized and unrealized losses on investments.............  (437,861)
                                                                  ---------
Change in Net Assets Resulting from Operations................... $(445,089)
                                                                  =========

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value


 Statement of Changes in Net Assets
                                                                         For the period
                                                                         May 1, 2002/(a)/
                                                                             through
                                                                          June 30, 2002
                                                                         ---------------
                                                                           (Unaudited)
From Investment Activities:
Operations:
 Net investment loss....................................................  $     (7,228)
 Net realized losses on investments.....................................      (750,743)
 Net change in unrealized appreciation/(depreciation) on investments....       312,882
                                                                          ------------
 Change in net assets resulting from operations.........................      (445,089)
                                                                          ------------
Capital Transactions:
 Proceeds from shares issued............................................    51,283,747
 Cost of shares redeemed................................................   (37,516,022)
                                                                          ------------
 Change in net assets resulting from capital transactions...............    13,767,725
                                                                          ------------
 Change in net assets...................................................    13,322,636
Net Assets:
 Beginning of period....................................................            --
                                                                          ------------
 End of period..........................................................  $ 13,322,636
                                                                          ============
Share Transactions:
 Issued.................................................................     1,829,990
 Redeemed...............................................................    (1,339,433)
                                                                          ------------
 Change in shares.......................................................       490,557
                                                                          ============

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                              For the period
                                                              May 1, 2002/(a)/
                                                                  through
                                                               June 30, 2002
                                                             ---------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period........................   $     30.00
                                                               -----------
Investment Activities:
 Net investment loss........................................         (0.05)/(b)/
 Net realized and unrealized losses on investments..........         (2.79)
                                                               -----------
 Total loss from investment activities......................         (2.84)
                                                               -----------
Net Asset Value, End of Period..............................   $     27.16
                                                               ===========
Total Return................................................         (9.47)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...................................   $13,322,636
Ratio of expenses to average net assets.....................          1.98%/(d)/
Ratio of net investment loss to average net assets..........         (1.00)%/(d)/
Portfolio turnover..........................................           662%

------
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             Growth                                 June 30, 2002
             (Unaudited)

             Common Stocks (100.4%)
                                                    Shares  Value
                                                    ------ --------
            ABM Industries, Inc....................  216   $  3,750
            Accredo Health, Inc.*..................  135      6,229
            Actel Corp.*...........................  108      2,270
            Action Performance Cos., Inc.*.........   72      2,275
            Administaff, Inc.*.....................  117      1,170
            Advanced Energy Industries, Inc.*......  135      2,995
            Advanced Marketing Services, Inc.......   81      1,482
            ADVO, Inc.*............................   90      3,426
            Aeroflex, Inc.*........................  261      1,813
            Alliant Techsystems, Inc.*.............  162     10,335
            American Italian Pasta Co.*............   81      4,130
            ANSYS, Inc.*...........................   63      1,266
            Applebee's International, Inc..........  243      5,577
            AptarGroup, Inc........................  153      4,705
            Arbitron, Inc.*........................  126      3,931
            Arctic Cat, Inc........................   99      1,722
            Argosy Gaming Co.*.....................  126      3,578
            Armor Holdings, Inc. *.................  135      3,443
            AstroPower, Inc.*......................   90      1,768
            Atlantic Coast Airlines Holdings, Inc.*  189      4,101
            ATMI, Inc.*............................  135      3,020
            Axcelis Technologies, Inc.*............  423      4,780
            Baldor Electric Co.....................  144      3,629
            BARRA, Inc.*...........................   99      3,681
            BE Aerospace, Inc.*....................  153      2,017
            BEI Technologies, Inc..................   63        721
            Biosite Diagnostics, Inc.*.............   63      1,773
            Boston Private Financial Holdings, Inc.   99      2,449
            Brady Corp.--Class A...................   99      3,465
            CACI International, Inc.--Class A*.....  117      4,467
            Cal Dive International, Inc.*..........  153      3,366
            Cambrex Corp...........................  108      4,331
            CARBO Ceramics, Inc....................   63      2,328
            Catapult Communications Corp.*.........   54      1,181
            Cato Corp.--Class A....................  108      2,408
            CEC Entertainment, Inc.*...............  126      5,204
            Cephalon, Inc.*........................  243     10,984
            Cerner Corp.*..........................  153      7,317
            Chico's FAS, Inc.*.....................  180      6,538
            Chittenden Corp........................  144      4,173
            Christopher & Banks Corp.*.............  108      4,568
            Clarcor, Inc...........................  108      3,418
            Coca-Cola Bottling Co..................   36      1,548
            Cognex Corp.*..........................  189      3,789
            Cohu, Inc..............................   90      1,555
            Community First Bankshares, Inc........  171      4,461
            Concord Communications, Inc.*..........   72      1,187
            Cooper Cos., Inc.......................   63      2,967
            Corinthian Colleges, Inc.*.............  189      6,405
            Cost Plus, Inc.*.......................   90      2,741
            Coventry Health Care, Inc.*............  252      7,162
            Cryolife, Inc.*........................   81      1,301
            Cullen/Frost Bankers, Inc..............  225      8,089
            Cuno, Inc.*............................   72      2,605
            Cygnus, Inc.*..........................  162        327
            Cymer, Inc.*...........................  144      5,045
            Delta & Pine Land Co...................  171      3,437
            Dendrite International, Inc.*..........  171      1,654
            Department 56, Inc.*...................   54        879

             Common Stocks, continued
                                                    Shares  Value
                                                    ------ --------
            Diagnostic Products Corp...............  126   $  4,662
            DIANON Systems, Inc.*..................   54      2,885
            Dime Community Bancshares, Inc.........  117      2,655
            Dionex Corp.*..........................   90      2,411
            DRS Technologies, Inc.*................   72      3,078
            Duane Reade, Inc.*.....................  108      3,677
            East-West Bancorp, Inc.................   99      3,417
            EDO Corp...............................   90      2,565
            Elcor Corp.............................   81      2,215
            Enzo Biochem, Inc.*....................  126      1,806
            ESS Technology, Inc.*..................  189      3,315
            Essex Property Trust, Inc..............   81      4,431
            Ethan Allen Interiors, Inc.............  171      5,959
            Evergreen Resources, Inc.*.............   81      3,443
            Factory 2-U Stores, Inc.*..............   54        748
            FactSet Research Systems, Inc..........  144      4,287
            Fair, Isaac & Co., Inc.................  154      5,045
            Filenet Corp.*.........................  153      2,219
            Financial Federal Corp.*...............   72      2,383
            First Bancorp, Puerto Rico.............  117      4,411
            First Midwest Bancorp, Inc.............  216      6,000
            FLIR Systems, Inc.*....................   72      3,022
            Forward Air Corp.*.....................   90      2,950
            Fossil, Inc.*..........................  198      4,071
            Fred's, Inc............................  108      3,972
            Frontier Airlines, Inc.*...............  126      1,024
            Frontier Oil Corp......................  117      2,059
            G & K Services, Inc....................   90      3,082
            General Communication, Inc.--Class A*..  234      1,561
            Genesco, Inc.*.........................   99      2,411
            Georgia Gulf Corp......................  135      3,570
            Global Payments, Inc...................  162      4,820
            Graco, Inc.............................  207      5,204
            Gymboree Corp.*........................  126      2,019
            Haemonetics Corp.*.....................  117      3,416
            Hall, Kinion & Associates, Inc.*.......   54        406
            Hancock Fabrics, Inc...................   81      1,505
            Harland (John H.) Co...................  126      3,553
            Harman International Industries, Inc...  144      7,093
            Harmonic, Inc.*........................  261        955
            Heartland Express, Inc.*...............  216      5,169
            Helix Technology Corp..................  108      2,225
            Hilb, Rogal & Hamilton Co..............  126      5,702
            Hooper Holmes, Inc.....................  279      2,232
            Hot Topic, Inc.*.......................  135      3,606
            Hudson United Bancorp..................  198      5,655
            Hyperion Solutions Corp.*..............  144      2,626
            ICU Medical, Inc.*.....................   63      1,947
            IDEX Corp..............................  135      4,523
            IDEXX Laboratories, Inc.*..............  144      3,714
            IMPATH, Inc.*..........................   72      1,292
            INAMED Corp.*..........................   90      2,405
            Insight Enterprises, Inc.*.............  180      4,534
            Insituform Technologies, Inc.--Class A*  117      2,478
            Inter-Tel, Inc.........................  108      1,848
            Intermagnetics General Corp.*..........   72      1,454
            Invacare Corp..........................  135      4,995
            Itron, Inc.*...........................   81      2,125
            ITT Educational Services, Inc.*........  198      4,316

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             Growth                                 June 30, 2002
             (Unaudited)

              Common Stocks, continued
                                                   Shares  Value
                                                   ------ --------
             J. Jill Group, Inc.*.................   54   $  2,049
             Jack in the Box, Inc.*...............  171      5,438
             K-Swiss, Inc.--Class A...............   72      1,871
             Keithley Instruments, Inc............   72      1,040
             Kopin Corp.*.........................  306      2,020
             Kroll, Inc.*.........................  135      2,832
             Kronos, Inc.*........................   90      2,744
             Kulicke & Soffa Industries, Inc.*....  216      2,676
             La-Z-Boy, Inc........................  261      6,582
             Labor Ready, Inc.*...................  180      1,053
             Lance, Inc...........................  126      1,837
             Landstar System, Inc.*...............   36      3,847
             Libbey, Inc..........................   63      2,148
             Lindsay Manufacturing Co.............   54      1,250
             Linens 'n Things, Inc.*..............  180      5,906
             Macdermid, Inc.......................  144      3,096
             Manhattan Associates, Inc.*..........  117      3,763
             Manitowoc Co.........................  108      3,833
             Medicis Pharmaceutical Corp.*........  135      5,773
             MemberWorks, Inc.*...................   63      1,167
             Mentor Corp..........................   99      3,634
             Mercury Computer Systems, Inc.*......   99      2,145
             Mesa Air Group, Inc.*................  144      1,325
             Metro One Telecommunications, Inc.*..  108      1,508
             MGI Pharma, Inc.*....................  108        762
             Micros Systems, Inc.*................   72      1,995
             Mid Atlantic Medical Services, Inc.*.  207      6,489
             Midway Games, Inc.*..................  207      1,760
             Monaco Coach Corp.*..................  126      2,684
             MRO Software, Inc.*..................   99      1,127
             NBTY, Inc.*..........................  288      4,458
             NDCHealth Corp.......................  153      4,269
             Nelson (Thomas), Inc.................   63        665
             New England Business Services, Inc...   54      1,358
             Noven Pharmaceuticals, Inc.*.........   99      2,525
             NVR, Inc.*...........................   36     11,628
             O'Reilly Automotive, Inc.*...........  225      6,201
             Oceaneering International, Inc.*.....   99      2,673
             Omnova Solutions, Inc................  171      1,436
             On Assignment, Inc.*.................  117      2,083
             Orthodontic Centers of America, Inc.*  216      4,979
             OshKosh B'Gosh, Inc.--Class A........   54      2,348
             Oshkosh Truck Corp...................   72      4,256
             Owens & Minor, Inc...................  144      2,845
             P.F. Chang's China Bistro, Inc.*.....  108      3,393
             Pacific Sunwear of California, Inc.*.  144      3,192
             Panera Bread Co.*....................  126      4,379
             Patina Oil & Gas Corp................   90      2,469
             Performance Food Group Co.*..........  189      6,400
             Pharmaceutical Product...............  225      5,927
             Development, Inc.*...................
             Philadelphia Suburban Corp...........  297      5,999
             Phoenix Technologies, Ltd.*..........  108      1,080
             Photon Dynamics, Inc.*...............   72      2,160
             Pier 1 Imports, Inc..................  405      8,505
             Pinnacle Systems, Inc.*..............  252      2,769
             Plains Resources, Inc.*..............   99      2,648
             Planar Systems, Inc.*................   54      1,040
             Polaris Industries, Inc..............   99      6,435

            Common Stocks, continued
                                                     Shares  Value
                                                     ------ --------
           PolyMedica Corp.*........................   54   $  1,379
           Power Integrations, Inc.*................  126      2,255
           Pre-Paid Legal Services, Inc.*...........   90      1,791
           PRG-Schultz International, Inc.*.........  279      3,434
           Prima Energy Corp.*......................   54      1,231
           Priority Healthcare Corp.--Class B*......  198      4,653
           Progress Software Corp.*.................  153      2,258
           Province Healthcare Co.*.................  207      4,629
           QRS Corp.*...............................   72        561
           Quaker Chemical Corp.....................   36        882
           Quiksilver, Inc.*........................   99      2,455
           Radiant Systems, Inc.*...................  117      1,525
           Regeneron Pharmaceuticals, Inc.*.........  189      2,742
           Regis Corp...............................  180      4,863
           Remington Oil & Gas Corp.*...............  108      3,294
           Renal Care Group, Inc.*..................  216      6,728
           ResMed, Inc.*............................  144      4,234
           Respironics, Inc.*.......................  144      4,903
           Rogers Corp.*............................   72      1,966
           Roper Industries, Inc....................  135      5,035
           Roxio, Inc.*.............................   81        583
           Ruby Tuesday, Inc........................  279      5,413
           Rudolph Technologies, Inc.*..............   72      1,795
           Ryan's Family Steak Houses, Inc.*........  198      2,616
           SCP Pool Corp.*..........................  108      2,998
           SERENA Software, Inc.*...................  180      2,466
           Shuffle Master, Inc......................   81      1,488
           Sierra Health Services, Inc.*............  126      2,816
           Simpson Manufacturing Co., Inc.*.........   54      3,085
           Sonic Corp.*.............................  171      5,371
           Southwest Bancorp of Texas, Inc.*........  144      5,216
           StarTek, Inc.*...........................   63      1,685
           Sterling Bancshares, Inc.................  180      2,659
           Supertex, Inc.*..........................   54        951
           SurModics, Inc.*.........................   72      1,871
           Sybron Dental Special, Inc.*.............  162      2,997
           Syncor International Corp.*..............  108      3,402
           Take-Two Interactive Software, Inc.*.....  162      3,336
           Techne Corp.*............................  180      5,081
           Technitrol, Inc..........................  171      3,984
           Teledyne Technologies, Inc.*.............  135      2,801
           The Children's Place Retail Stores, Inc.*  117      3,101
           The Scotts Company--Class A*.............  126      5,720
           The Steak n Shake Co.*...................  126      1,972
           Thor Industries, Inc.....................   63      4,490
           THQ, Inc.*...............................  171      5,098
           Too, Inc.*...............................  144      4,435
           Trimble Navigation, Ltd.*................  126      1,953
           TrustCo Bank Corp. NY....................  306      4,030
           UCBH Holdings, Inc.......................   81      3,079
           UGI Corp.................................  117      3,736
           Ultimate Electronics, Inc.*..............   63      1,632
           United Bankshares, Inc...................  189      5,553
           United Natural Foods, Inc.*..............   81      1,580
           Varian Semiconductor Equipment...........  144      4,886
           Associates, Inc.*........................
           Vital Signs, Inc.........................   54      1,952
           WD-40 Co.................................   72      1,999
           Wet Seal, Inc.--Class A*.................  126      3,062

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Small-Cap                     Investments
             Growth                                 June 30, 2002
             (Unaudited)

        Common Stocks, continued
                                                       Shares     Value
                                                      --------- --------
       Winnebago Industries, Inc.....................       81  $  3,564
       X-Rite, Inc...................................       90       774
       XTO Energy, Inc...............................      540    11,124
       Zebra Technologies Corp.*.....................      135     6,509
       ZixIt Corp.*..................................       81       444
                                                                --------
       TOTAL COMMON STOCKS...........................            798,686
                                                                --------
        Federal Home Loan Bank (1.3%)
                                                      Principal
                                                       Amount
                                                      --------- --------
       Federal Home Loan Bank, 1.33%, 07/01/02.......  $10,000     9,999
                                                                --------
       TOTAL FEDERAL HOME LOAN BANK..................              9,999
                                                                --------
       TOTAL INVESTMENTS
        (Cost $784,028)/(a)/--(101.7%)...............            808,685
       Liabilities in excess of other assets--(-1.7%)            (13,806)
                                                                --------
       NET ASSETS--(100.0%)..........................           $794,879
                                                                ========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $30,869
                      Unrealized depreciation....  (6,212)
                                                  -------
                      Net unrealized appreciation $24,657
                                                  =======

The ProFund VP Small-Cap Growth's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Advertising......................  0.4%
                    Aerospace/Defense................  3.0%
                    Agriculture......................  0.4%
                    Airlines.........................  0.8%
                    Apparel..........................  1.1%
                    Auto Manufacturers...............  0.5%
                    Banks............................  7.8%
                    Beverages........................  0.2%
                    Biotechnology....................  1.3%
                    Building Materials...............  1.0%
                    Chemicals........................  1.1%
                    Commercial Services..............  5.3%
                    Computers........................  3.1%
                    Distribution/Wholesale...........  0.4%
                    Diversified Financial Services...  0.3%
                    Electrical Components & Equipment  0.6%
                    Electronics......................  3.6%
                    Energy...........................  1.8%
                    Engineering & Construction.......  0.3%
                    Entertainment....................  1.2%
                    Food.............................  2.5%
                    Health Care...................... 10.9%
                    Home Builders....................  1.9%
                    Home Furnishings.................  2.5%
                    Household Products...............  2.7%
                    Insurance........................  0.7%
                    Internet.........................  0.1%
                    Leisure Time.....................  1.0%
                    Machinery & Equipment............  4.0%
                    Manufacturing....................  1.9%
                    Media............................  0.1%

                      Oil & Gas...................   3.1%
                      Pharmaceuticals.............   4.9%
                      Real Estate Investment Trust   0.6%
                      Retail......................  14.8%
                      Semiconductors..............   4.2%
                      Software....................   6.8%
                      Telecommunications..........   0.7%
                      Textiles....................   0.4%
                      Toys/Gamers/Hobbies.........   0.1%
                      Transportation..............   1.5%
                      Water.......................   0.8%
                      Other....................... (0.4)%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth
(Unaudited)


        Statement of Assets and Liabilities
                                                          June 30, 2002
       Assets:
         Investments, at value (cost $784,028).............. $  808,685
         Receivable for investments sold....................    797,102
         Dividends and interest receivable..................        202
                                                             ----------
          Total Assets......................................  1,605,989
                                                             ----------
       Liabilities:
         Payable to custodian...............................        573
         Payable for capital shares redeemed................    809,170
         Advisory fees payable..............................        441
         Management services fees payable...................         88
         Administrative services fees payable...............        515
         Distribution fees payable..........................        258
         Other accrued expenses.............................         65
                                                             ----------
          Total Liabilities.................................    811,110
                                                             ----------
       Net Assets........................................... $  794,879
                                                             ==========
       Net Assets consist of:
         Capital............................................ $  891,074
         Accumulated net investment loss....................     (1,511)
         Accumulated net realized losses on investments.....   (119,341)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     24,657
                                                             ----------
       Net Assets........................................... $  794,879
                                                             ==========
         Shares of Beneficial Interest Outstanding..........     29,832
                                                             ==========
         Net Asset Value (offering and redemption price per
          share)............................................ $    26.65
                                                             ==========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Dividends............................................... $     514
       Interest................................................         9
                                                                ---------
        Total Income...........................................       523
                                                                ---------
     Expenses:
       Advisory fees...........................................       773
       Management services fees................................       155
       Administration fees.....................................        17
       Administrative services fees............................       515
       Distribution fees.......................................       258
       Custody fees............................................       226
       Fund accounting fees....................................        23
       Transfer agent fees.....................................        40
       Other fees..............................................        27
                                                                ---------
        Total Expenses.........................................     2,034
                                                                ---------
     Net Investment Loss.......................................    (1,511)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments......................  (119,341)
       Net change in unrealized appreciation/(depreciation) on
        investments............................................    24,657
                                                                ---------
        Net realized and unrealized losses on investments......   (94,684)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $ (96,195)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth


 Statement of Changes in Net Assets
                                                                       For the period
                                                                       May 1, 2002/(a)/
                                                                           through
                                                                        June 30, 2002
                                                                       ---------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.................................................   $    (1,511)
  Net realized losses on investments..................................      (119,341)
  Net change in unrealized appreciation/(depreciation) on investments.        24,657
                                                                         -----------
  Change in net assets resulting from operations......................       (96,195)
                                                                         -----------
Capital Transactions:
  Proceeds from shares issued.........................................    10,089,077
  Cost of shares redeemed.............................................    (9,198,003)
                                                                         -----------
  Change in net assets resulting from capital transactions............       891,074
                                                                         -----------
  Change in net assets................................................       794,879
Net Assets:
  Beginning of period.................................................            --
                                                                         -----------
  End of period.......................................................   $   794,879
                                                                         ===========
Share Transactions:
  Issued..............................................................       352,733
  Redeemed............................................................      (322,901)
                                                                         -----------
  Change in shares....................................................        29,832
                                                                         ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth


     Financial Highlights
    Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                     For the period
                                                                     May 1, 2002/(a)/
                                                                         through
                                                                      June 30, 2002
                                                                     ---------------
                                                                       (Unaudited)
    Net Asset Value, Beginning of Period............................    $  30.00
                                                                        --------
    Investment Activities:
      Net investment loss...........................................       (0.07)/(b)/
      Net realized and unrealized losses on investments.............       (3.28)
                                                                        --------
      Total loss from investment activities.........................       (3.35)
                                                                        --------
    Net Asset Value, End of Period..................................    $  26.65
                                                                        ========
    Total Return....................................................      (11.17)%/(c)/
    Ratios/Supplemental Data:
    Net assets, end of period.......................................    $794,879
    Ratio of expenses to average net assets.........................        1.98%/(d)/
    Ratio of net investment loss to average net assets..............       (1.47)%/(d)/
    Portfolio turnover..............................................        1916%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP U.S.                          Investments
             Government Plus                        June 30, 2002
             (Unaudited)

           Federal Home Loan Bank (5.2%)
                                                  Principal
                                                   Amount     Value
                                                  --------- ----------
          Federal Home Loan Bank,
           1.35%, 07/01/02....................... $242,000  $  241,973
          Federal Home Loan Bank,
           1.60%, 07/10/02.......................  409,000     408,782
                                                            ----------
          TOTAL FEDERAL HOME LOAN BANK...........              650,755
                                                            ----------
           Federal Home Loan Mortgage Corporation (2.0%)
          Federal Home Loan Mortgage Corporation,
           1.35%, 07/01/02.......................  242,000     241,973
                                                            ----------
          TOTAL FEDERAL HOME LOAN
           MORTGAGE CORPORATION..................              241,973
                                                            ----------
           Federal National Mortgage Association (5.2%)
          Federal National Mortgage Association,
           1.35%, 07/01/02.......................  242,000     241,973
          Federal National Mortgage Association,
           1.60%, 07/03/02.......................  408,000     407,909
                                                            ----------
          TOTAL FEDERAL NATIONAL
           MORTGAGE ASSOCIATION..................              649,882
                                                            ----------
           Student Loan Marketing Association (2.0%)
          Student Loan Marketing Association,
           1.35%, 07/01/02.......................  242,000     241,973
                                                            ----------
          TOTAL STUDENT LOAN MARKETING
           ASSOCIATION...........................              241,973
                                                            ----------

          U.S. Treasury Obligations (25.0%)
                                                 Principal
                                                  Amount       Value
                                                 ---------- -----------
         U.S. Treasury Bills:
           1.30%, 07/05/02...................... $  408,000 $   407,897
         U.S. Treasury Bonds:
           5.375%, 02/15/31.....................  2,750,000   2,698,850
                                                            -----------
         TOTAL U.S. TREASURY
          OBLIGATIONS...........................              3,106,747
                                                            -----------
          Repurchase Agreement (4.4%)
         State Street Bank, 1.60%, 07/01/02,
          dated 06/28/02, with maturity value of
          $551,073 (Fully collateralized by
          various U.S. Government Securities)...    551,000     551,000
                                                            -----------
         TOTAL REPURCHASE AGREEMENT.............                551,000
                                                            -----------
         TOTAL INVESTMENTS
          (Cost $4,900,325)/(a)/--(43.8%).......              5,442,330
         Other assets in excess of
          liabilities--(56.2%)..................              6,983,328
                                                            -----------
         NET ASSETS--(100.0%)...................            $12,425,658
                                                            ===========

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                      Unrealized appreciation.... $     0
                      Unrealized depreciation....  (8,995)
                                                  -------
                      Net unrealized depreciation $(8,995)
                                                  =======

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus
(Unaudited)


        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $4,900,325)............ $ 4,891,330
         Repurchase agreements, at amortized cost...........     551,000
                                                             -----------
          Total Investments.................................   5,442,330
         Cash...............................................     501,369
         Interest receivable................................      17,147
         Receivable for capital shares issued...............   8,437,585
         Unrealized appreciation on swap contracts..........       5,376
                                                             -----------
          Total Assets......................................  14,403,807
                                                             -----------
       Liabilities:
         Dividends payable..................................      10,551
         Payable for investments purchased..................   1,962,796
         Advisory fees payable..............................       1,272
         Management services fees payable...................         382
         Administrative services fees payable...............       1,332
         Distribution fees payable..........................         666
         Other accrued expenses.............................       1,150
                                                             -----------
          Total Liabilities.................................   1,978,149
                                                             -----------
       Net Assets........................................... $12,425,658
                                                             ===========
       Net Assets consist of:
         Capital............................................ $12,477,203
         Accumulated undistributed net investment income....       5,958
         Accumulated net realized losses on investments and
          swap contracts....................................     (53,884)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................      (3,619)
                                                             -----------
       Net Assets........................................... $12,425,658
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     410,508
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.27
                                                             ===========

       Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
      Investment Income:
        Interest................................................ $ 22,026
                                                                 --------
      Expenses:
        Advisory fees...........................................    1,332
        Management services fees................................      400
        Administration fees.....................................       74
        Administrative services fees............................    1,332
        Distribution fees.......................................      666
        Custody fees............................................      479
        Fund accounting fees....................................       82
        Transfer agent fees.....................................      229
        Other fees..............................................      286
                                                                 --------
         Total Expenses.........................................    4,880
                                                                 --------
      Net Investment Income.....................................   17,146
                                                                 --------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts..............................................  (53,884)
        Net change in unrealized appreciation/(depreciation) on
         investments and swap contracts.........................   (3,619)
                                                                 --------
         Net realized and unrealized losses on investments and
          swap contracts........................................  (57,503)
                                                                 --------
      Change in Net Assets Resulting from Operations............ $(40,357)
                                                                 ========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus


 Statement of Changes in Net Assets
                                                                                          For the period
                                                                                          May 1, 2002/(a)/
                                                                                              through
                                                                                           June 30, 2002
                                                                                          ---------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment income..................................................................   $    17,146
  Net realized losses on investments and swap contracts..................................       (53,884)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.        (3,619)
                                                                                            -----------
  Change in net assets resulting from operations.........................................       (40,357)
                                                                                            -----------
Distributions to Shareholders From:
  Net investment income..................................................................       (11,188)
                                                                                            -----------
  Change in net assets resulting from distributions......................................       (11,188)
                                                                                            -----------
Capital Transactions:
  Proceeds from shares issued............................................................    22,138,319
  Dividends reinvested...................................................................           594
  Cost of shares redeemed................................................................    (9,661,710)
                                                                                            -----------
  Change in net assets resulting from capital transactions...............................    12,477,203
                                                                                            -----------
  Change in net assets...................................................................    12,425,658
Net Assets:
  Beginning of period....................................................................            --
                                                                                            -----------
  End of period..........................................................................   $12,425,658
                                                                                            ===========
Share Transactions:
  Issued.................................................................................       728,673
  Reinvested.............................................................................            20
  Redeemed...............................................................................      (318,185)
                                                                                            -----------
  Change in shares.......................................................................       410,508
                                                                                            ===========

------
/(a)/Commencementof operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                          For the period
                                                                         May 1, 2002/(a)/
                                                                              through
                                                                           June 30, 2002
                                                                         ---------------
                                                                            (Unaudited)
Net Asset Value, Beginning of Period....................................   $     30.00
                                                                           -----------
Investment Activities:
  Net investment income.................................................        0.32/ (b)/
  Net realized and unrealized gains on investments and swap contracts...        0.16/ (c)/
                                                                           -----------
  Total income from investment activities...............................          0.48
                                                                           -----------
Distributions to Shareholders From:
  Net investment income.................................................         (0.21)
                                                                           -----------
Net Asset Value, End of Period..........................................   $     30.27
                                                                           ===========
Total Return............................................................          1.62%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...............................................   $12,425,658
Ratio of expenses to average net assets.................................          1.83%/(e)/
Ratio of net investment income to average net assets....................          6.44%/(e)/
Portfolio turnover......................................................            21%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.


              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             Profund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002


            Common Stocks (86.8%)
                                                   Shares    Value
                                                   ------ -----------
           3M Co..................................  2,080 $   255,839
           Abbott Laboratories....................  8,346     314,227
           ACE, Ltd...............................  1,404      44,366
           ADC Telecommunications, Inc.*..........  4,238       9,705
           Adobe Systems, Inc.....................  1,274      36,309
           Advanced Micro Devices, Inc.*..........  1,820      17,690
           AES Corp.*.............................  2,860      15,501
           Aetna, Inc.............................    780      37,417
           AFLAC, Inc.............................  2,782      89,024
           Agere Systems, Inc.*...................    244         342
           Agere Systems, Inc.--Class B*..........  6,002       9,003
           Agilent Technologies, Inc.*............  2,496      59,031
           Air Products & Chemicals, Inc..........  1,222      61,674
           Alberto-Culver Co.--Class B............    312      14,914
           Albertson's, Inc.......................  2,184      66,525
           Alcan, Inc.............................  1,716      64,384
           Alcoa, Inc.............................  4,524     149,971
           Allegheny Energy, Inc..................    676      17,407
           Allegheny Technologies, Inc............    442       6,984
           Allergan, Inc..........................    702      46,859
           Allied Waste Industries, Inc.*.........  1,066      10,234
           Allstate Corp..........................  3,796     140,376
           Alltel Corp............................  1,664      78,208
           Altera Corp.*..........................  2,054      27,934
           Ambac Financial Group, Inc.............    572      38,438
           Amerada Hess Corp......................    468      38,610
           Ameren Corp............................    780      33,548
           American Electric Power, Inc...........  1,820      72,836
           American Express Co....................  7,124     258,743
           American Greetings Corp.--Class A......    338       5,631
           American International Group, Inc...... 13,988     954,400
           American Power Conversion Corp.*.......  1,040      13,135
           American Standard Cos.*................    390      29,289
           AmerisourceBergen Corp.................    572      43,472
           Amgen, Inc.*...........................  5,564     233,019
           AMR Corp.*.............................    832      14,028
           AmSouth Bancorp........................  1,924      43,059
           Anadarko Petroleum Corp................  1,326      65,372
           Analog Devices*........................  1,950      57,915
           Andrew Corp.*..........................    520       7,452
           Anheuser-Busch Cos., Inc...............  4,680     234,000
           AOL-Time Warner, Inc.*................. 23,816     350,333
           AON Corp...............................  1,456      42,923
           Apache Corp............................    780      44,834
           Apollo Group, Inc.--Class A*...........    936      36,897
           Apple Computer, Inc.*..................  1,898      33,633
           Applera Corp.--Applied Biosystems Group  1,144      22,297
           Applied Materials, Inc.*...............  8,762     166,653
           Applied Micro Circuits Corp.*..........  1,612       7,625
           Archer-Daniels-Midland Co..............  3,484      44,560
           Ashland, Inc...........................    364      14,742
           AT&T Corp.............................. 20,332     217,552
           AT&T Wireless Services, Inc.*.......... 14,482      84,720
           Autodesk, Inc..........................    624       8,268
           Automatic Data Processing, Inc.........  3,328     144,934
           AutoZone, Inc.*........................    572      44,216
           Avaya, Inc.*...........................  1,924       9,524
           Avery Dennison Corp....................    598      37,525
           Avon Products, Inc.....................  1,274      66,554

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Baker Hughes, Inc..................  1,794 $    59,722
             Ball Corp..........................    312      12,942
             Bank of America Corp...............  8,242     579,908
             Bank of New York Co., Inc..........  3,900     131,625
             Bank One Corp......................  6,292     242,116
             Bard (C.R.), Inc...................    286      16,182
             Barrick Gold Corp..................  2,886      54,805
             Bausch & Lomb, Inc.................    286       9,681
             Baxter International, Inc..........  3,224     143,307
             BB&T Corp..........................  2,574      99,356
             Bear Stearns Cos., Inc.............    546      33,415
             Becton, Dickinson & Co.............  1,378      47,472
             Bed Bath & Beyond, Inc.*...........  1,560      58,874
             BellSouth Corp..................... 10,036     316,134
             Bemis Co., Inc.....................    286      13,585
             Best Buy Co., Inc.*................  1,716      62,291
             Big Lots, Inc......................    624      12,280
             Biogen, Inc.*......................    806      33,393
             Biomet, Inc........................  1,430      38,782
             BJ Services Co.*...................    832      28,188
             Black & Decker Corp................    442      21,304
             Block H & R, Inc...................    988      45,596
             BMC Software, Inc.*................  1,300      21,580
             Boeing Co..........................  4,498     202,410
             Boise Cascade Corp.................    312      10,773
             Boston Scientific Corp.*...........  2,184      64,035
             Bristol-Myers Squibb Co............ 10,374     266,612
             Broadcom Corp.--Class A*...........  1,430      25,082
             Brown-Forman Corp..................    364      25,116
             Brunswick Corp.....................    494      13,832
             Burlington Northern Santa Fe Corp..  2,054      61,620
             Burlington Resources, Inc..........  1,066      40,508
             Calpine Corp.*.....................  2,002      14,074
             Campbell Soup Co...................  2,184      60,409
             Capital One Financial Corp.........  1,170      71,429
             Cardinal Health, Inc...............  2,418     148,489
             Carnival Corp......................  3,146      87,113
             Caterpillar, Inc...................  1,846      90,362
             Cendant Corp.*.....................  5,590      88,769
             Centex Corp........................    338      19,533
             CenturyTel, Inc....................    754      22,243
             Charter One Financial, Inc.........  1,196      41,118
             ChevronTexaco Corp.................  5,720     506,220
             Chiron Corp.*......................  1,014      35,845
             Chubb Corp.........................    910      64,428
             CIENA Corp.*.......................  1,768       7,408
             CIGNA Corp.........................    754      73,455
             Cincinnati Financial Corp..........    858      39,923
             Cinergy Corp.......................    884      31,815
             Cintas Corp........................    910      44,981
             Circuit City Stores, Inc...........  1,118      20,963
             Cisco Systems, Inc.*............... 39,156     546,226
             Citigroup, Inc..................... 27,534   1,066,942
             Citizens Communications Co.*.......  1,508      12,607
             Citrix Systems, Inc.*..............    962       5,810
             Clear Channel Communications, Inc.*  3,276     104,898
             Clorox Co..........................  1,222      50,530
             CMS Energy Corp....................    728       7,993
             Coca-Cola Co....................... 13,286     744,016

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFunds VP Bull Plus                    Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Coca-Cola Enterprises, Inc.............  2,392 $    52,815
           Colgate-Palmolive Co...................  2,938     147,047
           Comcast Corp.--Special Class A*........  5,070     120,869
           Comerica, Inc..........................    936      57,470
           Computer Associates International, Inc.  3,094      49,164
           Computer Sciences Corp.*...............    910      43,498
           Compuware Corp.*.......................  2,002      12,152
           Comverse Technology, Inc.*.............    988       9,149
           ConAgra Foods, Inc.....................  2,886      79,798
           Concord EFS, Inc.*.....................  2,730      82,282
           Conoco, Inc............................  3,354      93,241
           Conseco, Inc.*.........................  1,846       3,692
           Consolidated Edison, Inc...............  1,144      47,762
           Constellation Energy Group, Inc........    884      25,937
           Convergys Corp.*.......................    936      18,233
           Cooper Industries, Ltd.--Class A.......    494      19,414
           Cooper Tire & Rubber Co................    390       8,015
           Coors (Adolph) Co.--Class B............    182      11,339
           Corning, Inc...........................  5,096      18,091
           Costco Wholesale Corp.*................  2,418      93,383
           Countrywide Credit Industries, Inc.....    650      31,363
           Crane Co...............................    312       7,919
           CSX Corp...............................  1,144      40,097
           Cummins, Inc...........................    234       7,745
           CVS Corp...............................  2,106      64,444
           Dana Corp..............................    806      14,935
           Danaher Corp...........................    806      53,478
           Darden Restaurants, Inc................    936      23,119
           Deere & Co.............................  1,274      61,025
           Dell Computer Corp.*................... 13,884     362,928
           Delphi Automotive Systems Corp.........  2,990      39,469
           Delta Air Lines, Inc...................    650      13,000
           Deluxe Corp............................    338      13,145
           Devon Energy Corp......................    832      41,001
           Dillard's, Inc.--Class A...............    442      11,620
           Dollar General Corp....................  1,768      33,645
           Dominion Resources, Inc................  1,482      98,108
           Donnelley (R.R.) & Sons Co.............    598      16,475
           Dover Corp.............................  1,092      38,220
           Dow Chemical Co........................  4,862     167,156
           Dow Jones & Co., Inc...................    442      21,415
           DTE Energy Co..........................    858      38,301
           Du Pont (E.I.) de Nemours..............  5,304     235,499
           Duke Energy Corp.......................  4,446     138,270
           Dynegy, Inc.--Class A..................  1,924      13,853
           Eastman Chemical Co....................    416      19,510
           Eastman Kodak Co.......................  1,560      45,505
           Eaton Corp.............................    364      26,481
           Ecolab, Inc............................    702      32,453
           Edison International*..................  1,742      29,614
           El Paso Corp...........................  2,860      58,945
           Electronic Data Systems Corp...........  2,574      95,624
           Eli Lilly & Co.........................  6,006     338,738
           EMC Corp.*............................. 11,882      89,709
           Emerson Electric Co....................  2,262     121,040
           Engelhard Corp.........................    702      19,881
           EnPro Industries, Inc.*................    134         704
           Entergy Corp...........................  1,196      50,758
           EOG Resources, Inc.....................    624      24,773

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Equifax, Inc...........................    780 $    21,060
           Equity Office Properties Trust.........  2,236      67,303
           Equity Residential Properties Trust....  1,456      41,860
           Exelon Corp............................  1,716      89,747
           Exxon Mobil Corp....................... 36,270   1,484,168
           Family Dollar Stores, Inc..............    936      32,994
           Fannie Mae.............................  5,330     393,087
           Federated Department Stores, Inc.*.....  1,066      42,320
           FedEx Corp.............................  1,586      84,692
           Fifth Third Bancorp....................  3,146     209,681
           First Data Corp........................  4,082     151,850
           First Tennessee National Corp..........    676      25,891
           FirstEnergy Corp.......................  1,586      52,941
           Fiserv, Inc.*..........................  1,014      37,224
           Fleet Boston Financial Corp............  5,590     180,837
           Fluor Corp.............................    442      17,216
           Ford Motor Co..........................  9,698     155,168
           Forest Laboratories, Inc.*.............    962      68,110
           Fortune Brands, Inc....................    806      45,136
           FPL Group, Inc.........................    936      56,151
           Franklin Resources, Inc................  1,404      59,867
           Freddie Mac............................  3,718     227,542
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*..............................    780      13,923
           Gannett Co., Inc.......................  1,430     108,537
           Gap, Inc...............................  4,628      65,718
           Gateway, Inc.*.........................  1,742       7,734
           General Dynamics Corp..................  1,092     116,134
           General Electric Co.................... 53,170   1,544,588
           General Mills, Inc.....................  1,950      85,956
           General Motors Corp....................  2,990     159,816
           Genuine Parts Co.......................    936      32,639
           Genzyme Corp.--General Division*.......  1,144      22,011
           Georgia Pacific Corp...................  1,222      30,037
           Gillette Co............................  5,642     191,094
           Golden West Financial Corp.............    832      57,225
           Goodrich Corp..........................    546      14,917
           Goodyear Tire & Rubber Co..............    884      16,540
           Grainger (W.W.), Inc...................    494      24,749
           Great Lakes Chemical Corp..............    260       6,887
           Guidant Corp.*.........................  1,638      49,517
           Halliburton Co.........................  2,340      37,300
           Harley-Davidson, Inc...................  1,612      82,647
           Harrah's Entertainment, Inc.*..........    624      27,674
           Hartford Financial Services Group, Inc.  1,326      78,857
           Hasbro, Inc............................    936      12,692
           HCA, Inc...............................  2,756     130,910
           Health Management Associates, Inc.--
            Class A*..............................  1,300      26,195
           Healthsouth Corp.*.....................  2,106      26,936
           Heinz (H.J.) Co........................  1,872      76,939
           Hercules, Inc.*........................    572       6,635
           Hershey Foods Corp.....................    728      45,500
           Hewlett-Packard Co..................... 16,165     247,001
           Hilton Hotels Corp.....................  1,976      27,466
           Home Depot, Inc........................ 12,610     463,165
           Honeywell International, Inc...........  4,368     153,885
           Household International, Inc...........  2,444     121,467
           Humana, Inc.*..........................    910      14,223

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFunds VP Bull Plus                    Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Huntington Bancshares, Inc..............  1,326 $    25,751
          Illinois Tool Works, Inc................  1,638     111,875
          Imagistics International, Inc.*.........      1          21
          Immunex Corp.*..........................  2,964      66,216
          IMS Health, Inc.........................  1,534      27,535
          Inco, Ltd.*.............................    962      21,780
          Ingersoll-Rand Co.--Class A.............    910      41,551
          Intel Corp.............................. 35,776     653,629
          International Business Machines Corp....  9,152     658,945
          International Flavors & Fragrances, Inc.    494      16,050
          International Game Technology*..........    494      28,010
          International Paper Co..................  2,574     112,175
          Interpublic Group of Cos., Inc..........  2,054      50,857
          Intuit, Inc.*...........................  1,144      56,880
          ITT Industries, Inc.....................    494      34,876
          J.P. Morgan Chase & Co.................. 10,660     361,587
          Jabil Circuit, Inc.*....................  1,066      22,503
          JDS Uniphase Corp.*.....................  7,280      19,438
          Jefferson-Pilot Corp....................    806      37,882
          JM Smucker Co...........................    172       5,864
          John Hancock Financial Services, Inc....  1,586      55,827
          Johnson & Johnson....................... 16,120     842,430
          Johnson Controls, Inc...................    468      38,193
          Jones Apparel Group, Inc.*..............    676      25,350
          KB Home.................................    286      14,732
          Kellogg Co..............................  2,184      78,318
          Kerr-McGee Corp.........................    546      29,238
          KeyCorp.................................  2,288      62,462
          KeySpan Corp............................    754      28,388
          Kimberly-Clark Corp.....................  2,782     172,484
          Kinder Morgan, Inc......................    650      24,713
          King Pharmaceuticals, Inc.*.............  1,326      29,504
          KLA-Tencor Corp.*.......................  1,014      44,606
          Knight Ridder, Inc......................    442      27,824
          Kohls Corp.*............................  1,794     125,724
          Kroger Co.*.............................  4,238      84,336
          Leggett & Platt, Inc....................  1,040      24,336
          Lexmark International Group, Inc.*......    702      38,189
          Limited, Inc............................  2,782      59,257
          Lincoln National Corp...................    988      41,496
          Linear Technology Corp..................  1,690      53,117
          Liz Claiborne, Inc......................    572      18,190
          Lockheed Martin Corp....................  2,418     168,051
          Loews Corp..............................  1,014      53,732
          Louisiana-Pacific Corp..................    572       6,057
          Lowe's Cos., Inc........................  4,160     188,864
          LSI Logic Corp.*........................  1,976      17,290
          Lucent Technologies, Inc................ 18,330      30,428
          Manor Care, Inc.*.......................    546      12,558
          Marathon Oil Corp.......................  1,664      45,128
          Marriott International, Inc.--Class A...  1,300      49,466
          Marsh & McLennan Cos., Inc..............  1,456     140,650
          Marshall & Ilsley Corp..................  1,144      35,384
          Masco Corp..............................  2,600      70,486
          Mattel, Inc.............................  2,340      49,327
          Maxim Integrated Products, Inc.*........  1,716      65,774
          May Department Stores Co................  1,534      50,515
          Maytag Corp.............................    416      17,742
          MBIA, Inc...............................    780      44,093

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            MBNA Corp............................  4,550 $   150,469
            McDermott International, Inc.*.......    338       2,738
            McDonald's Corp......................  6,812     193,801
            McGraw-Hill Cos., Inc................  1,040      62,088
            McKesson Corp........................  1,534      50,162
            MeadWestvaco Corp....................  1,075      36,077
            MedImmune, Inc.*.....................  1,326      35,006
            Medtronic, Inc.......................  6,500     278,525
            Mellon Financial Corp................  2,366      74,363
            Merck & Co., Inc..................... 12,116     613,554
            Mercury Interactive Corp.*...........    442      10,148
            Meredith Corp........................    260       9,971
            Merrill Lynch & Co., Inc.............  5,104     206,712
            MetLife, Inc.........................  3,770     108,576
            MGIC Investment Corp.................    572      38,782
            Micron Technology, Inc.*.............  3,224      65,189
            Microsoft Corp.*..................... 28,964   1,584,332
            Millipore Corp.......................    260       8,315
            Mirant Corp.*........................  2,158      15,753
            Molex, Inc...........................  1,040      34,871
            Moody's Corp.........................    832      41,392
            Morgan Stanley Dean Witter & Co......  5,902     254,257
            Motorola, Inc........................ 12,142     175,088
            Mykrolis Corp.*......................    176       2,079
            Nabors Industries, Ltd.*.............    780      27,417
            National City Corp...................  3,250     108,063
            National Semiconductor Corp.*........    962      28,062
            Navistar International Corp..........    312       9,984
            NCR Corp.*...........................    520      17,992
            Network Appliance, Inc.*.............  1,794      22,317
            New York Times Co.--Class A..........    806      41,509
            Newell Rubbermaid, Inc...............  1,430      50,136
            Newmont Mining Corp..................  2,106      55,451
            Nextel Communications, Inc.--Class A*  4,368      14,021
            NICOR, Inc...........................    234      10,706
            Nike, Inc.--Class B..................  1,430      76,719
            NiSource, Inc........................  1,118      24,406
            Noble Corp.*.........................    728      28,101
            Nordstrom, Inc.......................    728      16,489
            Norfolk Southern Corp................  2,080      48,630
            Nortel Networks Corp.*............... 20,540      29,783
            Northern Trust Corp..................  1,196      52,696
            Northrop Grumman Corp................    598      74,750
            Novell, Inc.*........................  1,950       6,260
            Novellus Systems, Inc.*..............    780      26,520
            Nucor Corp...........................    416      27,056
            NVIDIA Corp.*........................    806      13,847
            Occidental Petroleum Corp............  2,002      60,040
            Office Depot, Inc.*..................  1,638      27,518
            Omnicom Group........................    988      45,250
            Oracle Corp.*........................ 29,380     278,229
            PACCAR, Inc..........................    624      27,699
            Pactiv Corp.*........................    858      20,421
            Pall Corp............................    650      13,488
            Palm, Inc.*..........................  3,094       5,445
            Parametric Technology Corp.*.........  1,404       5,025
            Parker Hannifin Corp.................    624      29,821
            Paychex, Inc.........................  2,002      62,643
            Penney (J.C.) Co.....................  1,430      31,489

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Peoples Energy Corp.....................    182 $     6,636
          PeopleSoft, Inc.*.......................  1,664      24,760
          PepsiCo, Inc............................  9,464     456,165
          PerkinElmer, Inc........................    676       7,470
          Pfizer, Inc............................. 33,410   1,169,349
          PG&E Corp.*.............................  2,080      37,211
          Pharmacia Corp..........................  6,916     259,004
          Phelps Dodge Corp.......................    468      19,282
          Philip Morris Cos., Inc................. 11,440     499,699
          Phillips Petroleum Co...................  2,054     120,940
          Pinnacle West Capital Corp..............    442      17,459
          Pitney Bowes, Inc.......................  1,300      51,636
          Placer Dome, Inc........................  1,768      19,819
          Plum Creek Timber Co., Inc..............    988      30,332
          PMC-Sierra, Inc.*.......................    884       8,195
          PNC Financial Services Group............  1,508      78,838
          Power-One, Inc.*........................    416       2,588
          PPG Industries, Inc.....................    910      56,329
          PPL Corp................................    780      25,802
          Praxair, Inc............................    884      50,361
          Procter & Gamble Co.....................  6,942     619,920
          Progress Energy, Inc....................  1,196      62,204
          Progressive Corp........................  1,170      67,685
          Providian Financial Corp................  1,534       9,020
          Public Service Enterprise Group, Inc....  1,092      47,284
          Pulte Homes, Inc........................    338      19,428
          QLogic Corp.*...........................    494      18,821
          Qualcomm, Inc.*.........................  4,108     112,929
          Quintiles Transnational Corp.*..........    624       7,794
          Qwest Communications International, Inc.  8,970      25,116
          RadioShack Corp.........................    936      28,136
          Rational Software Corp.*................  1,040       8,538
          Raytheon Co.............................  2,132      86,879
          Reebok International, Ltd.*.............    312       9,204
          Regions Financial Corp..................  1,222      42,953
          Reliant Energy, Inc.....................  1,612      27,243
          Robert Half International, Inc.*........    936      21,809
          Rockwell Collins, Inc...................    988      27,091
          Rockwell International Corp.............    988      19,740
          Rohm & Haas Co..........................  1,170      47,373
          Rowan Cos., Inc.........................    494      10,596
          Royal Dutch Petroleum Co.--ADR.......... 11,362     627,978
          Ryder System, Inc.......................    338       9,156
          Sabre Holdings Corp.*...................    780      27,924
          SAFECO Corp.............................    676      20,882
          Safeway, Inc.*..........................  2,574      75,135
          Sanmina-SCI Corp.*......................  2,808      17,718
          Sara Lee Corp...........................  4,186      86,399
          SBC Communications, Inc................. 17,862     544,791
          Schering-Plough Corp....................  7,852     193,159
          Schlumberger, Ltd.......................  3,094     143,871
          Schwab (Charles) Corp...................  7,332      82,119
          Scientific-Atlanta, Inc.................    832      13,686
          Sealed Air Corp.*.......................    442      17,799
          Sears, Roebuck & Co.....................  1,690      91,767
          Sempra Energy...........................  1,092      24,166
          Sherwin-Williams Co.....................    806      24,124
          Siebel Systems, Inc.*...................  2,522      35,863
          Sigma-Aldrich Corp......................    390      19,559

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Simon Property Group, Inc................    936 $    34,482
          Skyworks Solutions, Inc.*................    484       2,684
          SLM Corp.................................    832      80,621
          Snap-on, Inc.............................    312       9,263
          Solectron Corp.*.........................  4,394      27,023
          Southern Co..............................  3,770     103,298
          SouthTrust Corp..........................  1,846      48,218
          Southwest Airlines Co....................  4,134      66,805
          Sprint Corp. (FON Group).................  4,758      50,482
          Sprint Corp. (PCS Group)*................  5,304      23,709
          St. Jude Medical, Inc.*..................    468      34,562
          St. Paul Companies, Inc..................  1,118      43,513
          Stanley Works............................    468      19,193
          Staples, Inc.*...........................  2,496      49,171
          Starbucks Corp.*.........................  2,054      51,042
          Starwood Hotels & Resorts Worldwide, Inc.  1,066      35,061
          State Street Corp........................  1,742      77,867
          Stilwell Financial, Inc..................  1,196      21,767
          Stryker Corp.............................  1,066      57,042
          Sun Microsystems, Inc.*.................. 17,368      87,014
          Sunoco, Inc..............................    416      14,822
          SunTrust Banks, Inc......................  1,534     103,882
          SuperValu, Inc...........................    702      17,220
          Symbol Technologies, Inc.................  1,222      10,387
          Synovus Financial Corp...................  1,586      43,647
          Sysco Corp...............................  3,536      96,250
          T. Rowe Price Group, Inc.................    650      21,372
          Target Corp..............................  4,862     185,242
          TECO Energy, Inc.........................    832      20,592
          Tektronix, Inc.*.........................    494       9,243
          Tellabs, Inc.*...........................  2,210      13,702
          Temple-Inland, Inc.......................    286      16,548
          Tenet Healthcare Corp.*..................  1,742     124,640
          Teradyne, Inc.*..........................    988      23,218
          Texas Instruments, Inc...................  9,282     219,983
          Textron, Inc.............................    754      35,363
          The Pepsi Bottling Group, Inc............  1,508      46,446
          Thermo Electron Corp.*...................    910      15,015
          Thomas & Betts Corp......................    312       5,803
          Tiffany & Co.............................    780      27,456
          TJX Cos., Inc............................  2,886      56,594
          TMP Worldwide, Inc.*.....................    598      12,857
          Torchmark Corp...........................    650      24,830
          Toys R Us, Inc.*.........................  1,118      19,531
          Transocean Sedco Forex, Inc..............  1,716      53,453
          Tribune Co...............................  1,612      70,122
          TRW, Inc.................................    676      38,518
          Tupperware Corp..........................    312       6,486
          TXU Corp.................................  1,430      73,717
          Tyco International, Ltd.................. 10,686     144,368
          U.S. Bancorp............................. 10,218     238,590
          Unilever NV--ADR.........................  3,068     198,806
          Union Pacific Corp.......................  1,352      85,556
          Union Planters Corp......................  1,092      35,348
          Unisys Corp.*............................  1,716      15,444
          United States Steel Corp.................    546      10,860
          United Technologies Corp.................  2,522     171,244
          UnitedHealth Group, Inc..................  1,638     149,958
          Univision Communications, Inc.--Class A*.  1,222      38,371

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002

             Common Stocks, continued
                                              Shares       Value
                                             ---------- -----------
            Unocal Corp.....................      1,300 $    48,022
            UnumProvident Corp..............      1,300      33,085
            UST, Inc........................        910      30,940
            Veritas Software Corp.*.........      2,184      43,221
            Verizon Communications, Inc.....     14,560     584,583
            VF Corp.........................        598      23,448
            Viacom, Inc.--Class B*..........      9,464     419,917
            Visteon Corp....................        702       9,968
            Vitesse Semiconductor Corp.*....      1,066       3,315
            Vulcan Materials Co.............        546      23,915
            Wachovia Corp...................      7,332     279,936
            Wal-Mart Stores, Inc............     23,790   1,308,688
            Walgreen Co.....................      5,486     211,924
            Walt Disney Co..................     10,920     206,388
            Washington Mutual, Inc..........      5,200     192,972
            Waste Management, Inc...........      3,302      86,017
            Waters Corp.*...................        702      18,743
            Watson Pharmaceuticals, Inc.*...        572      14,454
            Wellpoint Health Networks, Inc.*        780      60,692
            Wells Fargo & Co................      9,152     458,149
            Wendy's International, Inc......        624      24,854
            Weyerhaeuser Co.................      1,170      74,705
            Whirlpool Corp..................        364      23,791
            Williams Cos., Inc..............      2,756      16,508
            Winn-Dixie Stores, Inc..........        754      11,755
            Worthington Industries, Inc.....        468       8,471
            Wrigley (WM.) JR Co.............      1,196      66,199
            Wyeth...........................      7,098     363,418
            Xcel Energy, Inc................      2,106      35,318
            Xerox Corp......................      3,848      26,821
            Xilinx, Inc.*...................      1,794      40,239
            XL Capital, Ltd.--Class A.......        728      61,662
            Yahoo!, Inc.*...................      3,198      47,202
            YUM! Brands, Inc.*..............      1,586      46,391
            Zimmer Holdings, Inc.*..........      1,040      37,086
            Zions Bancorp...................        494      25,737
                                                        -----------
            TOTAL COMMON STOCKS.............             48,592,945
                                                        -----------
             Options Purchased (3.0%)
                                             Contracts
                                             ----------
            S&P 500 Call Option expiring
             August 2002 @ $650.............         20   1,700,000
                                                        -----------
            TOTAL OPTIONS PURCHASED.........              1,700,000
                                                        -----------
             Federal Home Loan Bank (2.9%)
                                             Principal
                                              Amount
                                             ----------
            Federal Home Loan Bank,
             1.35%, 07/01/02................ $1,630,000   1,629,817
                                                        -----------
            TOTAL FEDERAL HOME LOAN BANK....              1,629,817
                                                        -----------

         Repurchase Agreement (5.6%)
                                                  Principal
                                                   Amount       Value
                                                  ---------- -----------
        State Street Bank, 1.60%, 07/01/02, dated
         06/28/02, with maturity value
         $3,162,422 (Fully collateralized by
         various U.S. Government Securities)..... $3,162,000 $ 3,162,000
                                                             -----------
        TOTAL REPURCHASE AGREEMENT...............              3,162,000
                                                             -----------
        TOTAL INVESTMENTS
         (Cost $53,399,863)/(a)/--(98.3%)........             55,084,762
        Other assets in excess of liabilities--
         (1.7%)..................................                978,614
                                                             -----------
        NET ASSETS--(100.0%).....................            $56,063,376
                                                             ===========

          Futures Contracts Sold
                                                            Unrealized
                                                 Contracts     Loss
                                                 --------- -----------
         S&P 500 Future Contract expiring
          September 2002 (Underlying face
          amount at value $31,185,000)..........    126    $  (689,580)
          Futures Contracts Purchased
                                                            Unrealized
                                                               Gain
                                                           -----------
         E-Mini S&P 500 Future Contract expiring
          September 2002 (Underlying face
          amount at value $198,000).............      4    $     4,660

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $ 3,866,928
                    Unrealized depreciation....  (2,182,029)
                                                -----------
                    Net unrealized appreciation $ 1,684,899
                                                ===========

ADR--American Depositary Receipt.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bull Plus                     Investments
             (Unaudited)                            June 30, 2002


The ProFund VP Bull Plus' investment concentration based on net assets, by industry, as of June 30, 2002 was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.5%
                     Agriculture...................... 0.9%
                     Airlines......................... 0.2%
                     Apparel.......................... 0.3%
                     Auto Manufacturers............... 0.6%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 7.2%
                     Beverages........................ 2.8%
                     Biotechnology.................... 0.7%
                     Building Materials............... 0.2%
                     Chemicals........................ 1.4%
                     Commercial Services.............. 0.9%
                     Computers........................ 3.2%
                     Cosmetics/Personal Care.......... 2.2%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 5.4%
                     Electric......................... 2.4%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.5%
                     Entertainment.................... 0.1%
                     Environmental Control............ 0.2%
                     Food............................. 2.1%
                     Forest & Paper Products.......... 0.5%
                     Health Care...................... 3.9%

                       Home Builders...............  0.1%
                       Home Furnishings............  0.1%
                       Household Products..........  0.3%
                       Insurance...................  4.2%
                       Internet....................  0.3%
                       Iron/Steel..................  0.1%
                       Leisure Time................  0.4%
                       Lodging.....................  0.2%
                       Machinery & Equipment.......  0.5%
                       Manufacturing...............  4.5%
                       Media.......................  2.8%
                       Mining......................  0.7%
                       Office/Business Equipment...  0.1%
                       Oil & Gas...................  6.7%
                       Packaging & Containers......  0.1%
                       Pharmaceuticals.............  7.0%
                       Pipelines...................  0.1%
                       Real Estate Investment Trust  0.3%
                       Retail......................  6.8%
                       Semiconductors..............  2.9%
                       Software....................  4.5%
                       Telecommunications..........  5.3%
                       Textiles....................  0.1%
                       Toys/Games/Hobbies..........  0.1%
                       Transportation..............  0.6%
                       Other....................... 11.5%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus
(Unaudited)

       Statement of Assets and Liabilities
                                                           June 30, 2002
      Assets:
        Investments, at value (cost $50,237,863)........... $ 51,922,762
        Repurchase agreements, at amortized cost...........    3,162,000
                                                            ------------
         Total Investments.................................   55,084,762
        Cash...............................................    1,161,753
        Dividends and interest receivable..................       56,318
        Prepaid expenses...................................          850
                                                            ------------
         Total Assets......................................   56,303,683
                                                            ------------
      Liabilities:
        Variation margin on futures contracts..............       74,200
        Advisory fees payable..............................       31,427
        Management services fees payable...................        1,067
        Administration fees payable........................        2,291
        Administrative services fees payable...............       66,763
        Distribution fees payable..........................       37,366
        Other accrued expenses.............................       27,193
                                                            ------------
         Total Liabilities.................................      240,307
                                                            ------------
      Net Assets........................................... $ 56,063,376
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 90,654,032
        Accumulated net investment loss....................     (194,913)
        Accumulated net realized losses on investments and
         futures contracts.................................  (35,395,722)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................      999,979
                                                            ------------
      Net Assets........................................... $ 56,063,376
                                                            ============
        Shares of Beneficial Interest Outstanding..........    3,135,705
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      17.88
                                                            ============

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Dividends............................................ $    443,379
       Interest.............................................       19,849
                                                             ------------
        Total Income........................................      463,228
                                                             ------------
     Expenses:
       Advisory fees........................................      248,479
       Management services fees.............................       49,696
       Administration fees..................................       15,664
       Administrative services fees.........................      122,662
       Distribution fees....................................       82,826
       Custody fees.........................................       45,610
       Fund accounting fees.................................       27,717
       Transfer agent fees..................................       31,093
       Other fees...........................................       45,830
                                                             ------------
        Total Expenses before waivers.......................      669,577
        Less Expenses waived by the Investment
         Advisor............................................      (11,436)
                                                             ------------
        Net Expenses........................................      658,141
                                                             ------------
     Net Investment Loss....................................     (194,913)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments...................  (21,587,033)
       Net realized gains on futures contracts..............    8,687,301
       Net change in unrealized appreciation/(depreciation)
        on investments and futures contracts................   (5,891,806)
                                                             ------------
        Net realized and unrealized losses on investments
         and futures contracts..............................  (18,791,538)
                                                             ------------
     Change in Net Assets Resulting from Operations......... $(18,986,451)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus


 Statements of Changes in Net Assets
                                                                                      For the period
                                                                      For the      January 22, 2001/(a)/
                                                                  six months ended       through
                                                                   June 30, 2002    December 31, 2001
                                                                  ---------------- --------------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment loss.............................................  $    (194,913)     $    (240,155)
 Net realized losses on investments..............................    (21,587,033)       (26,114,780)
 Net realized gains on futures contracts.........................      8,687,301          3,618,790
 Net change in unrealized appreciation/(depreciation) on
   investments and futures contracts.............................     (5,891,806)         6,891,785
                                                                   -------------      -------------
 Change in net assets resulting from operations..................    (18,986,451)       (15,844,360)
                                                                   -------------      -------------
Capital Transactions:
 Proceeds from shares issued.....................................    746,924,938        634,925,338
 Cost of shares redeemed.........................................   (736,060,963)      (554,895,126)
                                                                   -------------      -------------
 Change in net assets resulting from capital transactions........     10,863,975         80,030,212
                                                                   -------------      -------------
 Change in net assets............................................     (8,122,476)        64,185,852
Net Assets:
 Beginning of period.............................................     64,185,852                 --
                                                                   -------------      -------------
 End of period...................................................  $  56,063,376      $  64,185,852
                                                                   =============      =============
Share Transactions:
 Issued..........................................................     34,397,184         26,514,721
 Redeemed........................................................    (34,088,265)       (23,687,935)
                                                                   -------------      -------------
 Change in shares................................................        308,919          2,826,786
                                                                   =============      =============

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                          For the period
                                                                       For the         January 22, 2001/(a)/
                                                                   six months ended          through
                                                                    June 30, 2002       December 31, 2001
                                                                  ----------------     --------------------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period.............................   $     22.71            $     30.00
                                                                    -----------            -----------
 Net investment loss.............................................         (0.06)/(b)/            (0.09)/(b)/
 Net realized and unrealized losses on investments and futures
   contracts.....................................................         (4.77)                 (7.20)
                                                                    -----------            -----------
 Total loss from investment activities...........................         (4.83)                 (7.29)
                                                                    -----------            -----------
Net Asset Value, End of Period...................................   $     17.88            $     22.71
                                                                    ===========            ===========
Total Return.....................................................        (21.27)%/(c)/          (24.30)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period........................................   $56,063,376            $64,185,852
Ratio of expenses to average net assets..........................          1.98%/(d)/             1.94%/(d)/
Ratio of net investment loss to average net assets...............         (0.59)%/(d)/           (0.42)%/(d)/
Ratio of expenses to average net assets*.........................          2.01%/(d)/             1.94%/(d)/
Portfolio turnover...............................................           573%                   682%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002


           Common Stocks (82.0%)
                                                       Shares  Value
                                                       ------ -------
          3Com Corp.*................................. 1,178  $ 5,183
          99 Cents Only Stores*.......................   217    5,566
          Abercrombie & Fitch Co.--Class A*...........   341    8,225
          Activision, Inc.*...........................   217    6,306
          Acxiom Corp.*...............................   279    4,880
          ADTRAN, Inc.*...............................   124    2,356
          Advanced Fibre Communications, Inc.*........   279    4,615
          AdvancePCS*.................................   310    7,421
          Advent Software, Inc.*......................   124    3,187
          Affiliated Computer Services, Inc.--Class A*   434   20,606
          AGCO Corp...................................   248    4,836
          AGL Resources, Inc..........................   186    4,315
          Airborne, Inc...............................   155    2,976
          Airgas, Inc.*...............................   217    3,754
          AK Steel Holding Corp.......................   372    4,766
          Alaska Air Group, Inc.*.....................    93    2,427
          Albany International Corp.--Class A.........    93    2,503
          Albemarle Corp..............................   124    3,813
          Alexander & Baldwin, Inc....................   124    3,166
          ALLETE, Inc.................................   279    7,561
          Alliant Energy Corp.........................   310    7,967
          Allmerica Financial Corp....................   186    8,593
          American Eagle Outfitters, Inc.*............   248    5,243
          American Financial Group, Inc...............   217    5,186
          American Water Works Co., Inc...............   341   14,735
          AmeriCredit Corp.*..........................   279    7,826
          Amerus Group Co.............................    72    2,671
          Ametek, Inc.................................   124    4,619
          Apogent Technologies, Inc.*.................   341    7,014
          Apria Healthcare Group, Inc.*...............   186    4,166
          Aquilla, Inc................................   465    3,720
          Arch Coal, Inc..............................   186    4,224
          Arrow Electronics, Inc.*....................   341    7,076
          Arthur J. Gallagher & Co....................   279    9,667
          ArvinMeritor, Inc...........................   217    5,208
          Ascential Software Corp.*...................   837    2,335
          Associated Banc-Corp........................   248    9,352
          Astoria Financial Corp......................   310    9,936
          Atlas Air, Inc.*............................   124      459
          Atmel Corp.*................................ 1,550    9,703
          Avnet, Inc..................................   403    8,862
          Avocent Corp.*..............................   155    2,468
          Bandag, Inc.................................    62    1,756
          Bank of Hawaii Corp.........................   248    6,944
          Banknorth Group, Inc........................   496   12,906
          Banta Corp..................................    93    3,339
          Barnes & Noble, Inc.*.......................   217    5,735
          Barr Laboratories, Inc.*....................   155    9,847
          Beckman Coulter, Inc........................   217   10,828
          Belo (A.H.) Corp.--Class A..................   372    8,411
          BJ's Wholesale Club, Inc.*..................   248    9,548
          Black Hills Corp............................    93    3,219
          Blyth, Inc..................................   155    4,839
          Bob Evans Farms, Inc........................   124    3,904
          Borders Group, Inc.*........................   279    5,134
          BorgWarner, Inc.............................    93    5,372
          Bowater, Inc................................   186   10,113
          Brinker International, Inc.*................   310    9,843
          Broadwing, Inc.*............................   713    1,854

                 Common Stocks, continued
                                                 Shares  Value
                                                 ------ -------
                C.H. Robinson Worldwide, Inc....  279   $ 9,355
                Cabot Corp......................  217     6,216
                Cabot Microelectronics Corp.*...   93     4,014
                Cadence Design Systems, Inc.*...  837    13,492
                Callaway Golf Co................  248     3,928
                Carlisle Companies, Inc.........   93     4,183
                Carpenter Technology Corp.......   62     1,786
                Catalina Marketing Corp.*.......  186     5,249
                CBRL Group, Inc.................  186     5,677
                CDW Computer Centers, Inc.*.....  279    13,059
                Ceridian Corp.*.................  496     9,414
                Certegy, Inc.*..................  217     8,053
                CheckFree Holdings Corp.*.......  248     3,879
                Choicepoint, Inc.*..............  279    12,687
                Church & Dwight, Inc............  124     3,885
                Cirrus Logic, Inc.*.............  279     2,090
                City National Corp..............  155     8,331
                Claire's Stores, Inc............  155     3,550
                Clayton Homes, Inc..............  465     7,347
                CLECO Corp......................  155     3,395
                CNF, Inc........................  155     5,887
                Coach, Inc.*....................  155     8,510
                Colonial BancGroup, Inc.........  403     6,045
                Commerce Bancorp, Inc...........  217     9,591
                Commscope, Inc.*................  217     2,713
                Compass Bancshares, Inc.........  434    14,582
                Conectiv, Inc...................  279     7,201
                Constellation Brands, Inc.*.....  310     9,920
                Cooper Cameron Corp.*...........  186     9,006
                Copart, Inc.*...................  310     5,031
                Covance, Inc.*..................  217     4,069
                Credence Systems Corp.*.........  186     3,305
                Cree Research, Inc.*............  248     3,281
                Crompton Corp...................  372     4,743
                CSG Systems International, Inc.*  186     3,560
                Cypress Semiconductor Corp.*....  403     6,118
                Cytec Industries, Inc.*.........  124     3,899
                CYTYC Corp.*....................  403     3,071
                D.R. Horton, Inc................  496    12,911
                Dean Foods Co.*.................  310    11,563
                DENTSPLY International, Inc.....  248     9,154
                DeVRY, Inc.*....................  217     4,956
                Dial Corp.......................  310     6,206
                Diebold, Inc....................  248     9,236
                Dole Food Co., Inc..............  186     5,366
                Dollar Tree Stores, Inc.*.......  372    14,660
                Donaldson Company, Inc..........  155     5,431
                DPL, Inc........................  434    11,478
                DQE, Inc........................  186     2,604
                Dreyer's Grand Ice Cream, Inc...  124     8,506
                DST Systems, Inc.*..............  403    18,421
                Dun & Bradstreet Corp.*.........  248     8,196
                Dycom Industries, Inc.*.........  155     1,812
                Eaton Vance Corp................  217     6,770
                Education Management Corp.*.....  124     5,051
                Edwards (A.G.), Inc.............  279    10,845
                Edwards Lifesciences Corp.*.....  186     4,315
                EGL, Inc.*......................  155     2,629
                Electronic Arts, Inc.*..........  465    30,714

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                       Shares  Value
                                                       ------ -------
          Emmis Communications Corp.*.................   186  $ 3,941
          Energizer Holdings, Inc.*...................   310    8,500
          Energy East Corp............................   372    8,407
          Ensco International, Inc....................   434   11,831
          Entercom Communications Corp.*..............   155    7,115
          Equitable Resources, Inc....................   217    7,443
          ETRADE Group, Inc.*......................... 1,178    6,432
          Everest Re Group, Ltd.......................   155    8,672
          Expeditors International of Washington, Inc.   372   12,335
          Express Scripts, Inc.--Class A*.............   279   13,981
          Extended Stay America, Inc.*................   310    5,028
          Fairchild Semiconductor International, Inc.*   372    9,040
          Fastenal Co.................................   248    9,551
          Federal Signal Corp.........................   155    3,720
          FEI Co.*....................................    93    2,279
          Ferro Corp..................................   124    3,739
          Fidelity National Financial, Inc............   310    9,796
          First Health Group Corp.*...................   341    9,561
          First Virginia Banks, Inc...................   155    8,311
          FirstMerit Corp.............................   279    7,695
          Flowserve Corp.*............................   186    5,543
          FMC Corp.*..................................   124    3,741
          FMC Technologies, Inc.*.....................   217    4,505
          Forest Oil Corp.*...........................   155    4,407
          Fuller (H. B.) Co...........................    93    2,724
          Furniture Brands International, Inc.*.......   186    5,626
          Gartner Group, Inc.--Class B*...............   279    2,623
          GATX Corp...................................   155    4,666
          Gentex Corp.*...............................   248    6,813
          Gilead Sciences, Inc.*......................   651   21,405
          Glatfelter (P.H.) Co........................   155    2,914
          Golden State Bancorp, Inc...................   465   16,856
          GrafTech International, Ltd.*...............   186    2,288
          Granite Construction, Inc...................   124    3,137
          Grant Prideco, Inc.*........................   372    5,059
          Great Plains Energy, Inc....................   217    4,416
          Greater Bay Bancorp.........................   155    4,768
          GreenPoint Financial Corp...................   341   16,743
          GTECH Holdings Corp.*.......................   186    4,750
          Hanover Compressor Co.*.....................   217    2,930
          Harris Corp.................................   217    7,863
          Harsco Corp.................................   124    4,650
          Harte-Hanks, Inc............................   390    8,014
          Hawaiian Electric Industries, Inc...........   124    5,276
          HCC Insurance Holdings, Inc.................   217    5,718
          Health Net, Inc.*...........................   403   10,788
          Helmerich & Payne, Inc......................   155    5,537
          Henry (Jack) & Associates, Inc..............   310    5,174
          Henry Schein, Inc.*.........................   155    6,898
          Herman Miller, Inc..........................   248    5,034
          Hibernia Corp...............................   527   10,429
          Hillenbrand Industries, Inc.................   217   12,185
          Hispanic Broadcasting Corp.--Class A*.......   372    9,709
          HON Industries, Inc.........................   186    5,063
          Horace Mann Educators Corp..................   124    2,315
          Hormel Foods Corp...........................   465   11,132
          Hospitality Properties Trust................   217    7,921
          Hubbell, Inc.--Class B......................   186    6,352
          ICN Pharmaceuticals, Inc....................   279    6,755

                Common Stocks, continued
                                                   Shares  Value
                                                   ------ -------
               IDACORP, Inc.......................  124   $ 3,435
               IDEC Pharmaceuticals Corp.*........  496    17,582
               Imation Corp.*.....................  124     3,690
               IMC Global, Inc....................  372     4,650
               Incyte Genomics, Inc.*.............  217     1,578
               Independence Community Bank Corp...  186     5,344
               IndyMac Bancorp, Inc.*.............  186     4,218
               InFocus Corp.*.....................  124     1,461
               Integrated Device Technology, Inc.*  341     6,186
               International Rectifier Corp.*.....  217     6,326
               International Speedway Corp........  186     7,459
               Internet Security Systems, Inc.*...  155     2,034
               Intersil Corp.--Class A*...........  465     9,941
               Interstate Bakeries Corp...........  155     4,476
               Investment Technology Group, Inc.*.  155     5,069
               Investors Financial Services Corp..  217     7,278
               IVAX Corp.*........................  651     7,031
               J.B. Hunt Transport Services, Inc.*  124     3,660
               Jacobs Engineering Group, Inc.*....  186     6,469
               JM Smucker Co......................  155     5,290
               Kaydon Corp........................   93     2,196
               Keane, Inc.*.......................  248     3,075
               Kelly Services, Inc.--Class A......  124     3,349
               KEMET Corp.*.......................  279     4,983
               Kennametal, Inc....................  124     4,538
               Korn/Ferry International*..........  124     1,128
               L-3 Communications Holdings, Inc.*.  248    13,392
               LaBranche & Co., Inc.*.............  186     4,259
               Lam Research Corp.*................  434     7,803
               Lancaster Colony Corp..............  124     4,422
               Lattice Semiconductor Corp.*.......  372     3,251
               Lear Corp.*........................  217    10,036
               Lee Enterprises, Inc...............  155     5,425
               Legato Systems, Inc.*..............  372     1,339
               Legg Mason, Inc....................  217    10,707
               Lennar Corp........................  217    13,280
               Leucadia National Corp.............  186     5,889
               LifePoint Hospitals, Inc.*.........  124     4,502
               Lincare Holdings, Inc.*............  372    12,016
               Longs Drug Stores Corp.............  124     3,508
               Longview Fibre Co..................  155     1,460
               LTX Corp.*.........................  155     2,213
               Lubrizol Corp......................  155     5,193
               Lyondell Chemical Co...............  403     6,085
               M&T Bank Corp......................  310    26,585
               Macromedia, Inc.*..................  186     1,650
               Macrovision Corp.*.................  155     2,032
               Mandalay Resort Group*.............  217     5,983
               Manpower, Inc......................  248     9,113
               Martin Marietta Materials..........  155     6,045
               McCormick & Company, Inc...........  465    11,974
               McDATA Corp.--Class A*.............  372     3,277
               MDU Resources Group, Inc...........  248     6,520
               Media General, Inc.--Class A.......   62     3,720
               Mentor Graphics Corp.*.............  217     3,086
               Mercantile Bankshares Corp.........  217     8,904
               Metris Cos., Inc...................  217     1,803
               Michaels Stores, Inc.*.............  217     8,463
               Micrel, Inc.*......................  310     4,458

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002

                Common Stocks, continued
                                                   Shares  Value
                                                   ------ -------
               Microchip Technology, Inc.*........  651   $17,856
               Millennium Pharmaceuticals, Inc.*..  930    11,300
               Minerals Technologies, Inc.........   62     3,058
               MIPS Technologies, Inc.--Class B*..  124       691
               Modine Manufacturing Co............  124     3,048
               Mohawk Industries, Inc.*...........  217    13,352
               MONY Group, Inc....................  155     5,272
               MPS Group, Inc.*...................  341     2,899
               Murphy Oil Corp....................  155    12,787
               Mylan Laboratories, Inc............  403    12,634
               National Commerce Financial Corp...  682    17,936
               National Fuel Gas Co...............  279     6,280
               National Instruments Corp.*........  186     6,056
               National-Oilwell, Inc.*............  279     5,873
               NCO Group, Inc.*...................   93     2,026
               Neiman Marcus Group, Inc.--Class A*  155     5,379
               Network Associates, Inc.*..........  496     9,558
               Neuberger Berman, Inc..............  248     9,077
               New Plan Excel Realty Trust, Inc...  310     6,457
               New York Community Bancorp.........  341     9,241
               Newport Corp.......................  124     1,942
               Noble Energy, Inc..................  186     6,705
               Nordson Corp.......................  124     3,058
               North Fork Bancorp, Inc............  558    22,213
               Northeast Utilities System.........  465     8,747
               NSTAR..............................  186     8,329
               Ocean Energy, Inc..................  589    12,764
               OGE Energy Corp....................  248     5,669
               Ohio Casualty Corp.*...............  186     3,887
               Old Republic International Corp....  403    12,695
               Olin Corp..........................  155     3,433
               Omnicare, Inc......................  310     8,141
               ONEOK, Inc.........................  186     4,083
               Outback Steakhouse, Inc.*..........  248     8,705
               Oxford Health Plans, Inc.*.........  279    12,962
               PacifiCare Health Systems, Inc. *..  124     3,373
               Packaging Corporation of America *.  341     6,782
               Papa John's International, Inc.*...   62     2,070
               Park Place Entertainment Corp.*....  992    10,168
               Patterson Dental Co. *.............  217    10,922
               Patterson-UTI Energy, Inc. *.......  248     7,001
               Payless ShoeSource, Inc.*..........   62     3,574
               Pennzoil-Quaker State Co...........  279     6,007
               Pentair, Inc.......................  155     7,452
               PepsiAmericas, Inc.................  527     7,873
               Perrigo Co.*.......................  248     3,224
               Pioneer Natural Resources Co.*.....  372     9,691
               Pittston Brink's Group.............  186     4,464
               Plantronics, Inc.*.................  155     2,947
               Plexus Corp.*......................  124     2,244
               PMI Group, Inc.....................  245     9,359
               PNM Resources, Inc.................  124     3,001
               Polycom, Inc.*.....................  341     4,089
               Potlatch Corp......................   93     3,164
               Potomac Electric Power Co..........  341     7,325
               Powerwave Technologies, Inc.*......  217     1,988
               Precision Castparts Corp...........  186     6,138
               Price Communications Corp.*........  186     2,976
               Pride International, Inc.*.........  434     6,796

            Common Stock, continued
                                                       Shares  Value
                                                       ------ -------
           Protective Life Corp.......................  217   $ 7,183
           Protein Design Labs, Inc.*.................  279     3,030
           Provident Financial Group, Inc.............  155     4,497
           Puget Energy, Inc..........................  279     5,761
           Quanta Services, Inc.*.....................  217     2,142
           Quantum Corp.--DLT & Storage Systems Group*  527     2,213
           Quest Diagnostics, Inc.*...................  310    26,675
           Questar Corp...............................  279     6,891
           R.J. Reynolds Tobacco Holdings.............  310    16,663
           Radian Group, Inc..........................  310    15,143
           Rayonier, Inc..............................   93     4,569
           Reader's Digest Association, Inc...........  341     6,387
           Republic Services, Inc.*...................  558    10,641
           Retek, Inc.*...............................  186     4,520
           Reynolds & Reynolds Co.....................  217     6,065
           RF Micro Devices, Inc.*....................  558     4,252
           Rollins, Inc...............................   93     1,892
           Roslyn Bancorp, Inc........................  279     6,091
           Ross Stores, Inc...........................  248    10,106
           RPM, Inc...................................  372     5,673
           RSA Security, Inc.*........................  186       895
           Ruddick Corp...............................  155     2,629
           Saks, Inc.*................................  465     5,971
           Sandisk Corp.*.............................  217     2,691
           SCANA Corp.................................  341    10,527
           Scholastic Corp.*..........................  124     4,700
           Schulman (A.), Inc.........................   93     1,995
           SEI Investments Co.........................  372    10,479
           Semtech Corp.*.............................  248     6,622
           Sensient Technologies Corp.................  155     3,528
           Sepracor, Inc.*............................  279     2,664
           Sequa Corp.--Class A*......................   31     2,027
           Sierra Pacific Resources...................  341     2,660
           Silicon Valley Bancshares*.................  155     4,086
           Six Flags, Inc.*...........................  310     4,480
           Smith International, Inc.*.................  155    10,569
           Smithfield Foods, Inc.*....................  372     6,901
           Solutia, Inc...............................  341     2,394
           Sonoco Products Co.........................  310     8,780
           Sotheby's Holdings, Inc.--Class A*.........  217     3,092
           Sovereign Bancorp, Inc.....................  868    12,977
           SPX Corp.*.................................  124    14,570
           StanCorp Financial Group, Inc..............   93     5,162
           STERIS Corp.*..............................  217     4,147
           Stewart & Stevenson Services, Inc..........   93     1,650
           Storage Technology Corp.*..................  341     5,446
           SunGard Data Systems, Inc.*................  930    24,627
           Superior Industries International, Inc.....   93     4,301
           Swift Transportation Co., Inc.*............  279     6,501
           Sybase, Inc.*..............................  341     3,598
           Sykes Enterprises, Inc.*...................  124       953
           Sylvan Learning Systems, Inc.*.............  124     2,473
           Symantec Corp.*............................  465    15,274
           Synopsys, Inc.*............................  248    13,593
           TCF Financial Corp.........................  248    12,177
           Tech Data Corp.*...........................  186     7,040
           Tecumseh Products Co.......................   62     3,291
           Teleflex, Inc..............................  124     7,087
           Telephone & Data Systems, Inc..............  186    11,261

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002

         Common Stocks, continued
                                                   Shares       Value
                                                  ---------- ----------
        The Cheesecake Factory, Inc.*............        155 $    5,499
        Tidewater, Inc...........................        186      6,123
        Timberland Co.--Class A*.................        124      4,442
        Titan Corp.*.............................        248      4,536
        Tootsie Roll Industries, Inc.............        186      7,172
        Transaction Systems Architects, Inc.*....        124      1,458
        Triad Hospitals, Inc.*...................        248     10,510
        Trigon Healthcare, Inc.*.................        124     12,472
        Trinity Industries, Inc..................        155      3,212
        TriQuint Semiconductor, Inc.*............        434      2,782
        Tyson Foods, Inc.--Class A...............      1,178     18,271
        Unifi, Inc.*.............................        186      2,027
        United Rentals, Inc.*....................        248      5,406
        Unitrin, Inc.............................        217      7,762
        Universal Corp...........................         93      3,413
        Universal Health Services, Inc.--Class B*        186      9,114
        Valassis Communications, Inc.*...........        186      6,789
        Valero Energy Corp.......................        341     12,760
        Valspar Corp.............................        155      6,996
        Varco International, Inc.*...............        310      5,437
        Varian Medical Systems, Inc.*............        217      8,799
        Vectren Corp.............................        217      5,447
        Vertex Pharmaceuticals, Inc.*............        248      4,037
        Viad Corp................................        310      8,060
        Vishay Intertechnology, Inc.*............        527     11,594
        VISX, Inc.*..............................        186      2,027
        Waddell & Reed Financial, Inc............        279      6,395
        Wallace Computer Services, Inc...........        124      2,666
        Washington Post Co.--Class B.............         31     16,895
        Wausau-Mosinee Paper Corp................        186      2,241
        Weatherford International, Ltd.*.........        403     17,409
        Webster Financial Corp...................        155      5,927
        Westamerica Bancorporation...............        124      4,905
        Westar Energy, Inc.......................        248      3,807
        Western Gas Resources, Inc...............        124      4,638
        Westwood One, Inc.*......................        341     11,396
        WGL Holdings, Inc........................        155      4,015
        Whole Foods Market, Inc.*................        186      8,969
        Williams-Sonoma, Inc.*...................        372     11,405
        Wilmington Trust Corp....................        165      5,033
        Wind River Systems, Inc.*................        248      1,242
        Wisconsin Energy Corp....................        372      9,400
        WPS Resources Corp.......................         93      3,797
        York International Corp..................        124      4,190
                                                             ----------
        TOTAL COMMON STOCKS......................             2,686,401
                                                             ----------
         Federal Home Loan Bank (37.0%)
                                                  Principal
                                                   Amount
                                                  ----------
        Federal Home Loan Bank,
         1.35%, 07/01/02......................... $1,213,000  1,212,864
                                                             ----------
        TOTAL FEDERAL HOME LOAN BANK.............             1,212,864
                                                             ----------
        TOTAL INVESTMENTS
         (Cost $3,822,584)/(a)/--(119.0%)........             3,899,265
        Liablities in excess of other
         assets--(-19.0%)........................              (622,732)
                                                             ----------
        NET ASSETS--(100.0%).....................            $3,276,533
                                                             ==========

             Futures Contracts Purchased
                                                          Unrealized
                                                Contracts    Loss
                                                --------- ----------
            S&P Mini MidCap 400 Future Contract
             expiring September 2002
             (Underlying face amount at value
             $146,850).........................     3      $(1,085)

------
*Non-income producing security.
/(a)/Representscost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 86,770
                     Unrealized depreciation....  (10,089)
                                                 --------
                     Net unrealized appreciation $ 76,681
                                                 ========

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraMid-Cap                  Investments
             (Unaudited)                            June 30, 2002


The Profund VP UltraMid-Cap's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:


                    Advertising......................  0.4%
                    Aerospace/Defense................  0.6%
                    Agriculture......................  0.6%
                    Airlines.........................  0.1%
                    Apparel..........................  0.5%
                    Auto Parts & Equipment...........  0.9%
                    Banks............................  9.1%
                    Beverages........................  0.5%
                    Biotechnology....................  1.0%
                    Building Materials...............  0.3%
                    Chemicals........................  2.2%
                    Coal.............................  0.1%
                    Commercial Services..............  2.3%
                    Computers........................  4.1%
                    Distribution/Wholesale...........  0.5%
                    Diversified Financial Services...  1.9%
                    Electric.........................  4.4%
                    Electrical Components & Equipment  0.5%
                    Electronics......................  1.3%
                    Engineering & Construction.......  0.3%
                    Entertainment....................  0.6%
                    Environmental Control............  0.3%
                    Food.............................  3.2%
                    Forest & Paper Products..........  0.7%
                    Health Care......................  2.4%
                    Health Care-Services.............  3.4%
                    Home Builders....................  1.0%
                    Home Furnishings.................  0.3%
                    Household Products...............  0.7%
                    Insurance........................  3.8%
                    Internet.........................  1.6%
                    Iron/Steel.......................  0.2%
                    Leisure Time.....................  0.1%
                    Lodging..........................  0.6%
                    Machinery & Equipment............  1.2%
                    Manufacturing....................  1.8%
                    Media............................  2.4%
                    Metals...........................  0.3%
                    Office/Business Equipment........  0.3%
                    Oil & Gas........................  3.3%
                    Oil & Gas Equipment & Services...  2.0%
                    Packaging & Containers...........  0.5%
                    Pharmaceuticals..................  3.0%
                    Pipelines........................  0.9%
                    Real Estate Investment Trust.....  0.4%
                    Retail...........................  5.0%
                    Semiconductors...................  3.1%
                    Software.........................  3.5%
                    Telecommunications...............  1.5%
                    Textiles.........................  0.4%
                    Transportation...................  1.4%
                    Trucking & Leasing...............  0.1%
                    Water............................  0.4%
                    Other............................ 18.0%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $3,822,584)............... $3,899,265
        Cash..................................................     16,782
        Dividends and interest receivable.....................      2,613
        Receivable for investments sold.......................  2,428,966
        Unrealized appreciation on swap contacts..............     81,635
        Variation margin on futures contracts.................      1,050
                                                               ----------
         Total Assets.........................................  6,430,311
                                                               ----------
      Liabilities:
        Payable for capital shares redeemed...................  3,144,503
        Advisory fees payable.................................      2,709
        Management services fees payable......................        542
        Administration services fees payable..................      3,071
        Distribution fees payable.............................      1,536
        Other accrued expenses................................      1,417
                                                               ----------
         Total Liabilities....................................  3,153,778
                                                               ----------
      Net Assets.............................................. $3,276,533
                                                               ==========
      Net Assets consist of:
        Capital............................................... $4,030,332
        Accumulated net investment loss.......................     (3,428)
        Net realized losses on investments, futures contracts
         and swap contracts...................................   (907,602)
        Net unrealized appreciation/(depreciation) on
         investments, futures contracts and swap contracts....    157,231
                                                               ----------
      Net Assets.............................................. $3,276,533
                                                               ==========
        Shares of Beneficial Interest Outstanding.............    137,983
                                                               ==========
        Net Asset Value (offering and redemption price per
         share)............................................... $    23.75
                                                               ==========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Dividends............................................... $   7,006
       Interest................................................     1,679
                                                                ---------
        Total Income...........................................     8,685
                                                                ---------
     Expenses:
       Advisory fees...........................................     4,607
       Management services fees................................       921
       Administration fees.....................................       105
       Administration services fees............................     3,071
       Distribution fees.......................................     1,536
       Custody fees............................................     1,027
       Fund accounting fees....................................       223
       Transfer agent fees.....................................       162
       Other fees..............................................       461
                                                                ---------
        Total Expenses.........................................    12,113
                                                                ---------
     Net Investment Loss.......................................    (3,428)
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments and swap
        contracts..............................................  (953,682)
       Net realized gains on futures contracts.................    46,080
       Net change in unrealized appreciation/(depreciation) on
        investments, futures contracts and swap contracts......   157,231
                                                                ---------
        Net realized and unrealized losses on investments,
         futures contracts and swap contracts..................  (750,371)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(753,799)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap


 Statement of Changes in Net Assets
                                                                                                             For the period
                                                                                                             May 1, 2002/(a)/
                                                                                                                 through
                                                                                                              June 30, 2002
                                                                                                             ---------------
                                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.......................................................................................  $     (3,428)
  Net realized losses on investments and swap contracts.....................................................      (953,682)
  Net realized gains on futures contracts...................................................................        46,080
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts.       157,231
                                                                                                              ------------
  Change in net assets resulting from operations............................................................      (753,799)
                                                                                                              ------------
Capital Transactions:
  Proceeds from shares issued...............................................................................    69,647,279
  Cost of shares redeemed...................................................................................   (65,616,947)
                                                                                                              ------------
  Change in net assets resulting from capital transactions..................................................     4,030,332
                                                                                                              ------------
  Change in net assets......................................................................................     3,276,533
Net Assets:
  Beginning of period.......................................................................................            --
                                                                                                              ------------
  End of period.............................................................................................  $  3,276,533
                                                                                                              ============
Share Transactions:
  Issued....................................................................................................     2,582,954
  Redeemed..................................................................................................    (2,444,971)
                                                                                                              ------------
  Change in shares..........................................................................................       137,983
                                                                                                              ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                            For the period
                                                                                           May 1, 2002/(a)/
                                                                                                through
                                                                                             June 30, 2002
                                                                                           ---------------
                                                                                              (Unaudited)
Net Asset Value, Beginning of Period......................................................   $    30.00
                                                                                             ----------
Investment Activities:
  Net investment loss.....................................................................        (0.02)/(b)/
  Net realized and unrealized losses on investments, futures contracts and swap contracts.        (6.23)
                                                                                             ----------
  Total loss from investment activities...................................................        (6.25)
                                                                                             ----------
Net Asset Value, End of Period............................................................   $    23.75
                                                                                             ==========
Total Return..............................................................................       (20.83)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.................................................................   $3,276,533
Ratio of expenses to average net assets...................................................         1.98%/(d)/
Ratio of net investment loss to average net assets........................................        (0.56)%/(d)/
Portfolio turnover........................................................................         1756%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002


      Common Stocks (87.9%)
                                                        Shares    Value
                                                        ------ -----------
     3TEC Energy Corp.*................................ 1,782  $    31,060
     Aaron Rents, Inc.................................. 1,749       41,889
     ABIOMED, Inc.*.................................... 1,122        9,513
     ABM Industries, Inc............................... 3,102       53,851
     Acacia Research Corp.*............................ 1,650       11,715
     Accredo Health, Inc.*............................. 1,023       47,222
     Actel Corp.*...................................... 1,155       24,278
     Active Power, Inc.*............................... 1,584        5,718
     Activision, Inc.*.................................   990       28,769
     Actuate Corp.*.................................... 4,587       20,642
     Adaptec, Inc.*.................................... 4,125       32,546
     Adolor Corp.*..................................... 1,320       14,863
     Advanced Digital Information Corp.*............... 2,277       19,195
     Advanced Energy Industries, Inc.*.................   792       17,567
     Advanta Corp.--Class A............................ 1,782       19,353
     ADVO, Inc.*.......................................   891       33,920
     Aeroflex, Inc.*................................... 3,795       26,375
     Affiliated Managers Group, Inc.*..................   990       60,885
     Agile Software Corp.*............................. 1,650       11,996
     AGL Resources, Inc................................ 3,432       79,622
     Airborne, Inc..................................... 2,310       44,352
     Airgas, Inc.*..................................... 3,333       57,661
     AirGate PCS, Inc.*................................   594          594
     AK Steel Holding Corp............................. 2,772       35,509
     Akamai Technologies, Inc.*........................ 4,620        6,006
     Alamosa Holdings, Inc.*........................... 2,904        4,095
     Alaska Air Group, Inc.*........................... 1,320       34,452
     Albany Molecular Research, Inc.*..................   825       17,441
     Alexander & Baldwin, Inc.......................... 2,607       66,556
     Alexion Pharmaceuticals, Inc.*.................... 1,155       17,498
     Alfa Corp......................................... 5,874       68,726
     Allen Telecom, Inc.*.............................. 1,848        7,946
     ALLETE, Inc....................................... 1,023       27,723
     Alliant Techsystems, Inc.*........................ 1,642      104,759
     Allied Capital Corp............................... 1,518       34,383
     Alpharma, Inc..................................... 1,089       18,491
     American Greetings Corp.--Class A................. 2,739       45,632
     American Italian Pasta Co.*....................... 1,122       57,211
     American Management Systems, Inc.*................ 1,287       24,595
     American Medical Systems Holdings, Inc.*.......... 1,485       29,789
     American Superconductor Corp.*.................... 1,287        7,027
     AmeriPath, Inc.*..................................   858       20,592
     AmSurg Corp.*..................................... 1,023       26,864
     Amylin Pharmaceuticals, Inc.*..................... 2,772       30,326
     ANADIGICS, Inc.*.................................. 1,650       13,596
     Andrew Corp.*..................................... 3,069       43,980
     Anixter International, Inc.*......................   924       21,714
     AnnTaylor Stores Corp.*........................... 1,782       45,245
     ANSYS, Inc.*...................................... 1,584       31,838
     Aphton Corp.*..................................... 1,287        9,653
     Apogee Enterprises, Inc........................... 2,145       30,802
     Applebee's International, Inc..................... 2,871       65,889
     Apria Healthcare Group, Inc.*..................... 1,650       36,960
     AptarGroup, Inc................................... 1,650       50,738
     Arbitron, Inc.*................................... 1,155       36,036
     Arch Chemicals, Inc............................... 1,617       39,940
     ArQule, Inc.*..................................... 1,386        9,356
     Art Technology Group, Inc.*....................... 4,257        4,300
     Artesyn Technologies, Inc.*....................... 1,980       12,832

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Arthur J. Gallagher & Co..........................  1,023 $    35,447
     ArvinMeritor, Inc.................................  2,937      70,488
     Ascential Software Corp.*......................... 11,451      31,948
     Aspen Technology, Inc.*...........................  1,485      12,385
     AstroPower, Inc.*.................................  1,155      22,684
     Asyst Technologies, Inc.*.........................  2,475      50,366
     AT&T Latin America Corp.*.........................  6,402       3,457
     Atlantic Coast Airlines Holdings, Inc.*...........  1,320      28,644
     ATMI, Inc.*.......................................  1,254      28,052
     Atrix Laboratories, Inc.*.........................  1,122      24,965
     ATS Medical, Inc.*................................  2,145       1,180
     Atwood Oceanics, Inc.*............................    891      33,413
     Auspex Systems, Inc.*.............................  4,026       1,011
     AVANIR Pharmaceuticals--Class A*..................  4,587       5,963
     AVANT Immunotherapeutics, Inc.*...................  5,313       5,951
     Avici Systems, Inc.*..............................  4,092       4,133
     Avigen, Inc.*.....................................  1,485      13,974
     Avista Corp.......................................  2,211      30,512
     Avocent Corp.*....................................  1,914      30,471
     AXT, Inc.*........................................  1,188       9,480
     Ball Corp.........................................  1,980      82,131
     Bally Total Fitness Holding Corp.*................  1,320      24,697
     BancorpSouth, Inc.................................  4,521      91,324
     BARRA, Inc.*......................................    693      25,766
     Bay View Capital Corp.*...........................  3,663      23,480
     BE Aerospace, Inc.*...............................  1,386      18,267
     Beasley Broadcast Group, Inc.--Class A*...........  1,947      28,716
     Bel Fuse, Inc.--Class B...........................    990      26,780
     Benchmark Electronics, Inc.*......................  1,188      34,452
     Berry Petroleum Co.--Class A......................  2,409      40,592
     Beverly Enterprises, Inc.*........................  4,488      34,154
     Bio-Technology General Corp.*.....................  2,904      17,453
     Biosite Diagnostics, Inc.*........................    759      21,366
     Black BOX Corp.*..................................    825      33,602
     Black Hills Corp..................................    990      34,264
     BlackRock, Inc.*..................................    825      36,548
     Blyth, Inc........................................  1,353      42,241
     BMC Industries, Inc...............................  6,006       5,766
     Bob Evans Farms, Inc..............................  2,607      82,068
     Borders Group, Inc.*..............................  1,386      25,502
     BorgWarner, Inc...................................    924      53,370
     Borland Software Corp.*...........................  2,574      26,512
     Boyds Collection, Ltd.*...........................  3,102      19,512
     Brady Corp.--Class A..............................  1,056      36,960
     Brandywine Realty Trust...........................  2,013      52,137
     Brooks-PRI Automation, Inc.*......................    825      21,087
     Bruker Daltronics, Inc.*..........................  2,607      10,298
     BSB Bancorp, Inc..................................  4,125     110,054
     C&D Technologies, Inc.............................    957      17,245
     C-COR.net Corp.*..................................  2,343      16,401
     Cable Design Technologies Corp.*..................  1,980      20,295
     California Water Service Group....................  2,145      54,054
     Caliper Technologies Corp.*.......................  1,584      13,226
     Callaway Golf Co..................................  1,914      30,318
     Cambrex Corp......................................  1,188      47,638
     Camden Property Trust.............................  2,508      92,871
     Capital Automotive Real Estate Investment Trust...  5,313     126,768
     Career Education Corp.*...........................  1,518      68,309

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Carlisle Companies, Inc.................  1,188 $    53,436
          Carpenter Technology Corp...............  1,254      36,128
          Cascade Natural Gas Corp................  2,805      58,625
          Catellus Development Corp.*.............  1,914      39,084
          CBRL Group, Inc.........................  2,508      76,544
          CEC Entertainment, Inc.*................  1,353      55,879
          Cell Genesys, Inc.*.....................  1,518      20,476
          Cell Therapeutics, Inc.*................  1,815       9,908
          Centillium Communications, Inc.*........  1,353      11,798
          Central Coast Bancorp*..................  1,419      32,183
          Cerus Corp.*............................    429      14,535
          Champion Enterprises, Inc.*.............  2,574      14,466
          Charles River Laboratories
           International, Inc.*...................  1,386      48,578
          Charlotte Russe Holding, Inc.*..........  1,287      28,739
          Charming Shoppes, Inc.*.................  4,785      41,342
          Checkpoint Systems, Inc.*...............  1,650      19,305
          Chelsea Property Group, Inc.............  5,016     167,784
          Chemed Corp.............................  1,188      44,776
          Chemical Financial Corp.................  2,046      76,745
          Chesapeake Energy Corp.*................  5,247      37,778
          Chico's FAS, Inc.*......................  1,584      57,531
          Choice Hotels International, Inc.*......  3,036      60,750
          Christopher & Banks Corp.*..............  1,518      64,211
          Church & Dwight, Inc....................  2,310      72,372
          Cima Labs, Inc.*........................    561      13,531
          Circuit City Stores, Inc.--CarMax Group*  1,683      36,437
          Citizens Banking Corp...................  2,904      84,158
          City Holding Co.*.......................  2,211      51,760
          Claire's Stores, Inc....................  1,551      35,518
          Clarcor, Inc............................  1,914      60,578
          Clayton Homes, Inc......................  2,145      33,891
          CNF, Inc................................  1,518      57,654
          CoBiz, Inc..............................  1,881      32,372
          Cognex Corp.*...........................  1,320      26,466
          Cognizant Technology Solutions Corp.*...    561      30,154
          Coherent, Inc.*.........................  1,122      33,143
          Cohu, Inc...............................  1,122      19,388
          Coinstar, Inc.*.........................  1,452      35,501
          Collins & Aikman Corp.*.................  1,981      18,023
          Commerce Bancorp, Inc...................    924      40,841
          Commerce One, Inc.*..................... 15,576       5,919
          Commercial Federal Corp.................  2,541      73,689
          Commercial Metals Co....................  1,650      77,451
          Commscope, Inc.*........................  2,211      27,638
          CompX International, Inc.--Class B......  2,409      31,919
          Conectiv, Inc...........................  1,254      32,366
          CONMED Corp.*...........................  2,277      50,845
          Connetics Corp.*........................  4,059      52,437
          Consolidated Freightways Corp.*.........  4,323      14,136
          Copart, Inc.*...........................  2,772      44,990
          Corixa Corp.*...........................  2,079      14,241
          Corn Products International, Inc........  1,980      61,618
          Cornerstone Realty Income Trust, Inc....  8,679      98,073
          Corporate Executive Board Co.*..........    990      33,908
          Corvas International, Inc.*.............  2,112       4,541
          Cost Plus, Inc.*........................    924      28,144
          CoStar Group, Inc.*.....................    957      19,647
          Covance, Inc.*..........................  2,607      48,881
          Coventry Health Care, Inc.*.............  2,475      70,339

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           CPI Corp.............................. 1,122  $    21,868
           Crawford & Co.--Class B............... 3,234       26,195
           Credence Systems Corp.*............... 2,112       37,530
           Crompton Corp......................... 4,488       57,222
           Crown Cork & Seal Co., Inc.*.......... 7,821       53,574
           CT Communications, Inc................ 1,782       28,868
           CTS Corp.............................. 1,386       16,687
           Cubist Pharmaceuticals, Inc.*......... 1,155       10,869
           Cullen/Frost Bankers, Inc............. 1,122       40,336
           Cumulus Media, Inc.*.................. 2,871       39,562
           CV Therapeutics, Inc.*................   693       12,904
           Cyberonics, Inc.*..................... 1,749       22,945
           Cygnus, Inc.*......................... 2,541        5,133
           Cymer, Inc.*.......................... 1,353       47,409
           Cytec Industries, Inc.*............... 1,716       53,951
           Cytogen Corp.*........................ 5,313        5,685
           D&E Communication..................... 1,259       13,232
           D.R. Horton, Inc...................... 1,980       51,539
           Datascope Corp........................ 1,089       30,100
           DDi Corp.*............................ 2,508        2,505
           Dean Foods Co.*....................... 2,904      108,320
           Del Monte Foods Co.*.................. 3,333       39,329
           Delphi Financial Group, Inc.--Class A. 1,056       45,778
           Delta & Pine Land Co.................. 1,947       39,135
           Developers Diversified Realty Corp.... 5,643      126,968
           Diagnostic Products Corp.............. 1,452       53,724
           Dial Corp............................. 3,366       67,387
           Digex, Inc.*.......................... 2,178          479
           Digital Lightwave, Inc.*..............   924        2,162
           Dillard's, Inc.--Class A.............. 4,290      112,783
           Dionex Corp.*......................... 1,221       32,711
           DMC Stratex Networks, Inc.*........... 3,399        6,832
           Documentum, Inc.*..................... 2,739       32,868
           Dole Food Co., Inc.................... 2,079       59,979
           Dollar Thrifty Automotive Group, Inc.* 1,518       39,316
           Donaldson Co., Inc.................... 2,013       70,535
           Dover Motorsports, Inc................ 2,112       12,038
           Duane Reade, Inc.*....................   858       29,215
           Dyax Corp.*........................... 1,419        5,733
           Dycom Industries, Inc.*............... 1,188       13,888
           E.piphany, Inc.*...................... 3,927       17,240
           Eastgroup Properties, Inc............. 3,333       85,325
           Echelon Corp.*........................ 1,023       13,176
           Eclipsys Corp.*....................... 2,013       13,203
           Edison Schools, Inc.--Class A*........ 1,155        1,097
           Education Management Corp.*...........   825       33,602
           Edwards Lifesciences Corp.*........... 2,277       52,826
           eFunds Corp.*......................... 2,112       20,041
           EGL, Inc.*............................ 1,782       30,223
           El Paso Electric Co.*................. 3,894       53,932
           Electro Scientific Industries, Inc.*.. 1,056       25,661
           Electroglas, Inc.*.................... 1,518       15,180
           Electronics for Imaging, Inc.*........ 1,782       28,352
           EMCORE Corp.*......................... 1,089        6,534
           Emisphere Technologies, Inc.*......... 1,221        5,018
           Empire District Electric Co........... 2,211       45,326
           Encompass Services Corp.*............. 3,663        2,088
           Encore Wire Corp.*.................... 2,079       29,584
           Energen Corp.......................... 1,782       49,005

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Entegris, Inc.*................................... 2,475  $    36,135
     Enzo Biochem, Inc.*...............................   957       13,714
     Essex Property Trust, Inc......................... 1,848      101,086
     Esterline Technologies Corp.*..................... 1,254       28,466
     Ethan Allen Interiors, Inc........................ 1,023       35,652
     Exar Corp.*....................................... 2,178       42,950
     EXE Technologies, Inc.*........................... 4,488        5,027
     Exelixis, Inc.*................................... 1,683       12,673
     Extended Stay America, Inc.*...................... 2,112       34,257
     Factory 2-U Stores, Inc.*.........................   924       12,797
     FactSet Research Systems, Inc..................... 1,056       31,437
     Fair, Isaac & Co., Inc............................ 1,386       45,557
     FalconStor Software, Inc.*........................ 2,376       10,050
     Federal Signal Corp............................... 2,607       62,568
     FEI Co.*..........................................   693       16,985
     Ferro Corp........................................ 2,112       63,677
     Filenet Corp.*.................................... 1,749       25,361
     Finish Line, Inc.--Class A*....................... 2,244       40,212
     First American Financial Corp..................... 2,310       53,130
     First Commonwealth Financial Corp................. 4,818       64,995
     First Merchants Corp.............................. 2,343       70,288
     First Sentinel Bancorp, Inc....................... 4,884       67,204
     Fisher Scientific International, Inc.*............ 1,881       52,667
     Fleetwood Enterprises, Inc........................ 2,475       21,533
     Fleming Companies, Inc............................ 2,145       38,932
     Florida Rock Industries, Inc...................... 1,914       68,541
     Flow International Corp.*......................... 2,112       14,233
     Flowserve Corp.*.................................. 2,013       59,986
     Footstar, Inc.*...................................   858       20,995
     Forest City Enterprises--Class A.................. 1,617       56,190
     Forest Oil Corp.*................................. 1,155       32,837
     Friedman, Billings, Ramsey Group, Inc.*........... 5,676       72,254
     Frontier Oil Corp................................. 2,244       39,494
     FSI International, Inc.*.......................... 2,343       17,502
     FuelCell Energy, Inc.*............................ 1,551       15,960
     Fulton Financial Corp............................. 2,838       53,723
     Furniture Brands International, Inc.*............. 2,145       64,886
     G & K Services, Inc............................... 1,287       44,067
     Gartner Group, Inc.*.............................. 3,960       39,996
     Gaylord Entertainment Co.*........................ 1,749       38,565
     Gene Logic, Inc.*................................. 1,452       20,328
     General Cable Corp................................ 1,683       10,603
     Genesco, Inc.*....................................   924       22,499
     Gentiva Health Services, Inc...................... 1,419       12,757
     Genuity, Inc.--Class A*...........................   594        4,954
     Genzyme Corp.--Genzyme Biosurgery Division*....... 4,554       20,630
     Georgia Gulf Corp................................. 1,782       47,116
     Gerber Scientific, Inc.*.......................... 2,772        9,730
     German American Bancorp........................... 1,617       29,915
     Getty Images, Inc.*............................... 1,485       32,328
     Global Payments, Inc.............................. 1,122       33,380
     GlobespanVirata, Inc.*............................ 3,036       11,749
     GrafTech International, Ltd.*..................... 2,607       32,067
     Gray Communications Systems, Inc.................. 2,211       40,019
     Greater Bay Bancorp............................... 2,013       61,920
     Greif Brothers Corp.--Class A..................... 1,353       45,137
     Grey Wolf, Inc.*.................................. 7,425       30,368
     GTECH Holdings Corp.*............................. 4,290      109,567
     Guilford Pharmaceuticals, Inc.*................... 1,353       10,202

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Guitar Center, Inc.*..............................  1,650 $    30,608
     Gulf Island Fabrication, Inc.*....................  1,914      35,103
     Gymboree Corp.*...................................  3,366      53,923
     Haemonetics Corp.*................................  1,518      44,326
     Hain Celestial Group, Inc.*.......................  1,386      25,641
     Harland (John H.) Co..............................  2,673      75,379
     Harleysville National Corp........................  3,168      85,568
     Harman International Industries, Inc..............  1,485      73,135
     Harmonic, Inc.*...................................  3,333      12,195
     Harsco Corp.......................................  2,145      80,437
     Headwaters, Inc.*.................................  2,277      35,863
     Health Care Property Investors, Inc...............  1,947      83,526
     Health Care REIT, Inc.............................  4,422     132,438
     HEICO Corp........................................  1,316      18,450
     HEICO Corp.--Class A..............................    103       1,154
     Heidrick & Struggles International, Inc.*.........  1,419      28,337
     Helix Technology Corp.............................  1,188      24,473
     Herbalife International, Inc.--Class A............  5,775     110,302
     Hickory Tech Corp.................................  1,848      27,720
     HNC Software, Inc.*...............................  2,079      34,719
     Home Properties of New York, Inc..................  2,508      95,154
     HON Industries, Inc...............................  1,551      42,218
     Hooper Holmes, Inc................................  3,003      24,024
     Horace Mann Educators Corp........................  2,706      50,521
     Hospitality Properties Trust......................  2,640      96,360
     Hot Topic, Inc.*..................................  1,386      37,020
     Hudson River Bancorp, Inc.........................  3,597      97,082
     Hudson United Bancorp.............................  3,069      87,651
     Hutchinson Technology, Inc.*......................  1,749      27,354
     Hyperion Solutions Corp.*.........................  1,815      33,101
     I-many, Inc.*.....................................  2,079       5,715
     IDACORP, Inc......................................    660      18,282
     IDEX Corp.........................................  1,683      56,381
     IDEXX Laboratories, Inc.*.........................  1,749      45,107
     IKON Office Solutions, Inc........................  8,481      79,722
     ILEX Oncology, Inc.*..............................  1,353      19,064
     Imation Corp.*....................................  1,914      56,961
     IMC Global, Inc...................................  2,409      30,113
     ImmunoGen, Inc.*..................................  1,782       4,794
     Immunomedics, Inc.*...............................  1,584       8,253
     IMPATH, Inc.*.....................................    627      11,255
     Incyte Genomics, Inc.*............................  2,871      20,872
     Independence Community Bank Corp..................  4,257     122,303
     IndyMac Bancorp, Inc.*............................  2,838      64,365
     InFocus Corp.*....................................  1,914      22,547
     InfoSpace, Inc.*.................................. 13,926       6,267
     Ingles Markets, Inc.--Class A.....................  4,224      53,560
     Inktomi Corp.*....................................  5,709       5,024
     InnKeepers USA Trust..............................  7,194      68,919
     Input/Output, Inc.*...............................  2,343      21,087
     Insight Enterprises, Inc.*........................  1,650      41,564
     Insituform Technologies, Inc.--Class A*...........  1,023      21,667
     Insmed, Inc.*.....................................  3,564       4,990
     Integral Systems, Inc.*...........................  1,353      29,522
     Interactive Data Corp.*...........................  3,762      54,774
     Interdigital Communications Corp.*................  2,937      26,580
     Intergraph Corp.*.................................  3,597      62,732
     Intermagnetics General Corp.*.....................    825      16,665
     InterMune, Inc.*..................................  1,386      29,245

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

             Common Stocks, continued
                                                   Shares   Value
                                                   ------ ----------
            InterNAP Network Services Corp.*...... 11,055 $    2,543
            International Bancshares Corp.........  2,145     90,605
            Internet Capital Group, Inc.*......... 14,586      3,938
            Invacare Corp.........................  1,254     46,398
            Inverness Medical Innovation, Inc.*...    990     19,998
            Iomega Corp.*.........................  3,003     38,589
            Ionics, Inc.*.........................  1,221     29,609
            ISIS Pharmaceuticals, Inc.*...........  2,574     24,479
            ITT Educational Services, Inc.*.......  1,122     24,460
            Ivex Packaging Corp.*.................  2,046     46,587
            Ixia*.................................  1,848     10,755
            J.D. Edwards & Co.*...................  3,399     41,298
            Jack in the Box, Inc.*................  1,947     61,915
            JAKKS Pacific, Inc.*..................  1,452     25,715
            Jefferies Group, Inc..................  1,518     63,908
            JLG Industries, Inc...................  2,343     32,872
            John Nuveen Co.--Class A..............  2,574     66,152
            John Wiley & Sons, Inc.--Class A......  1,914     45,898
            Journal Register Co.*.................  2,442     49,084
            K-V Pharmaceutical Co.--Class B*......  1,452     38,115
            K2, Inc.*.............................  2,508     25,707
            Kansas City Southern Industries, Inc.*  2,211     37,587
            Kaydon Corp...........................  1,848     43,631
            KB Home...............................  1,914     98,590
            Keane, Inc.*..........................  1,650     20,460
            Kellwood Co...........................  1,584     51,480
            Kennametal, Inc.......................  1,650     60,389
            Key Energy Group*.....................  4,752     49,896
            Kilroy Realty Corp....................  2,244     60,027
            Kimball International, Inc.--Class B..  2,541     41,647
            Kirby Corp.*..........................  1,782     43,570
            Kopin Corp.*..........................  3,663     24,176
            Korn/Ferry International*.............  1,947     17,718
            Kronos, Inc.*.........................  1,221     37,227
            Kulicke & Soffa Industries, Inc.*.....  2,409     29,848
            La Quinta Corp.*......................  8,877     64,358
            La-Z-Boy, Inc.........................  2,475     62,420
            Laclede Group, Inc....................  3,531     82,908
            Lakeland Bancorp, Inc.................  1,815     39,494
            Lancaster Colony Corp.................  1,419     50,602
            Landauer, Inc.........................    957     37,160
            Landstar System, Inc.*................    594     63,469
            Leap Wireless International, Inc.*....  1,551      1,675
            Lee Enterprises, Inc..................  2,541     88,936
            Legato Systems, Inc.*.................  3,927     14,137
            Leucadia National Corp................    957     30,299
            Liberate Technologies, Inc.*..........  4,620     12,192
            LifePoint Hospitals, Inc.*............  1,254     45,533
            Ligand Pharmaceuticals, Inc.--Class B*  2,640     38,280
            Lightbridge, Inc.*....................  1,650     13,547
            Lincoln Electric Holdings, Inc........  2,046     55,037
            Linens 'n Things, Inc.*...............  1,617     53,054
            Littelfuse, Inc.*.....................  1,155     26,715
            LNR Property Corp.....................  1,617     55,787
            Lone Star Technologies, Inc.*.........  1,056     24,182
            Longs Drug Stores Corp................  1,320     37,343
            Longview Fibre Co.....................  3,234     30,464
            Louisiana-Pacific Corp................  4,917     52,071
            LTX Corp.*............................  2,211     31,573

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Lubrizol Corp............................ 1,023  $    34,271
          MacroChem Corp.*......................... 3,597        6,295
          Macromedia, Inc.*........................ 2,871       25,466
          Madison Gas & Electric Co................ 3,102       86,390
          Magna Entertainment Corp.*............... 3,729       26,066
          Manhattan Associates, Inc.*..............   693       22,287
          Manitowoc Co............................. 1,320       46,847
          Martek Biosciences Corp.*................ 1,056       22,092
          MascoTech, Inc.(a)*...................... 1,386            0
          MatrixOne, Inc.*......................... 1,584        9,520
          Mattson Technology, Inc.*................ 1,881        8,690
          Maverick Tube Corp.*..................... 1,749       26,235
          Maxwell Technologies, Inc.*.............. 1,254       10,935
          MB Financial, Inc........................ 1,155       38,646
          McMoRan Exploration Co.*................. 2,013        8,656
          MDU Resources Group, Inc.................   858       22,557
          Media General, Inc.--Class A.............   858       51,481
          Mediacom Communications Corp.*........... 1,419       11,054
          Mentor Graphics Corp.*................... 2,046       29,094
          Mercury Computer Systems, Inc.*..........   957       20,738
          Meredith Corp............................ 1,089       41,763
          MeriStar Hospitality Corp................ 2,904       44,286
          Metro One Telecommunications, Inc.*......   594        8,292
          Metromedia International Group, Inc.*.... 9,207          644
          Mettler Toledo International, Inc.*......   759       27,984
          Michaels Stores, Inc.*................... 2,442       95,238
          Microsemi Corp.*......................... 1,188        7,841
          Mid Atlantic Medical Services, Inc.*..... 1,650       51,728
          Mid-State Bancshares..................... 3,102       59,869
          Midas, Inc.*............................. 1,815       22,506
          Midway Games, Inc.*...................... 2,343       19,916
          Milacron, Inc............................ 2,244       22,777
          Millennium Chemicals, Inc................ 3,069       43,119
          Minerals Technologies, Inc............... 1,056       52,082
          MIPS Technologies, Inc.--Class A*........ 3,135       19,343
          MKS Instruments, Inc.*................... 1,188       23,843
          Modine Manufacturing Co.................. 1,650       40,557
          Morgan Group Holding Co.*................   504            0
          MPS Group, Inc.*......................... 4,719       40,112
          MRV Communications, Inc.*................ 4,257        6,513
          MSC Industrial Direct Co., Inc.--Class A* 1,683       32,819
          MSC Software Corp.*...................... 1,485       13,291
          MTS Systems Corp......................... 2,244       28,162
          Mueller Industries, Inc.*................ 1,650       52,388
          Multex.com, Inc.*........................ 1,485        6,059
          NaPro BioTherapeutics, Inc.*............. 2,970       19,483
          Nautilus Goup, Inc.*..................... 1,188       36,353
          Navigant International, Inc.*............ 2,079       32,162
          NBTY, Inc.*.............................. 3,366       52,105
          NCO Group, Inc.*.........................   858       18,687
          NDCHealth Corp........................... 1,320       36,828
          Neiman Marcus Group, Inc.--Class A*...... 1,089       37,788
          Neose Technologies, Inc.*................   660        7,194
          Netegrity, Inc.*......................... 1,221        7,521
          NetIQ Corp.*............................. 1,518       34,352
          Neurocrine Biosciences, Inc.*............ 1,056       30,254
          New Focus, Inc.*......................... 4,059       12,055
          Newpark Resources, Inc.*................. 5,148       37,838
          Newport Corp............................. 1,947       30,490

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Nordson Corp........................  1,584 $    39,061
            North Pittsburgh Systems, Inc.......  2,640      42,479
            Northwestern Corp...................  2,904      49,223
            Novell, Inc.*....................... 11,385      36,546
            Noven Pharmaceuticals, Inc.*........    924      23,562
            NPS Pharmaceuticals, Inc.*..........  1,089      16,683
            NTELOS, Inc.*.......................  1,188       1,675
            Nuance Communications, Inc.*........  1,683       7,035
            NUI Corp............................  1,980      54,450
            Numerical Technologies, Inc.*.......  1,320       5,273
            NVR, Inc.*..........................    330     106,590
            NYFIX, Inc.*........................  1,254      10,659
            O'Reilly Automotive, Inc.*..........  1,650      45,474
            Oak Technology, Inc.*...............  3,102      14,052
            OceanFirst Financial Corp...........  3,729      90,018
            OfficeMax, Inc.*....................  7,458      43,928
            Ohio Casualty Corp.*................  4,059      84,833
            Olin Corp...........................  2,046      45,319
            OM Group, Inc.......................    627      38,874
            Omega Financial Corp................  1,980      72,290
            On Assignment, Inc.*................  1,353      24,083
            ONEOK, Inc..........................  2,970      65,192
            Onyx Pharmaceuticals, Inc.*.........  2,409      13,900
            Oplink Communications, Inc.*........  7,821       5,709
            OraSure Technologies, Inc.*.........  2,145      13,943
            Oshkosh Truck Corp..................    891      52,667
            Otter Tail Power Co.................  2,277      71,771
            Overture Services, Inc.*............  1,617      40,393
            Owens-Illinois, Inc.*...............  4,323      59,398
            Pacific Sunwear of California, Inc.*  1,419      31,459
            Papa John's International, Inc.*....  1,254      41,871
            PAREXEL International Corp.*........  1,452      20,197
            Park Electrochemical Corp...........  1,089      28,859
            Parker Drilling Co.*................  5,808      18,992
            Patterson-UTI Energy, Inc.*.........  1,980      55,895
            Paxar Corp.*........................  2,904      48,642
            Paxson Communications Corp.*........  2,079      11,435
            PDI, Inc.*..........................    297       4,601
            Pegasus Communications Corp.*.......  2,376       1,734
            Pennzoil-Quaker State Co............  5,313     114,389
            Performance Food Group Co.*.........  1,320      44,695
            Perot Systems Corp.--Class A*.......  2,574      28,031
            Perrigo Co.*........................  3,960      51,479
            Petsmart, Inc.*.....................  6,765     108,511
            Pharmacyclics, Inc.*................    858       3,810
            Pharmos Corp.*......................  7,590       6,983
            Phoenix Technologies, Ltd.*.........  1,881      18,810
            Photon Dynamics, Inc.*..............  1,122      33,660
            Photronics, Inc.*...................  1,221      23,126
            Pier 1 Imports, Inc.................  4,026      84,546
            Pinnacle Systems, Inc.*.............  4,719      51,856
            Pioneer Natural Resources Co.*......  1,749      45,561
            Pioneer Standard Electronics, Inc...  2,244      23,315
            Pittston Brink's Group..............  2,607      62,568
            Pixelworks, Inc.*...................    924       7,752
            Plantronics, Inc.*..................  1,914      36,385
            Playboy Enterprises, Inc.--Class B*.  2,244      28,611
            Plexus Corp.*.......................  1,914      34,643
            PMA Capital Corp.--Class A..........  2,541      53,742

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            PNM Resources, Inc.................. 2,244  $    54,305
            Pogo Producing Co................... 1,353       44,135
            Polaris Industries, Inc............. 1,254       81,510
            PolyOne Corp........................ 4,290       48,263
            Port Financial Corp................. 1,320       52,919
            Portal Software, Inc.*.............. 6,567        4,925
            Potlatch Corp....................... 1,881       63,992
            Powerwave Technologies, Inc.*....... 3,135       28,717
            PRAECIS Pharmaceuticals, Inc.*...... 3,861       13,436
            Pre-Paid Legal Services, Inc.*...... 1,089       21,671
            Precision Castparts Corp............   858       28,314
            Prentiss Properties Trust........... 2,937       93,250
            PRG-Schultz International, Inc.*.... 2,541       31,280
            Price Communications Corp.*......... 2,640       42,240
            priceline.com, Inc.*................ 3,366        9,391
            Prime Hospitality Corp.*............ 2,937       38,152
            Progress Software Corp.*............ 2,013       29,710
            Province Healthcare Co.*............ 1,650       36,894
            PS Business Parks, Inc.............. 2,442       85,348
            PSS World Medical, Inc.*............ 4,158       33,680
            Pulitzer, Inc.......................   825       42,818
            Pure Resources, Inc.*............... 2,013       41,870
            R.H. Donnelley Corp.*............... 1,914       53,535
            RadiSys Corp.*...................... 1,122       13,049
            Rambus, Inc.*....................... 3,729       15,252
            Raymond James Financial Corp........ 1,848       52,613
            Rayonier, Inc....................... 1,386       68,094
            Rayovac Corp.*...................... 1,617       29,963
            Read-Rite Corp.*.................... 7,458        3,580
            Reckson Associates Realty Corp...... 3,267       81,348
            Reebok International, Ltd.*......... 1,023       30,179
            Regeneron Pharmaceuticals, Inc.*....   957       13,886
            Regis Corp.......................... 2,244       60,631
            RehabCare Group, Inc.*..............   495       11,895
            REMEC, Inc.*........................ 2,079       11,663
            Renal Care Group, Inc.*............. 1,914       59,620
            Rent-A-Center, Inc.*................   693       40,201
            Republic Bancorp, Inc............... 4,257       63,600
            Republic Bancorp, Inc.--Class A..... 1,947       22,955
            Republic Bancshares, Inc.*.......... 1,485       29,952
            Research Frontiers, Inc.*...........   957       14,222
            Resource America, Inc.--Class A..... 1,782       18,782
            Respironics, Inc.*.................. 1,518       51,688
            Rogers Corp.*.......................   924       25,234
            Rollins, Inc........................ 1,782       36,246
            Roper Industries, Inc............... 1,485       55,391
            Roslyn Bancorp, Inc................. 1,485       32,418
            Royal Bancshares of Pennsylvania,
             Inc.--Class A...................... 1,518       32,500
            Ruby Tuesday, Inc................... 3,300       64,020
            Ruddick Corp........................ 2,541       43,095
            Rudolph Technologies, Inc.*.........   627       15,631
            Rural Cellular Corp.--Class A*......   561          583
            Russell Corp........................ 2,013       38,750
            Ryder System, Inc................... 2,343       63,472
            S1 Corp.*........................... 2,541       18,778
            Safeguard Scientifics, Inc.*........ 7,227       14,454
            Salem Communications Corp.--Class A* 1,782       44,318
            SangStat Medical Corp.*............. 1,452       33,367

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

            Common Stocks, continued
                                                   Shares   Value
                                                   ------ ----------
           Sapient Corp.*.........................  3,861 $    4,093
           SBA Communications Corp.*..............  1,947      2,745
           SBS Technologies, Inc.*................  1,485     18,190
           ScanSource, Inc.*......................    495     30,398
           Scholastic Corp.*......................  1,287     48,777
           Schulman (A.), Inc.....................  3,135     67,242
           SciClone Pharmaceuticals, Inc.*........  6,303     12,606
           Scios, Inc.*...........................  1,650     50,506
           Seacoast Banking Corp. of Florida......    726     41,912
           Seacoast Financial Services Corp.......  5,049    126,577
           SEACOR SMIT, Inc.*.....................    891     42,189
           Secure Computing Corp.*................  2,013     15,198
           SeeBeyond Technology Corp.*............  1,584      4,910
           SEMCO Energy, Inc......................  3,663     33,150
           Sensient Technologies Corp.............  2,541     57,833
           SICOR, Inc.*...........................  1,551     28,756
           Sierra Pacific Resources...............  4,488     35,006
           Silicon Graphics, Inc.*................ 23,463     68,982
           Silicon Storage Technology, Inc.*......  4,422     34,492
           Silicon Valley Bancshares*.............  1,815     47,843
           Sinclair Broadcast Group--Class A*.....  2,607     37,642
           Sirius Satellite Radio, Inc.*..........  3,333     12,562
           Skechers U.S.A., Inc.*.................    990     21,394
           Sky Financial Group, Inc...............  2,871     60,722
           SkyWest, Inc...........................  1,221     28,559
           Skyworks Solutions, Inc.*..............  1,782      9,890
           SL Green Realty Corp...................  2,508     89,410
           Snap-on, Inc...........................  1,353     40,171
           Solutia, Inc...........................  2,409     16,911
           Sonic Corp.*...........................  2,409     75,667
           SONICblue, Inc.*.......................  7,359      7,580
           SonicWALL, Inc.*.......................  1,617      8,117
           Sotheby's Holdings, Inc.--Class A*.....  1,683     23,983
           Sourcecorp*............................    891     23,612
           Southern Peru Copper Corp..............  2,970     44,521
           Southern Union Co.*....................  2,192     37,271
           Southwest Bancorp of Texas, Inc.*......  1,452     52,591
           Southwest Gas Corp.....................  2,475     61,256
           SpectraSite Holdings, Inc.*............  4,059        731
           Spectrian Corp.*.......................  1,815     18,822
           Spherion Corp.*........................  3,036     36,128
           Spinnaker Exploration Co.*.............    627     22,585
           St. Mary Land & Exploration Co.........  1,287     30,797
           StanCorp Financial Group, Inc..........  1,188     65,934
           Station Casinos, Inc.*.................  2,079     37,110
           Steel Dynamics, Inc.*..................  2,574     42,394
           Stellent, Inc.*........................  1,023      4,685
           STERIS Corp.*..........................  3,036     58,017
           Sterling Bancshares, Inc...............  3,366     49,716
           Stewart & Stevenson Services, Inc......  1,320     23,417
           Stewart Enterprises, Inc.--Class A*....  4,290     27,327
           Stillwater Mining Co.*.................  1,551     25,250
           Stone Energy Corp.*....................    891     35,863
           Storage Technology Corp.*..............  2,409     38,472
           Stratos Lightwave, Inc.*...............  3,564      5,702
           Sun Communities, Inc...................  2,442    101,954
           Superior Industries International, Inc.  1,254     57,998
           SurModics, Inc.*.......................    462     12,007
           Susquehanna Bancshares, Inc............  3,630     82,437

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Swift Energy Co.*.......................   825  $    13,027
          Swift Transportation Co., Inc.*......... 2,211       51,516
          Symmetricom, Inc.*...................... 1,980        7,227
          Symyx Technologies, Inc.*............... 1,320       18,374
          Syncor International Corp.*.............   891       28,067
          Synopsys, Inc.*.........................   607       33,270
          Systems & Computer Technology Corp.*.... 2,838       38,341
          TALX Corp...............................   693       13,139
          Tanox, Inc.*............................ 1,023       11,079
          Techne Corp.*........................... 1,782       50,288
          Technitrol, Inc......................... 1,320       30,756
          Teledyne Technologies, Inc.*............ 1,617       33,553
          Teleflex, Inc...........................   693       39,605
          Tennant Co.............................. 1,056       41,818
          Terex Corp.*............................ 1,551       34,882
          Terrayon Communication Systems, Inc.*... 6,864        9,129
          Tetra Tech, Inc.*....................... 2,013       29,591
          Texas Biotechnology Corp.*.............. 3,762       14,672
          Texas Industries, Inc................... 1,254       39,488
          Texas Regional Bancshares, Inc.--Class A 1,716       85,129
          The Cheesecake Factory, Inc.*........... 1,815       64,396
          The Men's Wearhouse, Inc.*.............. 1,518       38,709
          The Scotts Company--Class A*............   825       37,455
          Theragenics Corp.*...................... 2,343       19,751
          Thomas & Betts Corp..................... 1,221       22,711
          Thoratec Corp.*......................... 1,914       17,207
          THQ, Inc.*.............................. 1,485       44,283
          Timken Co............................... 3,135       70,005
          Titan Corp.*............................ 2,178       39,836
          Titan Pharmaceuticals, Inc.*............ 1,188        3,980
          Tom Brown, Inc.*........................ 1,485       42,100
          Too, Inc.*.............................. 1,584       48,787
          Touch America Holdings, Inc.*........... 3,003        8,258
          Tower Automotive, Inc.*................. 2,739       38,209
          Transaction Systems Architects, Inc.*... 2,178       25,613
          Transkaryotic Therapies, Inc.*..........   990       35,689
          TransMontaigne, Inc.*................... 6,006       36,336
          TranSwitch Corp.*....................... 6,006        3,844
          Tredegar Corp........................... 1,815       43,832
          Trimble Navigation, Ltd.*............... 1,452       22,506
          Trimeris, Inc.*.........................   792       35,157
          Trinity Industries, Inc................. 2,211       45,812
          TriQuint Semiconductor, Inc.*........... 3,366       21,576
          Tupperware Corp......................... 2,970       61,746
          Tweeter Home Entertainment Group, Inc.*.   858       14,020
          UICI*................................... 2,607       52,661
          Ultratech Stepper, Inc.*................ 1,089       17,631
          Umpqua Holdings Corp.................... 2,277       42,079
          Unifi, Inc.*............................ 3,432       37,409
          Unisource Energy Corp................... 2,739       50,945
          United Bankshares, Inc.................. 2,508       73,685
          United Dominion Realty Trust, Inc....... 8,250      129,937
          United Industrial Corp.................. 1,716       37,495
          United Stationers, Inc.*................ 1,518       46,147
          UnitedGlobalCom, Inc.--Class A*......... 5,280       14,520
          Universal Corp.......................... 1,584       58,133
          Universal Display Corp.*................ 1,584       13,147
          Universal Electronics, Inc.*............ 1,452       21,722
          Unova, Inc.*............................ 4,884       31,697

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          US Oncology, Inc.*.......................  3,498 $    29,138
          US Unwired, Inc.*........................  3,003       8,408
          USFreightways Corp.......................  1,353      51,238
          Valentis, Inc.*..........................  6,039       8,092
          Valspar Corp.............................  1,023      46,178
          ValueVision International, Inc.--Class A*  1,650      29,948
          Varian Semiconductor Equipment...........  1,518      51,507
          Varian, Inc.*............................  1,386      45,669
          Veeco Instruments, Inc.*.................  1,221      28,217
          Veritas DGC, Inc.*.......................  1,188      14,969
          Verity, Inc.*............................  1,320      14,639
          ViaSat, Inc.*............................  1,188      10,015
          Viewpoint Corp.*.........................  3,729      17,974
          Vintage Petroleum, Inc...................  2,277      27,096
          Vion Pharmaceuticals, Inc.*..............  3,927       1,532
          ViroPharma, Inc.*........................    924       1,321
          VISX, Inc.*..............................  2,343      25,539
          W-H Energy Services, Inc.*...............  1,320      29,251
          Wabash National Corp.....................  2,607      26,070
          Wallace Computer Services, Inc...........  2,112      45,408
          Walter Industries, Inc...................  2,739      36,566
          Washington Real Estate Investment Trust..  3,993     115,398
          Watson Wyatt & Co. Holdings*.............  1,221      29,573
          Wausau-Mosinee Paper Corp................  3,531      42,549
          WD-40 Co.................................  2,475      68,706
          webMethods, Inc.*........................  1,551      15,355
          Websense, Inc.*..........................  1,518      38,815
          Webster Financial Corp...................    891      34,072
          Wellman, Inc.............................  1,947      32,612
          Werner Enterprises, Inc..................  2,541      54,149
          West Pharmaceutical Services, Inc........  1,683      54,007
          Westamerica Bancorporation...............  1,617      63,969
          Westar Energy, Inc.......................  1,485      22,795
          Western Digital Corp.*................... 10,263      33,355
          Whitney Holding Corp.....................  2,409      74,053
          WMS Industries, Inc.*....................  1,155      14,149
          Wolverine World Wide, Inc................  2,178      38,006
          Woodhead Industries, Inc.................  1,386      23,756
          Worthington Industries, Inc..............  4,653      84,219
          Wyndham International, Inc.--Class A*.... 12,672      14,700
          Xanser Corp.*............................  4,620       8,408
          Xicor, Inc.*.............................  2,970      11,999
          XTO Energy, Inc..........................  2,079      42,827
          Yellow Corp.*............................  1,584      51,322
          York International Corp..................  1,518      51,293
          Zale Corp.*..............................  1,287      46,654
          Zebra Technologies Corp.*................  1,221      58,877
          Zenith National Insurance Corp...........  1,749      55,706
          Zygo Corp.*..............................  1,221       9,829
                                                           -----------
          TOTAL COMMON STOCKS......................         27,797,881
                                                           -----------

         Rights (0.0%)
                                                 Shares       Value
                                                ---------- -----------
        Collins & Aikman Corp..................      6,644 $         0
                                                           -----------
        TOTAL RIGHTS...........................                      0
                                                           -----------
         Repurchase Agreement (22.5%)
                                                Principal
                                                 Amount
                                                ----------
        State Street Bank, 1.60%, 07/01/02,
         dated 06/28/02, with maturity value of
         $7,123,950 (Fully collateralized by
         various U.S. Government Securities)... $7,123,000   7,123,000
                                                           -----------
        TOTAL REPURCHASE AGREEMENT.............              7,123,000
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $30,757,233)/(a)/--110.4%.......             34,920,881
        Liabilities in excess of other
         assets--(-10.4%)......................             (3,277,462)
                                                           -----------
        NET ASSETS--100.0%.....................            $31,643,419
                                                           ===========

           Futures Contracts Purchased
                                                          Unrealized
                                                Contracts    Gain
                                                --------- -----------
          Russell 2000 Future Contract expiring
           September 2002 (Underlying face
           amount at value $2,760,000).........    12     $    38,040

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $4,599,795
                    Unrealized depreciation....   (436,147)
                                                ----------
                    Net unrealized appreciation $4,163,648
                                                ==========

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraSmall-Cap                Investments
             (Unaudited)                            June 30, 2002


The ProFund VP UltraSmall-Cap's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Advertising......................  0.5%
                    Aerospace/Defense................  0.9%
                    Agriculture......................  0.3%
                    Airlines.........................  0.3%
                    Apparel..........................  0.9%
                    Auto Manufacturers...............  0.2%
                    Auto Parts & Equipment...........  0.9%
                    Banks............................  9.1%
                    Biotechnology....................  1.4%
                    Building Materials...............  0.6%
                    Chemicals........................  2.5%
                    Commercial Services..............  3.5%
                    Computers........................  2.5%
                    Distribution/Wholesale...........  0.2%
                    Diversified Financial Services...  1.2%
                    Electric.........................  2.0%
                    Electrical Components & Equipment  0.7%
                    Electronics......................  2.3%
                    Energy...........................  0.2%
                    Engineering & Construction.......  0.1%
                    Entertainment....................  0.6%
                    Environmental Control............  0.2%
                    Food.............................  1.9%
                    Forest & Paper Products..........  0.8%
                    Health Care......................  4.0%
                    Holding Companies--Diversified...  0.2%
                    Home Builders....................  1.0%
                    Home Furnishings.................  0.9%
                    Household Products...............  2.0%
                    Insurance........................  2.0%
                    Internet.........................  1.4%
                    Investment Companies.............  0.1%
                    Iron/Steel.......................  0.4%
                    Leisure Time.....................  0.8%
                    Lodging..........................  0.8%
                    Machinery & Equipment............  2.3%
                    Manufacturing....................  2.1%
                    Media............................  1.9%
                    Metals...........................  1.1%
                    Mining...........................  0.2%
                    Office/Business Equipment........  0.5%
                    Oil & Gas........................  4.6%
                    Packaging & Containers...........  0.9%
                    Pharmaceuticals..................  3.1%
                    Pipelines........................  0.2%
                    Publishing & Printing............  0.1%
                    Real Estate......................  0.5%
                    Real Estate Investment Trust.....  6.7%
                    Retail...........................  6.7%
                    Semiconductors...................  2.3%
                    Software.........................  2.7%
                    Telecommunications...............  2.2%
                    Textiles.........................  0.1%
                    Toys/Games/Hobbies...............  0.1%
                    Transportation...................  1.8%
                    Trucking & Leasing...............  0.2%
                    Water............................  0.2%
                    Other............................ 12.1%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2002
Assets:
 Investments, at value (cost $23,634,233)........................ $ 27,797,881
 Repurchase agreements, at amortized cost........................    7,123,000
                                                                  ------------
   Total Investments.............................................   34,920,881
 Cash............................................................      689,659
 Dividends and interest receivable...............................       21,589
 Unrealized appreciation on swaps contracts......................      298,105
 Prepaid expenses................................................          454
                                                                  ------------
   Total Assets..................................................   35,930,688
                                                                  ------------
Liabilities:
 Payable for capital shares redeemed.............................    4,112,776
 Variation margin on futures contracts...........................       22,100
 Advisory fees payable...........................................       13,257
 Administration fees payable.....................................        1,593
 Administrative services fees payable............................       57,667
 Distribution fees payable.......................................       32,690
 Other accrued expenses..........................................       47,186
                                                                  ------------
   Total Liabilities.............................................    4,287,269
                                                                  ------------
Net Assets....................................................... $ 31,643,419
                                                                  ============
Net Assets consist of:
 Capital......................................................... $ 66,216,566
 Accumulated net investment loss.................................     (236,342)
 Accumulated net realized losses on investments, futures
   contracts and swaps contracts.................................  (38,836,598)
 Net unrealized appreciation/(depreciation) on investments,
   futures contracts and swaps contracts.........................    4,499,793
                                                                  ------------
Net Assets....................................................... $ 31,643,419
                                                                  ============
 Shares of Beneficial Interest Outstanding.......................    1,423,611
                                                                  ============
 Net Asset Value (offering and redemption price per share)....... $      22.23
                                                                  ============

 Statement of Operations
                                         For the six months ended June 30, 2002
Investment Income:
 Dividends........................................................ $    256,042
 Interest.........................................................       49,487
                                                                   ------------
   Total Income...................................................      305,529
                                                                   ------------
Expenses:
 Advisory fees....................................................      205,533
 Management services fees.........................................       41,107
 Administration fees..............................................       12,044
 Administrative services fees.....................................       98,602
 Distribution fees................................................       68,511
 Custody fees.....................................................       72,617
 Fund accounting fees.............................................       23,632
 Transfer agent fees..............................................       31,273
 Other fees.......................................................       40,197
                                                                   ------------
 Total Expenses before waivers....................................      593,516
 Less Expenses waived by the Investment Advisor...................      (51,645)
                                                                   ------------
 Net Expenses.....................................................      541,871
                                                                   ------------
Net Investment Loss...............................................     (236,342)
                                                                   ------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swaps contracts...........  (35,251,636)
 Net realized gains on futures contracts..........................   33,028,995
 Net change in unrealized appreciation/(depreciation) on
   investments, futures contracts and swaps contracts.............   (7,545,366)
                                                                   ------------
   Net realized and unrealized losses on investments futures
    contracts and swaps contracts.................................   (9,768,007)
                                                                   ------------
Change in Net Assets Resulting from Operations.................... $(10,004,349)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap


 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                    six months ended
                                                                                                     June 30, 2002
                                                                                                    ----------------
                                                                                                      (Unaudited)
From Investment Activities:
Operations:
  Net investment loss..............................................................................  $    (236,342)
  Net realized losses on investments and swaps contracts...........................................    (35,251,636)
  Net realized gains on futures contracts..........................................................     33,028,995
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swaps
   contracts.......................................................................................     (7,545,366)
                                                                                                     -------------
  Change in net assets resulting from operations...................................................    (10,004,349)
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued......................................................................    553,040,644
  Cost of shares redeemed..........................................................................   (600,433,703)
                                                                                                     -------------
  Change in net assets resulting from capital transactions.........................................    (47,393,059)
                                                                                                     -------------
  Change in net assets.............................................................................    (57,397,408)
Net Assets:
  Beginning of period..............................................................................     89,040,827
                                                                                                     -------------
  End of period....................................................................................  $  31,643,419
                                                                                                     =============
Share Transactions:
  Issued...........................................................................................     21,534,611
  Redeemed.........................................................................................    (23,602,112)
                                                                                                     -------------
  Change in shares.................................................................................     (2,067,501)
                                                                                                     =============

 Statements of Changes in Net Assets
                                                                                                         For the
                                                                                                       year ended
                                                                                                    December 31, 2001
                                                                                                    -----------------

From Investment Activities:
Operations:
  Net investment loss..............................................................................   $    (271,427)
  Net realized losses on investments and swaps contracts...........................................     (60,929,853)
  Net realized gains on futures contracts..........................................................      49,580,534
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swaps
   contracts.......................................................................................       9,389,396
                                                                                                      -------------
  Change in net assets resulting from operations...................................................      (2,231,350)
                                                                                                      -------------
Capital Transactions:
  Proceeds from shares issued......................................................................     487,193,262
  Cost of shares redeemed..........................................................................    (429,309,037)
                                                                                                      -------------
  Change in net assets resulting from capital transactions.........................................      57,884,225
                                                                                                      -------------
  Change in net assets.............................................................................      55,652,875
Net Assets:
  Beginning of period..............................................................................      33,387,952
                                                                                                      -------------
  End of period....................................................................................   $  89,040,827
                                                                                                      =============
Share Transactions:
  Issued...........................................................................................      19,355,893
  Redeemed.........................................................................................     (17,074,193)
                                                                                                      -------------
  Change in shares.................................................................................       2,281,700
                                                                                                      =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                            For the              For the              For the
                                                        six months ended       year ended           year ended
                                                         June 30, 2002      December 31, 2001    December 31, 2000
                                                       ----------------     -----------------    -----------------
                                                          (Unaudited)
Net Asset Value, Beginning of Period..................   $     25.51           $     27.61          $     35.99
                                                         -----------           -----------          -----------
  Net investment income/(loss)........................         (0.11)/(b)/           (0.17)/(b)/          (0.04)/(b)/
  Net realized and unrealized gains/(losses) on
   investments, futures contracts and swaps contracts.         (3.17)                (1.93)               (7.90)
                                                         -----------           -----------          -----------
  Total income/(loss) from investment operations......         (3.28)                (2.10)               (7.94)
                                                         -----------           -----------          -----------
Distributions to Shareholders From:
  Net investment income...............................            --                    --                (0.02)
  Net realized gains on investments and futures
   contracts..........................................            --                    --                (0.42)
                                                         -----------           -----------          -----------
  Total distributions.................................            --                    --                (0.44)
                                                         -----------           -----------          -----------
Net Asset Value, End of Period........................   $     22.23           $     25.51          $     27.61
                                                         ===========           ===========          ===========
Total Return..........................................        (12.86)%/(c)/          (7.61)%             (22.14)%
Ratios/Supplemental Data:
Net assets, end of period.............................   $31,643,419           $89,040,827          $33,387,952
Ratio of expenses to average net assets...............          1.98%/(d)/            2.11%                1.95%
Ratio of net investment income/(loss) to average net
 assets...............................................         (0.86)%/(d)/          (0.69)%              (0.12)%
Ratio of expenses to average net assets*..............          2.17%/(d)/            2.11%                2.24%
Portfolio turnover....................................           741%                  842%                1971%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                          For the period
                                                       October 18, 1999/(a)/
                                                             through
                                                        December 31, 1999
                                                       --------------------

Net Asset Value, Beginning of Period..................      $    30.00
                                                            ----------
  Net investment income/(loss)........................            0.06
  Net realized and unrealized gains/(losses) on
   investments, futures contracts and swaps contracts.            5.93
                                                            ----------
  Total income/(loss) from investment operations......            5.99
                                                            ----------
Distributions to Shareholders From:
  Net investment income...............................
  Net realized gains on investments and futures
   contracts..........................................              --
                                                            ----------
  Total distributions.................................              --
                                                            ----------
Net Asset Value, End of Period........................      $    35.99
                                                            ==========
Total Return..........................................           19.97%/(c)/
Ratios/Supplemental Data:
Net assets, end of period.............................      $9,803,920
Ratio of expenses to average net assets...............            1.70%/(d)/
Ratio of net investment income/(loss) to average net
 assets...............................................            1.75%/(d)/
Ratio of expenses to average net assets*..............            2.53%/(d)/
Portfolio turnover....................................             686%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraOTC                      Investments
             (Unaudited)                            June 30, 2002


            Common Stocks (82.1%)
                                                    Shares   Value
                                                    ------ ----------
           Abgenix, Inc.*..........................  3,120 $   30,576
           ADC Telecommunications, Inc.*........... 37,180     85,142
           Adobe Systems, Inc......................  8,710    248,235
           Altera Corp.*........................... 20,280    275,808
           Amazon.com, Inc.*.......................  9,360    152,100
           Amgen, Inc.*............................ 18,070    756,771
           Andrx Group*............................  2,600     70,122
           Apollo Group, Inc.--Class A*............  6,500    256,230
           Apple Computer, Inc.*................... 18,590    329,415
           Applied Materials, Inc.*................ 31,850    605,787
           Applied Micro Circuits Corp.*........... 13,130     62,105
           Atmel Corp.*............................ 13,130     82,194
           BEA Systems, Inc.*...................... 14,040    133,520
           Bed Bath & Beyond, Inc.*................ 14,690    554,401
           Biogen, Inc.*...........................  6,890    285,453
           Biomet, Inc............................. 13,520    366,663
           Broadcom Corp.--Class A*................  6,630    116,290
           Brocade Communications Systems, Inc.*...  8,840    154,523
           CDW Computer Centers, Inc.*.............  3,380    158,218
           Cephalon, Inc.*.........................  1,950     88,140
           Charter Communications, Inc.--Class A*.. 11,440     46,675
           Check Point Software Technologies, Ltd.*  8,970    121,633
           Chiron Corp.*........................... 10,010    353,854
           CIENA Corp.*............................ 14,690     61,551
           Cintas Corp.............................  7,670    379,128
           Cisco Systems, Inc.*.................... 97,890  1,365,565
           Citrix Systems, Inc.*...................  8,060     48,682
           Comcast Corp.--Special Class A*......... 16,770    399,796
           Compuware Corp.*........................  8,580     52,081
           Comverse Technology, Inc.*..............  7,280     67,413
           Concord EFS, Inc.*...................... 21,580    650,422
           Conexant Systems, Inc.*................. 10,660     17,269
           Costco Wholesale Corp.*.................  8,970    346,421
           CYTYC Corp.*............................  4,810     36,652
           Dell Computer Corp.*.................... 35,750    934,505
           Dollar Tree Stores, Inc.*...............  4,030    158,822
           eBay, Inc.*.............................  7,800    480,636
           EchoStar Communications Corp.--Class A*.  9,360    173,722
           Electronic Arts, Inc.*..................  5,200    343,460
           Ericsson (LM) Telephone Co.--ADR*....... 34,190     49,234
           Express Scripts, Inc.--Class A*.........  2,730    136,800
           Fiserv, Inc.*...........................  8,970    329,289
           Flextronics International, Ltd.*........ 20,800    148,304
           Gemstar-TV Guide International, Inc.*... 16,250     87,588
           Genzyme Corp.--General Division*........ 10,010    192,592
           Gilead Sciences, Inc.*..................  7,150    235,092
           Human Genome Sciences, Inc.*............  4,810     64,454
           I2 Technologies, Inc.*.................. 17,160     25,397
           ICOS Corp.*.............................  2,210     37,482
           IDEC Pharmaceuticals Corp.*.............  6,240    221,208
           ImClone Systems, Inc.*..................  2,860     24,868
           Immunex Corp.*.......................... 28,340    633,115
           Integrated Device Technology, Inc.*.....  3,770     68,388
           Intel Corp.............................. 87,620  1,600,818
           Intuit, Inc.*........................... 10,010    497,697
           Invitrogen Corp.*.......................  1,820     58,258
           JDS Uniphase Corp.*..................... 53,690    143,352
           Juniper Networks, Inc.*.................  8,190     46,274

           Common Stocks, (continued)
                                                  Shares      Value
                                                 --------- -----------
          KLA-Tencor Corp.*.....................    8,580  $   377,434
          Linear Technology Corp................   15,860      498,480
          Maxim Integrated Products, Inc.*......   16,900      647,777
          MedImmune, Inc.*......................   10,010      264,264
          Mercury Interactive Corp.*............    3,380       77,605
          Microchip Technology, Inc.*...........    6,240      171,163
          Microsoft Corp.*......................   69,810    3,818,607
          Millennium Pharmaceuticals, Inc.*.....   11,570      140,576
          Molex, Inc............................    3,640      122,049
          Network Appliance, Inc.*..............   13,130      163,337
          Nextel Communications, Inc.-- Class A*   37,570      120,600
          Novellus Systems, Inc.*...............    5,590      190,060
          NVIDIA Corp.*.........................    6,110      104,970
          Oracle Corp.*.........................   85,670      811,295
          PACCAR, Inc...........................    4,810      213,516
          PanAmSat Corp.*.......................    7,540      170,404
          Paychex, Inc..........................   13,260      414,905
          PeopleSoft, Inc.*.....................   16,380      243,734
          PMC-Sierra, Inc.*.....................    6,890       63,870
          Protein Design Labs, Inc.*............    3,250       35,295
          QLogic Corp.*.........................    3,510      133,731
          Qualcomm, Inc.*.......................   34,710      954,177
          Rational Software Corp.*..............    7,670       62,971
          RF Micro Devices, Inc.*...............    7,150       54,483
          Sanmina-SCI Corp.*....................   20,930      132,068
          Sepracor, Inc.*.......................    3,120       29,796
          Siebel Systems, Inc.*.................   20,800      295,776
          Skyworks Solutions, Inc.*.............    4,605       25,558
          Smurfit-Stone Container Corp.*........    8,970      138,317
          Staples, Inc.*........................   11,700      230,490
          Starbucks Corp.*......................   20,150      500,728
          Sun Microsystems, Inc.*...............   52,910      265,079
          Symantec Corp.*.......................    5,590      183,632
          Synopsys, Inc.*.......................    2,600      142,506
          Tellabs, Inc.*........................    8,710       54,002
          TMP Worldwide, Inc.*..................    4,420       95,030
          USA Networks, Inc.*...................   14,950      350,578
          VeriSign, Inc.*.......................    8,320       59,821
          Veritas Software Corp.*...............   15,600      308,724
          Vitesse Semiconductor Corp.*..........    8,190       25,471
          WorldCom, Inc.--WorldCom Group*.......   49,120        6,877
          Xilinx, Inc.*.........................   16,640      373,235
          Yahoo!, Inc.*.........................   10,790      159,260
                                                           -----------
          TOTAL COMMON STOCKS...................            28,682,441
                                                           -----------
           Federal Home Loan Bank (0.4%)
                                                 Principal
                                                  Amount
                                                 ---------
          Federal Home Loan Bank,
           1.35%, 07/01/02...................... $126,000      125,986
                                                           -----------
          TOTAL FEDERAL HOME LOAN BANK..........               125,986
                                                           -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP UltraOTC                      Investments
             (Unaudited)                            June 30, 2002

          Repurchase Agreement (15.7%)
                                                 Principal
                                                  Amount       Value
                                                 ---------- -----------
         State Street Bank, 1.60%, 07/01/02,
          dated 06/28/02, with maturity value of
          $5,500,733 (Fully collateralized by
          various U.S. Government Securities)... $5,500,000 $ 5,500,000
                                                            -----------
         TOTAL REPURCHASE AGREEMENT.............              5,500,000
                                                            -----------
         TOTAL INVESTMENTS
           (Cost $33,462,684)/(a)/--(98.2%).....             34,308,427
         Other assets in excess of
          liabilities--(1.8%)...................                638,251
                                                            -----------
         NET ASSETS--100.0%.....................            $34,946,678
                                                            ===========

              Futures Contracts Purchased
                                                        Unrealized
                                              Contracts    Gain
                                              --------- ----------
             NASDAQ Future Contract expiring
              September 2002 (Underlying face
              amount at value $5,480,800)....    52      $25,339

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $ 3,261,255
                    Unrealized depreciation....  (2,415,512)
                                                -----------
                    Net unrealized appreciation $   845,743
                                                ===========

ADR--American Depositary Receipt.

The ProFund VP UltraOTC's investment concentration based on net assets, by industry, as of June 30, 2002, was as follows:

                    Auto Manufacturers...............  0.6%
                    Biotechnology....................  8.0%
                    Commercial Services..............  3.8%
                    Computers........................  6.6%
                    Electrical Components & Equipment  0.3%
                    Electronics......................  0.8%
                    Health Care......................  1.2%
                    Internet.........................  3.7%
                    Media............................  2.5%
                    Packaging & Containers...........  0.4%
                    Pharmaceuticals..................  2.5%
                    Retail...........................  5.6%
                    Semiconductors................... 15.6%
                    Software......................... 19.8%
                    Telecommunications...............  9.6%
                    Textiles.........................  1.1%
                    Other............................ 17.9%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC
(Unaudited)

 Statement of Assets and Liabilities
                                                      June 30, 2002
Assets:
  Investments, at value (cost $27,962,684)........... $  28,808,427
  Repurchase agreements, at amortized cost...........     5,500,000
                                                      -------------
   Total Investments.................................    34,308,427
  Cash...............................................       751,838
  Dividends and interest receivable..................           979
  Unrealized appreciation on swap contracts..........        19,918
  Prepaid expenses...................................           978
                                                      -------------
   Total Assets......................................    35,082,140
                                                      -------------
Liabilities:
  Advisory fees payable..............................        24,992
  Management services fees payable...................         2,168
  Administration fees payable........................         1,811
  Administrative services fees payable...............        58,744
  Distribution fees payable..........................        33,673
  Other accrued expenses.............................        14,074
                                                      -------------
   Total Liabilities.................................       135,462
                                                      -------------
Net Assets........................................... $  34,946,678
                                                      =============
Net Assets consist of:
  Capital............................................ $ 448,080,023
  Accumulated net investment loss....................      (539,733)
  Accumulated net realized losses on investments,
   futures contracts and swap contracts..............  (413,484,612)
  Net unrealized appreciation/(depreciation) on
   investments, futures contracts and
   swap contracts....................................       891,000
                                                      -------------
Net Assets........................................... $  34,946,678
                                                      =============
  Shares of Beneficial Interest Outstanding..........    17,938,343
                                                      =============
  Net Asset Value (offering and redemption price per
   share)............................................ $        1.95
                                                      =============

 Statement of Operations
                              For the six months ended June 30, 2002
Investment Income:
  Interest............................................. $     93,296
  Dividends............................................       20,305
                                                        ------------
   Total Income........................................      113,601
                                                        ------------
Expenses:
  Advisory fees........................................      259,632
  Management services fees.............................       51,927
  Administration fees..................................       14,581
  Administrative services fees.........................      127,210
  Distribution fees....................................       86,544
  Custody fees.........................................       36,443
  Fund accounting fees.................................       29,104
  Transfer agent fees..................................       35,401
  Other fees...........................................       51,303
                                                        ------------
   Total Expenses before waivers.......................      692,145
   Less Expenses waived by the Investment
    Advisor............................................       (8,040)
                                                        ------------
   Net Expenses........................................      684,105
                                                        ------------
Net Investment Loss....................................     (570,504)
                                                        ------------
Realized and Unrealized Losses on Investments:
  Net realized losses on investments and
   swap contracts......................................  (47,244,714)
  Net realized losses on futures contracts.............   (1,909,465)
  Net change in unrealized appreciation/(depreciation)
   on investments, futures contracts and
   swap contracts......................................   (8,850,588)
                                                        ------------
   Net realized and unrealized losses on
    investments, futures contracts and
    swap contracts.....................................  (58,004,767)
                                                        ------------
Change in Net Assets Resulting from Operations......... $(58,575,271)
                                                        ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Statements of Changes in Net Assets
                                                                      For the           For the
                                                                  six months ended    year ended
                                                                   June 30, 2002   December 31, 2001
                                                                  ---------------- -----------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment loss.............................................  $    (570,504)    $  (1,375,804)
 Net realized losses on investments and swap contracts...........    (47,244,714)     (171,063,367)
 Net realized gains/(losses) on futures contracts................     (1,909,465)       25,813,670
 Net change in unrealized appreciation/(depreciation) on
   investments, futures contracts and swap contracts.............     (8,850,588)       36,284,761
                                                                   -------------     -------------
 Change in net assets resulting from operations..................    (58,575,271)     (110,340,740)
                                                                   -------------     -------------
Capital Transactions:
 Proceeds from shares issued.....................................    432,945,293       401,093,771
 Cost of shares redeemed.........................................   (441,554,695)     (304,119,558)
                                                                   -------------     -------------
 Change in net assets resulting from capital transactions........     (8,609,402)       96,974,213
                                                                   -------------     -------------
 Change in net assets............................................    (67,184,673)      (13,366,527)
Net Assets:
 Beginning of period.............................................    102,131,351       115,497,878
                                                                   -------------     -------------
 End of period...................................................  $  34,946,678     $ 102,131,351
                                                                   =============     =============
Share Transactions:
 Issued..........................................................    112,503,326        67,747,393
 Redeemed........................................................   (115,721,500)      (54,069,370)
                                                                   -------------     -------------
 Change in shares................................................     (3,218,174)       13,678,023
                                                                   =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Financial Highlights
For a share of beneficial interest outstanding
throughout the periods indicated.
                                                                                                             For the period
                                                   For the              For the              For the      October 18, 1999/(a)/
                                               six months ended       year ended           year ended           through
                                                June 30, 2002      December 31, 2001    December 31, 2000  December 31, 1999
                                              ----------------     -----------------    ----------------- --------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.........   $      4.83          $      15.44         $      70.93        $     30.00
                                                -----------          ------------         ------------        -----------
 Net investment loss.........................         (0.03)/(b)/           (0.11)/(b)/          (0.40)             (0.06)
 Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts............................         (2.85)               (10.50)              (51.29)             40.99
                                                -----------          ------------         ------------        -----------
 Total income/(loss) from investment
   activities................................         (2.88)               (10.61)              (51.69)             40.93
                                                -----------          ------------         ------------        -----------
Distributions to Shareholders From:
 Net realized gains on investments and
   futures contracts.........................            --                    --                (3.80)                --
                                                -----------          ------------         ------------        -----------
 Total distributions.........................            --                    --                (3.80)                --
                                                -----------          ------------         ------------        -----------
Net Asset Value, End of Period...............   $      1.95          $       4.83         $      15.44        $     70.93
                                                ===========          ============         ============        ===========
Total Return.................................        (59.63)%/(c)/         (68.72)%             (73.37)%           136.43%/(c)/
Ratios/Supplemental Data:
Net assets, end of period....................   $34,946,678          $102,131,351         $115,497,878        $67,897,587
Ratio of expenses to average net assets......          1.98%/(d)/            1.95%                1.65%              1.65%/(d)/
Ratio of net investment loss to average net
 assets......................................         (1.66)%/(d)/          (1.60)%              (0.79)%            (0.77)%/(d)/
Ratio of expenses to average net assets*.....          2.00%/(d)/            1.95%                1.65%              1.97%/(d)/
Portfolio turnover...........................           415%/(c)/             465%                 683%               101%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/ Commencement of operations.
/(b)/ Per share net investment loss has been calculated using the daily average shares method.
/(c)/ Not annualized.
/(d)/ Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Bear                          Investments
             (Unaudited)                            June 30, 2002

         Options Purchased (7.9%)
                                                 Shares        Value
                                               ----------- ------------
        S&P 500 Call Option
         expiring July 2002 @1325.............          20 $        200
        S&P 500 July Call Option
         expiring July 2002 @ 1400............         320        3,200
        S&P 500 Put Option
         expiring August 2002 @ 1800..........          22    4,455,000
                                                           ------------
        TOTAL OPTIONS PURCHASED...............                4,458,400
                                                           ------------
         Federal Home Loan Bank (16.7%)
                                                Principal
                                                 Amount
                                               -----------
        Federal Home Loan Bank,
         1.60%, 07/10/02...................... $ 9,379,000    9,373,998
                                                           ------------
        TOTAL FEDERAL HOME LOAN
         BANK.................................                9,373,998
                                                           ------------
         Federal Home Loan Mortgage Corporation (19.8%)
        Federal Home Loan Mortgage
         Corporation, 1.35%, 07/01/02.........   5,577,000    5,576,372
        Federal Home Loan Mortgage
         Corporation, 1.35%, 07/01/02.........   5,577,000    5,576,373
                                                           ------------
        TOTAL FEDERAL HOME LOAN
         MORTGAGE CORPORATION.................               11,152,745
                                                           ------------
         Federal National Mortgage Association (26.5%)
        Federal National Mortgage Association,
         1.35%, 07/01/02......................   5,577,000    5,576,373
        Federal National Mortgage Association,
         1.60%, 07/03/02......................   9,366,000    9,363,918
                                                           ------------
        TOTAL FEDERAL NATIONAL
         MORTGAGE ASSOCIATION.................               14,940,291
                                                           ------------
         Student Loan Marketing Association (9.9%)
        Student Loan Marketing Association,
         1.35%, 07/01/02......................   5,577,000    5,576,373
                                                           ------------
        TOTAL STUDENT LOAN
         MARKETING ASSOCIATION................                5,576,373
                                                           ------------
         U.S. Treasury Bills (16.7%)
        U.S. Treasury Bills, 1.30%, 07/05/02..   9,371,000    9,368,631
                                                           ------------
        TOTAL U.S. TREASURY BILLS.............                9,368,631
                                                           ------------
         Repurchase Agreement (22.4%)
        State Street Bank, 1.60%, 07/01/02,
         dated 06/28/02, with maturity value
         of $12,603,680 (Fully collateralized
         by various U.S. Government
         Securities)..........................  12,602,000   12,602,000
                                                           ------------
        TOTAL REPURCHASE
         AGREEMENT............................               12,602,000
                                                           ------------
        TOTAL INVESTMENTS
         (Cost $67,316,122)/(a)/--(119.9%)                   67,472,438
        Liabilities in excess of
         other assets--(-19.9%)...............              (11,212,579)
                                                           ------------
        NET ASSETS--(100.0%)..................             $ 56,259,859
                                                           ============

           Futures Contracts Sold
                                                            Unrealized
                                                  Contracts    Gain
                                                  --------- ----------
          E-mini S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $99,000)..............      2     $ 2,330
          S&P 500 Future Contract expiring
           September 2002 (Underlying face
           amount at value $62,370,00)...........    206     $75,395

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:


                     Unrealized appreciation.... $ 449,580
                     Unrealized depreciation....  (293,264)
                                                 ---------
                     Net unrealized appreciation $ 156,316
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $54,714,122)...........  $54,870,438
        Repurchase agreement, at amortized cost............   12,602,000
                                                             -----------
         Total Investments.................................   67,472,438
        Cash...............................................      923,581
        Interest receivable................................        1,680
        Variation margin on futures contracts..............      149,600
        Prepaid expenses...................................        1,166
                                                             -----------
         Total Assets......................................   68,548,465
                                                             -----------
      Liabilities:
        Payable for capital shares redeemed................   12,107,220
        Advisory fees payable..............................       41,311
        Management services fees payable...................        9,435
        Administration fees payable........................        3,032
        Administrative services fees payable...............       70,140
        Distribution fees payable..........................       37,310
        Other accrued expenses.............................       20,158
                                                             -----------
         Total Liabilities.................................   12,288,606
                                                             -----------
      Net Assets...........................................  $56,259,859
                                                             ===========
      Net Assets consist of:
        Capital............................................  $57,231,795
        Accumulated undistributed net investment income....       27,222
        Accumulated net realized losses on investments
         and futures contracts.............................   (1,233,199)
        Net unrealized appreciation/(depreciation) on
         investments and futures contracts.................      234,041
                                                             -----------
      Net Assets...........................................  $56,259,859
                                                             ===========
        Shares of Beneficical Interest Outstanding.........    1,409,387
                                                             ===========
        Net Asset Value (offering and redemption price per
         share)............................................  $     39.92
                                                             ===========

      Statement of Operations
                                   For the six months ended June 30, 2002
     Investment Income:
       Interest............................................. $    410,434
                                                             ------------
     Expenses:
       Advisory fees........................................      211,317
       Management services fees.............................       42,264
       Administration fees..................................       16,646
       Administrative services fees.........................      116,375
       Distribution fees....................................       70,439
       Custody fees.........................................       17,535
       Fund accounting fees.................................       20,136
       Transfer agent fees..................................       20,678
       Other fees...........................................       31,293
                                                             ------------
        Total Expenses......................................      546,683
                                                             ------------
     Net Investment Loss....................................     (136,249)
                                                             ------------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments...................  (31,645,308)
       Net realized gains on futures contracts..............   35,279,680
       Net change in unrealized appreciation/(depreciation)
        on investments and futures contracts................      418,241
                                                             ------------
        Net realized and unrealized gains on investments
         and futures contracts..............................    4,052,613
                                                             ------------
     Change in Net Assets Resulting from Operations......... $  3,916,364
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

 Statements of Changes in Net Assets

                                                                                                 For the
                                                                                             six months ended
                                                                                              June 30, 2002
                                                                                             ----------------
                                                                                               (Unaudited)
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................  $    (136,249)
  Net realized losses on investments........................................................    (31,645,308)
  Net realized gains on futures contracts...................................................     35,279,680
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.        418,241
                                                                                              -------------
  Change in net assets resulting from operations............................................      3,916,364
                                                                                              -------------
Capital Transactions:
  Proceeds from shares issued...............................................................    947,251,179
  Cost of shares redeemed...................................................................   (932,197,929)
                                                                                              -------------
  Change in net assets resulting from capital transactions..................................     15,053,250
                                                                                              -------------
  Change in net assets......................................................................     18,969,614
Net Assets:
  Beginning of period.......................................................................     37,290,245
                                                                                              -------------
  End of period.............................................................................  $  56,259,859
                                                                                              =============
Share Transactions:
  Issued....................................................................................     25,703,478
  Redeemed..................................................................................    (25,357,364)
                                                                                              -------------
  Change in shares..........................................................................        346,114
                                                                                              =============

 Statements of Changes in Net Assets
                                                                                                For the period
                                                                                             January 22, 2001/(a)/
                                                                                                   through
                                                                                              December 31, 2001
                                                                                             --------------------

From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................    $     157,452
  Net realized losses on investments........................................................      (38,522,278)
  Net realized gains on futures contracts...................................................       33,654,707
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.         (184,200)
                                                                                                -------------
  Change in net assets resulting from operations............................................       (4,894,319)
                                                                                                -------------
Capital Transactions:
  Proceeds from shares issued...............................................................      425,796,658
  Cost of shares redeemed...................................................................     (383,612,094)
                                                                                                -------------
  Change in net assets resulting from capital transactions..................................       42,184,564
                                                                                                -------------
  Change in net assets......................................................................       37,290,245
Net Assets:
  Beginning of period.......................................................................               --
                                                                                                -------------
  End of period.............................................................................    $  37,290,245
                                                                                                =============
Share Transactions:
  Issued....................................................................................       12,150,320
  Redeemed..................................................................................      (11,087,047)
                                                                                                -------------
  Change in shares..........................................................................        1,063,273
                                                                                                =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                 For the period
                                                                             For the six      January 22, 2001/(a)/
                                                                            months ended            through
                                                                            June 30, 2002      December 31, 2001
                                                                          -------------       --------------------
                                                                             (Unaudited)
Net Asset Value, Beginning of Period.....................................  $     35.07            $     30.00
                                                                           -----------            -----------
Investment Activities:
  Net investment income/(loss)...........................................        (0.09)/(b)/            0.26 /(b)/
  Net realized and unrealized gains on investments and futures contracts.         4.94                  4.81 /(c)/
                                                                           -----------            -----------
  Total income from investment activities................................         4.85                   5.07
                                                                           -----------            -----------
Net Asset Value, End of Period...........................................  $     39.92            $     35.07
                                                                           ===========            ===========
Total Return.............................................................        13.83%/(d)/            16.90%/(d)/
Ratios/Supplemental Data:
Net assets, end of period................................................  $56,259,859            $37,290,245
Ratio of expenses to average net assets..................................         1.94%/(e)/             1.89%/(e)/
Ratio of net investment income/(loss) to average net assets..............        (0.48)%/(e)/            0.77%/(e)/
Portfolio turnover.......................................................           --                   1144%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Short OTC                     Investments
             (Unaudited)                            June 30, 2002


          Options Purchased (0.0%)
                                                Contracts     Value
                                                ---------- -----------
         NASDAQ Call Option expiring July 2002
          @ $3400..............................         20 $        60
                                                           -----------
         TOTAL OPTIONS PURCHASED...............                     60
                                                           -----------
          Federal Home Loan Bank (34.7%)
                                                Principal
                                                 Amount
                                                ----------
         Federal Home Loan Bank, 1.35%,
          07/01/02............................. $3,710,000   3,709,583
         Federal Home Loan Bank, 1.60%,
          07/10/02.............................  6,251,000   6,247,666
                                                           -----------
         TOTAL FEDERAL HOME
          LOAN BANK............................              9,957,249
                                                           -----------
          Federal Home Loan Mortgage Corporation (12.9%)
         Federal Home Loan Mortgage
          Corporation, 1.35%, 07/01/02.........  3,710,000   3,709,583
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          MORTGAGE CORPORATION.................              3,709,583
                                                           -----------
          Federal National Mortgage Association (34.8%)
         Federal National Mortgage Association,
          1.35%, 07/01/02......................  7,045,000   7,044,207
         Federal National Mortgage Association,
          1.60%, 07/03/02......................  2,917,000   2,916,352
                                                           -----------
         TOTAL FEDERAL NATIONAL
          MORTGAGE ASSOCIATION.................              9,960,559
                                                           -----------
          Student Loan Marketing Association (12.9%)
         Student Loan Marketing Association,
          1.35%, 07/01/02......................  3,710,000   3,709,583
                                                           -----------
         TOTAL STUDENT LOAN MARKETING
          ASSOCIATION..........................              3,709,583
                                                           -----------

          U.S. Treasury Bills (21.8%)
                                               Principal
                                                Amount        Value
                                               ---------- ------------
         U.S. Treasury Bills, 1.30%, 07/05/02. $6,250,000 $  6,248,420
                                                          ------------
         TOTAL U.S. TREASURY BILLS............               6,248,420
                                                          ------------
          Repurchase Agreement (29.3%)
         State Street Bank, 1.60%, 07/01/02,
          dated 06/28/02, with market value of
          $8,398,120 (Fully collateralized by
          various U.S. Government Securities).  8,397,000    8,397,000
                                                          ------------
         TOTAL REPURCHASE AGREEMENT...........               8,397,000
                                                          ------------
         TOTAL INVESTMENTS
          (Cost $41,986,538)/(a)/--(146.4%)..............   41,982,454
         Liabilities in excess of other assets--(-46.4%).  (13,299,631)
                                                          ------------
         NET ASSETS--(100.0%)............................ $ 28,682,823
                                                          ============

              Futures Contracts Sold
                                                        Unrealized
                                              Contracts    Loss
                                              --------- ----------
             NASDAQ Future Contract expiring
              September 2002 (Underlying face
              amount at value $527,000)......     5        $(25)

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

               Unrealized appreciation................. $     0
               Unrealized depreciation.................  (4,084)
                                                        -------
               Net unrealized depreciation............. $(4,084)
                                                        =======

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC
(Unaudited)

 Statement of Assets and Liabilities
                                                                 June 30, 2002
Assets:
 Investments, at value (cost $33,589,538).......................  $33,585,454
 Repurchase agreement, at amortized cost........................    8,397,000
                                                                  -----------
   Total Investments............................................   41,982,454
 Cash...........................................................       18,470
 Interest receivable............................................        1,120
                                                                  -----------
   Total Assets.................................................   42,002,044
                                                                  -----------
Liabilities:
 Payable for capital shares redeemed............................   13,233,815
 Unrealized depreciation on swap contracts......................       24,709
 Variation margin on futures contracts..........................           30
 Advisory fees payable..........................................       19,193
 Management services fees payable...............................        3,839
 Administrative services fees payable...........................       17,921
 Distribution fees payable......................................        8,960
 Other accrued expenses.........................................       10,754
                                                                  -----------
   Total Liabilities............................................   13,319,221
                                                                  -----------
Net Assets......................................................  $28,682,823
                                                                  ===========
Net Assets consist of:
 Capital........................................................  $24,488,310
 Accumulated net investment loss................................      (15,314)
 Accumulated net realized gains on investments, futures
   contracts and swap contracts.................................    4,238,645
 Net unrealized appreciation/(depreciation) on investments,
   futures contracts and swap contracts.........................      (28,818)
                                                                  -----------
Net Assets......................................................  $28,682,823
                                                                  ===========
 Shares of Beneficial Interest Outstanding......................      821,978
                                                                  ===========
 Net Asset Value (offering and redemption price per share)......  $     34.89
                                                                  ===========

 Statement of Operations
                       For the period May 1, 2002/(a)/ through June 30, 2002
Investment Income:
 Interest........................................................ $   54,576
                                                                  ----------
Expenses:
 Advisory fees...................................................     26,881
 Management services fees........................................      5,376
 Administration fees.............................................        750
 Administrative services fees....................................     17,921
 Distribution fees...............................................      8,960
 Custody fees....................................................      2,963
 Fund accounting fees............................................      1,399
 Transfer agent fees.............................................        387
 Other fees......................................................      5,253
                                                                  ----------
   Total Expenses................................................     69,890
                                                                  ----------
Net Investment Loss..............................................    (15,314)
                                                                  ----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized gains on investments and swap contracts............  4,236,985
 Net realized gains on futures contracts.........................      1,660
 Net change in unrealized appreciation/(depreciation) on
   investments, futures contracts and swap contracts.............    (28,818)
                                                                  ----------
   Net realized and unrealized gains on investments, futures
    contracts and swap contracts.................................  4,209,827
                                                                  ----------
Change in Net Assets Resulting from Operations................... $4,194,513
                                                                  ==========

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC

 Statement of Changes in Net Assets
                                                                 For the period
                                                                 May 1, 2002/(a)/
                                                                     through
                                                                  June 30, 2002
                                                                 ---------------
                                                                   (Unaudited)
From Investment Activities:
Operations:
 Net investment loss............................................  $    (15,314)
 Net realized gains on investments and swap contracts...........     4,236,985
 Net realized gains on futures contracts........................         1,660
 Net change in unrealized appreciation/(depreciation) on
   investments, futures contracts and swap contracts............       (28,818)
                                                                  ------------
 Change in net assets resulting from operations.................     4,194,513
                                                                  ------------
Capital Transactions:
 Proceeds from shares issued....................................    98,390,223
 Cost of shares redeemed........................................   (73,901,913)
                                                                  ------------
 Change in net assets resulting from capital transactions.......    24,488,310
                                                                  ------------
 Change in net assets...........................................    28,682,823
Net Assets:
 Beginning of period............................................            --
                                                                  ------------
 End of period..................................................  $ 28,682,823
                                                                  ============
Share Transactions:
 Issued.........................................................     3,155,852
 Redeemed.......................................................    (2,333,874)
                                                                  ------------
 Change in shares...............................................       821,978
                                                                  ============

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                                           For the period
                                                                                           May 1, 2002/(a)/
                                                                                               through
                                                                                            June 30, 2002
                                                                                          ---------------
                                                                                             (Unaudited)
Net Asset Value, Beginning of Period.....................................................   $     30.00
                                                                                            -----------
Investment Activities:
  Net investment loss....................................................................         (0.02)/(b)/
  Net realized and unrealized gains on investments, futures contracts and swap contracts.          4.91
                                                                                            -----------
  Total income from investment activities................................................          4.89
                                                                                            -----------
Net Asset Value, End of Period...........................................................   $     34.89
                                                                                            ===========
Total Return.............................................................................         16.30%/(c)/
Ratios/Supplemental Data:
Net assets, end of period................................................................    28,682,823
Ratio of expenses to average net assets..................................................          1.94%/(d)/
Ratio of net investment loss to average net assets.......................................         (0.43)%/(d)/
Portfolio turnover.......................................................................            --

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Rising Rates                  Investments
             Opportunity                            June 30, 2002
             (Unaudited)

           Federal Home Loan Bank (23.8%)
                                                  Principal
                                                   Amount     Value
                                                  --------- ----------
          Federal Home Loan Bank,
           1.35%, 07/01/02....................... $220,000  $  219,975
          Federal Home Loan Bank,
           1.60%, 07/10/02.......................  372,000     371,802
                                                            ----------
          TOTAL FEDERAL HOME LOAN BANK...........              591,777
                                                            ----------
           Federal Home Loan Mortgage Corporation (8.9%)
          Federal Home Loan Mortgage Corporation,
           1.35%, 07/01/02.......................  220,000     219,975
                                                            ----------
          TOTAL FEDERAL HOME LOAN
           MORTGAGE CORPORATION..................              219,975
                                                            ----------
           Federal National Mortgage Association (23.8%)
          Federal National Mortgage Association,
           1.35%, 07/01/02.......................  220,000     219,975
          Federal National Mortgage Association,
           1.60%, 07/03/02.......................  372,000     371,918
                                                            ----------
          TOTAL FEDERAL NATIONAL
           MORTGAGE ASSOCIATION..................              591,893
                                                            ----------
           Student Loan Marketing Association (8.9%)
          Student Loan Marketing Association,
           1.35%, 07/01/02.......................  220,000     219,975
                                                            ----------
          TOTAL STUDENT LOAN MARKETING
           ASSOCIATION...........................              219,975
                                                            ----------

         U.S. Treasury Bills (15.0%)
                                                   Principal
                                                    Amount      Value
                                                   --------- ----------
        U.S. Treasury Bills, 1.30%, 07/05/02...... $372,000  $  371,906
                                                             ----------
        TOTAL U.S. TREASURY BILLS.................              371,906
                                                             ----------
         Repurchase Agreement (20.1%)
        State Street Bank, 1.60%, 07/01/02, dated
         06/28/02, with maturity value of $498,066
         (Fully collateralized by various U.S.
         Government Securities)...................  498,000     498,000
                                                             ----------
        TOTAL REPURCHASE AGREEMENT................              498,000
                                                             ----------
        TOTAL INVESTMENTS
         (Cost $2,493,764)/(a)/--(100.5%).........            2,493,526
        Liabilities in excess of other
         assets--(-0.5%)..........................              (11,497)
                                                             ----------
        NET ASSETS--(100.0%)......................           $2,482,029
                                                             ==========

------
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                       Unrealized appreciation.... $   0
                       Unrealized depreciation....  (238)
                                                   -----
                       Net unrealized depreciation $(238)
                                                   =====

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(Unaudited)

        Statement of Assets and Liabilities
                                                          June 30, 2002
       Assets:
         Investments, at value (cost $1,995,765)............ $1,995,526
         Repurchase agreements, at amortized cost...........    498,000
                                                             ----------
          Total Investments.................................  2,493,526
         Cash...............................................      1,191
                                                             ----------
          Total Assets......................................  2,494,717
                                                             ----------
       Liabilities:
         Interest payable...................................      1,336
         Unrealized depreciation on swap contracts..........      3,990
         Advisory fees payable..............................      1,674
         Management services fees payable...................        335
         Administrative services fees payable...............      2,524
         Distribution fees payable..........................      1,262
         Other accrued expenses.............................      1,567
                                                             ----------
          Total Liabilities.................................     12,688
                                                             ----------
       Net Assets........................................... $2,482,029
                                                             ==========
       Net Assets consist of:
         Capital............................................ $2,558,735
         Accumulated net investment loss....................    (38,085)
         Accumulated net realized losses on investments and
          swap contracts....................................    (34,392)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................     (4,229)
                                                             ----------
       Net Assets........................................... $2,482,029
                                                             ==========
         Shares of Beneficial Interest Outstanding..........     84,783
                                                             ==========
         Net Asset Value (offering and redemption price per
          share)............................................ $    29.28
                                                             ==========

       Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
      Investment Income:
        Interest................................................ $(28,191)
                                                                 --------
      Expenses:
        Advisory fees...........................................    3,786
        Management services fees................................      757
        Administration fees.....................................       65
        Administrative services fees............................    2,524
        Distribution fees.......................................    1,262
        Custody fees............................................      656
        Fund accounting fees....................................       98
        Transfer agent fees.....................................      312
        Other fees..............................................      434
                                                                 --------
         Total Expenses.........................................    9,894
                                                                 --------
      Net Investment Loss.......................................  (38,085)
                                                                 --------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap contracts...  (34,392)
        Net change in unrealized appreciation/(depreciation) on
         investments and swap contracts.........................   (4,229)
                                                                 --------
         Net realized and unrealized losses on investments and
          swap contracts........................................  (38,621)
                                                                 --------
      Change in Net Assets Resulting from Operations............ $(76,706)
                                                                 ========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity


 Statement of Changes in Net Assets
                                                                                          For the period
                                                                                          May 1, 2002/(a)/
                                                                                              through
                                                                                           June 30, 2002
                                                                                          ---------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................  $    (38,085)
  Net realized losses on investments and swap contracts..................................       (34,392)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.        (4,229)
                                                                                           ------------
  Change in net assets resulting from operations.........................................       (76,706)
                                                                                           ------------
Capital Transactions:
  Proceeds from shares issued............................................................    22,154,323
  Cost of shares redeemed................................................................   (19,595,588)
                                                                                           ------------
  Change in net assets resulting from capital transactions...............................     2,558,735
                                                                                           ------------
  Change in net assets...................................................................     2,482,029
Net Assets:
  Beginning of period....................................................................            --
                                                                                           ------------
  End of period..........................................................................  $  2,482,029
                                                                                           ============
Share Transactions:
  Issued.................................................................................       740,694
  Redeemed...............................................................................      (655,911)
                                                                                           ------------
  Change in shares.......................................................................        84,783
                                                                                           ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                              For the period
                                                             May 1, 2002/(a)/
                                                                  through
                                                               June 30, 2002
                                                             ---------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period........................   $    30.00
                                                               ----------
Investment Activities:
 Net investment loss........................................        (0.37)/(b)/
 Net realized and unrealized losses on investments and swap
   contracts................................................        (0.35)
                                                               ----------
 Total loss from investment activities......................        (0.72)
                                                               ----------
Net Asset Value, End of Period..............................   $    29.28
                                                               ==========
Total Return................................................        (2.40)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...................................   $2,482,029
Ratio of expenses to average net assets.....................         1.96%/(d)/
Ratio of net investment loss to average net assets..........        (7.55)%/(d)/
Portfolio turnover..........................................           --

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Banks                         Investments
             (Unaudited)                            June 30, 2002

               Common Stocks (95.9%)
                                                Shares    Value
                                                ------ -----------
              Amcore Financial, Inc............    147 $     3,406
              AmSouth Bancorp..................  2,205      49,348
              Anchor BanCorp Wisconsin, Inc....    147       3,544
              Associated Banc-Corp.............    441      16,630
              Astoria Financial Corp...........    539      17,275
              BancorpSouth, Inc................    441       8,908
              Bank of America Corp.............  7,212     507,436
              Bank of Hawaii Corp..............    441      12,348
              Bank of New York Co., Inc........  4,361     147,184
              Bank One Corp....................  7,007     269,629
              Banknorth Group, Inc.............    882      22,950
              Bay View Capital Corp.*..........    343       2,199
              BB&T Corp........................  2,891     111,593
              BSB Bancorp, Inc.................     49       1,307
              Charter One Financial, Inc.......  1,323      45,485
              Chittenden Corp..................    196       5,680
              Citizens Banking Corp............    245       7,100
              City National Corp...............    245      13,169
              Colonial BancGroup, Inc..........    686      10,290
              Comerica, Inc....................  1,078      66,189
              Commerce Bancorp, Inc............    392      17,326
              Commerce Bancshares, Inc.........    343      15,174
              Commercial Federal Corp..........    294       8,526
              Community First Bankshares, Inc..    245       6,392
              Compass Bancshares, Inc..........    784      26,342
              Cullen/Frost Bankers, Inc........    294      10,569
              Dime Community Bancshares, Inc...    147       3,335
              Downey Financial Corp............    147       6,953
              East-West Bancorp, Inc...........    147       5,074
              Fifth Third Bancorp..............  2,940     195,951
              First Midwest Bancorp, Inc.......    294       8,167
              First Sentinel Bancorp, Inc......    147       2,023
              First Tennessee National Corp....    735      28,151
              First Virginia Banks, Inc........    294      15,764
              FirstFed Financial Corp.*........     98       2,842
              FirstMerit Corp..................    490      13,514
              Fleet Boston Financial Corp......  6,272     202,899
              Fulton Financial Corp............    637      12,058
              GBC Bancorp......................     49       1,419
              Golden State Bancorp, Inc........    686      24,868
              Golden West Financial Corp.......    784      53,924
              Greater Bay Bancorp..............    294       9,043
              GreenPoint Financial Corp........    490      24,059
              Harbor Florida Bancshares, Inc...    147       3,262
              Hibernia Corp....................    931      18,424
              Hudson City Bancorp, Inc.........    490       9,751
              Hudson United Bancorp............    294       8,397
              Huntington Bancshares, Inc.......  1,519      29,499
              Independence Community Bank Corp.    294       8,447
              IndyMac Bancorp, Inc.*...........    343       7,779
              J.P. Morgan Chase & Co........... 11,907     403,885
              KeyCorp..........................  2,548      69,560
              M&T Bank Corp....................    539      46,225
              MAF Bancorp, Inc.................    147       5,527
              Marshall & Ilsley Corp...........  1,176      36,374
              Mercantile Bankshares Corp.......    441      18,094
              National City Corp...............  3,136     104,272
              National Commerce Financial Corp.  1,225      32,218
              Net.B@nk, Inc.*..................    294       3,425
              New York Community Bancorp.......    588      15,935

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          North Fork Bancorp, Inc.................    980 $    39,014
          Northern Trust Corp.....................  1,225      53,974
          OceanFirst Financial Corp...............     49       1,183
          Old National Bancorp....................    343       8,729
          Pacific Northwest Bancorp...............     98       3,069
          Park National Corp......................     48       4,128
          People's Bank...........................    343       8,956
          PFF Bancorp, Inc........................     98       3,763
          PNC Financial Services Group............  1,715      89,660
          Popular, Inc............................    686      23,105
          Provident Bankshares Corp...............    147       3,482
          Provident Financial Group, Inc..........    196       5,686
          Regions Financial Corp..................  1,372      48,226
          Republic Bancorp, Inc...................    294       4,392
          Roslyn Bancorp, Inc.....................    490      10,697
          Silicon Valley Bancshares*..............    294       7,750
          Sky Financial Group, Inc................    441       9,327
          South Financial Group, Inc..............    245       5,490
          SouthTrust Corp.........................  2,058      53,755
          Southwest Bancorp of Texas, Inc.*.......    196       7,099
          Sovereign Bancorp, Inc..................  1,568      23,442
          Staten Island Bancorp, Inc..............    343       6,586
          Sterling Bancshares, Inc................    245       3,619
          SunTrust Banks, Inc.....................  1,470      99,548
          Synovus Financial Corp..................  1,568      43,151
          TCF Financial Corp......................    441      21,653
          Texas Regional Bancshares, Inc.--Class A     98       4,862
          Trustmark Corp..........................    343       8,764
          U.S. Bancorp............................ 11,466     267,731
          UCBH Holdings, Inc......................     98       3,725
          Union Planters Corp.....................  1,225      39,653
          UnionBanCal Corp........................    294      13,774
          United Bankshares, Inc..................    245       7,198
          Valley National Bancorp.................    589      16,374
          Wachovia Corp...........................  8,183     312,427
          Washington Federal, Inc.................    392       9,902
          Washington Mutual, Inc..................  5,831     216,388
          Webster Financial Corp..................    294      11,243
          Wells Fargo & Co........................ 10,241     512,665
          Westamerica Bancorporation..............    196       7,754
          Whitney Holding Corp....................    245       7,531
          Wilmington Trust Corp...................    392      11,956
          Zions Bancorp...........................    539      28,082
                                                          -----------
          TOTAL COMMON STOCKS.....................          4,906,630
                                                          -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Banks                         Investments
             (Unaudited)                            June 30, 2002

        Federal Home Loan Bank (1.4%)
                                                     Principal
                                                      Amount     Value
                                                     --------- ----------
       Federal Home Loan Bank, 1.35%,
        07/01/02....................................  $73,000  $   72,992
                                                               ----------
       TOTAL FEDERAL HOME LOAN BANK.................               72,992
                                                               ----------
       TOTAL INVESTMENTS
        (Cost $4,911,103)/(a)/--(97.3%).............            4,979,622
       Other assets in excess of liabilities--(2.7%)              139,031
                                                               ----------
       NET ASSETS--(100.0%).........................           $5,118,653
                                                               ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

               Unrealized appreciation................. $78,037
               Unrealized depreciation.................  (9,518)
                                                        -------
               Net unrealized appreciation............. $68,519
                                                        =======

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks
(Unaudited)

        Statement of Assets and Liabilities
                                                          June 30, 2002
       Assets:
         Investments, at value (cost $4,911,103)............ $4,979,622
         Cash...............................................      1,173
         Dividends and interest receivable..................     10,471
         Receivable for investments sold....................    140,696
                                                             ----------
          Total Assets......................................  5,131,962
                                                             ----------
       Liabilities:
         Advisory fees payable..............................      3,435
         Management services fees payable...................        687
         Administrative services fees payable...............      4,391
         Distribution fees payable..........................      2,196
         Other accrued expenses.............................      2,600
                                                             ----------
          Total Liabilities.................................     13,309
                                                             ----------
       Net Assets........................................... $5,118,653
                                                             ==========
       Net Assets consist of:
         Capital............................................ $5,619,639
         Accumulated undistributed net investment income....      8,879
         Accumulated net realized losses on investments.....   (578,384)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     68,519
                                                             ----------
       Net Assets........................................... $5,118,653
                                                             ==========
         Shares of Beneficial Interest Outstanding..........    175,907
                                                             ==========
         Net Asset Value (offering and redemption price per
          share)............................................ $    29.10
                                                             ==========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Dividends............................................... $  26,093
       Interest................................................        35
                                                                ---------
        Total Income...........................................    26,128
                                                                ---------
     Expenses:
       Advisory fees...........................................     6,587
       Management services fees................................     1,317
       Administration fees.....................................       134
       Administrative services fees............................     4,391
       Distribution fees.......................................     2,196
       Custody fees............................................     1,037
       Fund accounting fees....................................       286
       Transfer agent fees.....................................       331
       Other fees..............................................       970
                                                                ---------
        Total Expenses.........................................    17,249
                                                                ---------
     Net Investment Income.....................................     8,879
                                                                ---------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments......................  (578,384)
       Net change in unrealized appreciation/(depreciation) on
        investments............................................    68,519
                                                                ---------
        Net realized and unrealized losses on investments......  (509,865)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(500,986)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

 Statement of Changes in Net Assets
                                                                       For the period
                                                                       May 1, 2002/(a)/
                                                                           through
                                                                        June 30, 2002
                                                                       ---------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment income...............................................  $      8,879
  Net realized losses on investments..................................      (578,384)
  Net change in unrealized appreciation/(depreciation) on investments.        68,519
                                                                        ------------
  Change in net assets resulting from operations......................      (500,986)
                                                                        ------------
Capital Transactions:
  Proceeds from shares issued.........................................    37,437,633
  Cost of shares redeemed.............................................   (31,817,994)
                                                                        ------------
  Change in net assets resulting from capital transactions............     5,619,639
                                                                        ------------
  Change in net assets................................................     5,118,653
Net Assets:
  Beginning of period.................................................            --
                                                                        ------------
  End of period.......................................................  $  5,118,653
                                                                        ============
Share Transactions:
  Issued..............................................................     1,250,910
  Redeemed............................................................    (1,075,003)
                                                                        ------------
  Change in shares....................................................       175,907
                                                                        ============

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

     Financial Highlights
    Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                     For the period
                                                                    May 1, 2002/(a)/
                                                                         through
                                                                      June 30, 2002
                                                                    ---------------
                                                                       (Unaudited)
    Net Asset Value, Beginning of Period...........................   $    30.00
                                                                      ----------
    Investment Activities:
      Net investment income........................................         0.05/(b)/
      Net realized and unrealized losses on investments............        (0.95)
                                                                      ----------
      Total loss from investment activities........................        (0.90)
                                                                      ----------
    Net Asset Value, End of Period.................................   $    29.10
                                                                      ==========
    Total Return...................................................        (3.00)%/(c)/
    Ratios/Supplemental Data:
    Net assets, end of period......................................   $5,118,653
    Ratio of expenses to average net assets........................         1.97%/(d)/
    Ratio of net investment income to average net assets...........         1.01%/(d)/
    Portfolio turnover.............................................          867%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Basic Materials               Investments
             (Unaudited)                            June 30, 2002

           Common Stocks (97.9%)
                                                   Shares    Value
                                                   ------ -----------
          Air Products & Chemicals, Inc...........  7,520 $   379,534
          AK Steel Holding Corp...................  3,884      43,349
          Alcoa, Inc.............................. 28,012     928,598
          Allegheny Technologies, Inc.............  2,256      35,645
          Ashland, Inc............................  2,068      83,754
          Avery Dennison Corp.....................  3,196     200,549
          Boise Cascade Corp......................  1,880      64,916
          Bowater, Inc............................  1,786      97,105
          Cabot Corp..............................  2,068      59,248
          Cabot Microelectronics Corp.*...........    846      36,513
          Cambrex Corp............................    846      33,925
          Caraustar Industries, Inc...............    940      11,731
          Carpenter Technology Corp...............    658      18,957
          Cleveland-Cliffs, Inc...................    376      10,378
          Crompton Corp...........................  3,760      47,940
          Cytec Industries, Inc.*.................  1,316      41,375
          Dow Chemical Co......................... 29,986   1,030,919
          Du Pont (E.I.) de Nemours............... 28,200   1,252,080
          Eastman Chemical Co.....................  2,538     119,032
          Ecolab, Inc.............................  3,666     169,479
          Engelhard Corp..........................  4,324     122,456
          Ferro Corp..............................  1,128      34,009
          Freeport-McMoRan Copper & Gold, Inc.--
           Class B*...............................  2,914      52,015
          Fuller (H. B.) Co.......................    940      27,533
          Georgia Gulf Corp.......................  1,034      27,339
          Georgia Pacific Corp....................  7,614     187,152
          Great Lakes Chemical Corp...............  1,222      32,371
          Hercules, Inc.*.........................  3,196      37,074
          IMC Global, Inc.........................  3,478      43,475
          International Flavors & Fragrances, Inc.  2,726      88,568
          International Paper Co.................. 15,980     696,408
          Louisiana-Pacific Corp..................  3,478      36,832
          Lubrizol Corp...........................  1,692      56,682
          Lyondell Chemical Co....................  3,854      58,195
          Macdermid, Inc..........................    846      18,189
          MeadWestvaco Corp.......................  6,486     217,670
          Meridian Gold, Inc.*....................  2,538      40,735
          Millennium Chemicals, Inc...............  2,068      29,055
          Newmont Mining Corp..................... 11,280     297,002

         Common Stocks, continued
                                                      Shares    Value
                                                      ------ -----------
        Nucor Corp................................... 2,538  $   165,072
        Olin Corp.................................... 1,504       33,314
        OM Group, Inc................................   940       58,280
        Phelps Dodge Corp............................ 2,914      120,057
        Pope & Talbot, Inc...........................   470        8,803
        Potlatch Corp................................   940       31,979
        PPG Industries, Inc.......................... 5,546      343,297
        Praxair, Inc................................. 5,358      305,245
        Rayonier, Inc................................   940       46,182
        Rohm & Haas Co............................... 5,546      224,558
        RPM, Inc..................................... 3,760       57,340
        RTI International Metals, Inc.*..............   658        7,995
        Ryerson Tull, Inc............................   846        9,839
        Schulman (A.), Inc........................... 1,316       28,227
        Sigma-Aldrich Corp........................... 2,068      103,710
        Solutia, Inc................................. 3,384       23,756
        Stillwater Mining Co.*....................... 1,410       22,955
        Tredegar Corp................................   752       18,161
        United States Steel Corp..................... 3,290       65,438
        Valspar Corp................................. 1,504       67,891
        Wausau-Mosinee Paper Corp.................... 1,598       19,256
        WD-40 Co.....................................   564       15,656
        Wellman, Inc................................. 1,034       17,320
        Weyerhaeuser Co.............................. 7,238      462,145
        Worthington Industries, Inc.................. 2,256       40,833
                                                             -----------
        TOTAL COMMON STOCKS..........................          9,065,096
                                                             -----------
        TOTAL INVESTMENTS
          (Cost $8,939,845)/(a)/--(97.9%)............          9,065,096
        Other assets in excess of liabilities--(2.1%)            195,461
                                                             -----------
        NET ASSETS--(100.0%).........................        $ 9,260,557
                                                             ===========

------
*Non-income producing security.
/(c)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                              Unrealized appreciation................. $136,198
                              Unrealized depreciation.................  (10,947)
                                                                       --------
                              Net unrealized appreciation............. $125,251
                                                                       ========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials
(Unaudited)

 Statement of Assets and Liabilities
                                                                 June 30, 2002
Assets:
 Investments, at value (cost $8,939,845)......................... $ 9,065,096
 Dividends and interest receivable...............................       5,544
 Receivable for investments sold.................................     208,627
 Receivable for capital shares issued............................   5,123,067
                                                                  -----------
   Total Assets..................................................  14,402,334
                                                                  -----------
Liabilities:
 Payable to custodian............................................       4,138
 Payable for investment purchased................................   5,130,174
 Advisory fees payable...........................................       2,185
 Management services fees payable................................         437
 Administrative services fees payable............................       2,316
 Distribution fees payable.......................................       1,158
 Other accrued expenses..........................................       1,368
                                                                  -----------
   Total Liabilities.............................................   5,141,777
                                                                  -----------
Net Assets....................................................... $ 9,260,557
                                                                  ===========
Net Assets consist of:
 Capital......................................................... $ 9,412,177
 Accumulated undistributed net investment income.................       5,990
 Accumulated net realized losses on investments..................    (282,861)
 Net unrealized appreciation/(depreciation) on investments.......     125,251
                                                                  -----------
Net Assets....................................................... $ 9,260,557
                                                                  ===========
 Shares of Beneficial Interest Outstanding.......................     301,572
                                                                  ===========
 Net Asset Value (offering and redemption price per share)....... $     30.71
                                                                  ===========

 Statement of Operations
                       For the period May 1, 2002/(a)/ through June 30, 2002
Investment Income:
 Dividends....................................................... $  15,081
 Interest........................................................        13
                                                                  ---------
   Total Income..................................................    15,094
                                                                  ---------
Expenses:
 Advisory fees...................................................     3,474
 Management services fees........................................       695
 Administration fees.............................................        85
 Administrative services fees....................................     2,316
 Distribution fees...............................................     1,158
 Custody fees....................................................       770
 Fund accounting fees............................................       101
 Transfer agent fees.............................................       184
 Other fees......................................................       321
                                                                  ---------
   Total Expenses................................................     9,104
                                                                  ---------
Net Investment Income............................................     5,990
                                                                  ---------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments..............................  (282,861)
 Net change in unrealized appreciation/(depreciation) on
   investments...................................................   125,251
                                                                  ---------
   Net realized and unrealized losses on investments.............  (157,610)
                                                                  ---------
Change in Net Assets Resulting from Operations................... $(151,620)
                                                                  =========

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials

 Statement of Changes in Net Assets
                                                                  For the period
                                                                  May 1, 2002/(a)/
                                                                      through
                                                                   June 30, 2002
                                                                  ---------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment income...........................................  $      5,990
 Net realized losses on investments..............................      (282,861)
 Net change in unrealized appreciation/(depreciation) on
   investments...................................................       125,251
                                                                   ------------
 Change in net assets resulting from operations..................      (151,620)
                                                                   ------------
Capital Transactions:
 Proceeds from shares issued.....................................    29,367,267
 Cost of shares redeemed.........................................   (19,955,090)
                                                                   ------------
 Change in net assets resulting from capital transactions........     9,412,177
                                                                   ------------
 Change in net assets............................................     9,260,557
Net Assets:
 Beginning of period.............................................            --
                                                                   ------------
 End of period...................................................  $  9,260,557
                                                                   ============
Share Transactions:
 Issued..........................................................       957,735
 Redeemed........................................................      (656,163)
                                                                   ------------
 Change in shares................................................       301,572
                                                                   ============

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials



 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                  For the period
                                                                  May 1, 2002/(a)/
                                                                      through
                                                                   June 30, 2002
                                                                  ---------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period.............................   $    30.00
                                                                    ----------
Investment Activities:
 Net investment income...........................................         0.07/(b)/
 Net realized and unrealized gains on investments................         0.64/(c)/
                                                                    ----------
 Total income from investment activities.........................         0.71
                                                                    ----------
Net Asset Value, End of Period...................................   $    30.71
                                                                    ==========
Total Return.....................................................         2.37%/(d)/
Ratios/Supplemental Data:
Net assets, end of period........................................   $9,260,557
Ratio of expenses to average net assets..........................         1.97%/(e)/
Ratio of net investment income to average net assets.............         1.29%/(e)/
Portfolio turnover...............................................          520%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Biotechnology                 Investments
             (Unaudited)                            June 30, 2002


        Common Stocks (84.9%)
                                                       Shares   Value
                                                       ------ ----------
       Abgenix, Inc.*.................................  4,816 $   47,197
       Advanced Tissue Sciences, Inc.*................  3,440      4,954
       Affymetrix, Inc.*..............................  3,096     74,273
       Albany Molecular Research, Inc.*...............  1,376     29,089
       Alexion Pharmaceuticals, Inc.*.................  1,204     18,241
       Alkermes, Inc.*................................  4,128     66,089
       Amgen, Inc.*................................... 47,704  1,997,843
       Applera Corp.--Applied Biosystems Group........ 13,416    261,478
       Applera Corp.--Celera Genomics Group*..........  4,300     51,600
       Bio-Technology General Corp.*..................  3,612     21,708
       Biogen, Inc.*..................................  9,460    391,928
       Caliper Technologies Corp.*....................  1,548     12,926
       Celgene Corp.*.................................  4,816     73,685
       Cell Genesys, Inc.*............................  2,236     30,161
       Cell Therapeutics, Inc.*.......................  2,064     11,267
       Charles River Laboratories International, Inc.*  2,752     96,458
       Chiron Corp.*..................................  7,052    249,288
       Covance, Inc.*.................................  3,784     70,950
       Cubist Pharmaceuticals, Inc.*..................  1,720     16,185
       CuraGen Corp.*.................................  2,580     14,216
       CV Therapeutics, Inc.*.........................  1,376     25,621
       Cytogen Corp.*.................................  4,988      5,337
       Delta & Pine Land Co...........................  2,236     44,944
       EntreMed, Inc. *...............................  1,376      4,224
       Enzon, Inc.*...................................  2,752     67,727
       Gene Logic, Inc.*..............................  1,720     24,080
       Genentech, Inc.*............................... 13,760    460,959
       Genzyme Corp.--General Division*............... 13,416    258,124
       Geron Corp.*...................................  1,548      7,090
       Gilead Sciences, Inc.*......................... 12,212    401,530
       Guilford Pharmaceuticals, Inc.*................  1,720     12,969
       Human Genome Sciences, Inc.*...................  7,224     96,802
       ICOS Corp.*....................................  3,440     58,342
       IDEC Pharmaceuticals Corp.*....................  9,632    341,454
       IDEXX Laboratories, Inc.*......................  2,064     53,231
       ImClone Systems, Inc.*.........................  4,644     40,380
       Immunex Corp.*................................. 20,468    457,255
       Immunomedics, Inc.*............................  2,580     13,442
       Incyte Genomics, Inc.*.........................  3,956     28,760
       Invitrogen Corp.*..............................  3,096     99,103
       Laboratory Corp. of America Holdings*..........  8,944    408,294
       Lexicon Genetics, Inc.*........................  2,064     10,091
       Ligand Pharmaceuticals, Inc.--Class B*.........  3,784     54,868
       Maxygen, Inc.*.................................  1,720     20,604
       Medarex, Inc.*.................................  4,300     31,906
       MedImmune, Inc.*............................... 15,480    408,671
       Millennium Pharmaceuticals, Inc.*.............. 16,512    200,621
       Molecular Devices Corp.*.......................  1,032     18,370
       Monsanto Co....................................  2,408     42,862
       Myriad Genetics, Inc.*.........................  1,376     27,988
       Nabi Biopharmaceuticals*.......................  2,408     12,929
       Neurocrine Biosciences, Inc.*..................  1,892     54,206
       OSI Pharmaceuticals, Inc.*.....................  2,236     53,709
       PAREXEL International Corp.*...................  1,548     21,533
       Pharmaceutical Product Development, Inc.*......  3,096     81,549
       Pharmacopeia, Inc.*............................  1,548     13,187
       Protein Design Labs, Inc.*.....................  5,504     59,773
       Quest Diagnostics, Inc.*.......................  4,644    399,615
       Quintiles Transnational Corp.*.................  7,224     90,227

                Common Stocks, continued
                                                Shares   Value
                                                ------ ----------
               Regeneron Pharmaceuticals, Inc.* 2,408  $   34,940
               Scios, Inc.*.................... 2,924      89,503
               Techne Corp.*................... 2,580      72,808
               Theragenics Corp.*.............. 1,892      15,950
               Transkaryotic Therapies, Inc.*.. 1,892      68,207
               Trimeris, Inc.*................. 1,204      53,446
               United Therapeutics Corp.*...... 1,032      12,756
               Vertex Pharmaceuticals, Inc.*... 4,644      75,604
               Xoma, Ltd.*..................... 4,472      17,843
                                                       ----------
               Total Common Stocks.............         8,492,970
                                                       ==========

          Federal Home Loan Bank (0.4%)
                                                 Principal
                                                  Amount
                                                 ---------
         Federal Home Loan Bank, 1.35%, 07/01/02  $36,000       35,996
                                                           -----------
         TOTAL FEDERAL HOME LOAN BANK...........                35,996
                                                           -----------
         TOTAL INVESTMENTS
           (Cost $8,264,993)/(a)/--(85.3%)......             8,528,966
         Other assets in excess of liabilities--
          (14.7%)...............................             1,474,511
                                                           -----------
         NET ASSETS--(100.0%)...................           $10,003,477
                                                           ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 674,628
                     Unrealized depreciation....  (410,655)
                                                 ---------
                     Net unrealized appreciation $ 263,973
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnolgy
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $8,264,993)............ $  8,528,966
        Cash...............................................          914
        Dividends and interest receivable..................          769
        Receivable for investments sold....................    1,506,401
        Prepaid expenses...................................          232
                                                            ------------
         Total Assets......................................   10,037,282
                                                            ------------
      Liabilities:
        Advisory fees payable..............................        3,475
        Administration fees payable........................          489
        Administrative services fees payable...............       14,970
        Distribution fees payable..........................        8,139
        Other accrued expenses.............................        6,732
                                                            ------------
         Total Liabilities.................................       33,805
                                                            ------------
      Net Assets........................................... $ 10,003,477
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 24,534,936
        Accumulated net investment loss....................     (182,607)
        Accumulated net realized losses on investments.....  (14,612,825)
        Net unrealized appreciation/(depreciation) on
         investments.......................................      263,973
                                                            ------------
      Net Assets........................................... $ 10,003,477
                                                            ============
        Shares of Beneficial Interest Outstanding..........      628,746
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      15.91
                                                            ============

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $     3,085
        Interest.............................................       1,082
                                                              -----------
         Total Income........................................       4,167
                                                              -----------
      Expenses:
        Advisory fees........................................      70,636
        Management services fees.............................      14,127
        Administration fees..................................       3,957
        Administrative services fees.........................      39,620
        Distribution fees....................................      23,545
        Custody fees.........................................      12,879
        Fund accounting fees.................................       7,048
        Transfer agent fees..................................      11,742
        Other fees...........................................      13,323
                                                              -----------
         Total Expenses before waivers.......................     196,877
         Less Expenses waived by the Investment Advisor......     (10,103)
                                                              -----------
         Net Expenses........................................     186,774
                                                              -----------
      Net Investment Loss....................................    (182,607)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................  (6,485,702)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................  (3,003,751)
                                                              -----------
         Net realized and unrealized losses on investments...  (9,489,453)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(9,672,060)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnolgy


 Statements of Changes in Net Assets
                                                                                         For the period
                                                                        For the six   January 22, 2001/(a)/
                                                                       months ended         through
                                                                       June 30, 2002   December 31, 2001
                                                                       -------------  --------------------
                                                                        (Unaudited)
From Investment Activities:
Operations:
  Net investment loss................................................. $    (182,607)    $    (375,844)
  Net realized losses on investments..................................    (6,485,702)       (7,460,115)
  Net change in unrealized appreciation/(depreciation) on investments.    (3,003,751)        3,267,724
                                                                       -------------     -------------
  Change in net assets resulting from operations......................    (9,672,060)       (4,568,235)
                                                                       -------------     -------------
Capital Transactions:
  Proceeds from shares issued.........................................    91,989,675       239,037,596
  Cost of shares redeemed.............................................  (116,561,100)     (190,222,399)
                                                                       -------------     -------------
  Change in net assets resulting from capital transactions............   (24,571,425)       48,815,197
                                                                       -------------     -------------
  Change in net assets................................................   (34,243,485)       44,246,962
Net Assets:
  Beginning of period.................................................    44,246,962                --
                                                                       -------------     -------------
  End of period....................................................... $  10,003,477     $  44,246,962
                                                                       =============     =============
Share Transactions:
  Issued..............................................................     4,197,327         9,208,651
  Redeemed............................................................    (5,307,584)       (7,469,648)
                                                                       -------------     -------------
  Change in shares....................................................    (1,110,257)        1,739,003
                                                                       =============     =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnolgy

For a share of beneficial interest outstanding throughout the periods indicated.
                                                                                     For the period
                                                             For the six          January 22, 2001/(a)/
                                                            months ended                through
                                                            June 30, 2002          December 31, 2001
                                                          -------------           --------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period.....................  $     25.44                $     30.00
                                                           -----------                -----------
Investment Activities:
  Net investment loss....................................        (0.21)/(b)/                (0.48)/(b)/
  Net realized and unrealized losses on investments......        (9.32)                     (4.08)
                                                           -----------                -----------
  Total loss from investment activities..................        (9.53)                     (4.56)
                                                           -----------                -----------
Net Asset Value, End of Period...........................  $     15.91                $     25.44
                                                           ===========                ===========
Total Return.............................................       (37.46)%/(c)/              (15.20)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period................................  $10,003,477                $44,246,962
Ratio of expenses to average net assets..................         1.98%/(d)/                 2.03%/(d)/
Ratio of net investment loss to average net assets.......        (1.94)%/(d)/               (1.98)%/(d)/
Ratio of expenses to average net assets*.................         2.09%/(d)/                 2.03%/(d)/
Portfolio turnover.......................................          524%                      1044%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Consumer                      Investments
             Cyclical                               June 30, 2002
             (Unaudited)


            Common Stocks (92.8%)
                                                   Shares   Value
                                                   ------ ----------
           Abercrombie & Fitch Co.--Class A*......   190  $    4,583
           Activision, Inc.*......................   171       4,969
           Amazon.com, Inc.*......................   342       5,558
           AmerisourceBergen Corp.................   133      10,108
           AMR Corp.*.............................   285       4,805
           AOL-Time Warner, Inc.*................. 4,921      72,388
           AutoNation, Inc.*......................   475       6,888
           AutoZone, Inc.*........................   152      11,750
           Bed Bath & Beyond, Inc.*...............   380      14,341
           Best Buy Co., Inc.*....................   323      11,725
           Big Lots, Inc..........................   266       5,235
           Brinker International, Inc.*...........   228       7,239
           Cardinal Health, Inc...................   513      31,503
           Carnival Corp..........................   456      12,627
           Centex Corp............................   133       7,685
           Circuit City Stores, Inc...............   285       5,344
           Clear Channel Communications, Inc.*....   665      21,293
           Coach, Inc.*...........................    95       5,216
           Comcast Corp.--Special Class A*........ 1,159      27,631
           Costco Wholesale Corp.*................   551      21,280
           Cox Communications, Inc.--Class A*.....   361       9,946
           CVS Corp...............................   494      15,116
           D.R. Horton, Inc.......................   285       7,419
           Dana Corp..............................   342       6,337
           Darden Restaurants, Inc................   323       7,978
           Delphi Automotive Systems Corp.........   931      12,289
           Delta Air Lines, Inc...................   247       4,940
           Dollar General Corp....................   418       7,955
           Dollar Tree Stores, Inc.*..............   190       7,488
           Eastman Kodak Co.......................   399      11,639
           EchoStar Communications Corp.--Class A*   380       7,053
           Electronic Arts, Inc.*.................   190      12,550
           Family Dollar Stores, Inc..............   285      10,046
           Federated Department Stores, Inc.*.....   285      11,315
           Ford Motor Co.......................... 2,128      34,048
           Fox Entertainment Group, Inc.--Class A*   399       8,678
           Gannett Co., Inc.......................   361      27,400
           Gap, Inc...............................   817      11,601
           Gemstar-TV Guide International, Inc.*..   475       2,560
           Genuine Parts Co.......................   323      11,263
           Goodyear Tire & Rubber Co..............   342       6,399
           Harley-Davidson, Inc...................   380      19,482
           Harrah's Entertainment, Inc.*..........   190       8,427
           Hasbro, Inc............................   437       5,926
           Hilton Hotels Corp.....................   608       8,451
           Home Depot, Inc........................ 2,660      97,702
           International Game Technology*.........   152       8,618
           Interpublic Group of Cos., Inc.........   475      11,761
           Johnson Controls, Inc..................   152      12,405
           Jones Apparel Group, Inc.*.............   190       7,125
           Knight Ridder, Inc.....................   190      11,961
           Kohls Corp.*...........................   361      25,299
           Lamar Advertising Co.*.................   133       4,949
           Lear Corp.*............................   152       7,030
           Leggett & Platt, Inc...................   418       9,781
           Lennar Corp............................   114       6,977
           Liberty Media Corp.--Class A*.......... 2,945      29,450
           Limited, Inc...........................   608      12,950

         Common Stocks, continued
                                                      Shares   Value
                                                      ------ ----------
        Liz Claiborne, Inc...........................   228  $    7,250
        Lowe's Cos., Inc.............................   836      37,954
        Marriott International, Inc.--Class A........   266      10,121
        Mattel, Inc..................................   589      12,416
        May Department Stores Co.....................   437      14,390
        Maytag Corp..................................   171       7,293
        McDonald's Corp.............................. 1,444      41,082
        McGraw-Hill Cos., Inc........................   285      17,015
        McKesson Corp................................   342      11,183
        Michaels Stores, Inc.*.......................   133       5,187
        Mohawk Industries, Inc.*.....................   114       7,014
        New York Times Co.--Class A..................   228      11,742
        Nike, Inc.--Class B..........................   247      13,251
        Office Depot, Inc.*..........................   475       7,980
        Omnicom Group................................   228      10,442
        Park Place Entertainment Corp.*..............   703       7,206
        Penney (J.C.) Co.............................   418       9,204
        Petsmart, Inc.*..............................   285       4,571
        RadioShack Corp..............................   266       7,996
        Ross Stores, Inc.............................   171       6,968
        Sears, Roebuck & Co..........................   399      21,666
        Southwest Airlines Co........................   855      13,817
        Staples, Inc.*...............................   627      12,352
        Starbucks Corp.*.............................   494      12,276
        Starwood Hotels & Resorts Worldwide, Inc.....   323      10,623
        Target Corp.................................. 1,045      39,815
        Tiffany & Co.................................   209       7,357
        TJX Cos., Inc................................   703      13,786
        Toys R Us, Inc.*.............................   361       6,307
        Tribune Co...................................   342      14,877
        TRW, Inc.....................................   171       9,744
        Univision Communications, Inc.--Class A*.....   266       8,352
        USA Networks, Inc.*..........................   285       6,683
        Viacom, Inc.--Class B*....................... 1,748      77,558
        Visteon Corp.................................   456       6,475
        Wal-Mart Stores, Inc......................... 3,078     169,321
        Walgreen Co.................................. 1,178      45,506
        Walt Disney Co............................... 2,375      44,888
        Wendy's International, Inc...................   209       8,324
        Whirlpool Corp...............................   133       8,693
        Williams-Sonoma, Inc.*.......................   171       5,243
        YUM! Brands, Inc.*...........................   456      13,338
                                                             ----------
        TOTAL COMMON STOCKS..........................         1,621,748
                                                             ----------
        TOTAL INVESTMENTS
         (Cost $1,626,179)/(a)/--(92.8%).............         1,621,748
        Other assets in excess of liabilities--(7.2%)           126,364
                                                             ----------
        NET ASSETS--(100.0%).........................        $1,748,112
                                                             ==========

------
*Non-income producing security.
/(e)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 22,629
                     Unrealized depreciation....  (27,060)
                                                 --------
                     Net unrealized depreciation $ (4,431)
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Cyclical
(Unaudited)

        Statement of Assets and Liabilities
                                                          June 30, 2002
       Assets:
         Investments, at value (cost $1,626,179)............ $1,621,748
         Dividends and interest receivable..................      1,341
         Receivable for investments sold....................    170,652
                                                             ----------
          Total Assets......................................  1,793,741
                                                             ----------
       Liabilities:
         Payable to custodian...............................     42,119
         Advisory fees payable..............................        942
         Management services fees payable...................        188
         Administrative services fees payable...............      1,174
         Distribution fees payable..........................        587
         Other accrued expenses.............................        619
                                                             ----------
          Total Liabilities.................................     45,629
                                                             ----------
       Net Assets........................................... $1,748,112
                                                             ==========
       Net Assets consist of:
         Capital............................................ $1,960,663
         Accumulated net investment loss....................     (2,298)
         Accumulated net realized losses on investments.....   (205,822)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     (4,431)
                                                             ----------
       Net Assets........................................... $1,748,112
                                                             ==========
         Shares of Beneficial Interest Outstanding..........     65,021
                                                             ==========
         Net Asset Value (offering and redemption price per
          share)............................................ $    26.89
                                                             ==========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Dividends............................................... $   2,303
       Interest................................................        15
                                                                ---------
        Total Income...........................................     2,318
                                                                ---------
     Expenses:
       Advisory fees...........................................     1,761
       Management services fees................................       352
       Administration fees.....................................        37
       Administrative services fees............................     1,174
       Distribution fees.......................................       587
       Custody fees............................................       441
       Fund accounting fees....................................        46
       Transfer agent fees.....................................       117
       Other fees..............................................       101
                                                                ---------
        Total Expenses.........................................     4,616
                                                                ---------
     Net Investment Loss.......................................    (2,298)
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments......................  (205,822)
       Net change in unrealized appreciation/(depreciation) on
        investments............................................    (4,431)
                                                                ---------
        Net realized and unrealized losses on investments......  (210,253)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(212,551)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Cyclical


 Statement of Changes in Net Assets
                                                                       For the period
                                                                       May 1, 2002/(a)/
                                                                           through
                                                                        June 30, 2002
                                                                       ---------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.................................................  $     (2,298)
  Net realized losses on investments..................................      (205,822)
  Net change in unrealized appreciation/(depreciation) on investments.        (4,431)
                                                                        ------------
  Change in net assets resulting from operations......................      (212,551)
                                                                        ------------
Capital Transactions:
  Proceeds from shares issued.........................................    15,430,768
  Cost of shares redeemed.............................................   (13,470,105)
                                                                        ------------
  Change in net assets resulting from capital transactions............     1,960,663
                                                                        ------------
  Change in net assets................................................     1,748,112
Net Assets:
  Beginning of period.................................................            --
                                                                        ------------
  End of period.......................................................  $  1,748,112
                                                                        ============
Share Transactions:
  Issued..............................................................       531,746
  Redeemed............................................................      (466,725)
                                                                        ------------
  Change in shares....................................................        65,021
                                                                        ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Cyclical

     Financial Highlights
    Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                     For the period
                                                                    May 1, 2002/(a)/
                                                                         through
                                                                      June 30, 2002
                                                                    ---------------
                                                                       (Unaudited)
    Net Asset Value, Beginning of Period...........................   $    30.00
                                                                      ----------
    Investment Activities:
      Net investment loss..........................................        (0.05)/(b)/
      Net realized and unrealized losses on investments............        (3.06)
                                                                      ----------
      Total loss from investment activities........................        (3.11)
                                                                      ----------
    Net Asset Value, End of Period.................................   $    26.89
                                                                      ==========
    Total Return...................................................       (10.37)%/(c)/
    Ratios/Supplemental Data:
    Net assets, end of period......................................   $1,748,112
    Ratio of expenses to average net assets........................         1.97%/(d)/
    Ratio of net investment loss to average net assets.............        (0.98)%/(d)/
    Portfolio turnover.............................................         2178%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Consumer                      Investments
             Non-Cyclical                           June 30, 2002
             (Unaudited)

                Common Stocks (94.1%)
                                                  Shares  Value
                                                  ------ --------
               Alberto-Culver Co.--Class B.......    88  $  4,206
               Albertson's, Inc.................. 1,804    54,950
               American Italian Pasta Co.*.......    88     4,487
               Anheuser-Busch Cos., Inc.......... 4,180   209,000
               Apollo Group, Inc.--Class A*......   528    20,814
               Archer-Daniels-Midland Co......... 3,124    39,956
               Avon Products, Inc................ 1,144    59,763
               Black & Decker Corp...............   396    19,087
               Block H & R, Inc..................   880    40,612
               Blyth, Inc........................   176     5,495
               Brown-Forman Corp.................    88     6,072
               Campbell Soup Co.................. 1,232    34,077
               Career Education Corp.*...........   220     9,900
               Casey's General Stores, Inc.......   220     2,649
               Cendant Corp.*.................... 4,972    78,956
               Church & Dwight, Inc..............   176     5,514
               Clorox Co.........................   836    34,569
               Coca-Cola Co...................... 7,312   409,471
               Coca-Cola Enterprises, Inc........ 1,100    24,288
               Colgate-Palmolive Co.............. 2,596   129,930
               ConAgra Foods, Inc................ 2,552    70,563
               Constellation Brands, Inc.*.......   352    11,264
               Coors (Adolph) Co.--Class B.......   132     8,224
               Corinthian Colleges, Inc.*........   220     7,456
               Corn Products International, Inc..   176     5,477
               Dean Foods Co.*...................   440    16,412
               DeVRY, Inc.*......................   308     7,035
               Dial Corp.........................   440     8,809
               Dole Food Co., Inc................   220     6,347
               Dreyer's Grand Ice Cream, Inc.....    88     6,037
               eBay, Inc.*.......................   792    48,803
               Education Management Corp.*.......   132     5,376
               Energizer Holdings, Inc.*.........   440    12,065
               Expedia, Inc.--Class A*...........    44     2,609
               Fleming Companies, Inc............   264     4,792
               Flowers Foods, Inc.*..............   132     3,412
               Fortune Brands, Inc...............   704    39,423
               General Mills, Inc................ 1,760    77,581
               Gillette Co....................... 4,576   154,989
               Great Atlantic & Pacific Tea Co.*.    88     1,645
               Hain Celestial Group, Inc.*.......   132     2,442
               Heinz (H.J.) Co................... 1,672    68,719
               Hershey Foods Corp................   440    27,500
               Hormel Foods Corp.................   352     8,427
               International Multifoods Corp.*...    88     2,288
               Interstate Bakeries Corp..........   220     6,354
               ITT Educational Services, Inc.*...   220     4,796
               Kellogg Co........................ 1,144    41,024
               Kimberly-Clark Corp............... 2,464   152,768
               Kraft Foods, Inc.................. 1,320    54,054
               Krispy Kreme Doughnuts, Inc.*.....   220     7,082
               Kroger Co.*....................... 3,784    75,302
               Lancaster Colony Corp.............   132     4,707
               Learning Tree International, Inc.*    44       816
               McCormick & Co., Inc..............   572    14,729
               NBTY, Inc.*.......................   264     4,087
               Newell Rubbermaid, Inc............ 1,276    44,736
               Pennzoil-Quaker State Co..........   396     8,526
               PepsiAmericas, Inc................   396     5,916

        Common Stocks, continued
                                                      Shares     Value
                                                     --------- ----------
       PepsiCo, Inc.................................    8,448  $  407,194
       Performance Food Group Co.*..................      220       7,449
       Philip Morris Cos., Inc......................   10,208     445,886
       Pre-Paid Legal Services, Inc.*...............       88       1,751
       priceline.com, Inc.*.........................      484       1,350
       Procter & Gamble Co..........................    6,204     554,017
       R.J. Reynolds Tobacco Holdings...............      440      23,650
       Ralcorp Holdings, Inc.*......................      132       4,125
       Regis Corp...................................      176       4,755
       Rent-A-Center, Inc.*.........................       44       2,552
       Safeway, Inc.*...............................    2,288      66,787
       Sara Lee Corp................................    3,740      77,194
       Service Corporation International*...........    1,364       6,588
       Smithfield Foods, Inc.*......................      484       8,978
       Snap-on, Inc.................................      264       7,838
       Sotheby's Holdings, Inc.--Class A*...........      220       3,135
       Stamps.com, Inc.*............................      176         780
       Stanley Works................................      396      16,240
       Stewart Enterprises, Inc.--Class A*..........      440       2,803
       SuperValu, Inc...............................      616      15,110
       Sylvan Learning Systems, Inc.*...............      176       3,509
       Sysco Corp...................................    3,168      86,232
       The Estee Lauder Companies, Inc..............      528      18,586
       The Pepsi Bottling Group, Inc................      836      25,749
       The Robert Mondavi Corp.--Class A*...........       44       1,506
       The Scotts Company--Class A*.................       88       3,995
       The ServiceMaster Co.........................    1,452      19,921
       Ticketmaster Online-CitySearch, Inc.*........      132       2,470
       Tootsie Roll Industries, Inc.................       88       3,393
       Tupperware Corp..............................      264       5,489
       Tyson Foods, Inc.--Class A...................    1,144      17,743
       United Rentals, Inc.*........................      220       4,796
       Universal Corp...............................      132       4,844
       UST, Inc.....................................      792      26,928
       Whole Foods Market, Inc.*....................      264      12,730
       Wild Oats Markets, Inc.*.....................       88       1,417
       Winn-Dixie Stores, Inc.......................      440       6,860
       Wrigley (WM.) JR Co..........................      704      38,966
                                                               ----------
       TOTAL COMMON STOCKS..........................            4,169,704
                                                               ----------
        Federal Home Loan Bank (1.3%)
                                                     Principal
                                                      Amount
                                                     --------- ----------
       Federal Home Loan Bank, 1.35%, 07/01/02......  $59,000      58,993
                                                               ----------
       TOTAL FEDERAL HOME LOAN BANK.................               58,993
                                                               ----------
       TOTAL INVESTMENTS
        (Cost $4,305,850)/(a)/--(95.4%).............            4,228,697
       Other assets in excess of liabilities--(4.6%)              203,402
                                                               ----------
       NET ASSETS--(100.0%).........................           $4,432,099
                                                               ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $  50,353
                     Unrealized depreciation....  (127,506)
                                                 ---------
                     Net unrealized depreciation $ (77,153)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Non-Cyclical
(Unaudited)


 Statement of Assets and Liabilities
                                                                  June 30, 2002
Assets:
 Investments, at value (cost $4,305,850).........................    $4,228,697
 Cash............................................................         1,631
 Dividends and interest receivable...............................         5,532
 Receivable for investments sold.................................       201,558
                                                                     ----------
   Total Assets..................................................     4,437,418
                                                                     ----------
Liabilities:
 Advisory fees payable...........................................         1,728
 Management services fees payable................................           346
 Administrative services fees payable............................         1,577
 Distribution fees payable.......................................           789
 Other accrued expenses..........................................           879
                                                                     ----------
   Total Liabilities.............................................         5,319
                                                                     ----------
Net Assets.......................................................    $4,432,099
                                                                     ==========
Net Assets consist of:
 Capital.........................................................    $4,736,971
 Accumulated undistributed net investment income.................           220
 Accumulated net realized losses on investments..................      (227,939)
 Net unrealized appreciation/(depreciation) on investments.......       (77,153)
                                                                     ----------
Net Assets.......................................................    $4,432,099
                                                                     ==========
 Shares of Beneficial Interest Outstanding.......................       158,942
                                                                     ==========
 Net Asset Value (offering and redemption price per share).......    $    27.89
                                                                     ==========

 Statement of Operations
                       For the period May 1, 2002/(a)/ through June 30, 2002
Investment Income:
 Dividends....................................................... $   6,405
 Interest........................................................        25
                                                                  ---------
   Total Income..................................................     6,430
                                                                  ---------
Expenses:
 Advisory fees...................................................     2,366
 Management services fees........................................       473
 Administration fees.............................................        67
 Administrative services fees....................................     1,577
 Distribution fees...............................................       789
 Custody fees....................................................       544
 Fund accounting fees............................................        73
 Transfer agent fees.............................................       135
 Other fees......................................................       186
                                                                  ---------
   Total Expenses................................................     6,210
                                                                  ---------
Net Investment Income............................................       220
                                                                  ---------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments..............................  (227,939)
 Net change in unrealized appreciation/(depreciation) on
   investments...................................................   (77,153)
                                                                  ---------
 Net realized and unrealized losses on investments...............  (305,092)
                                                                  ---------
Change in Net Assets Resulting from Operations................... $(304,872)
                                                                  =========

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Non-Cyclical


 Statement of Changes in Net Assets
                                                                  For the period
                                                                  May 1, 2002/(a)/
                                                                      through
                                                                   June 30, 2002
                                                                  ---------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment income...........................................  $        220
 Net realized losses on investments..............................      (227,939)
 Net change in unrealized appreciation/(depreciation) on
   investments...................................................       (77,153)
                                                                   ------------
 Change in net assets resulting from operations..................      (304,872)
                                                                   ------------
Capital Transactions:
 Proceeds from shares issued.....................................    20,422,378
 Cost of shares redeemed.........................................   (15,685,407)
                                                                   ------------
 Change in net assets resulting from capital transactions........     4,736,971
                                                                   ------------
 Change in net assets............................................     4,432,099
Net Assets:
 Beginning of period.............................................            --
                                                                   ------------
 End of period...................................................  $  4,432,099
                                                                   ============
Share Transactions:
 Issued..........................................................       695,560
 Redeemed........................................................      (536,618)
                                                                   ------------
 Change in shares................................................       158,942
                                                                   ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Non-Cyclical

   Financial Highlights
  Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                  For the period
                                                                  May 1, 2002/(a)/
                                                                      through
                                                                   June 30, 2002
                                                                ---------------
                                                                    (Unaudited)
  Net Asset Value, Beginning of Period.........................   $    30.00
                                                                  ----------
  Investment Activities:
    Net investment income......................................           --/(b), (c)/
    Net realized and unrealized losses on investments..........        (2.11)
                                                                  ----------
    Total loss from investment activities......................        (2.11)
                                                                  ----------
  Net Asset Value, End of Period...............................   $    27.89
                                                                  ==========
  Total Return.................................................        (7.03)%/(d)/
  Ratios/Supplemental Data:
  Net assets, end of period....................................   $4,432,099
  Ratio of expenses to average net assets......................         1.97%/(e)/
  Ratio of net investment income to average net assets.........         0.07%/(e)/
  Portfolio turnover...........................................          812%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Energy                        Investments
             (Unaudited)                            June 30, 2002

                Common Stocks (78.3%)
                                               Shares    Value
                                               ------ -----------
               Amerada Hess Corp..............  1,617 $   133,403
               Anadarko Petroleum Corp........  4,851     239,154
               Apache Corp....................  2,646     152,092
               Arch Coal, Inc.................  1,029      23,369
               Atwood Oceanics, Inc.*.........    147       5,513
               Baker Hughes, Inc..............  6,468     215,320
               BJ Services Co.*...............  2,940      99,607
               Burlington Resources, Inc......  3,822     145,236
               Cabot Oil & Gas Corp...........    588      13,436
               Chesapeake Energy Corp.*.......  2,940      21,168
               ChevronTexaco Corp............. 20,580   1,821,330
               Conoco, Inc.................... 12,054     335,101
               Cooper Cameron Corp.*..........  1,029      49,824
               Core Laboratories N.V.*........    588       7,068
               Devon Energy Corp..............  2,499     123,151
               Diamond Offshore Drilling, Inc.  1,176      33,516
               Ensco International, Inc.......  2,646      72,130
               EOG Resources, Inc.............  2,058      81,703
               Evergreen Resources, Inc.*.....    294      12,495
               Exxon Mobil Corp............... 63,536   2,599,892
               FMC Technologies, Inc.*........  1,323      27,465
               Forest Oil Corp.*..............    588      16,717
               Global Industries, Ltd.*.......  1,323       9,248
               GlobalSantaFe Corp.............  3,675     100,511
               Grant Prideco, Inc.*...........  2,205      29,988
               Grey Wolf, Inc.*...............  3,528      14,430
               Halliburton Co.................  8,379     133,561
               Hanover Compressor Co.*........  1,029      13,892
               Helmerich & Payne, Inc.........  1,029      36,756
               Input/Output, Inc.*............    882       7,938
               Kerr-McGee Corp................  1,911     102,334
               Key Energy Group*..............  2,058      21,609
               Kinder Morgan, Inc.............  1,911      72,657
               Lone Star Technologies, Inc.*..    588      13,465
               Marathon Oil Corp..............  5,880     159,466
               Massey Energy Co...............  1,470      18,669
               Maverick Tube Corp.*...........    735      11,025
               McDermott International, Inc.*.  1,176       9,526
               Meridian Resource Corp.*.......    882       3,281
               Murphy Oil Corp................    735      60,638
               Nabors Industries, Ltd.*.......  2,793      98,174
               National-Oilwell, Inc.*........  1,617      34,037
               Newfield Exploration Co.*......    882      32,784
               Newpark Resources, Inc.*.......  1,470      10,805
               Noble Corp.*...................  2,499      96,461
               Noble Energy, Inc..............  1,029      37,095

        Common Stocks, continued
                                                      Shares    Value
                                                      ------ -----------
       Occidental Petroleum Corp.....................  7,203 $   216,018
       Ocean Energy, Inc.............................  3,381      73,266
       Oceaneering International, Inc.*..............    441      11,907
       Offshore Logistics, Inc.*.....................    441      10,535
       Parker Drilling Co.*..........................  1,764       5,768
       Patterson-UTI Energy, Inc.*...................  1,470      41,498
       Phillips Petroleum Co.........................  6,615     389,491
       Pioneer Natural Resources Co.*................  2,058      53,611
       Pogo Producing Co.............................    882      28,771
       Pride International, Inc.*....................  2,205      34,530
       Rowan Cos., Inc...............................  1,764      37,838
       Schlumberger, Ltd............................. 11,172     519,498
       SEACOR SMIT, Inc.*............................    441      20,881
       Smith International, Inc.*....................  1,029      70,168
       Stone Energy Corp.*...........................    441      17,750
       Sunoco, Inc...................................  1,470      52,376
       Superior Energy Services, Inc.*...............  1,323      13,428
       Tesoro Petroleum Corp.*.......................  1,176       9,114
       Tidewater, Inc................................  1,029      33,875
       Tom Brown, Inc.*..............................    588      16,670
       Transocean Sedco Forex, Inc...................  6,174     192,320
       Trico Marine Services, Inc.*..................    735       4,991
       Unocal Corp...................................  4,704     173,766
       Valero Energy Corp............................  2,058      77,010
       Varco International, Inc.*....................  1,617      28,362
       Veritas DGC, Inc.*............................    588       7,409
       Vintage Petroleum, Inc........................  1,029      12,245
       Weatherford International, Ltd.*..............  2,352     101,606
       Western Gas Resources, Inc....................    441      16,493
       Williams Cos., Inc............................  9,996      59,876
       XTO Energy, Inc...............................  2,205      45,423
                                                             -----------
       TOTAL COMMON STOCKS...........................          9,733,534
                                                             -----------
       TOTAL INVESTMENTS
        (Cost $8,845,042)/(a)/--(78.3%)..............          9,733,534
       Other assets in excess of liabilities--(21.7%)          2,692,601
                                                             -----------
       NET ASSETS--(100.0%)..........................        $12,426,135
                                                             ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $986,353
                     Unrealized depreciation....  (97,861)
                                                 --------
                     Net unrealized appreciation $888,492
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Energy
(Unaudited)

 Statement of Assets and Liabilities
                                                                 June 30, 2002
Assets:
 Investments, at value (cost $8,845,042)......................... $ 9,733,534
 Dividends and interest receivable...............................       9,613
 Receivable for investments sold.................................   2,740,887
 Prepaid expenses................................................         172
                                                                  -----------
   Total Assets..................................................  12,484,206
                                                                  -----------
Liabilities:
 Payable to custodian............................................       2,314
 Advisory fees payable...........................................       4,145
 Administration fees payable.....................................         624
 Administrative services fees payable............................      24,485
 Distribution fees payable.......................................      13,536
 Other accrued expenses..........................................      12,967
                                                                  -----------
   Total Liabilities.............................................      58,071
                                                                  -----------
Net Assets....................................................... $12,426,135
                                                                  ===========
Net Assets consist of:
 Capital......................................................... $19,888,684
 Accumulated net investment loss.................................     (61,445)
 Accumulated net realized losses on investments..................  (8,289,596)
 Net unrealized appreciation/(depreciation) on investments.......     888,492
                                                                  -----------
Net Assets....................................................... $12,426,135
                                                                  ===========
 Shares of Beneficial Interest Outstanding.......................     462,133
                                                                  ===========
 Net Asset Value (offering and redemption price per share)....... $     26.89
                                                                  ===========

   Statement of Operations
                                        For the six months ended June 30, 2002
  Investment Income:
   Dividends....................................................... $ 171,969
   Interest........................................................     1,122
                                                                    ---------
     Total Income..................................................   173,091
                                                                    ---------
  Expenses:
   Advisory fees...................................................    88,197
   Management services fees........................................    17,639
   Administration fees.............................................     4,981
   Administrative services fees....................................    49,866
   Distribution fees...............................................    29,399
   Custody fees....................................................    15,309
   Fund accounting fees............................................     9,378
   Transfer agent fees.............................................    13,974
   Other fees......................................................    17,499
                                                                    ---------
     Total Expenses before waivers.................................   246,242
     Less Expenses waived by the Investment Advisor................   (11,706)
                                                                    ---------
     Net Expenses..................................................   234,536
                                                                    ---------
  Net Investment Loss..............................................   (61,445)
                                                                    ---------
  Realized and Unrealized Gains/(Losses) on Investments:
   Net realized losses on investments..............................  (704,971)
   Net change in unrealized appreciation/(depreciation) on
     investments...................................................     7,669
                                                                    ---------
     Net realized and unrealized losses on investments.............  (697,302)
                                                                    ---------
  Change in Net Assets Resulting from Operations................... $(758,747)
                                                                    =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Energy


 Statements of Changes in Net Assets
                                                                                      For the period
                                                                      For the      January 22, 2001/(a)/
                                                                  six months ended       through
                                                                   June 30, 2002    December 31, 2001
                                                                  ---------------- --------------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment loss.............................................  $     (61,445)     $      (2,276)
 Net realized losses on investments..............................       (704,971)        (7,584,625)
 Net change in unrealized appreciation/(depreciation) on
   investments...................................................          7,669            880,823
                                                                   -------------      -------------
 Change in net assets resulting from operations..................       (758,747)        (6,706,078)
                                                                   -------------      -------------
Capital Transactions:
 Proceeds from shares issued.....................................    142,439,643        180,395,988
 Cost of shares redeemed.........................................   (153,261,473)      (149,683,198)
                                                                   -------------      -------------
 Change in net assets resulting from capital transactions........    (10,821,830)        30,712,790
                                                                   -------------      -------------
 Change in net assets............................................    (11,580,577)        24,006,712
Net Assets:
 Beginning of period.............................................     24,006,712                 --
                                                                   -------------      -------------
 End of period...................................................  $  12,426,135      $  24,006,712
                                                                   =============      =============
Share Transactions:
 Issued..........................................................      5,018,002          5,909,145
 Redeemed........................................................     (5,415,383)        (5,049,631)
                                                                   -------------      -------------
 Change in shares................................................       (397,381)           859,514
                                                                   =============      =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Energy

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                          For the period
                                                                       For the         January 22, 2001/(a)/
                                                                   six months ended          through
                                                                    June 30, 2002       December 31, 2001
                                                                  ----------------     --------------------
                                                                     (Unaudited)
Net Asset Value, Beginning of Period.............................   $     27.93            $     30.00
                                                                    -----------            -----------
Investment Activities:
 Net investment loss.............................................         (0.07)/(b)/               --/(b),(c)/
 Net realized and unrealized losses on investments...............         (0.97)                 (2.07)
                                                                    -----------            -----------
 Total loss from investment activities...........................         (1.04)                 (2.07)
                                                                    -----------            -----------
Net Asset Value, End of Period...................................   $     26.89            $     27.93
                                                                    ===========            ===========
Total Return.....................................................         (3.72)%/(d)/           (6.90)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period........................................   $12,426,135            $24,006,712
Ratio of expenses to average net assets..........................          1.98%/(e)/             2.05%/(e)/
Ratio of net investment loss to average net assets...............         (0.52)%/(e)/           (0.01)%/(e)/
Ratio of expenses to average net assets*.........................          2.08%/(e)/             2.05%/(e)/
Portfolio turnover...............................................           939%                  1169%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Financial                     Investments
             (Unaudited)                            June 30, 2002

           Common Stocks (99.7%)
                                                    Shares   Value
                                                    ------ ----------
          ACE, Ltd.................................  1,568 $   49,549
          AFLAC, Inc...............................  3,024     96,768
          Allstate Corp............................  3,584    132,536
          AMB Property Corp........................  2,128     65,968
          Ambac Financial Group, Inc...............    784     52,685
          American Express Co......................  6,496    235,935
          American International Group, Inc........ 12,320    840,594
          AmeriCredit Corp. *......................    672     18,850
          AmSouth Bancorp..........................  3,024     67,677
          Annaly Mortgage Management, Inc..........  2,464     47,802
          AON Corp.................................  1,680     49,526
          Archstone-Smith Trust....................  2,240     59,808
          Arthur J. Gallagher & Co.................  1,008     34,927
          Bank of America Corp.....................  8,176    575,264
          Bank of New York Co., Inc................  4,032    136,080
          Bank One Corp............................  6,384    245,656
          Banknorth Group, Inc.....................  2,016     52,456
          BB&T Corp................................  3,024    116,726
          Bear Stearns Cos., Inc...................    784     47,981
          Brandywine Realty Trust..................  2,576     66,718
          Capital Automotive Real Estate Investment
           Trust...................................  2,352     56,119
          Capital One Financial Corp...............  1,344     82,051
          Charter One Financial, Inc...............  1,680     57,758
          Chubb Corp...............................  1,008     71,366
          Cincinnati Financial Corp................  1,120     52,114
          Citigroup, Inc........................... 27,776  1,076,320
          Comerica, Inc............................  1,232     75,645
          Compass Bancshares, Inc..................  1,568     52,685
          Countrywide Credit Industries, Inc.......  1,008     48,636
          Duke-Weeks Realty Corp...................  2,128     61,606
          Edwards (A.G.), Inc......................  1,008     39,181
          Equity Office Properties Trust...........  2,800     84,279
          Equity Residential Properties Trust......  2,352     67,620
          Fannie Mae...............................  5,376    396,480
          Federated Investors, Inc.--Class B.......  1,232     42,590
          Fidelity National Financial, Inc.........  1,008     31,853
          Fifth Third Bancorp......................  2,688    179,155
          First Tennessee National Corp............  1,344     51,475
          Fleet Boston Financial Corp..............  5,712    184,783
          Franklin Resources, Inc..................  1,008     42,981
          Freddie Mac..............................  3,808    233,050
          General Growth Properties, Inc...........  1,232     62,832
          Golden State Bancorp, Inc................  1,232     44,660
          Golden West Financial Corp...............  1,008     69,330
          Goldman Sachs Group, Inc.................  1,344     98,583
          Hartford Financial Services Group, Inc...  1,456     86,588
          Household International, Inc.............  2,576    128,027
          Huntington Bancshares, Inc...............  3,024     58,726
          J.P. Morgan Chase & Co................... 10,752    364,709
          Jefferson-Pilot Corp.....................  1,232     57,904
          John Hancock Financial Services, Inc.....  2,016     70,963
          KeyCorp..................................  2,800     76,440
          Legg Mason, Inc..........................    784     38,683
          Lincoln National Corp....................  1,232     51,744
          Loews Corp...............................  1,008     53,414
          M&T Bank Corp............................    784     67,236
          Mack-Cali Realty Corp....................  1,792     62,989

               Common Stocks, continued
                                                Shares    Value
                                                ------ -----------
              Marsh & McLennan Cos., Inc.......  1,568 $   151,469
              Marshall & Ilsley Corp...........  1,904      58,891
              MBIA, Inc........................  1,008      56,982
              MBNA Corp........................  4,256     140,746
              Mellon Financial Corp............  2,688      84,484
              Merrill Lynch & Co., Inc.........  4,480     181,440
              MetLife, Inc.....................  1,792      51,610
              MGIC Investment Corp.............    672      45,562
              Morgan Stanley Dean Witter & Co..  5,600     241,248
              National City Corp...............  3,136     104,272
              National Commerce Financial Corp.  2,128      55,966
              New Plan Excel Realty Trust, Inc.  2,800      58,324
              North Fork Bancorp, Inc..........  1,568      62,422
              Northern Trust Corp..............  1,456      64,151
              People's Bank....................  2,240      58,486
              PMI Group, Inc...................    896      34,227
              PNC Financial Services Group.....  1,680      87,830
              Principal Financial Group, Inc. *  2,016      62,496
              Progressive Corp.................  1,232      71,271
              Prologis Trust...................  2,464      64,064
              Prudential Financial, Inc. *.....  3,360     112,090
              Radian Group, Inc................    784      38,298
              Regions Financial Corp...........  2,016      70,862
              SAFECO Corp......................  1,344      41,516
              Schwab (Charles) Corp............  6,496      72,755
              SEI Investments Co...............  1,008      28,395
              SLM Corp.........................  1,008      97,675
              SouthTrust Corp..................  2,800      73,136
              Sovereign Bancorp, Inc...........  3,136      46,883
              St. Paul Companies, Inc..........  1,344      52,308
              State Street Corp................  2,016      90,115
              Stilwell Financial, Inc..........  2,016      36,691
              SunTrust Banks, Inc..............  1,456      98,600
              Synovus Financial Corp...........  2,016      55,480
              T. Rowe Price Group, Inc.........  1,232      40,508
              U.S. Bancorp..................... 10,640     248,445
              Union Planters Corp..............  1,904      61,632
              UnumProvident Corp...............  1,568      39,906
              Wachovia Corp....................  7,504     286,504
              Washington Mutual, Inc...........  5,264     195,347
              Wells Fargo & Co.................  9,184     459,752
              XL Capital, Ltd.--Class A........    896      75,891
              Zions Bancorp....................    896      46,682
                                                       -----------
              TOTAL COMMON STOCKS..............         11,479,493
                                                       -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Financial                     Investments
             (Unaudited)                            June 30, 2002

       Federal Home Loan Bank (0.1%)
                                                    Principal
                                                     Amount      Value
                                                    --------- -----------
      Federal Home Loan Bank, 1.36%, 07/01/02......  $17,000  $    16,998
                                                              -----------
      TOTAL FEDERAL HOME LOAN BANK.................                16,998
                                                              -----------
      TOTAL INVESTMENTS
       (Cost $10,437,796)/(a)/--(99.8%)............            11,496,491
      Other assets in excess of liabilities--(0.2%)                19,821
                                                              -----------
      NET ASSETS--(100.0 %)........................           $11,516,312
                                                              ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $1,183,032
                    Unrealized depreciation....   (124,337)
                                                ----------
                    Net unrealized appreciation $1,058,695
                                                ==========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $10,437,796)........... $11,496,491
         Cash...............................................         580
         Dividends and interest receivable..................      26,568
         Receivable for investments sold....................   1,434,563
         Prepaid expenses...................................         350
                                                             -----------
          Total Assets......................................  12,958,552
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   1,377,839
         Advisory fees payable..............................       6,761
         Administration fees payable........................         683
         Administrative services fees payable...............      32,164
         Distribution fees payable..........................      17,825
         Other accrued expenses.............................       6,968
                                                             -----------
          Total Liabilities.................................   1,442,240
                                                             -----------
       Net Assets........................................... $11,516,312
                                                             ===========
       Net Assets consist of:
         Capital............................................ $14,844,184
         Accumulated undistributed net investment income....       5,495
         Accumulated net realized losses on investments.....  (4,392,062)
         Net unrealized appreciation/(depreciation) on
          investments.......................................   1,058,695
                                                             -----------
       Net Assets........................................... $11,516,312
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     428,354
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     26.89
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   315,056
        Interest.............................................         439
                                                              -----------
         Total Income........................................     315,495
                                                              -----------
      Expenses:
        Advisory fees........................................     117,530
        Management services fees.............................      23,506
        Administration fees..................................       6,201
        Administrative services fees.........................      66,327
        Distribution fees....................................      39,177
        Custody fees.........................................      17,358
        Fund accounting fees.................................      10,470
        Transfer agent fees..................................      16,654
        Other fees...........................................      18,904
                                                              -----------
         Total Expenses before waivers.......................     316,127
         Less Expenses waived by the Investment Advisor......      (6,127)
                                                              -----------
         Net Expenses........................................     310,000
                                                              -----------
      Net Investment Income..................................       5,495
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments...................  (2,574,561)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................    (339,924)
                                                              -----------
         Net realized and unrealized losses on investments...  (2,914,485)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,908,990)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      January 22, 2001/(a)/
                                                                       six months ended       through
                                                                        June 30, 2002    December 31, 2001
                                                                       ---------------- --------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment income...............................................  $       5,495      $      18,428
  Net realized losses on investments..................................     (2,574,561)        (1,817,501)
  Net change in unrealized appreciation/(depreciation) on investments.       (339,924)         1,398,619
                                                                        -------------      -------------
  Change in net assets resulting from operations......................     (2,908,990)          (400,454)
                                                                        -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................    169,270,345        151,588,755
  Cost of shares redeemed.............................................   (174,933,936)      (131,099,408)
                                                                        -------------      -------------
  Change in net assets resulting from capital transactions............     (5,663,591)        20,489,347
                                                                        -------------      -------------
  Change in net assets................................................     (8,572,581)        20,088,893
Net Assets:
  Beginning of period.................................................     20,088,893                 --
                                                                        -------------      -------------
  End of period.......................................................  $  11,516,312      $  20,088,893
                                                                        =============      =============
Share Transactions:
  Issued..............................................................      5,964,536          5,318,021
  Redeemed............................................................     (6,253,181)        (4,601,022)
                                                                        -------------      -------------
  Change in shares....................................................       (288,645)           716,999
                                                                        =============      =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial
(Unaudited)

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                                        For the period
                                                                   For the           January 22, 2001/(a)/
                                                               six months ended            through
                                                                June 30, 2002         December 31, 2001
                                                             ----------------        --------------------
                                                                 (Unaudited)
Net Asset Value, Beginning of Period........................   $     28.02               $     30.00
                                                               -----------               -----------
Investment Activities:
 Net investment income......................................            --/(b), (c)/            0.04/(c)/
 Net realized and unrealized losses on investments..........         (1.13)                    (2.02)
                                                               -----------               -----------
 Total loss from investment activities......................         (1.13)                    (1.98)
                                                               -----------               -----------
Net Asset Value, End of Period..............................   $     26.89               $     28.02
                                                               ===========               ===========
Total Return................................................         (4.03)%/(d)/              (6.60)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...................................   $11,516,312               $20,088,893
Ratio of expenses to average net assets.....................          1.98%/(e)/                2.10%/(e)/
Ratio of net investment income to average net assets........          0.04%/(e)/                0.16%/(e)/
Ratio of expenses to average net assets*....................          2.02%/(e)/                2.10%/(e)/
Portfolio turnover..........................................           845%                     1330%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Amount is less than $0.005.
/(c)/Per share net investment income has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Healthcare                    Investments
             (Unaudited)                            June 30, 2002

         Common Stocks (99.7%)
                                                       Shares   Value
                                                       ------ ----------
        Abbott Laboratories...........................  9,345 $  351,839
        Abgenix, Inc..................................    840      8,232
        Accredo Health, Inc...........................    210      9,689
        AdvancePCS....................................    630     15,082
        Aetna, Inc....................................    945     45,332
        Affymetrix, Inc...............................    420     10,076
        Alkermes, Inc.................................    630     10,086
        Allergan, Inc.................................    840     56,070
        Amgen, Inc....................................  6,615    277,035
        Andrx Group...................................    525     14,159
        Anthem, Inc...................................    630     42,512
        Apogent Technologies, Inc.....................    945     19,439
        Bard (C.R.), Inc..............................    420     23,764
        Barr Laboratories, Inc........................    210     13,341
        Bausch & Lomb, Inc............................    525     17,771
        Baxter International, Inc.....................  3,885    172,688
        Beckman Coulter, Inc..........................    525     26,198
        Becton, Dickinson & Co........................  1,785     61,493
        Biogen, Inc...................................  1,050     43,502
        Biomet, Inc...................................  1,785     48,409
        Boston Scientific Corp........................  1,890     55,415
        Bristol-Myers Squibb Co....................... 12,390    318,423
        Caremark Rx, Inc..............................  1,680     27,720
        Celgene Corp..................................    735     11,246
        Cephalon, Inc.................................    420     18,984
        Charles River Laboratories International, Inc.    420     14,721
        Chiron Corp...................................    840     29,694
        CIGNA Corp....................................    840     81,833
        CYTYC Corp....................................  1,050      8,001
        DaVita, Inc...................................    630     14,994
        DENTSPLY International, Inc...................    630     23,253
        Edwards Lifesciences Corp.....................    630     14,616
        Eli Lilly & Co................................  6,090    343,476
        Enzon, Inc....................................    420     10,336
        Express Scripts, Inc.--Class A................    420     21,046
        First Health Group Corp.......................    735     20,609
        Forest Laboratories, Inc......................  1,155     81,774
        Genentech, Inc................................  1,470     49,245
        Genzyme Corp.--General Division...............  1,470     28,283
        Gilead Sciences, Inc..........................  1,260     41,429
        Guidant Corp..................................  1,995     60,309
        HCA, Inc......................................  2,940    139,650
        Health Management Associates, Inc.--Class A...  1,680     33,852
        Health Net, Inc...............................    945     25,298
        Healthsouth Corp..............................  2,730     34,917
        Henry Schein, Inc.............................    315     14,018
        Hillenbrand Industries, Inc...................    420     23,583
        Human Genome Sciences, Inc....................  1,050     14,070
        Humana, Inc...................................  1,260     19,694
        ICN Pharmaceuticals, Inc......................    735     17,794
        ICOS Corp.....................................    525      8,904
        IDEC Pharmaceuticals Corp.....................  1,050     37,223
        ImClone Systems, Inc..........................    735      6,391
        Immunex Corp..................................  2,205     49,260
        Invitrogen Corp...............................    420     13,444
        IVAX Corp.....................................  1,365     14,742
        Johnson & Johnson............................. 19,110    998,688
        King Pharmaceuticals, Inc.....................  1,470     32,708
        Laboratory Corp. of America Holdings..........    945     43,139
        Ligand Pharmaceuticals, Inc.--Class B.........    630      9,135

      Common Stocks, continued
                                                     Shares      Value
                                                    --------- -----------
     Lincare Holdings, Inc.........................      840   $   27,132
     Manor Care, Inc...............................      840       19,320
     Medicis Pharmaceutical Corp...................      315       13,469
     MedImmune, Inc................................    1,680       44,352
     Medtronic, Inc................................    7,770      332,944
     Merck & Co., Inc..............................   14,385      728,456
     Mid Atlantic Medical Services, Inc............      420       13,167
     Millennium Pharmaceuticals, Inc...............    1,890       22,964
     Mylan Laboratories, Inc.......................      945       29,626
     Neurocrine Biosciences, Inc...................      315        9,025
     Omnicare, Inc.................................      735       19,301
     OSI Pharmaceuticals, Inc......................      420       10,088
     Oxford Health Plans, Inc......................      630       29,270
     Patterson Dental Co...........................      525       26,423
     Pfizer, Inc...................................   39,690    1,389,150
     Pharmaceutical Product Development, Inc.......      420       11,063
     Pharmacia Corp................................    8,295      310,648
     Protein Design Labs, Inc......................      840        9,122
     Quest Diagnostics, Inc........................      525       45,176
     Quintiles Transnational Corp..................    1,155       14,426
     Renal Care Group, Inc.........................      525       16,354
     Schering-Plough Corp..........................    9,450      232,470
     Scios, Inc....................................      420       12,856
     Sepracor, Inc.................................      945        9,025
     SICOR, Inc....................................      735       13,627
     St. Jude Medical, Inc.........................      525       38,771
     Stryker Corp..................................    1,050       56,186
     Techne Corp...................................      420       11,852
     Tenet Healthcare Corp.........................    2,100      150,255
     Transkaryotic Therapies, Inc..................      315       11,356
     Triad Hospitals, Inc..........................      525       22,250
     Trigon Healthcare, Inc........................      210       21,122
     UnitedHealth Group, Inc.......................    1,995      182,642
     Universal Health Services, Inc.--Class B......      420       20,580
     Varian Medical Systems, Inc...................      525       21,289
     Vertex Pharmaceuticals, Inc...................      630       10,256
     Watson Pharmaceuticals, Inc...................      840       21,227
     Wellpoint Health Networks, Inc................      945       73,530
     Wyeth.........................................    8,400      430,080
     Zimmer Holdings, Inc..........................    1,365       48,676
                                                              -----------
     TOTAL COMMON STOCKS...........................             8,588,160
                                                              -----------
      Federal Home Loan Bank (1.2%)
                                                    Principal
                                                     Amount
                                                    ---------
     Federal Home Loan Bank, 1.35%, 07/01/02....... $107,000      106,988
                                                              -----------
     TOTAL FEDERAL HOME LOAN BANK..................               106,988
                                                              -----------
     TOTAL INVESTMENTS
      (Cost $8,902,123)/(a)/--(100.9%).............             8,695,148
     Liabilities in excess of other assets--(-0.9%)               (75,920)
                                                              -----------
     NET ASSETS--(100.0%)..........................            $8,619,228
                                                              ===========

------
*Non-incomeproducing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 509,751
                     Unrealized depreciation....  (716,726)
                                                 ---------
                     Net unrealized appreciation $(206,975)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $8,902,123)............  $ 8,695,148
        Dividends and interest receivable..................        9,426
        Prepaid and other expenses.........................        4,951
                                                             -----------
         Total Assets......................................    8,709,525
                                                             -----------
      Liabilities:
        Payable to custodian...............................       52,861
        Advisory fees payable..............................        6,555
        Administration fees payable........................          524
        Administrative services fees payable...............       19,635
        Distribution fees payable..........................       10,722
                                                             -----------
         Total Liabilities.................................       90,297
                                                             -----------
      Net Assets...........................................  $ 8,619,228
                                                             ===========
      Net Assets consist of:
        Capital............................................  $16,500,351
        Accumulated net investment loss....................      (78,697)
        Accumulated net realized losses on investments.....   (7,595,451)
        Net unrealized appreciation/(depreciation) on
         investments.......................................     (206,975)
                                                             -----------
      Net Assets...........................................  $ 8,619,228
                                                             ===========
        Shares of Beneficial Interest Outstanding..........      374,502
                                                             ===========
        Net Asset Value (offering and redemption price per
         share)............................................  $     23.02
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   139,842
        Interest.............................................         721
                                                              -----------
         Total Income........................................     140,563
                                                              -----------
      Expenses:
        Advisory fees........................................      87,909
        Management services fees.............................      17,582
        Administration fees..................................       4,682
        Administrative services fees.........................      49,365
        Distribution fees....................................      29,303
        Custody fees.........................................      11,609
        Fund accounting fees.................................       6,374
        Transfer agent fees..................................      10,473
        Other fees...........................................      11,956
                                                              -----------
         Total Expenses before waivers.......................     229,253
         Less Expenses waived by the Investment Advisor......      (9,993)
                                                              -----------
         Net Expenses........................................     219,260
                                                              -----------
      Net Investment Loss....................................     (78,697)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................  (2,453,330)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................  (1,874,132)
                                                              -----------
         Net realized and unrealized losses on investments...  (4,327,462)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,406,159)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Statements of Changes in Net Assets
                                                                                        For the period
                                                                        For the six  January 22, 2001/(a)/
                                                                       months ended        through
                                                                       June 30, 2002  December 31, 2001
                                                                       ------------- --------------------
                                                                        (Unaudited)
From Investment Activities:
Operations:
  Net investment loss................................................. $    (78,697)    $    (175,526)
  Net realized losses on investments..................................   (2,453,330)       (5,142,121)
  Net change in unrealized appreciation/(depreciation) on investments.   (1,874,132)        1,667,157
                                                                       ------------     -------------
  Change in net assets resulting from operations......................   (4,406,159)       (3,650,490)
                                                                       ------------     -------------
Capital Transactions:
  Proceeds from shares issued.........................................   64,244,120       190,155,173
  Cost of shares redeemed.............................................  (84,445,978)     (153,277,438)
                                                                       ------------     -------------
  Change in net assets resulting from capital transactions............  (20,201,858)       36,877,735
                                                                       ------------     -------------
  Change in net assets................................................  (24,608,017)       33,227,245
Net Assets:
  Beginning of period.................................................   33,227,245                --
                                                                       ------------     -------------
  End of period....................................................... $  8,619,228     $  33,227,245
                                                                       ============     =============
Share Transactions:
  Issued..............................................................    2,315,613         6,598,208
  Redeemed............................................................   (3,109,726)       (5,429,593)
                                                                       ------------     -------------
  Change in shares....................................................     (794,113)        1,168,615
                                                                       ============     =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                    For the six                 January 22, 2001/(a)/
                                                                   months ended                       through
                                                                   June 30, 2002                 December 31, 2001
                                                                  -------------                 --------------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period.............................  $    28.43                       $     30.00
                                                                   ----------                       -----------
Investment Activities:
  Net investment loss............................................      (0.09)/(b)/                       (0.30)/(b)/
  Net realized and unrealized losses on investments..............      (5.32)                            (1.27)
                                                                   ----------                       -----------
  Total loss from investment activities..........................      (5.41)                            (1.57)
                                                                   ----------                       -----------
Net Asset Value, End of Period...................................  $    23.02                       $     28.43
                                                                   ==========                       ===========
Total Return.....................................................     (19.03)%/(c)/                      (5.23)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period........................................  $8,619,228                       $33,227,245
Ratio of expenses to average net assets..........................        1.87%/(d)/                        2.06%/(d)/
Ratio of net investment loss to average net assets...............      (0.67)%/(d)/                      (1.10)%/(d)/
Ratio of expenses to average net assets*.........................        1.96%/(d)/                        2.06%/(d)/
Portfolio turnover...............................................         473%                             1032%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Industrial                    Investments
             (Unaudited)                            June 30, 2002

 Common Stocks (97.9%)
                                                                  Shares  Value
                                                                  ------ --------
3M Co............................................................    72  $  8,856
Accenture, Ltd.--Class A*........................................    42       798
Acxiom Corp.*....................................................    30       525
AGCO Corp........................................................    30       585
Agilent Technologies, Inc.*......................................    84     1,988
Alliant Techsystems, Inc.*.......................................    12       766
Allied Waste Industries, Inc.*...................................    54       518
American Power Conversion Corp.*.................................    57       720
American Standard Cos.*..........................................    15     1,127
Arrow Electronics, Inc.*.........................................    36       747
Automatic Data Processing, Inc...................................   114     4,965
Avnet, Inc.......................................................    39       858
Ball Corp........................................................    18       747
Boeing Co........................................................   150     6,749
Burlington Northern Santa Fe Corp................................    75     2,250
C.H. Robinson Worldwide, Inc.....................................    30     1,006
Caterpillar, Inc.................................................    66     3,231
Ceridian Corp.*..................................................    42       797
Certegy, Inc.*...................................................    21       779
Choicepoint, Inc.*...............................................    21       955
Cintas Corp......................................................    27     1,335
CNF, Inc.........................................................    21       798
Concord EFS, Inc.*...............................................    99     2,984
Convergys Corp.*.................................................    39       760
Cooper Industries, Ltd.--Class A.................................    24       943
Crown Cork & Seal Co., Inc.*.....................................    42       288
CSX Corp.........................................................    45     1,577
Danaher Corp.....................................................    24     1,592
Deere & Co.......................................................    48     2,299
Deluxe Corp......................................................    30     1,167
Diebold, Inc.....................................................    24       894
Donnelley (R.R.) & Sons Co.......................................    39     1,074
Dover Corp.......................................................    45     1,575
DST Systems, Inc.*...............................................    18       823
Eaton Corp.......................................................    18     1,310
Emerson Electric Co..............................................    78     4,174
Equifax, Inc.....................................................    36       972
Expeditors International of Washington, Inc......................    30       995
FedEx Corp.......................................................    57     3,044
First Data Corp..................................................   141     5,244
Fiserv, Inc.*....................................................    39     1,432
Fluor Corp.......................................................    21       818
General Dynamics Corp............................................    36     3,829
General Electric Co.............................................. 1,642    47,700
Grainger (W.W.), Inc.............................................    21     1,052
Honeywell International, Inc.....................................   153     5,390
Illinois Tool Works, Inc.........................................    60     4,098
IMS Health, Inc..................................................    63     1,131
Ingersoll-Rand Co.--Class A......................................    36     1,644
Ingram Micro, Inc.--Class A*.....................................    42       578
Iron Mountain, Inc.*.............................................    27       833
ITT Industries, Inc..............................................    24     1,694
Jabil Circuit, Inc.*.............................................    39       823
KEMET Corp.*.....................................................    33       589
L-3 Communications Holdings, Inc.*...............................    21     1,134
Lockheed Martin Corp.............................................    69     4,796
Manpower, Inc....................................................    24       882
Martin Marietta Materials........................................    21       819
Masco Corp.......................................................    99     2,683

 Common Stocks, continued
                                                                  Shares  Value
                                                                  ------ --------
Molex, Inc.......................................................   27   $    905
Moody's Corp.....................................................   27      1,343
Navistar International Corp......................................   21        672
Norfolk Southern Corp............................................   81      1,894
Northrop Grumman Corp............................................   21      2,625
Owens-Illinois, Inc.*............................................   42        577
PACCAR, Inc......................................................   29      1,287
Pactiv Corp.*....................................................   51      1,214
Pall Corp........................................................   42        872
Parker Hannifin Corp.............................................   27      1,290
Paychex, Inc.....................................................   66      2,065
Pentair, Inc.....................................................   18        865
PerkinElmer, Inc.................................................   39        431
Pittston Brink's Group...........................................   33        792
Raytheon Co......................................................   78      3,179
Republic Services, Inc.*.........................................   42        801
Robert Half International, Inc.*.................................   45      1,049
Rockwell International Corp......................................   54      1,079
Sabre Holdings Corp.*............................................   33      1,181
Sanmina-SCI Corp.*...............................................  117        738
Sealed Air Corp.*................................................   24        966
Sherwin-Williams Co..............................................   36      1,077
Smurfit-Stone Container Corp.*...................................   63        971
Solectron Corp.*.................................................  174      1,070
SPX Corp.*.......................................................    9      1,058
Symbol Technologies, Inc.........................................   66        561
Tech Data Corp.*.................................................   18        681
Tektronix, Inc.*.................................................   33        617
Textron, Inc.....................................................   33      1,548
Thermo Electron Corp.*...........................................   48        792
Titan Corp.*.....................................................   27        494
TMP Worldwide, Inc.*.............................................   24        516
Tyco International, Ltd..........................................  378      5,107
Union Pacific Corp...............................................   45      2,848
United Parcel Service, Inc.--Class B.............................   75      4,630
United Technologies Corp.........................................   87      5,906
Viad Corp........................................................   30        780
Vishay Intertechnology, Inc.*....................................   42        924
Vulcan Materials Co..............................................   30      1,314
Waste Management, Inc............................................  114      2,970
Waters Corp.*....................................................   33        881
                                                                         --------
TOTAL COMMON STOCKS..............................................         215,310
                                                                         --------
TOTAL INVESTMENTS  (Cost $211,983)/(a)/--(97.9%).................         215,310
Other assets in excess of liabilities--(2.1%)....................           4,553
                                                                         --------
NET ASSETS--(100.0%).............................................        $219,863
                                                                         ========

------
*    Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $ 4,675
                      Unrealized depreciation....  (1,348)
                                                  -------
                      Net unrealized appreciation $ 3,327
                                                  =======


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrial
(Unaudited)

         Statement of Assets and Liabilities
                                                          June 30, 2002
        Assets:
          Investments, at value (cost $211,983).............. $  215,310
          Dividends and interest receivable..................      1,579
          Receivable for investments sold....................  1,258,686
                                                              ----------
           Total Assets......................................  1,475,575
                                                              ----------
        Liabilities:
          Payable to custodian...............................      4,040
          Payable for capital shares redeemed................  1,250,810
          Advisory fees payable..............................        198
          Management services fees payable...................         40
          Administrative services fees payable...............        337
          Distribution fees payable..........................        168
          Other accrued expenses.............................        119
                                                              ----------
           Total Liabilities.................................  1,255,712
                                                              ----------
        Net Assets........................................... $  219,863
                                                              ==========
        Net Assets consist of:
          Capital............................................ $  181,584
          Accumulated undistributed net investment income....      1,299
          Accumulated net realized gains on investments......     33,653
          Net unrealized appreciation/(depreciation) on
           investments.......................................      3,327
                                                              ----------
        Net Assets........................................... $  219,863
                                                              ==========
          Shares of Beneficial Interest Outstanding..........      7,884
                                                              ==========
          Net Asset Value (offering and redemption price per
           share)............................................ $    27.89
                                                              ==========

        Statement of Operations
                     For the period May 1, 2002(a) through June 30, 2002
       Investment Income:
         Dividends............................................... $ 2,621
         Interest................................................       2
                                                                  -------
          Total Income...........................................   2,623
                                                                  -------
       Expenses:
         Advisory fees...........................................     505
         Administration fees.....................................       8
         Management services fees................................     101
         Administrative services fees............................     337
         Distribution fees.......................................     168
         Custody fees............................................     145
         Fund accounting fees....................................      10
         Transfer agent fees.....................................      41
         Other fees..............................................       9
                                                                  -------
          Total Expenses.........................................   1,324
                                                                  -------
       Net Investment Income.....................................   1,299
                                                                  -------
       Realized and Unrealized Gains on Investments:
         Net realized gains on investments.......................  33,653
         Net change in unrealized appreciation/(depreciation) on
          investments............................................   3,327
                                                                  -------
          Net realized and unrealized gains on investments.......  36,980
                                                                  -------
       Change in Net Assets Resulting from Operations............ $38,279
                                                                  =======

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrial


 Statement of Changes in Net Assets
                                                                       For the period
                                                                       May 1, 2002/(a)/
                                                                           through
                                                                        June 30, 2002
                                                                       ---------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment income...............................................   $     1,299
  Net realized gains on investments...................................        33,653
  Net change in unrealized appreciation/(depreciation) on investments.         3,327
                                                                         -----------
  Change in net assets resulting from operations......................        38,279
                                                                         -----------
Capital Transactions:
  Proceeds from shares issued.........................................     4,288,496
  Cost of shares redeemed.............................................    (4,106,912)
                                                                         -----------
  Change in net assets resulting from capital transactions............       181,584
                                                                         -----------
  Change in net assets................................................       219,863
Net Assets:
  Beginning of period.................................................            --
                                                                         -----------
  End of period.......................................................   $   219,863
                                                                         ===========
Share Transactions:
  Issued..............................................................       149,068
  Redeemed............................................................      (141,184)
                                                                         -----------
  Change in shares....................................................         7,884
                                                                         ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrial


     Financial Highlights
    Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                    For the period
                                                                    May 1, 2002/(a)/
                                                                        through
                                                                     June 30, 2002
                                                                    ---------------
                                                                      (Unaudited)
    Net Asset Value, Beginning of Period...........................    $  30.00
                                                                       --------
    Investment Activities:
      Net investment income........................................        0.09/(b)/
      Net realized and unrealized losses on investments............       (2.20)/(c)/
                                                                       --------
      Total loss from investment activities........................       (2.11)
                                                                       --------
    Net Asset Value, End of Period.................................    $  27.89
                                                                       ========
    Total Return...................................................       (7.03)%/(d)/
    Ratios/Supplemental Data:
    Net assets, end of period......................................    $219,863
    Ratio of expenses to average net assets........................        1.96%/(e)/
    Ratio of net investment income to average net assets...........        1.93%/(e)/
    Portfolio turnover.............................................        3338%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Internet                      Investments
             (Unaudited)                            June 30, 2002


             Common Stocks (96.0%)
                                                     Shares  Value
                                                     ------ -------
            Agile Software Corp.*...................   99   $   720
            Akamai Technologies, Inc.*..............  183       238
            Amazon.com, Inc.*.......................  471     7,654
            Ameritrade Holding Corp.--Class A*......  270     1,242
            Ariba, Inc.*............................  513     1,636
            BEA Systems, Inc.*......................  792     7,532
            BroadVision, Inc.*......................  483       150
            Check Point Software Technologies, Ltd.*  372     5,044
            CheckFree Holdings Corp.*...............  138     2,158
            CMGI, Inc.*.............................  714       343
            CNET Networks, Inc.*....................  246       490
            Commerce One, Inc. *....................  480       182
            Digital Insight Corp.*..................   63     1,036
            DoubleClick, Inc.*......................  264     1,959
            EarthLink, Inc.*........................  264     1,774
            eBay, Inc.*.............................  141     8,687
            ETRADE Group, Inc.*.....................  594     3,243
            Expedia, Inc.--Class A*.................   30     1,779
            FreeMarkets, Inc.*......................   81     1,145
            HomeStore.com, Inc.*....................  198       285
            Hotels.com*.............................   27     1,140
            I2 Technologies, Inc.*..................  618       915
            InfoSpace, Inc.*........................  504       227
            Inktomi Corp.*..........................  306       269
            Internet Security Systems, Inc.*........   90     1,181
            Interwoven, Inc.*.......................  219       668
            Macromedia, Inc.*.......................  123     1,091

           Common Stocks, continued
                                                        Shares  Value
                                                        ------ -------
          Overture Services, Inc.*.....................  108   $ 2,698
          Portal Software, Inc.*.......................  267       200
          priceline.com, Inc.*.........................  204       569
          RealNetworks, Inc.*..........................  222       904
          Tibco Software, Inc.*........................  168       934
          Ticketmaster Online-CitySearch, Inc.*........   54     1,010
          TMP Worldwide, Inc.*.........................  177     3,806
          VeriSign, Inc.*..............................  447     3,214
          Vignette Corp.*..............................  516     1,017
          WebMD Corp.*.................................  603     3,395
          webMethods, Inc.*............................   99       980
          Websense, Inc.*..............................   45     1,151
          Yahoo!, Inc.*................................  340     5,018
                                                               -------
          TOTAL COMMON STOCKS..........................         77,684
                                                               -------
          TOTAL INVESTMENTS
           (Cost $81,767)/(a)/--(96.0%)................         77,684
          Other assets in excess of liabilities--(4.0%)          3,200
                                                               -------
          NET ASSETS--(100.0%).........................        $80,884
                                                               =======

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                      Unrealized appreciation.... $ 3,398
                      Unrealized depreciation....  (7,481)
                                                  -------
                      Net unrealized depreciation $(4,083)
                                                  =======

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet
(Unaudited)


 Statement of Assets and Liabilities
                                                         June 30, 2002
Assets:
 Investments, at value (cost $81,767)....................... $ 77,684
 Cash.......................................................       63
 Receivable for investments sold............................    2,952
 Receivable for capital shares issued.......................      416
                                                             --------
   Total Assets.............................................   81,115
                                                             --------
Liabilities:
 Advisory fees payable......................................       78
 Management services fees payable...........................       16
 Administrative services fees payable.......................       82
 Distribution fees payable..................................       41
 Other accrued expenses.....................................       14
                                                             --------
   Total Liabilities........................................      231
                                                             --------
Net Assets.................................................. $ 80,884
                                                             ========
Net Assets consist of:
 Capital.................................................... $115,097
 Accumulated net investment loss............................     (321)
 Accumulated net realized losses on investments.............  (29,809)
 Net unrealized appreciation/(depreciation) on investments..   (4,083)
                                                             --------
Net Assets.................................................. $ 80,884
                                                             ========
 Shares of Beneficial Interest Outstanding..................    3,191
                                                             ========
 Net Asset Value (offering and redemption price per share).. $  25.35
                                                             ========

 Statement of Operations
                     For the period May 1, 2002/(a)/ through June 30, 2002
Investment Income:
 Interest................................................... $     --/(b)/
                                                             --------
Expenses:
 Advisory fees..............................................      123
 Management services fees...................................       25
 Administration fees........................................        3
 Administrative services fees...............................       82
 Distribution fees..........................................       41
 Custody fees...............................................       33
 Fund accounting fees.......................................        1
 Transfer agent fees........................................       13
                                                             --------
   Total Expenses...........................................      321
                                                             --------
Net Investment Loss.........................................     (321)
                                                             --------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments.........................  (29,809)
 Net change in unrealized appeciation/(depreciation) on
   investments..............................................   (4,083)
                                                             --------
   Net realized and unrealized losses on investments........  (33,892)
                                                             --------
Change in Net Assets Resulting from Operations.............. $(34,213)
                                                             ========

------
/(a)/ Commencement of operations.
/(b)/ Amount is less than $1.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet


 Statement of Changes in Net Assets
                                                                  For the period
                                                                  May 1, 2002/(a)/
                                                                      through
                                                                   June 30, 2002
                                                                  ---------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment loss.............................................    $    (321)
 Net realized losses on investments..............................      (29,809)
 Net change in unrealized appreciation/(depreciation) on
   investments...................................................       (4,083)
                                                                     ---------
 Change in net assets resulting from operations..................      (34,213)
                                                                     ---------
Capital Transactions:
 Proceeds from shares issued.....................................      846,562
 Cost of shares redeemed.........................................     (731,465)
                                                                     ---------
 Change in net assets resulting from capital transactions........      115,097
                                                                     ---------
 Change in net assets............................................       80,884
Net Assets:
 Beginning of period.............................................           --
                                                                     ---------
 End of period...................................................    $  80,884
                                                                     =========
Share Transactions:
 Issued..........................................................       29,705
 Redeemed........................................................      (26,514)
                                                                     ---------
 Change in shares................................................        3,191
                                                                     =========

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                  For the period
                                                                  May 1, 2002/(a)/
                                                                      through
                                                                   June 30, 2002
                                                                  ---------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period.............................     $ 30.00
                                                                      -------
Investment Activities:
 Net investment loss.............................................       (0.09)/(b)/
 Net realized and unrealized losses on investments...............       (4.56)
                                                                      -------
 Total loss from investment activities...........................       (4.65)
                                                                      -------
Net Asset Value, End of Period...................................     $ 25.35
                                                                      =======
Total Return.....................................................      (15.50)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period........................................     $80,884
Ratio of expenses to average net assets..........................        1.98%/(d)/
Ratio of net investment loss to average net assets...............       (1.98)%/(d)/
Portfolio turnover...............................................         734%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Pharmaceuticals               Investments
             (Unaudited)                            June 30, 2002

    Common Stocks (55.1%)
                                                           Shares   Value
                                                           ------ ----------
   Allergan, Inc..........................................  1,989 $  132,766
   Alpharma, Inc..........................................    612     10,392
   Andrx Group*...........................................    918     24,758
   Barr Laboratories, Inc.*...............................    459     29,160
   Bristol-Myers Squibb Co................................ 28,611    735,303
   Cell Pathways, Inc.*...................................    459        688
   Cephalon, Inc.*........................................    765     34,578
   Eli Lilly & Co......................................... 14,229    802,516
   Emisphere Technologies, Inc.*..........................    306      1,258
   Forest Laboratories, Inc.*.............................  2,601    184,151
   ICN Pharmaceuticals, Inc...............................  1,224     29,633
   Inhale Therapeutic Systems, Inc.*......................    765      7,596
   IVAX Corp.*............................................  2,448     26,438
   Johnson & Johnson......................................  4,523    236,372
   King Pharmaceuticals, Inc.*............................  3,366     74,894
   KOS Pharmaceuticals, Inc.*.............................    153      3,114
   Medicis Pharmaceutical Corp.*..........................    459     19,627
   Merck & Co., Inc....................................... 33,507  1,696,794
   Mylan Laboratories, Inc................................  1,836     57,559
   Noven Pharmaceuticals, Inc.*...........................    306      7,803
   NPS Pharmaceuticals, Inc.*.............................    459      7,032
   Perrigo Co.*...........................................    918     11,934
   Pfizer, Inc............................................  7,259    254,064
   Pharmacia Corp......................................... 19,125    716,231

    Common Stocks (continued)
                                                           Shares    Value
                                                           ------ -----------
   PRAECIS Pharmaceuticals, Inc.*.........................    765 $     2,662
   SangStat Medical Corp.*................................    459      10,548
   Schering-Plough Corp................................... 21,726     534,460
   Sepracor, Inc.*........................................  1,224      11,689
   SICOR, Inc.*...........................................  1,071      19,856
   SuperGen, Inc.*........................................    459       3,332
   Taro Pharmaceutical Industries Ltd.*...................    459      11,255
   Tularik, Inc.*.........................................    612       5,612
   Watson Pharmaceuticals, Inc.*..........................  1,530      38,663
   Wyeth.................................................. 19,584   1,002,701
                                                                  -----------
   TOTAL COMMON STOCKS....................................          6,745,439
                                                                  -----------
   TOTAL INVESTMENTS (Cost $6,778,627)/(a)/--(55.1%)......          6,745,439
   Other assets in excess of liabilities --(44.9%)........          5,496,067
                                                                  -----------
   NET ASSETS--(100.0%)...................................        $12,241,506
                                                                  ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                              Unrealized appreciation................. $  3,161
                              Unrealized depreciation.................  (36,349)
                                                                       --------
                              Net unrealized depreciation............. $(33,188)
                                                                       ========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals
(Unaudited)

        Statement of Assets and Liabilities
                                                          June 30, 2002
       Assets:
         Investments, at value (cost $6,778,627).........   $ 6,745,439
         Dividends and interest receivable...............           231
         Receivable for investments sold.................        62,490
         Receivable for capital shares issued............    11,089,112
                                                            -----------
          Total Assets...................................    17,897,272
                                                            -----------
       Liabilities:
         Payable to custodian............................         4,536
         Payable for investments purchased...............     5,650,023
         Advisory fees payable...........................           299
         Management services fees payable................            60
         Administrative services fees payable............           415
         Distribution fees payable.......................           207
         Other accrued expenses..........................           226
                                                            -----------
          Total Liabilities..............................     5,655,766
                                                            -----------
       Net Assets........................................   $12,241,506
                                                            ===========
       Net Assets consist of:
         Capital.........................................   $12,348,352
         Accumulated net investment loss.................          (509)
         Accumulated net realized losses on investments..       (73,149)
         Net unrealized appreciation/(depreciation) on
          investments....................................       (33,188)
                                                            -----------
       Net Assets........................................   $12,241,506
                                                            ===========
       Shares of Beneficial Interest Outstanding.........       461,422
                                                            ===========
       Net Asset Value (offering and redemption price per
        share)...........................................   $     26.53
                                                            ===========

      Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
     Investment Income:
       Dividends............................................... $   1,119
       Interest................................................         3
                                                                ---------
        Total Income...........................................     1,122
                                                                ---------
     Expenses:
       Advisory fees...........................................       623
       Management services fees................................       125
       Administration fees.....................................        12
       Administrative services fees............................       415
       Distribution fees.......................................       207
       Custody fees............................................       162
       Fund accounting fees....................................         8
       Transfer agent fees.....................................        63
       Other fees..............................................        16
                                                                ---------
        Total Expenses.........................................     1,631
                                                                ---------
     Net Investment Loss.......................................      (509)
                                                                ---------
     Realized and Unrealized Losses on Investments:
       Net realized losses on investments......................   (73,149)
       Net change in unrealized appreciation/(depreciation) on
        investments............................................   (33,188)
                                                                ---------
        Net realized and unrealized losses on investments......  (106,337)
                                                                ---------
     Change in Net Assets Resulting from Operations............ $(106,846)
                                                                =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

 Statement of Changes in Net Assets
                                                                       For the period
                                                                       May 1, 2002/(a)/
                                                                           through
                                                                        June 30, 2002
                                                                       ---------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.................................................   $      (509)
  Net realized losses on investments..................................       (73,149)
  Net change in unrealized appreciation/(depreciation) on investments.       (33,188)
                                                                         -----------
  Change in net assets resulting from operations......................      (106,846)
                                                                         -----------
Capital Transactions:
  Proceeds from shares issued.........................................    16,026,679
  Cost of shares redeemed.............................................    (3,678,327)
                                                                         -----------
  Change in net assets resulting from capital transactions............    12,348,352
                                                                         -----------
  Change in net assets................................................    12,241,506
Net Assets:
  Beginning of period.................................................            --
                                                                         -----------
  End of period.......................................................   $12,241,506
                                                                         ===========
Share Transactions:
  Issued..............................................................       591,402
  Redeemed............................................................      (129,980)
                                                                         -----------
  Change in shares....................................................       461,422
                                                                         ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals


 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the period indicated.
                                                              For the period
                                                              May 1, 2002/(a)/
                                                                  through
                                                               June 30, 2002
                                                             ---------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period........................   $     30.00
                                                               -----------
Investment Activities:
 Net investment loss........................................         (0.03)/(b)/
 Net realized and unrealized losses on investments..........         (3.44)
                                                               -----------
 Total loss from investment activities......................         (3.47)
                                                               -----------
Net Asset Value, End of Period..............................   $     26.53
                                                               ===========
Total Return................................................        (11.57)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...................................   $12,241,506
Ratio of expenses to average net assets.....................          1.97%/(d)/
Ratio of net investment loss to average net assets..........         (0.61)%/(d)/
Portfolio turnover..........................................           137%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Precious Metals               Investments
             (Unaudited)                            June 30, 2002

          Federal Home Loan Bank (26.2%)
                                                Principal
                                                 Amount       Value
                                                ---------- -----------
         Federal Home Loan Bank, 1.35%,
          07/01/02............................. $  919,000 $   918,897
         Federal Home Loan Bank, 1.60%,
          07/10/02.............................  1,551,000   1,550,172
                                                           -----------
         TOTAL FEDERAL HOME LOAN BANK..........              2,469,069
                                                           -----------
          Federal Home Loan Mortgage Corporation (9.8%)
         Federal Home Loan Mortgage
          Corporation, 1.35%, 07/01/02.........    919,000     918,897
                                                           -----------
         TOTAL FEDERAL HOME LOAN
          MORTGAGE CORPORATION.................                918,897
                                                           -----------
          Federal National Mortgage Association (26.1%)
         Federal National Mortgage Association,
          1.35%, 07/01/02......................    919,000     918,897
         Federal National Mortgage Association,
          1.60%, 07/03/02......................  1,551,000   1,550,655
                                                           -----------
         TOTAL FEDERAL NATIONAL
          MORTGAGE ASSOCIATION.................              2,469,552
                                                           -----------
          Student Loan Marketing Association (9.8%)
         Student Loan Marketing Association,
          1.35%, 07/01/02......................    919,000     918,897
                                                           -----------
         TOTAL STUDENT LOAN MARKETING
          ASSOCIATION..........................                918,897
                                                           -----------

          U.S. Treasury Bills (16.5%)
                                               Principal
                                                Amount       Value
                                               ---------- -----------
         U.S. Treasury Bills, 1.30%, 07/05/02. $1,551,000 $ 1,550,608
                                                          -----------
         TOTAL U.S. TREASURY BILLS............              1,550,608
                                                          -----------
          Repurchase Agreement (22.1%)
         State Street Bank, 1.60%, 07/01/02,
          dated 06/28/02, with market value of
          $2,082,278 (Fully collateralized by
          various U.S. Government Securities).  2,082,000   2,082,000
                                                          -----------
         TOTAL REPURCHASE AGREEMENT...........              2,082,000
                                                          -----------
         TOTAL INVESTMENTS
          (Cost $10,410,018)/(a)/--(110.5%)...             10,409,023
         Liabilities in excess of other
          assets--(-10.5%)....................               (991,021)
                                                          -----------
         NET ASSETS--(100.0%).................            $ 9,418,002
                                                          ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                       Unrealized appreciation.... $   0
                       Unrealized depreciation....  (995)
                                                   -----
                       Net unrealized depreciation $(995)
                                                   =====

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals
(Unaudited)


        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $8,328,018)............ $ 8,327,023
         Repurchase agreements, at amortized cost...........   2,082,000
                                                             -----------
          Total Investments.................................  10,409,023
         Cash...............................................       2,623
         Interest receivable................................         278
                                                             -----------
          Total Assets......................................  10,411,924
                                                             -----------
       Liabilities:
         Unrealized depreciation on swap contracts..........     971,755
         Advisory fees payable..............................       6,174
         Management services fees payable...................       1,235
         Administrative services fees payable...............       6,961
         Distribution fees payable..........................       3,481
         Other accrued expenses.............................       4,316
                                                             -----------
          Total Liabilities.................................     993,922
                                                             -----------
       Net Assets........................................... $ 9,418,002
                                                             ===========
       Net Assets consist of:
         Capital............................................ $11,702,829
         Accumulated net investment loss....................      (5,134)
         Accumulated net realized losses on investments and
          swap contracts....................................  (1,306,943)
         Net unrealized appreciation/(depreciation) on
          investments and swap contracts....................    (972,750)
                                                             -----------
       Net Assets........................................... $ 9,418,002
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     340,519
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     27.66
                                                             ===========

       Statement of Operations
                    For the period May 1, 2002/(a)/ through June 30, 2002
      Investment Income:
        Interest............................................. $    22,155
                                                              -----------
      Expenses:
        Advisory fees........................................      10,442
        Management services fees.............................       2,088
        Administration fees..................................         239
        Administrative services fees.........................       6,961
        Distribution fees....................................       3,481
        Custody fees.........................................       1,404
        Fund accounting fees.................................         457
        Transfer agent fees..................................         396
        Other fees...........................................       1,821
                                                              -----------
         Total Expenses......................................      27,289
                                                              -----------
      Net Investment Loss....................................      (5,134)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................  (1,306,943)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (972,750)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (2,279,693)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,284,827)
                                                              ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals


 Statement of Changes in Net Assets
                                                                                          For the period
                                                                                          May 1, 2002/(a)/
                                                                                              through
                                                                                           June 30, 2002
                                                                                          ---------------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
  Net investment loss....................................................................  $     (5,134)
  Net realized losses on investments and swap contracts..................................    (1,306,943)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.      (972,750)
                                                                                           ------------
  Change in net assets resulting from operations.........................................    (2,284,827)
                                                                                           ------------
Capital Transactions:
  Proceeds from shares issued............................................................    30,788,814
  Cost of shares redeemed................................................................   (19,085,985)
                                                                                           ------------
  Change in net assets resulting from capital transactions...............................    11,702,829
                                                                                           ------------
  Change in net assets...................................................................     9,418,002
Net Assets:
  Beginning of period....................................................................            --
                                                                                           ------------
  End of period..........................................................................  $  9,418,002
                                                                                           ============
Share Transactions:
  Issued.................................................................................       967,385
  Redeemed...............................................................................      (626,866)
                                                                                           ------------
  Change in shares.......................................................................       340,519
                                                                                           ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                           For the period
                                                                          May 1, 2002/(a)/
                                                                               through
                                                                            June 30, 2002
                                                                          ---------------
                                                                             (Unaudited)
Net Asset Value, Beginning of Period.....................................   $    30.00
                                                                            ----------
Investment Activities:
  Net investment loss....................................................        (0.02)/(b)/
  Net realized and unrealized losses on investments and swap contracts...        (2.32)
                                                                            ----------
  Total loss from investment activities..................................        (2.34)
                                                                            ----------
Net Asset Value, End of Period...........................................   $    27.66
                                                                            ==========
Total Return.............................................................        (7.80)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period................................................   $9,418,002
Ratio of expenses to average net assets..................................         1.97%/(d)/
Ratio of net investment loss to average net assets.......................        (0.37)%/(d)/
Portfolio turnover.......................................................           --

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Real Estate                   Investments
             (Unaudited)                            June 30, 2002


    Common Stocks (100.9%)
                                                           Shares    Value
                                                           ------- ----------
   AMB Property Corp......................................  57,519 $1,783,089
   Annaly Mortgage Management, Inc........................  56,772  1,101,377
   Apartment Investment & Management Co.-- Class A........  58,266  2,866,687
   Archstone-Smith Trust.................................. 121,014  3,231,074
   Arden Realty Group, Inc................................  41,085  1,168,868
   AvalonBay Communities, Inc.............................  45,567  2,127,979
   Boston Properties, Inc.................................  62,001  2,476,940
   Brandywine Realty Trust................................  22,410    580,419
   BRE Properties, Inc.--Class A..........................  31,374    976,045
   Camden Property Trust..................................  27,639  1,023,472
   Capital Automotive Real Estate Investment Trust........  15,687    374,292
   CarrAmerica Realty Corp................................  20,169    622,214
   Catellus Development Corp.*............................  53,784  1,098,269
   CBL & Associates Properties, Inc.......................  18,675    756,338
   Centerpoint Properties Corp............................  15,687    910,003
   Chelsea Property Group, Inc............................  23,904    799,589
   Colonial Properties Trust..............................  14,193    552,817
   Cousins Properties, Inc................................  27,639    684,342
   Crescent Real Estate Equities Co.......................  67,977  1,271,170
   Developers Diversified Realty Corp.....................  39,591    890,798
   Duke-Weeks Realty Corp.................................  86,652  2,508,575
   Equity Inns, Inc.......................................  27,639    222,494
   Equity Office Properties Trust......................... 286,848  8,634,124
   Equity Residential Properties Trust.................... 186,003  5,347,585
   Federal Realty Investment Trust........................  29,880    827,975
   FelCor Lodging Trust, Inc..............................  26,892    493,468
   First Industrial Realty Trust, Inc.....................  26,892    883,402
   General Growth Properties, Inc.........................  39,591  2,019,141
   Glenborough Realty Trust, Inc..........................  18,675    442,598
   Health Care Property Investors, Inc....................  39,591  1,698,454
   Health Care REIT, Inc..................................  25,398    760,670
   Healthcare Realty Trust, Inc...........................  29,133    932,256
   Highwoods Properties, Inc..............................  36,603    951,678
   Home Properties of New York, Inc.......................  14,940    566,824
   Hospitality Properties Trust...........................  39,591  1,445,072
   Host Marriott Corp..................................... 159,111  1,797,954
   HRPT Properties Trust..................................  83,664    740,426
   iStar Financial, Inc...................................  37,350  1,064,475
   JDN Realty Corp........................................  22,410    280,125
   Kilroy Realty Corp.....................................  18,675    499,556

   Common Stocks, continued
                                                          Shares     Value
                                                          ------- -----------
  Kimco Realty Corp......................................  61,254 $ 2,051,397
  Koger Equity, Inc......................................  14,940     288,342
  La Quinta Corp.*....................................... 104,580     758,205
  Liberty Property Trust.................................  51,543   1,804,005
  LNR Property Corp......................................  17,181     592,745
  Macerich Co............................................  23,157     717,867
  Mack-Cali Realty Corp..................................  38,844   1,365,367
  Manufactured Home Communities, Inc.....................  13,446     471,955
  MeriStar Hospitality Corp..............................  30,627     467,062
  Mills Corp.............................................  17,928     555,768
  Nationwide Health Properties, Inc......................  33,615     630,281
  New Plan Excel Realty Trust, Inc.......................  64,989   1,353,721
  Plum Creek Timber Co., Inc.............................  94,869   2,912,478
  Post Properties, Inc...................................  25,398     766,004
  Prentiss Properties Trust..............................  24,651     782,669
  Prologis Trust......................................... 122,508   3,185,208
  Public Storage, Inc....................................  54,531   2,023,100
  Reckson Associates Realty Corp.........................  32,121     799,813
  RFS Hotel Investors, Inc...............................  19,422     262,974
  Rouse Co...............................................  59,760   1,972,080
  Shurgard Storage Centers, Inc.--Class A................  21,663     751,706
  Simon Property Group, Inc..............................  96,363   3,550,012
  SL Green Realty Corp...................................  20,916     745,655
  St. Joe Co.............................................  21,663     650,323
  United Dominion Realty Trust, Inc......................  73,953   1,164,760
  Vornado Realty Trust...................................  59,760   2,760,912
  Weingarten Realty Investors............................  32,868   1,163,527
                                                                  -----------
  TOTAL COMMON STOCKS....................................          91,960,570
                                                                  -----------
  TOTAL INVESTMENTS (Cost $87,893,537)/(a)/--(100.9%)....          91,960,571
  Liabilities in excess of other assets--(-0.9%).........            (827,723)
                                                                  -----------
  NET ASSETS--(100.0%)...................................         $91,132,847
                                                                  ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $4,616,911
                    Unrealized depreciation....   (549,877)
                                                ----------
                    Net unrealized appreciation $4,067,034
                                                ==========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $87,893,537)........... $91,960,571
         Dividends and interest receivable..................     500,139
         Prepaid expenses...................................         282
                                                             -----------
          Total Assets......................................  92,460,992
                                                             -----------
       Liabilities:
         Payable to custodian...............................     139,625
         Dividends payable..................................   1,019,040
         Advisory fees payable..............................      43,762
         Management services fees payable...................       1,842
         Administration fees payable........................       3,205
         Administrative services fees payable...............      63,778
         Distribution fees payable..........................      34,227
         Other accrued expenses.............................      22,666
                                                             -----------
          Total Liabilities.................................   1,328,145
                                                             -----------
       Net Assets........................................... $91,132,847
                                                             ===========
       Net Assets consist of:
         Capital............................................ $92,081,403
         Accumulated undistributed net investment income....     644,667
         Accumulated net realized losses on investments.....  (5,660,257)
         Net unrealized appreciation/(depreciation) on
          investments.......................................   4,067,034
                                                             -----------
       Net Assets........................................... $91,132,847
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   2,540,288
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     35.88
                                                             ===========

       Statement of Operations
                                  For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $1,429,483
        Interest.............................................        334
                                                              ----------
         Total Income........................................  1,429,817
                                                              ----------
      Expenses:
        Advisory fees........................................    159,387
        Management services fees.............................     31,878
        Administration fees..................................     15,292
        Administrative services fees.........................     94,021
        Distribution fees....................................     53,129
        Custody fees.........................................     18,111
        Fund accounting fees.................................     17,495
        Transfer agent fees..................................     11,952
        Other fees...........................................     27,976
                                                              ----------
         Total Expenses before waivers.......................    429,241
         Less Expenses waived by the Investment Advisor......     (8,576)
                                                              ----------
         Net Expenses........................................    420,665
                                                              ----------
      Net Investment Income..................................  1,009,152
                                                              ----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments...................   (429,495)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................  2,128,722
                                                              ----------
         Net realized and unrealized gains on investments....  1,699,227
                                                              ----------
      Change in Net Assets Resulting from Operations......... $2,708,379
                                                              ==========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      January 22, 2001/(a)/
                                                                       six months ended       through
                                                                        June 30, 2002    December 31, 2001
                                                                       ---------------- --------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment income...............................................  $   1,009,152      $   1,061,409
  Net realized losses on investments..................................       (429,495)        (5,397,786)
  Net change in unrealized appreciation/(depreciation) on investments.      2,128,722          1,938,312
                                                                        -------------      -------------
  Change in net assets resulting from operations......................      2,708,379         (2,398,065)
                                                                        -------------      -------------
Distributions to Shareholders From:
  Net investment income...............................................     (1,019,040)                --
                                                                        -------------      -------------
  Change in net assets resulting from distributions...................     (1,019,040)                --
                                                                        -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................    283,176,273        203,025,879
  Cost of shares redeemed.............................................   (233,146,616)      (161,213,963)
                                                                        -------------      -------------
  Change in net assets resulting from capital transactions............     50,029,657         41,811,916
                                                                        -------------      -------------
  Change in net assets................................................     51,718,996         39,413,851
Net Assets:
  Beginning of period.................................................     39,413,851                 --
                                                                        -------------      -------------
  End of period.......................................................  $  91,132,847      $  39,413,851
                                                                        =============      =============
Share Transactions:
  Issued..............................................................      8,132,603          6,263,889
  Redeemed............................................................     (6,797,068)        (5,059,136)
                                                                        -------------      -------------
  Change in shares....................................................      1,335,535          1,204,753
                                                                        =============      =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                                   For the
                                                                                               six months ended
                                                                                                June 30, 2002
                                                                                               ----------------
                                                                                                 (Unaudited)
                     Net Asset Value, Beginning of Period.....................................   $     32.72
                                                                                                 -----------
                     Investment Activities:
                       Net investment income..................................................          0.82/(b)/
                       Net realized and unrealized gains on investments.......................          2.74
                                                                                                 -----------
                       Total income from investment activities................................          3.56
                                                                                                 -----------
                     Distributions to Shareholders From:
                       Net investment income..................................................         (0.40)
                                                                                                 -----------
                     Net Asset Value, End of Period...........................................   $     35.88
                                                                                                 ===========
                     Total Return.............................................................         10.88%/(d)/
                     Ratios/Supplemental Data:
                     Net assets, end of period................................................   $91,132,847
                     Ratio of expenses to average net assets..................................          1.98%/(e)/
                     Ratio of net investment income to average net assets.....................          4.75%/(e)/
                     Ratio of expenses to average net assets*.................................          2.02%/(e)/
                     Portfolio turnover.......................................................           543%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                  For the period
                                                                                               January 22, 2001/(a)/
                                                                                                     through
                                                                                                December 31, 2001
                                                                                               --------------------

                     Net Asset Value, Beginning of Period.....................................     $     30.00
                                                                                                   -----------
                     Investment Activities:
                       Net investment income..................................................            1.53/(b)/
                       Net realized and unrealized gains on investments.......................            1.19/(c)/
                                                                                                   -----------
                       Total income from investment activities................................            2.72
                                                                                                   -----------
                     Distributions to Shareholders From:
                       Net investment income..................................................              --
                                                                                                   -----------
                     Net Asset Value, End of Period...........................................     $     32.72
                                                                                                   ===========
                     Total Return.............................................................            9.07%/(d)/
                     Ratios/Supplemental Data:
                     Net assets, end of period................................................     $39,413,851
                     Ratio of expenses to average net assets..................................            1.99%/(e)/
                     Ratio of net investment income to average net assets.....................            5.01%/(e)/
                     Ratio of expenses to average net assets*.................................            1.99%/(e)/
                     Portfolio turnover.......................................................             753%

------
 *During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Semiconductor                 Investments
             (Unaudited)                            June 30, 2002

 Common Stocks (84.5%)
                                                                  Shares  Value
                                                                  ------ --------
Actel Corp.*.....................................................    20  $    420
Advanced Micro Devices, Inc.*....................................   290     2,819
Agere Systems, Inc.*.............................................   620       868
Agere Systems, Inc.--Class B*....................................   780     1,170
Alliance Semiconductor Corp.*....................................    20       142
Altera Corp.*....................................................   330     4,488
Amkor Technology, Inc.*..........................................    70       435
ANADIGICS, Inc.*.................................................    30       247
Analog Devices*..................................................   310     9,207
Applied Materials, Inc.*......................................... 1,410    26,817
Applied Micro Circuits Corp.*....................................   260     1,230
Asyst Technologies, Inc.*........................................    30       611
Atmel Corp.*.....................................................   370     2,316
ATMI, Inc.*......................................................    20       447
Axcelis Technologies, Inc.*......................................    80       904
AXT, Inc.*.......................................................    20       160
Broadcom Corp.--Class A*.........................................   170     2,982
Brooks-PRI Automation, Inc.*.....................................    30       767
Centillium Communications, Inc.*.................................    30       262
Cirrus Logic, Inc.*..............................................    60       449
Cohu, Inc........................................................    20       346
Conexant Systems, Inc.*..........................................   220       356
Credence Systems Corp.*..........................................    50       889
Cree Research, Inc.*.............................................    60       794
Cypress Semiconductor Corp.*.....................................   110     1,670
DSP Group, Inc.*.................................................    20       392
DuPont Photomasks, Inc.*.........................................    10       325
Electroglas, Inc.*...............................................    20       200
EMCORE Corp.*....................................................    20       120
ESS Technology, Inc.*............................................    30       526
Exar Corp.*......................................................    30       592
Fairchild Semiconductor International, Inc.*.....................   100     2,430
FSI International, Inc.*.........................................    20       149
GlobespanVirata, Inc.*...........................................   100       387
hi/fn, Inc.*.....................................................    10        60
Integrated Device Technology, Inc.*..............................    90     1,633
Integrated Silicon Solution, Inc.*...............................    20       178
Intel Corp....................................................... 3,230    59,011
Interdigital Communications Corp.*...............................    50       453
International Rectifier Corp.*...................................    50     1,458
Intersil Corp.--Class A*.........................................   110     2,352
KLA-Tencor Corp.*................................................   160     7,038
Kopin Corp.*.....................................................    60       396
Kulicke & Soffa Industries, Inc.*................................    40       496
Lam Research Corp.*..............................................   110     1,978
Lattice Semiconductor Corp.*.....................................    90       787
Linear Technology Corp...........................................   270     8,486
LSI Logic Corp.*.................................................   310     2,713
LTX Corp.*.......................................................    40       571
M-Systems Flash Disk Pioneers, Ltd.*.............................    20       166
Marvell Technology Group, Ltd.*..................................    50       995
Maxim Integrated Products, Inc.*.................................   280    10,732
Micrel, Inc.*....................................................    60       863
Microchip Technology, Inc.*......................................   170     4,663
Micron Technology, Inc.*.........................................   470     9,503
National Semiconductor Corp.*....................................   150     4,376
Novellus Systems, Inc.*..........................................   120     4,080
NVIDIA Corp.*....................................................   100     1,718
Oak Technology, Inc.*............................................    40       181

 Common Stocks, continued
                                                                  Shares  Value
                                                                  ------ --------
Photronics, Inc.*................................................    20  $    379
PLX Technology, Inc.*............................................    20        85
PMC-Sierra, Inc.*................................................   140     1,298
Power Integrations, Inc.*........................................    20       358
Rambus, Inc.*....................................................    80       327
RF Micro Devices, Inc.*..........................................   120       914
Sandisk Corp.*...................................................    50       620
Semtech Corp.*...................................................    60     1,602
Silicon Image, Inc.*.............................................    50       306
Silicon Laboratories, Inc.*......................................    20       541
Silicon Storage Technology, Inc.*................................    70       546
Siliconix, Inc.*.................................................    10       277
Skyworks Solutions, Inc.*........................................   120       668
Teradyne, Inc.*..................................................   150     3,525
Texas Instruments, Inc........................................... 1,490    35,312
Transmeta Corp.*.................................................    90       212
TriQuint Semiconductor, Inc.*....................................   100       641
Ultratech Stepper, Inc.*.........................................    20       324
Varian Semiconductor Equipment Associates, Inc.*.................    30     1,018
Vitesse Semiconductor Corp.*.....................................   170       529
Xilinx, Inc.*....................................................   290     6,505
Zoran Corp.*.....................................................    19       435
                                                                         --------
TOTAL COMMON STOCKS..............................................         247,226
                                                                         --------
TOTAL INVESTMENTS  (Cost $244,378)/(a)/--(84.5%).................         247,226
Other assets in excess of liabilities--(15.5%)...................          45,224
                                                                         --------
NET ASSETS--(100.0%).............................................        $292,450
                                                                         ========

------
*    Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation.... $ 6,105
                      Unrealized depreciation....  (3,257)
                                                  -------
                      Net unrealized appreciation $ 2,848
                                                  =======

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor
(Unaudited)

 Statement of Assets and Liabilities
                                                                June 30, 2002
Assets:
 Investments, at value (cost $244,378)........................... $  247,226
 Dividends and interest receivable...............................          2
 Receivable for investments sold.................................    924,255
                                                                  ----------
   Total Assets..................................................  1,171,483
                                                                  ----------
Liabilities:
 Payable to custodian............................................     15,971
 Payable for capital shares redeemed.............................    859,976
 Advisory fees payable...........................................        778
 Management services fees payable................................        156
 Administrative services fees payable............................      1,072
 Distribution fees payable.......................................        536
 Other accrued expenses..........................................        544
                                                                  ----------
   Total Liabilities.............................................    879,033
                                                                  ----------
Net Assets....................................................... $  292,450
                                                                  ==========
Net Assets consist of:
 Capital......................................................... $  892,348
 Accumulated net investment loss.................................     (3,969)
 Accumulated net realized losses on investments..................   (598,777)
 Net unrealized appreciation/(depreciation) on investments.......      2,848
                                                                  ----------
Net Assets....................................................... $  292,450
                                                                  ==========
 Shares of Beneficial Interest Outstanding.......................     14,152
                                                                  ==========
 Net Asset Value (offering and redemption price per share)....... $    20.67
                                                                  ==========

 Statement of Operations
                       For the period May 1, 2002/(a)/ through June 30, 2002
Investment Income:
 Dividends....................................................... $     234
 Interest........................................................         6
                                                                  ---------
   Total Income..................................................       240
                                                                  ---------
Expenses:
 Advisory fees...................................................     1,608
 Management services fees........................................       322
 Administration fees.............................................        30
 Administrative services fees....................................     1,072
 Distribution fees...............................................       536
 Custody fees....................................................       408
 Fund accounting fees............................................        36
 Transfer agent fees.............................................       108
 Other fees......................................................        89
                                                                  ---------
   Total Expenses................................................     4,209
                                                                  ---------
Net Investment Loss..............................................    (3,969)
                                                                  ---------
Realized and Unrealized Gains/(Losses) on Investments:
Net realized losses on investments...............................  (598,777)
Net change in unrealized appreciation/(depreciation) on
 investments.....................................................     2,848
                                                                  ---------
   Net realized and unrealized losses on investments.............  (595,929)
                                                                  ---------
Change in Net Assets Resulting from Operations................... $(599,898)
                                                                  =========

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor


 Statement of Changes in Net Assets
                                                                       For the period
                                                                       May 1, 2002/(a)/
                                                                           through
                                                                        June 30, 2002
                                                                       ---------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.................................................  $     (3,969)
  Net realized losses on investments..................................      (598,777)
  Net change in unrealized appreciation/(depreciation) on investments.         2,848
                                                                        ------------
  Change in net assets resulting from operations......................      (599,898)
                                                                        ------------
Capital Transactions:
  Proceeds from shares issued.........................................    18,532,709
  Cost of shares redeemed.............................................   (17,640,361)
                                                                        ------------
  Change in net assets resulting from capital transactions............       892,348
                                                                        ------------
  Change in net assets................................................       292,450
Net Assets:
  Beginning of period.................................................            --
                                                                        ------------
  End of period.......................................................  $    292,450
                                                                        ============
Share Transactions:
  Issued..............................................................       716,221
  Redeemed............................................................      (702,069)
                                                                        ------------
  Change in shares....................................................        14,152
                                                                        ============

------
/(a)/ Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                  For the period
                                                                  May 1, 2002/(a)/
                                                                      through
                                                                   June 30, 2002
                                                                  ---------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period.............................    $  30.00
                                                                     --------
Investment Activities:
 Net investment loss.............................................       (0.08)/(b)/
 Net realized and unrealized losses on investments...............       (9.25)
                                                                     --------
 Total loss from investment activities...........................       (9.33)
                                                                     --------
Net Asset Value, End of Period...................................    $  20.67
                                                                     ========
Total Return.....................................................      (31.10)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period........................................    $292,450
Ratio of expenses to average net assets..........................        1.98%/(d)/
Ratio of net investment loss to average net assets...............       (1.87)%/(d)/
Portfolio turnover...............................................        2362%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Technology                    Investments
             (Unaudited)                            June 30, 2002

           Common Stocks (98.8%)
                                                       Shares  Value
                                                       ------ --------
          3Com Corp.*.................................  4,470 $ 19,668
          ADC Telecommunications, Inc.*...............  9,238   21,155
          Adobe Systems, Inc..........................  1,788   50,958
          Advanced Micro Devices, Inc.*...............  2,682   26,069
          Affiliated Computer Services, Inc.--Class A*    894   42,447
          Altera Corp.*...............................  2,682   36,475
          Amdocs, Ltd.*...............................  1,788   13,499
          Analog Devices*.............................  2,384   70,805
          Apple Computer, Inc.*.......................  2,980   52,806
          Applied Materials, Inc.*.................... 10,728  204,047
          Applied Micro Circuits Corp.*...............  3,278   15,505
          Atmel Corp.*................................  3,874   24,251
          Autodesk, Inc...............................  1,192   15,794
          Avaya, Inc.*................................  3,576   17,701
          Axcelis Technologies, Inc.*.................  1,788   20,204
          BEA Systems, Inc.*..........................  2,980   28,340
          BMC Software, Inc.*.........................  2,086   34,628
          Broadcom Corp.--Class A*....................  1,490   26,135
          Brocade Communications Systems, Inc.*.......  1,788   31,254
          Cadence Design Systems, Inc.*...............  2,086   33,626
          Check Point Software Technologies, Ltd.*....  1,490   20,204
          CIENA Corp.*................................  3,874   16,232
          Cisco Systems, Inc.*........................ 47,084  656,823
          Computer Associates International, Inc......  3,278   52,087
          Computer Sciences Corp.*....................  1,192   56,978
          Compuware Corp.*............................  3,278   19,897
          Comverse Technology, Inc.*..................  1,490   13,797
          Corning, Inc................................  7,450   26,448
          Crown Castle International Corp.*...........  2,980   11,711
          Cypress Semiconductor Corp.*................  1,192   18,095
          Dell Computer Corp.*........................ 14,900  389,486
          Electronic Data Systems Corp................  2,682   99,636
          EMC Corp.*.................................. 14,602  110,245
          Emulex Corp.*...............................    894   20,124
          Extreme Networks, Inc.*.....................  1,490   14,557
          Fairchild Semiconductor International, Inc.*  1,192   28,966
          Harris Corp.................................    596   21,599
          Hewlett-Packard Co.......................... 17,582  268,653
          Integrated Device Technology, Inc.*.........  1,192   21,623
          Intel Corp.................................. 42,614  778,557
          International Business Machines Corp........ 10,728  772,416
          Intersil Corp.--Class A*....................  1,192   25,485
          Intuit, Inc.*...............................  1,490   74,083
          J.D. Edwards & Co.*.........................  1,192   14,483
          JDS Uniphase Corp.*.........................  9,834   26,257
          Juniper Networks, Inc.*.....................  2,682   15,153
          KLA-Tencor Corp.*...........................  1,192   52,436
          KPMG Consulting, Inc.*......................  1,490   22,141
          Lam Research Corp.*.........................  1,192   21,432
          Level 3 Communications, Inc.*...............  3,576   10,549
          Lexmark International Group, Inc.*..........    894   48,634
          Linear Technology Corp......................  2,086   65,563
          LSI Logic Corp.*............................  2,980   26,075
          Lucent Technologies, Inc.................... 24,436   40,564
          Marvell Technology Group, Ltd.*.............    894   17,782
          Maxim Integrated Products, Inc.*............  2,086   79,956
          Maxtor Corp.*...............................  3,278   14,817
          Mercury Interactive Corp.*..................    894   20,526
          Microchip Technology, Inc.*.................  1,490   40,871

        Common Stocks, continued
                                                      Shares     Value
                                                     --------- ----------
       Micron Technology, Inc.*.....................    3,576  $   72,307
       Microsoft Corp.*.............................   29,800   1,630,061
       Motorola, Inc................................   14,900     214,858
       National Semiconductor Corp.*................    1,192      34,771
       NCR Corp.*...................................      894      30,932
       NetIQ Corp.*.................................      894      20,231
       Network Appliance, Inc.*.....................    2,682      33,364
       Network Associates, Inc.*....................    1,192      22,970
       Novell, Inc.*................................    5,066      16,262
       Novellus Systems, Inc.*......................    1,192      40,528
       NVIDIA Corp.*................................      894      15,359
       Oracle Corp.*................................   27,118     256,808
       Overture Services, Inc.*.....................      596      14,888
       Palm, Inc.*..................................    7,450      13,112
       PeopleSoft, Inc.*............................    1,788      26,605
       Pitney Bowes, Inc............................    1,788      71,019
       PMC-Sierra, Inc.*............................    1,490      13,812
       QLogic Corp.*................................      596      22,708
       Qualcomm, Inc.*..............................    5,066     139,264
       Rational Software Corp.*.....................    1,788      14,679
       Retek, Inc.*.................................      596      14,483
       Reynolds & Reynolds Co.......................      894      24,987
       Rockwell Collins, Inc........................    1,192      32,685
       Scientific-Atlanta, Inc......................    1,192      19,608
       Semtech Corp.*...............................      894      23,870
       Siebel Systems, Inc.*........................    2,980      42,376
       Storage Technology Corp.*....................    1,192      19,036
       Sun Microsystems, Inc.*......................   21,456     107,495
       SunGard Data Systems, Inc.*..................    2,086      55,237
       Symantec Corp.*..............................    1,192      39,157
       Synopsys, Inc.*..............................      596      32,667
       Tellabs, Inc.*...............................    2,980      18,476
       Teradyne, Inc.*..............................    1,192      28,012
       Texas Instruments, Inc.......................   11,026     261,315
       Unisys Corp.*................................    3,278      29,502
       VeriSign, Inc.*..............................    2,086      14,998
       Veritas Software Corp.*......................    2,682      53,077
       WebMD Corp.*.................................    2,980      16,777
       Xerox Corp...................................    5,364      37,387
       Xilinx, Inc.*................................    2,384      53,473
       Yahoo!, Inc.*................................    3,576      52,783
                                                               ----------
       TOTAL COMMON STOCKS..........................            8,502,247
                                                               ----------
        Federal Home Loan Bank (0.5%)
                                                     Principal
                                                      Amount
                                                     ---------
       Federal Home Loan Bank, 1.35%, 07/01/02......  $39,000      38,996
                                                               ----------
       TOTAL FEDERAL HOME LOAN BANK.................               38,996
                                                               ----------
       TOTAL INVESTMENTS
        (Cost $9,352,754)/(a)/--(99.3%).............            8,541,243
       Other assets in excess of liabilities--(0.7%)               62,325
                                                               ----------
       NET ASSETS--(100.0%).........................           $8,603,568
                                                               ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $   208,155
                    Unrealized depreciation....  (1,019,666)
                                                -----------
                    Net unrealized depreciation $  (811,511)
                                                ===========

              See accompanying notes to the financial statements.

             PROFUNDS VP
             ProFund VP Technology
             (Unaudited)


         Statement of Assets and Liabilities
                                                          June 30, 2002
        Assets:
          Investments, at value (cost $9,352,754)........  $ 8,541,243
          Cash...........................................          212
          Dividends and interest receivable..............        2,699
          Receivable for investments sold................       85,578
          Prepaid expenses...............................          162
                                                           -----------
           Total Assets..................................    8,629,894
                                                           -----------
        Liabilities:
          Advisory fees payable..........................          614
          Administration fees payable....................          443
          Administrative services fees payable...........       13,382
          Distribution fees payable......................        7,329
          Other accrued expenses.........................        4,558
                                                           -----------
           Total Liabilities.............................       26,326
                                                           -----------
        Net Assets.......................................  $ 8,603,568
                                                           ===========
        Net Assets consist of:
          Capital........................................  $19,093,116
          Accumulated net investment loss................     (133,321)
          Accumulated net realized losses on investments.   (9,544,716)
          Net unrealized appreciation/(depreciation) on
           investments...................................     (811,511)
                                                           -----------
        Net Assets.......................................  $ 8,603,568
                                                           ===========
          Shares of Beneficial Interest Outstanding......      713,844
                                                           ===========
          Net Asset Value (offering and redemption
           price per share)..............................  $     12.05
                                                           ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $    10,858
        Interest.............................................         556
                                                              -----------
         Total Income........................................      11,414
                                                              -----------
      Expenses:
        Advisory fees........................................      54,855
        Management services fees.............................      10,971
        Administration fees..................................       3,266
        Administrative services fees.........................      30,912
        Distribution fees....................................      18,285
        Custody fees.........................................      14,287
        Fund accounting fees.................................       5,835
        Transfer agent fees..................................      10,305
        Other fees...........................................      10,694
                                                              -----------
         Total Expenses before waivers.......................     159,410
         Less Expenses waived by the Investment Advisor......     (14,675)
                                                              -----------
         Net Expenses........................................     144,735
                                                              -----------
      Net Investment Loss....................................    (133,321)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................  (4,565,743)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................  (2,537,137)
                                                              -----------
         Net realized and unrealized losses on investments...  (7,102,880)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(7,236,201)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      January 22, 2001/(a)/
                                                                       six months ended       through
                                                                        June 30, 2002    December 31, 2001
                                                                       ---------------- --------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.................................................   $   (133,321)     $    (186,340)
  Net realized losses on investments..................................     (4,565,743)        (4,978,973)
  Net change in unrealized appreciation/(depreciation) on investments.     (2,537,137)         1,725,626
                                                                         ------------      -------------
  Change in net assets resulting from operations......................     (7,236,201)        (3,439,687)
                                                                         ------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     68,362,537        156,261,933
  Cost of shares redeemed.............................................    (67,932,588)      (137,412,426)
                                                                         ------------      -------------
  Change in net assets resulting from capital transactions............        429,949         18,849,507
                                                                         ------------      -------------
  Change in net assets................................................     (6,806,252)        15,409,820
Net Assets:
  Beginning of period.................................................     15,409,820                 --
                                                                         ------------      -------------
  End of period.......................................................   $  8,603,568      $  15,409,820
                                                                         ============      =============
Share Transactions:
  Issued..............................................................      3,916,827          8,154,984
  Redeemed............................................................     (4,060,286)        (7,297,681)
                                                                         ------------      -------------
  Change in shares....................................................       (143,459)           857,303
                                                                         ============      =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                                   For the
                                                                                               six months ended
                                                                                                June 30, 2002
                                                                                               ----------------
                                                                                                 (Unaudited)
                     Net Asset Value, Beginning of Period.....................................    $    17.97
                                                                                                  ----------
                     Investment Activities:
                       Net investment loss....................................................         (0.15)/(b)/
                      Net realized and unrealized losses on investments.......................         (5.77)
                                                                                                  ----------
                       Total loss from investment activities..................................         (5.92)
                                                                                                  ----------
                     Net Asset Value, End of Period...........................................    $    12.05
                                                                                                  ==========
                     Total Return.............................................................        (32.94)%/(c)/
                     Ratios/Supplemental Data:
                     Net assets, end of period................................................    $8,603,568
                     Ratio of expenses to average net assets..................................          1.98%/(d)/
                     Ratio of net investment loss to average net assets.......................         (1.83)%/(d)/
                     Ratio of expenses to average net assets*.................................          2.18%/(d)/
                     Portfolio turnover.......................................................           814%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                  For the period
                                                                                               January 22, 2001/(a)/
                                                                                                     through
                                                                                                December 31, 2001
                                                                                               --------------------

                     Net Asset Value, Beginning of Period.....................................     $     30.00
                                                                                                   -----------
                     Investment Activities:
                       Net investment loss....................................................           (0.34)/(b)/
                      Net realized and unrealized losses on investments.......................          (11.69)
                                                                                                   -----------
                       Total loss from investment activities..................................          (12.03)
                                                                                                   -----------
                     Net Asset Value, End of Period...........................................     $     17.97
                                                                                                   ===========
                     Total Return.............................................................          (40.10)%/(c)/
                     Ratios/Supplemental Data:
                     Net assets, end of period................................................     $15,409,820
                     Ratio of expenses to average net assets..................................            2.10%/(d)/
                     Ratio of net investment loss to average net assets.......................           (1.91)%/(d)/
                     Ratio of expenses to average net assets*.................................            2.10%/(d)/
                     Portfolio turnover.......................................................            2548%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP                               Investments
             Telecommunications                     June 30, 2002
             (Unaudited)

       Common Stocks (59.4%)
                                                         Shares   Value
                                                         ------ ----------
      Aether Systems, Inc.*.............................     96 $      283
      AirGate PCS, Inc.*................................     64         64
      Allegiance Telecom, Inc.*.........................    320        586
      Alltel Corp.......................................    928     43,616
      AT&T Corp......................................... 12,032    128,742
      AT&T Wireless Services, Inc.*.....................  7,232     42,307
      BellSouth Corp....................................  5,856    184,464
      Broadwing, Inc.*..................................    640      1,664
      CenturyTel, Inc...................................    416     12,272
      Citizens Communications Co.*......................    864      7,223
      IDT Corp.*........................................     64      1,083
      IDT Corp.--Class B*...............................     96      1,546
      Leap Wireless International, Inc.*................    128        138
      Nextel Communications, Inc.--Class A*.............  2,208      7,088
      Nextel Partners, Inc.--Class A*...................    288        867
      Qwest Communications International, Inc...........  4,288     12,006
      SBC Communications, Inc...........................  2,864     87,352
      Sprint Corp. (FON Group)..........................  2,496     26,483
      Sprint Corp. (PCS Group)*.........................  1,984      8,868
      Telephone & Data Systems, Inc.....................    160      9,688
      Time Warner Telecom, Inc.--Class A*...............    160        269
      Touch America Holdings, Inc.*.....................    320        880
      Triton PCS Holdings, Inc.--Class A*...............    192        749
      US Cellular Corp.*................................     32        814
      Verizon Communications, Inc.......................  2,812    112,902
      Western Wireless Corp.--Class A*..................    224        726
      Wireless Facilities, Inc.*........................     64        314
      WorldCom, Inc.--WorldCom Group*...................  9,471      1,326
      WorldCom, Inc.--MCI Group.........................    396        356
                                                                ----------
      TOTAL COMMON STOCKS...............................           694,676
                                                                ----------

     Federal Home Loan Bank (1.5%)
                                                       Principal
                                                        Amount     Value
                                                       --------- ----------
    Federal Home Loan Bank, 1.36%, 07/01/02...........  $17,000  $   16,998
                                                                 ----------
    TOTAL FEDERAL HOME LOAN BANK......................               16,998
                                                                 ----------
    TOTAL INVESTMENTS (Cost $778,665)/(a)/--(60.9%)...              711,674
    Other assets in excess of liabilities--(39.1%)....              456,247
                                                                 ----------
    NET ASSETS--(100.0%)..............................           $1,167,921
                                                                 ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                 Unrealized appreciation............ $  6,702
                 Unrealized depreciation............  (73,693)
                                                     --------
                 Net unrealized depreciation........ $(66,991)
                                                     ========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $778,665).............. $   711,674
         Cash...............................................         676
         Dividends and interest receivable..................       1,620
         Receivable for investments sold....................     460,508
         Prepaid expenses...................................          49
                                                             -----------
          Total Assets......................................   1,174,527
                                                             -----------
       Liabilities:
         Advisory fees payable..............................         289
         Administration fees payable........................          76
         Administrative services fees payable...............       3,479
         Distribution fees payable..........................       1,898
         Other accrued expenses.............................         864
                                                             -----------
          Total Liabilities.................................       6,606
                                                             -----------
       Net Assets........................................... $ 1,167,921
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 7,370,186
         Accumulated net investment loss....................        (255)
         Accumulated net realized losses on investments.....  (6,135,019)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     (66,991)
                                                             -----------
       Net Assets........................................... $ 1,167,921
                                                             ===========
         Shares of Beneficial Interest Outstanding..........      86,203
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     13.55
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $    43,325
        Interest.............................................         389
                                                              -----------
         Total Income........................................      43,714
                                                              -----------
      Expenses:
        Advisory fees........................................      16,595
        Management services fees.............................       3,319
        Administration fees..................................         811
        Administrative services fees.........................       9,292
        Distribution fees....................................       5,532
        Custody fees.........................................       3,567
        Fund accounting fees.................................       1,407
        Transfer agent fees..................................       6,059
        Other fees...........................................       2,927
                                                              -----------
         Total Expenses before waivers.......................      49,509
         Less Expenses waived by the Investment Advisor......      (5,540)
                                                              -----------
         Net Expenses........................................      43,969
                                                              -----------
      Net Investment Loss....................................        (255)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................  (2,117,863)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................    (191,048)
                                                              -----------
         Net realized and unrealized losses on investments...  (2,308,911)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,309,166)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      January 22, 2001/(a)/
                                                                       six months ended       through
                                                                        June 30, 2002    December 31, 2001
                                                                       ---------------- --------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:...........................................................
  Net investment loss.................................................   $       (255)      $    (65,344)
  Net realized losses on investments..................................     (2,117,863)        (4,017,156)
  Net change in unrealized appreciation/(depreciation) on investments.       (191,048)           124,057
                                                                         ------------       ------------
  Change in net assets resulting from operations......................     (2,309,166)        (3,958,443)
                                                                         ------------       ------------
Capital Transactions:
  Proceeds from shares issued.........................................     27,208,350         81,248,311
  Cost of shares redeemed.............................................    (27,881,725)       (73,139,406)
                                                                         ------------       ------------
  Change in net assets resulting from capital transactions............       (673,375)         8,108,905
                                                                         ------------       ------------
  Change in net assets................................................     (2,982,541)         4,150,462
Net Assets:
  Beginning of period.................................................      4,150,462                 --
                                                                         ------------       ------------
  End of period.......................................................   $  1,167,921       $  4,150,462
                                                                         ============       ============
Share Transactions:
  Issued..............................................................      1,505,253          3,404,904
  Redeemed............................................................     (1,611,453)        (3,212,501)
                                                                         ------------       ------------
  Change in shares....................................................       (106,200)           192,403
                                                                         ============       ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

 Financial Highlights
Selected data for a share of beneficial interest outstanding thoughout the periods indicated.
                                                                                                  For the period
                                                                    For the                    January 22, 2001/(a)/
                                                                six months ended                     through
                                                                 June 30, 2002                  December 31, 2001
                                                              ----------------                 --------------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.........................    $    21.57                         $    30.00
                                                                 ----------                         ----------
Investment Activities:
  Net investment loss........................................            --/(b), (c)/                   (0.28)/(b)/
  Net realized and unrealized losses on investments..........        (8.02)                             (8.15)
                                                                 ----------                         ----------
  Total loss from investment activities......................        (8.02)                             (8.43)
                                                                 ----------                         ----------
Net Asset Value, End of Period...............................    $    13.55                         $    21.57
                                                                 ==========                         ==========
Total Return.................................................       (37.18)%/(d)/                      (28.10)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period....................................    $1,167,921                         $4,150,462
Ratio of expenses to average net assets......................          1.98%/(e)/                         2.17%/(e)/
Ratio of net investment loss to average net assets...........        (0.01)%/(e)/                       (1.27)%/(e)/
Ratio of expenses to average net assets*.....................          2.23%/(e)/                         2.17%/(e)/
Portfolio turnover...........................................          1225%                              2830%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Amount is less than $0.005.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Utilities                     Investments
             (Unaudited)                            June 30, 2002

             Common Stocks (99.9%)
                                                  Shares   Value
                                                  ------ ----------
            AES Corp.*........................... 18,260 $   98,969
            AGL Resources, Inc...................  1,992     46,214
            Allegheny Energy, Inc................  4,980    128,235
            Alliant Energy Corp..................  3,652     93,856
            Ameren Corp..........................  5,810    249,888
            American Electric Power, Inc......... 13,446    538,109
            American Water Works Co., Inc........  3,320    143,457
            Aquilla, Inc.........................  5,644     45,152
            Avista Corp..........................  1,826     25,199
            Black Hills Corp.....................    996     34,472
            Calpine Corp.*....................... 14,774    103,861
            Cinergy Corp.........................  6,640    238,974
            CLECO Corp...........................  1,826     39,989
            CMS Energy Corp......................  5,312     58,326
            Conectiv, Inc........................  3,320     85,689
            Consolidated Edison, Inc.............  8,466    353,456
            Constellation Energy Group, Inc......  6,474    189,947
            Dominion Resources, Inc.............. 10,956    725,286
            DPL, Inc.............................  4,980    131,721
            DQE, Inc.............................  2,656     37,184
            DTE Energy Co........................  6,474    288,999
            Duke Energy Corp..................... 32,868  1,022,194
            Dynegy, Inc.--Class A................  7,802     56,174
            Edison International*................ 12,948    220,116
            El Paso Corp......................... 21,082    434,500
            El Paso Electric Co.*................  1,992     27,589
            Energen Corp.........................  1,162     31,955
            Energy East Corp.....................  4,648    105,045
            Entergy Corp.........................  8,798    373,387
            Equitable Resources, Inc.............  2,490     85,407
            Exelon Corp.......................... 12,782    668,499
            FirstEnergy Corp..................... 11,786    393,417
            FPL Group, Inc.......................  7,138    428,209
            Great Plains Energy, Inc.............  2,490     50,672
            Hawaiian Electric Industries, Inc....  1,494     63,570
            IDACORP, Inc.........................  1,494     41,384
            KeySpan Corp.........................  5,478    206,246
            MDU Resources Group, Inc.............  2,822     74,190
            Mirant Corp.*........................ 15,770    115,121
            National Fuel Gas Co.................  3,154     70,997
            NICOR, Inc...........................  1,826     83,540
            NiSource, Inc........................  8,134    177,565
            Northeast Utilities System...........  5,146     96,796
            Northwest Natural Gas Co.............    996     28,635
            NSTAR................................  2,158     96,635
            NUI Corp.............................    498     13,695
            OGE Energy Corp......................  3,154     72,100
            ONEOK, Inc...........................  1,992     43,724
            Peoples Energy Corp..................  1,328     48,419
            PG&E Corp.*.......................... 15,438    276,186
            Philadelphia Suburban Corp...........  2,158     43,592
            Piedmont Natural Gas Company, Inc....  1,328     49,109
            Pinnacle West Capital Corp...........  3,320    131,140
            PNM Resources, Inc...................  1,494     36,155
            Potomac Electric Power Co............  4,316     92,708
            PPL Corp.............................  5,810    192,195
            Progress Energy, Inc.................  8,798    457,584
            Public Service Enterprise Group, Inc.  8,300    359,390
            Puget Energy, Inc....................  3,486     71,986

          Common Stocks, continued
                                                  Shares      Value
                                                 --------- -----------
         Questar Corp...........................    3,154  $    77,904
         Reliant Energy, Inc....................   10,624      179,546
         Reliant Resources, Inc.*...............    2,324       20,335
         RGS Energy Group, Inc..................    1,328       52,058
         SCANA Corp.............................    4,150      128,111
         Sempra Energy..........................    8,300      183,679
         Sierra Pacific Resources...............    3,984       31,075
         Southern Co............................   27,888      764,130
         Southern Union Co.*....................    1,746       29,674
         TECO Energy, Inc.......................    6,142      152,015
         TXU Corp...............................   11,122      573,339
         Unisource Energy Corp..................    1,328       24,701
         Vectren Corp...........................    2,656       66,666
         Westar Energy, Inc.....................    2,158       33,125
         WGL Holdings, Inc......................    1,992       51,593
         Wisconsin Energy Corp..................    4,648      117,455
         Xcel Energy, Inc.......................   15,604      261,679
                                                           -----------
         TOTAL COMMON STOCKS....................            13,243,894
                                                           -----------
          Federal Home Loan Bank (0.5%)
                                                 Principal
                                                  Amount
                                                 ---------
         Federal Home Loan Bank, 1.35%, 07/01/02  $62,000       61,993
                                                           -----------
         TOTAL FEDERAL HOME LOAN BANK...........                61,993
                                                           -----------
         TOTAL INVESTMENTS
          (Cost $12,661,848)/(a)/--(100.4%).....            13,305,887
         Liabilities in excess of other
          assets--(-0.4)%.......................               (46,504)
                                                           -----------
         NET ASSETS--(100.0%)...................           $13,259,383
                                                           ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 827,291
                     Unrealized depreciation....  (183,252)
                                                 ---------
                     Net unrealized appreciation $ 644,039
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities
(Unaudited)


        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $12,661,848)........... $13,305,887
         Cash...............................................         147
         Dividends and interest receivable..................      25,670
         Prepaid expenses...................................         103
                                                             -----------
          Total Assets......................................  13,331,807
                                                             -----------
       Liabilities:
         Payable for investments purchased..................       7,301
         Advisory fees payable..............................       7,036
         Administration fees payable........................         732
         Administrative services fees payable...............      31,421
         Distribution fees payable..........................      17,359
         Other accrued expenses.............................       8,575
                                                             -----------
          Total Liabilities.................................      72,424
                                                             -----------
       Net Assets........................................... $13,259,383
                                                             ===========
       Net Assets consist of:
         Capital............................................ $21,804,762
         Accumulated undistributed net investment income....     197,974
         Accumulated net realized losses on investments.....  (9,387,392)
         Net unrealized appreciation/(depreciation) on
          investments.......................................     644,039
                                                             -----------
       Net Assets........................................... $13,259,383
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     581,357
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     22.81
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   421,341
        Interest.............................................         241
                                                              -----------
         Total Income........................................     421,582
                                                              -----------
      Expenses:
        Advisory fees........................................      84,829
        Management services fees.............................      16,966
        Administration fees..................................       5,194
        Administrative services fees.........................      48,888
        Distribution fees....................................      28,276
        Custody fees.........................................      13,702
        Fund accounting fees.................................       8,311
        Transfer agent fees..................................      13,111
        Other fees...........................................      15,367
                                                              -----------
         Total Expenses before waivers.......................     234,644
         Less Expenses waived by the Investment Advisor......     (11,036)
                                                              -----------
         Net Expenses........................................     223,608
                                                              -----------
      Net Investment Income..................................     197,974
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments...................  (3,049,402)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................      82,698
                                                              -----------
         Net realized and unrealized losses on investments...  (2,966,704)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,768,730)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities


 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      January 22, 2001/(a)/
                                                                       six months ended       through
                                                                        June 30, 2002    December 31, 2001
                                                                       ---------------- --------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment income...............................................  $     197,974      $     190,819
  Net realized losses on investments..................................     (3,049,402)        (6,337,990)
  Net change in unrealized appreciation/(depreciation) on investments.         82,698            561,341
                                                                        -------------      -------------
  Change in net assets resulting from operations......................     (2,768,730)        (5,585,830)
                                                                        -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................    128,352,831        128,342,077
  Cost of shares redeemed.............................................   (125,745,143)      (109,335,822)
                                                                        -------------      -------------
  Change in net assets resulting from capital transactions............      2,607,688         19,006,255
                                                                        -------------      -------------
  Change in net assets................................................       (161,042)        13,420,425
Net Assets:
  Beginning of period.................................................     13,420,425                 --
                                                                        -------------      -------------
  End of period.......................................................  $  13,259,383      $  13,420,425
                                                                        =============      =============
Share Transactions:...................................................
  Issued..............................................................      5,223,208          4,284,450
  Redeemed............................................................     (5,185,361)        (3,740,940)
                                                                        -------------      -------------
  Change in shares....................................................         37,847            543,510
                                                                        =============      =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                             For the period
                                                          For the         January 22, 2001/(a)/
                                                      six months ended          through
                                                       June 30, 2002       December 31, 2001
                                                     ----------------     --------------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period................   $     24.69            $     30.00
                                                       -----------            -----------
Investment Activities:
  Net investment income.............................          0.21/(b)/              0.39/(b)/
  Net realized and unrealized losses on investments.         (2.09)                 (5.70)
                                                       -----------            -----------
  Total loss from investment activities.............         (1.88)                 (5.31)
                                                       -----------            -----------
Net Asset Value, End of Period......................   $     22.81            $     24.69
                                                       ===========            ===========
Total Return........................................         (7.61)%/(c)/          (17.70)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period...........................   $13,259,383            $13,420,425
Ratio of expenses to average net assets.............          1.98%/(d)/             2.05%/(d)/
Ratio of net investment income to average net assets          1.75%/(d)/             1.44%/(d)/
Ratio of expenses to average net assets*............          2.08%/(d)/             2.05%/(d)/
Portfolio turnover..................................           952%                  1008%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                                 June 30, 2002
                                  (Unaudited)


1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of ninety-two separately managed series, seventy-four of which are operational as of June 30, 2002. These accompanying financial statements relate to the following portfolios:
   ProFund VP Bull, ProFund VP OTC, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Europe 30, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP U.S. Government Plus, ProFund VP Bull Plus, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short OTC, ProFund VP Rising Rates Opportunity, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act. The ProFund VP Asia 30, ProFund VP Japan, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP U.S. Government Plus, ProFund VP UltraMid-Cap, ProFund VP Short OTC, ProFund VP Rising Rates Opportunity, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals and ProFund VP Semiconductor commenced operations on May 1, 2002.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.
   Investment Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost which approximates market value.

   For the ProFunds VP, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price.

   The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)


   the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Short Sales

   The ProFund VP Bear, ProFund VP Short OTC and ProFund VP Rising Rates Opportunity may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds VP may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. The initial margin, which is a substantial amount of the cash balance, is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use by the ProFund VP. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses when cash is exchanged. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Index Options and Options on Futures Contracts

   The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)



   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Swap Contracts

   The ProFunds VP may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund VP's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund VP's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregating assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

   At June 30, 2002, the following swap contracts were outstanding and were collateralized by assets of each particular ProFund VP:

                                                                                            Unrealized
                                      Notional    Termination                             Appreciation/
                                       Amount        Date          Return Benchmark       (Depreciation)
                                    ------------  ----------- --------------------------- --------------
ProFund VP U.S. Government Plus.... $ 13,022,828   07/26/02   30 Year U.S. Treasury Bond    $   5,376
ProFund VP UltraMid-Cap............    3,471,827   07/01/02   S&P MidCap 400 Index             81,635
ProFund VP UltraSmall-Cap..........   34,970,404   07/01/02   Russell 2000 Index              298,105
ProFund VP UltraOTC................   44,605,000   07/01/02   NASDAQ-100 Index                 19,918
ProFund VP Short OTC...............  (28,063,060)  07/01/02   NASDAQ-100 Index                (24,709)
ProFund VP Rising Rates Opportunity   (3,148,206)  07/26/02   30 Year U.S. Treasury Bond        3,990
ProFund VP Precious Metals.........   10,297,113   07/23/02   DJ US Precious Metals Index    (971,755)

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)


   income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   Each of the ProFunds VP (except the ProFund VP U.S. Government Plus and the ProFund VP Real Estate) intends to declare and distribute to its shareholders annually all of the year's net investment income. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pays dividends on a monthly basis. ProFund VP Real Estate declares dividends from net investment income quarterly and pays dividends on a quarterly basis. Net realized capital gains, if any, will be distributed annually.

   The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

   Federal Income Tax

   Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, each of the ProFunds VP (except the ProFund VP U.S. Government Plus) pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%. ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.50%.

   For its services as Administrator, the ProFunds VP pay BISYS an annual fee based on the following schedule of average net assets: 0.05% of average daily net assets from $0 to $2 billion, 0.04% on the next $3 billion of average daily net assets, 0.03% on the next $5 billion of average daily net assets, and 0.02% of average daily net assets over $10 billion. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with American Skandia Life Assurance Corporation ("American Skandia") pursuant to which American Skandia will provide administrative services with respect to the ProFunds VP. For these services, each ProFund VP pays American Skandia a quarterly fee equal on an annual basis of up to 0.50% of the average daily net assets.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)



   The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse expenses of each ProFund VP for the period ending June 30, 2002 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except the ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus is limited to operating expenses at an annualized rate of 1.73% of the average daily net assets.

   The Advisor may request and receive reimbursement of the advisory and management services fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each ProFund VP are at an annual rate less than the expense limit for the payments made through the period ending December 31. As of the period ending June 30, 2002, the reimbursement that may potentially be made by the ProFunds VP is as follows:

                                                   Expires
                                                    2005
                                                   -------
                     ProFund VP Bull Plus......... $11,436
                     ProFund VP UltraSmall-Cap....  51,645
                     ProFund VP UltraOTC..........   8,040
                     ProFund VP Biotechnology.....  10,103
                     ProFund VP Energy............  11,706
                     ProFund VP Financial.........   6,127
                     ProFund VP Healthcare........   9,993
                     ProFund VP Real Estate.......   8,576
                     ProFund VP Technology........  14,675
                     ProFund VP Telecommunications   5,540
                     ProFund VP Utilities.........  11,036

                                   Continued

PROFUNDS VP

                  Notes to Financial Statements, (concluded)
                                 June 30, 2002
                                  (Unaudited)



4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2002 were as follows:

                                             Purchases      Sales
                                            ------------ ------------
           ProFund VP Bull................. $ 35,595,048 $ 20,719,969
           ProFund VP OTC..................  127,685,917  147,424,246
           ProFund VP Asia 30..............    9,048,642    6,279,344
           ProFund VP Europe 30............  258,898,841  281,943,218
           ProFund VP Mid-Cap Value........   60,241,667   51,049,462
           ProFund VP Mid-Cap Growth.......   14,562,965   13,514,421
           ProFund VP Small-Cap Value......   52,464,655   37,233,780
           ProFund VP Small-Cap Growth.....    9,118,144    8,224,775
           ProFund VP U.S. Government Plus.    4,919,128      244,844
           ProFund VP Bull Plus............  330,917,536  315,767,990
           ProFund VP UltraMid-Cap.........   50,966,518   47,926,819
           ProFund VP UltraSmall-Cap.......  325,187,662  373,500,008
           ProFund VP UltraOTC.............  243,246,987  285,621,838
           ProFund VP Banks................   38,079,641   31,220,811
           ProFund VP Basic Materials......   34,938,529   20,584,205
           ProFund VP Biotechnology........   92,878,386  116,209,281
           ProFund VP Consumer Cyclical....   15,646,032   13,814,030
           ProFund VP Consumer Non-Cyclical   20,690,920   14,725,546
           ProFund VP Energy...............  190,702,257  200,463,055
           ProFund VP Financial............  227,154,896  232,834,247
           ProFund VP Healthcare...........  100,463,063  119,823,485
           ProFund VP Industrial...........    4,569,175    4,390,845
           ProFund VP Internet.............      679,129      567,553
           ProFund VP Pharmaceuticals......   15,785,517    3,281,502
           ProFund VP Real Estate..........  340,584,529  280,809,488
           ProFund VP Semiconductor........   18,005,961   15,573,814
           ProFund VP Technology...........   98,904,408   98,506,959
           ProFund VP Telecommunications...   33,170,686   32,749,126
           ProFund VP Utilities............  182,800,464  178,638,336

5. Concentration of Credit Risk

   The ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Cyclical, ProFund VP Consumer Non-Cyclical, ProFund VP Energy, ProFund VP Financial, ProFund VP Healthcare, ProFund VP Industrial, ProFund VP Internet, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.